UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09491
Allianz Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297

(Address of principal executive offices)	(Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8006

(Name and address of agent for service)
Registrant’s telephone number, including area code 800-624-0197
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009

Item 1. Schedule of Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (91.0%):
Aerospace & Defense (4.0%):
361,780	BAE Systems plc	$2,018,689
259,203	Bombardier, Inc., Class B	1,203,512
237,565	Finmeccanica SpA	4,202,967
989,000	Singapore Technologies Engineering, Ltd.	1,924,028

		9,349,196

Air Freight & Logistics (1.0%):
83,964	TNT NV	2,257,084

Auto Components (1.2%):
57,100	DENSO Corp.	1,659,932
8,164	Hyundai Mobis Co., Ltd.	1,142,287

		2,802,219

Automobiles (0.7%):
44,300	Toyota Motor Corp.	1,743,760

Beverages (2.5%):
128,343	Anheuser-Busch InBev NV	5,868,004

Biotechnology (1.0%):
79,699	CSL, Ltd.	2,345,538

Chemicals (1.5%):
15,308	Syngenta AG, Registered Shares	3,515,426

Commercial Banks (3.6%):
282,891	Akbank T.A.S.	1,649,797
41,601	BNP Paribas, Inc.	3,327,024
297,000	United Overseas Bank, Ltd.	3,514,406

		8,491,227

Commercial Services & Supplies (0.8%):
151,985	Capita Group plc	1,755,308

Communications Equipment (0.5%):
80,080	Nokia OYJ	1,172,077

Construction Materials (0.7%):
54,983	Carlsberg A/S, Class B	1,523,752

Distributors (0.9%):
528,000	Li & Fung, Ltd.	2,116,423

Diversified Financial Services (0.4%):
12,622	Deutsche Boerse AG	1,035,724

Diversified Telecommunication Services (4.0%):
186,824	Koninklijke KPN NV	3,100,077
65,600	Philippine Long Distance Telephone Co.	3,349,549
109,747	Telefonica SA	3,028,979

		9,478,605

Electronic Equipment Instruments & Components (3.4%):
97,600	HOYA Corp.	2,289,620
10,487	Keyence Corp.	2,230,192
41,500	Nidec Corp.	3,365,504

		7,885,316

Energy Equipment & Services (0.5%):
118,442	Petroleum Geo-Services*	1,161,050

Food & Staples Retailing (2.9%):
143,172	Koninklijke Ahold NV	1,722,577
601,848	Tesco plc	3,850,454
48,184	Woolworths, Ltd.	1,241,202

		6,814,233

Food Products (4.0%):
109,346	Cadbury plc	1,403,037
27,593	Groupe Danone	1,669,109
120,754	Nestle SA, Registered Shares	5,152,828
38,091	Unilever NV	1,099,470

		9,324,444

Health Care Equipment & Supplies (3.5%):
54,322	Cochlear, Ltd.	3,195,110
122,932	Smith & Nephew plc	1,101,010
38,144	Sonova Holding AG, Registered Shares	3,852,011

		8,148,131

Hotels, Restaurants & Leisure (1.6%):
617,683	Compass Group plc	3,777,806

Household Products (2.3%):
110,353	Reckitt Benckiser Group plc	5,392,277

Independent Power Producers & Energy Traders (1.4%):
725,286	International Power plc	3,353,642

Industrial Conglomerates (2.8%):
459,000	Hutchison Whampoa, Ltd.	3,293,937
563,000	Keppel Corp., Ltd.	3,217,319

		6,511,256

Insurance (2.1%):
86,737	AXA SA	2,346,763
121,183	QBE Insurance Group, Ltd.	2,562,738

		4,909,501

IT Services (2.5%):
22,234	Cap Gemini SA	1,165,839
94,768	Infosys Technologies, Ltd., ADR	4,595,300

		5,761,139

Machinery (1.6%):
31,683	Bharat Heavy Electricals, Ltd.	1,533,466
24,800	Fanuc, Ltd.	2,216,113

		3,749,579

Media (3.8%):
134,134	Grupo Televisa SA, ADR	2,493,551
407,820	Informa plc	2,055,226
286,981	Reed Elsevier plc	2,148,953
246,141	WPP plc	2,115,376

		8,813,106

Metals & Mining (1.8%):
128,494	BHP Billiton, Ltd.	4,245,172

Oil, Gas & Consumable Fuels (8.9%):
161,729	BG Group plc	2,814,192
31,234	Canadian Natural Resources, Ltd.	2,109,696
28,691	EnCana Corp.	1,661,848
139,033	Eni SpA	3,480,625
56,105	Petroleo Brasileiro SA, ADR, Class A	2,205,488
72,879	Suncor Energy, Inc.	2,546,407
137,786	Talisman Energy, Inc.	2,398,125
62,632	Total SA	3,728,219

		20,944,600

Pharmaceuticals (13.0%):
69,122	Bayer AG	4,810,155
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
35,191	Merck KGaA	$3,500,117
66,559	Novo Nordisk A/S, B Shares	4,181,051
41,110	Roche Holding AG	6,656,695
279,429	Shire plc	4,852,796
128,714	Teva Pharmaceutical Industries, Ltd., ADR	6,507,780

		30,508,594

Road & Rail (0.7%):
35,582	Canadian National Railway Co.	1,752,839

Semiconductors & Semiconductor Equipment (1.1%):
245,405	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,689,639

Software (0.5%):
23,055	SAP AG	1,132,396

Specialty Retail (0.7%):
248,500	Esprit Holdings, Ltd.	1,666,593

Textiles, Apparel & Luxury Goods (2.0%):
22,306	Adidas AG	1,185,952
10,248	Puma AG	3,398,975

		4,584,927

Tobacco (3.5%):
83,749	British American Tobacco plc	2,631,665
190,943	Imperial Tobacco Group plc	5,516,362

		8,148,027

Wireless Telecommunication Services (3.6%):
98,488	America Movil, SAB de C.V., ADR, Series L	4,316,729
1,879,048	Vodafone Group plc	4,216,722

		8,533,451

Total Common Stocks (Cost $190,493,310)		213,262,061

Right (0.0%):
Commercial Banks (0.0%):
41,601	BNP Paribas*	90,089

Total Rights (Cost $—)		90,089

Investment Company (5.5%):
12,830,044	Dreyfus Treasury Prime Cash Management, 0.00%(a)	12,830,044

Total Investment Company (Cost $12,830,044)		12,830,044

Total Investment Securities (Cost $203,323,354)(b)—96.5%		226,182,194
Net other assets (liabilities) — 3.5%		8,161,709

Net Assets — 100.0%		$234,343,903

Percentages indicated are based on net assets as of September 30, 2009.

*	Non-income producing security.

ADR	American Depository Receipt

PLC	Public Liability Company

(a)	The rate presented represents the effective yield at September 30, 2009.

(b)	Cost for federal income tax purposes is $211,370,299. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$30,610,937
Unrealized depreciation	(15,799,042)

Net unrealized appreciation	$14,811,895

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2009:

Country	Percentage
United Kingdom	19.5%
Switzerland	8.5%
Germany	6.7%
Australia	6.0%
Japan	6.0%
United States	5.7%
France	5.5%
Canada	5.2%
Singapore	3.8%
Netherlands	3.6%
Italy	3.4%
Hong Kong	3.1%
Mexico	3.0%
Israel	2.9%
India	2.7%
Belgium	2.6%
Jersey	2.1%
Denmark	1.8%
Philippines	1.5%
Spain	1.3%
Taiwan	1.2%
Brazil	1.0%
Ireland	0.7%
Turkey	0.7%
Finland	0.5%
Korea	0.5%
Norway	0.5%

Total	100.0%

As of September 30, 2009 the Fund’s open foreign currency exchange contracts were as follows:

				Unrealized
	Delivery	Contract		Appreciation/
Short Contracts	Date	Amount	Fair Value	(Depreciation)
Deliver 37,666 British Sterling Pounds in exchange for U.S. Dollars	10/2/09	$60,680	$60,187	$493
Deliver 40,210 Japanese Yen in exchange for U.S. Dollars	10/2/09	40,210	40,102	108

				$601

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.5%):
Air Freight & Logistics (3.0%):
42,900	C.H. Robinson Worldwide, Inc.	$2,477,475
80,500	United Parcel Service, Inc., Class B	4,545,835

		7,023,310

Airline (1.5%):
385,900	Delta Air Lines, Inc.*	3,457,664

Beverages (3.4%):
107,900	Coca-Cola Co. (The)	5,794,230
36,000	PepsiCo, Inc.	2,111,760

		7,905,990

Biotechnology (5.0%):
80,800	Amgen, Inc.*	4,866,584
61,600	Celgene Corp.*	3,443,440
60,400	Genzyme Corp.*	3,426,492

		11,736,516

Capital Markets (1.4%):
18,000	Goldman Sachs Group, Inc.	3,318,300

Chemicals (0.8%):
42,100	Ecolab, Inc.	1,946,283

Commercial Banks (0.5%):
41,000	Wells Fargo & Co.	1,155,380

Commercial Services & Supplies (0.5%):
18,500	Manpower, Inc.	1,049,135

Communications Equipment (6.7%):
304,100	Cisco Systems, Inc.*	7,158,514
187,900	QUALCOMM, Inc.	8,451,742

		15,610,256

Computers & Peripherals (10.4%):
60,500	Apple, Inc.*	11,214,885
123,800	EMC Corp.*	2,109,552
96,300	Hewlett-Packard Co.	4,546,323
17,100	International Business Machines Corp.	2,045,331
14,700	NetApp, Inc.*	392,196
105,500	Palm, Inc.*	1,838,865
130,100	Seagate Technology	1,978,821

		24,125,973

Diversified Financial Services (2.2%):
9,100	CME Group, Inc.	2,804,529
54,600	JPMorgan Chase & Co.	2,392,572

		5,197,101

Energy Equipment & Services (1.5%):
23,000	Schlumberger, Ltd.	1,370,800
25,800	Transocean, Ltd.*	2,206,674

		3,577,474

Food & Staples Retailing (2.1%):
98,100	Wal-Mart Stores, Inc.	4,815,729

Health Care Equipment & Supplies (3.7%):
434,300	Boston Scientific Corp.*	4,599,237
73,100	Zimmer Holdings, Inc.*	3,907,195

		8,506,432

Health Care Providers & Services (2.1%):
61,300	Medco Health Solutions, Inc.*	3,390,503
30,400	UnitedHealth Group, Inc.	761,216
17,600	WellPoint, Inc.*	833,536

		4,985,255

Health Care Technology (1.0%):
31,500	Cerner Corp.*	2,356,200

Hotels, Restaurants & Leisure (1.8%):
58,200	Las Vegas Sands Corp.*	980,088
86,200	Starbucks Corp.*	1,780,030
44,500	Starwood Hotels & Resorts Worldwide, Inc.	1,469,835

		4,229,953

Household Products (3.0%):
121,000	Procter & Gamble Co. (The)	7,008,320

Industrial Conglomerate (2.1%):
66,000	3M Co.	4,870,800

Insurance (1.1%):
64,200	MetLife, Inc.	2,444,094

Internet & Catalog Retail (1.6%):
40,400	Amazon.com, Inc.*	3,771,744

Internet Software & Services (4.6%):
4,200	Baidu, Inc., ADR*	1,642,410
18,200	Google, Inc., Class A*	9,024,470

		10,666,880

Life Sciences Tools & Services (0.7%):
29,500	Covance, Inc.*	1,597,425

Machinery (4.4%):
55,800	Cummins, Inc.	2,500,398
82,800	Danaher Corp.	5,574,096
58,700	PACCAR, Inc.	2,213,577

		10,288,071

Media (1.1%):
207,700	CBS Corp.	2,502,785

Metals & Mining (2.5%):
34,800	Agnico-Eagle Mines, Ltd.	2,361,180
28,000	Freeport-McMoRan Copper & Gold, Inc., Class B	1,921,080
34,500	United States Steel Corp.	1,530,765

		5,813,025

Multiline Retail (3.3%):
60,400	J.C. Penney Co., Inc.	2,038,500
98,200	Kohl’s Corp.*	5,602,310

		7,640,810

Oil, Gas & Consumable Fuels (3.0%):
34,000	Exxon Mobil Corp.	2,332,740
128,900	Petrohawk Energy Corp.*	3,120,669
31,100	Range Resources Corp.	1,535,096

		6,988,505

Personal Products (1.3%):
86,400	Avon Products, Inc.	2,934,144

Pharmaceuticals (4.3%):
101,500	Abbott Laboratories	5,021,205
159,000	Pfizer, Inc.	2,631,450
45,000	Teva Pharmaceutical Industries, Ltd., ADR	2,275,200

		9,927,855

Semiconductors & Semiconductor Equipment (5.1%):
107,600	Broadcom Corp., Class A*	3,302,244
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
78,000	Lam Research Corp.*	$2,664,480
193,900	Micron Technology, Inc.*	1,589,980
129,600	NVIDIA Corp.*	1,947,888
250,700	PMC-Sierra, Inc.*	2,396,692

		11,901,284

Software (7.5%):
131,700	Activision Blizzard, Inc.*	1,631,763
103,600	Check Point Software Technologies, Ltd.*	2,937,060
344,700	Microsoft Corp.	8,924,283
54,200	Oracle Corp.	1,129,528
51,300	Salesforce.com, Inc.*	2,920,509

		17,543,143

Specialty Retail (2.8%):
99,800	CarMax, Inc.*	2,085,820
82,700	Home Depot, Inc.	2,203,128
48,600	Ross Stores, Inc.	2,321,622

		6,610,570

Tobacco (1.4%):
68,700	Philip Morris International, Inc.	3,348,438

Wireless Telecommunication Services (1.1%):
66,600	American Tower Corp., Class A*	2,424,240

Total Common Stocks (Cost $178,371,488)		229,279,084

Investment Company (1.6%):
3,746,628	Dreyfus Treasury Prime Cash Management, 0.00%(a)	3,746,628

Total Investment Company (Cost $3,746,628)		3,746,628

Total Investment Securities (Cost $182,118,116)(b)—100.1%		233,025,712

Net other assets (liabilities) — (0.1)%		(118,279)

Net Assets — 100.0%		$232,907,433

Percentages indicated are based on net assets as of September 30, 2009.

*	Non-income producing security.

ADR	American Depository Receipt

(a)	The rate presented represents the effective yield at September 30, 2009.

(b)	Cost for federal income tax purposes is $185,977,322. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$51,413,064
Unrealized depreciation	(4,364,674)

Net unrealized appreciation	$47,048,390

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2009:

Country	Percentage
United States	93.7%
Israel	2.2%
Cayman Islands	1.6%
Canada	1.0%
Switzerland	0.9%
Netherlands	0.6%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Growth Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.1%):
Air Freight & Logistics (3.0%):
28,100	C.H. Robinson Worldwide, Inc.	$1,622,775
52,600	United Parcel Service, Inc., Class B	2,970,322

		4,593,097

Airline (1.5%):
252,100	Delta Air Lines, Inc.*	2,258,816

Beverages (3.4%):
70,500	Coca-Cola Co. (The)	3,785,850
23,500	PepsiCo, Inc.	1,378,510

		5,164,360

Biotechnology (5.1%):
52,800	Amgen, Inc.*	3,180,144
40,200	Celgene Corp.*	2,247,180
39,400	Genzyme Corp.*	2,235,162

		7,662,486

Capital Markets (1.4%):
11,700	Goldman Sachs Group, Inc.	2,156,895

Chemicals (0.8%):
27,500	Ecolab, Inc.	1,271,325

Commercial Banks (0.5%):
26,800	Wells Fargo & Co.	755,224

Commercial Services & Supplies (0.5%):
12,100	Manpower, Inc.	686,191

Communications Equipment (6.8%):
198,700	Cisco Systems, Inc.*	4,677,398
122,900	QUALCOMM, Inc.	5,528,042

		10,205,440

Computers & Peripherals (10.4%):
39,400	Apple, Inc.*	7,303,578
80,900	EMC Corp.*	1,378,536
62,800	Hewlett-Packard Co.	2,964,788
11,100	International Business Machines Corp.	1,327,671
9,600	NetApp, Inc.*	256,128
68,800	Palm, Inc.*	1,199,184
85,000	Seagate Technology	1,292,850

		15,722,735

Diversified Financial Services (2.3%):
6,000	CME Group, Inc.	1,849,140
35,700	JPMorgan Chase & Co.	1,564,374

		3,413,514

Energy Equipment & Services (1.5%):
15,100	Schlumberger, Ltd.	899,960
16,800	Transocean, Ltd.*	1,436,904

		2,336,864

Food & Staples Retailing (2.1%):
64,100	Wal-Mart Stores, Inc.	3,146,669

Health Care Equipment & Supplies (3.7%):
283,200	Boston Scientific Corp.*	2,999,088
47,600	Zimmer Holdings, Inc.*	2,544,220

		5,543,308

Health Care Providers & Services (2.2%):
40,100	Medco Health Solutions, Inc.*	2,217,931
19,800	UnitedHealth Group, Inc.	495,792
11,500	WellPoint, Inc.*	544,640

		3,258,363

Health Care Technology (1.0%):
20,500	Cerner Corp.*	1,533,400

Hotels, Restaurants & Leisure (1.8%):
38,100	Las Vegas Sands Corp.*	641,604
56,300	Starbucks Corp.*	1,162,595
29,100	Starwood Hotels & Resorts Worldwide, Inc.	961,173

		2,765,372

Household Products (3.0%):
79,000	Procter & Gamble Co. (The)	4,575,680

Industrial Conglomerate (2.1%):
43,100	3M Co.	3,180,780

Insurance (1.1%):
41,900	MetLife, Inc.	1,595,133

Internet & Catalog Retail (1.6%):
26,400	Amazon.com, Inc.*	2,464,704

Internet Software & Services (4.6%):
2,700	Baidu, Inc., ADR*	1,055,835
11,900	Google, Inc., Class A*	5,900,615

		6,956,450

Life Sciences Tools & Services (0.7%):
19,200	Covance, Inc.*	1,039,680

Machinery (4.5%):
36,500	Cummins, Inc.	1,635,565
54,100	Danaher Corp.	3,642,012
38,400	PACCAR, Inc.	1,448,064

		6,725,641

Media (1.1%):
135,700	CBS Corp.	1,635,185

Metals & Mining (2.5%):
22,700	Agnico-Eagle Mines, Ltd.	1,540,195
18,300	Freeport-McMoRan Copper & Gold, Inc., Class B	1,255,563
22,600	United States Steel Corp.	1,002,762

		3,798,520

Multiline Retail (3.3%):
39,400	J.C. Penney Co., Inc.	1,329,750
64,200	Kohl’s Corp.*	3,662,610

		4,992,360

Oil, Gas & Consumable Fuels (3.0%):
22,200	Exxon Mobil Corp.	1,523,142
84,200	Petrohawk Energy Corp.*	2,038,482
20,300	Range Resources Corp.	1,002,008

		4,563,632

Personal Products (1.3%):
56,500	Avon Products, Inc.	1,918,740

Pharmaceuticals (4.3%):
66,200	Abbott Laboratories	3,274,914
103,900	Pfizer, Inc.	1,719,545
29,300	Teva Pharmaceutical Industries, Ltd., ADR	1,481,408

		6,475,867

Semiconductors & Semiconductor Equipment (5.1%):
70,300	Broadcom Corp., Class A*	2,157,507
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
51,000	Lam Research Corp.*	$1,742,160
126,800	Micron Technology, Inc.*	1,039,760
84,800	NVIDIA Corp.*	1,274,544
164,000	PMC-Sierra, Inc.*	1,567,840

		7,781,811

Software (7.6%):
85,800	Activision Blizzard, Inc.*	1,063,062
67,700	Check Point Software Technologies, Ltd.*	1,919,295
224,800	Microsoft Corp.	5,820,072
35,300	Oracle Corp.	735,652
33,400	Salesforce.com, Inc.*	1,901,462

		11,439,543

Specialty Retail (2.9%):
65,200	CarMax, Inc.*	1,362,680
54,000	Home Depot, Inc.	1,438,560
31,700	Ross Stores, Inc.	1,514,309

		4,315,549

Tobacco (1.4%):
44,900	Philip Morris International, Inc.	2,188,426

Wireless Telecommunication Services (1.0%):
43,500	American Tower Corp., Class A*	1,583,400

Total Common Stocks (Cost $117,487,291)		149,705,160

Total Investment Securities (Cost $117,487,291)(a)—99.1%		149,705,160

Net other assets (liabilities) — 0.9%		1,418,634

Net Assets — 100.0%		$151,123,794

Percentages indicated are based on net assets as of September 30, 2009.

*	Non-income producing security.

ADR	American Depository Receipt

(a)	Cost for federal income tax purposes is $119,919,546. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$32,769,386
Unrealized depreciation	(2,983,772)

Net unrealized appreciation	$29,785,614

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2009:

Country	Percentage
United States	93.5%
Israel	2.3%
Cayman Islands	1.6%
Canada	1.0%
Switzerland	1.0%
Netherlands	0.6%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.9%):
Aerospace & Defense (2.6%):
4,800	Alliant Techsystems, Inc.*	$373,680
12,700	L-3 Communications Holdings, Inc.	1,020,064
40,300	Spirit Aerosystems Holdings, Inc.*	727,818

		2,121,562

Airline (0.5%):
47,900	Delta Air Lines, Inc.*	429,184

Auto Components (1.3%):
16,000	BorgWarner, Inc.	484,160
22,346	Johnson Controls, Inc.	571,164

		1,055,324

Beverages (1.3%):
27,000	Fomento Economico Mexicano, SA de CV, ADR	1,027,350

Capital Markets (2.0%):
44,200	Ameriprise Financial, Inc.	1,605,787

Chemicals (3.2%):
12,700	Air Products & Chemicals, Inc.	985,266
20,400	Albemarle Corp.	705,840
15,100	PPG Industries, Inc.	878,971

		2,570,077

Commercial Banks (9.4%):
40,400	BB&T Corp.	1,100,496
17,200	City National Corp.	669,596
36,200	Comerica, Inc.	1,074,054
23,600	Cullen/Frost Bankers, Inc.	1,218,704
62,900	Fifth Third Bancorp	637,177
25,151	SVB Financial Group*	1,088,284
88,200	TCF Financial Corp.	1,150,128
31,300	Zions Bancorp	562,461

		7,500,900

Commercial Services & Supplies (1.4%):
55,200	AerCap Holdings NV*	500,664
11,300	Manpower, Inc.	640,823

		1,141,487

Communications Equipment (0.5%):
13,100	CommScope, Inc.*	392,083

Computers & Peripherals (1.8%):
20,000	Diebold, Inc.	658,600
55,000	NCR Corp.*	760,100

		1,418,700

Construction & Engineering (0.6%):
12,200	Navistar International Corp.*	456,524

Containers & Packaging (2.0%):
21,800	Crown Holdings, Inc.*	592,960
50,700	Packaging Corp. of America	1,034,280

		1,627,240

Distributors (0.7%):
14,100	Genuine Parts Co.	536,646

Diversified Financial Services (1.7%):
59,568	Discover Financial Services	966,789
4,300	Greenhill & Co., Inc.	385,194

		1,351,983

Electric Utilities (2.3%):
18,100	American Electric Power Co., Inc.	560,919
12,600	FPL Group, Inc.	695,898
25,500	Northeast Utilities	605,370

		1,862,187

Electrical Equipment (0.9%):
18,900	Cooper Industries plc, Class A	710,073

Electronic Equipment Instruments & Components (2.2%):
17,200	Agilent Technologies, Inc.*	478,676
27,500	Arrow Electronics, Inc.*	774,125
6,000	Mettler-Toledo International, Inc.*	543,540

		1,796,341

Energy Equipment & Services (2.1%):
16,300	National-Oilwell Varco, Inc.*	703,019
25,800	Noble Corp.	979,368

		1,682,387

Food Products (3.1%):
13,200	Corn Products International, Inc.	376,464
34,400	Dean Foods Co.*	611,976
13,700	Hershey Co.	532,382
18,100	J.M. Smucker Co. (The)	959,481

		2,480,303

Health Care Equipment & Supplies (2.7%):
11,900	Beckman Coulter, Inc.	820,386
13,000	Cooper Companies, Inc.	386,490
21,100	Hospira, Inc.*	941,060

		2,147,936

Health Care Providers & Services (1.8%):
31,600	Amerisource Bergen Corp.	707,208
23,500	Community Health Systems, Inc.*	750,355

		1,457,563

Hotels, Restaurants & Leisure (3.8%):
26,700	International Game Technology	573,516
51,700	Royal Caribbean Cruises, Ltd.*	1,244,936
36,300	Starwood Hotels & Resorts Worldwide, Inc.	1,198,989

		3,017,441

Household Durables (1.9%):
50,500	D. R. Horton, Inc.	576,205
22,400	Stanley Works (The)	956,256

		1,532,461

Household Products (0.8%):
11,600	Clorox Co. (The)	682,312

Independent Power Producers & Energy Traders (0.3%):
14,569	AES Corp. (The)*	215,912

Industrial Conglomerates (1.7%):
18,700	Harsco Corp.	662,167
15,300	Teleflex, Inc.	739,143

		1,401,310

Insurance (6.5%):
20,900	ACE, Ltd.	1,117,314
15,100	Aon Corp.	614,419
25,300	Axis Capital Holdings, Ltd.	763,554
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Insurance, continued
23,139	Prudential Financial, Inc.	$1,154,867
34,500	Reinsurance Group of America, Inc.	1,538,700

		5,188,854

Internet Software & Services (0.5%):
17,400	VeriSign, Inc.*	412,206

Leisure Equipment & Products (0.9%):
26,600	Hasbro, Inc.	738,150

Machinery (1.8%):
25,000	Kennametal, Inc.	615,250
16,700	Parker Hannifin Corp.	865,728

		1,480,978

Marine (0.6%):
14,000	Alexander & Baldwin, Inc.	449,260

Metals & Mining (1.4%):
26,000	United States Steel Corp.	1,153,620

Multi-Utilities (6.0%):
24,100	PG&E Corp.	975,809
23,500	Public Service Enterprise Group, Inc.	738,840
24,900	Sempra Energy	1,240,269
21,000	Wisconsin Energy Corp.	948,570
49,200	Xcel Energy, Inc.	946,608

		4,850,096

Multiline Retail (3.4%):
45,200	J.C. Penney Co., Inc.	1,525,500
38,100	Nordstrom, Inc.	1,163,574

		2,689,074

Oil, Gas & Consumable Fuels (6.9%):
11,500	Alpha Natural Resources, Inc.*	403,650
24,600	Cabot Oil & Gas Corp., Class A	879,450
24,900	Newfield Exploration Co.*	1,059,744
30,951	Peabody Energy Corp.	1,151,996
26,300	Pride International, Inc.*	800,572
67,900	Williams Cos., Inc. (The)	1,213,373

		5,508,785

Paper & Forest Products (2.8%):
27,100	Rayonier, Inc.	1,108,661
31,300	Weyerhaeuser Co.	1,147,145

		2,255,806

Personal Products (1.8%):
24,800	Avon Products, Inc.	842,208
15,200	Estee Lauder Co., Inc. (The), Class A	563,616

		1,405,824

Real Estate Investment Trusts (REITs) (6.4%):
14,300	Alexandria Real Estate Equities, Inc.	777,205
10,000	Boston Properties, Inc.	655,500
16,400	Equity Residential Property Trust	503,480
59,900	Host Hotels & Resorts, Inc.	705,023
27,500	Plum Creek Timber Co., Inc.	842,600
31,800	ProLogis Trust	379,056
9,774	Simon Property Group, Inc.	678,611
8,646	Vornado Realty Trust	556,901

		5,098,376

Semiconductors & Semiconductor Equipment (1.7%):
37,300	Atmel Corp.*	$156,287
24,557	Intersil Corp., Class A	375,968
13,395	Lam Research Corp.*	457,573
30,300	Verigy, Ltd.*	352,086

		1,341,914

Software (1.7%):
24,700	Citrix Systems, Inc.*	968,981
17,300	Synopsys, Inc.*	387,866

		1,356,847

Specialty Retail (1.9%):
47,100	American Eagle Outfitters, Inc.	794,106
63,200	Foot Locker, Inc.	755,240

		1,549,346

Textiles, Apparel & Luxury Goods (1.0%):
11,000	Polo Ralph Lauren Corp.	842,821

Total Common Stocks (Cost $57,597,252)		78,543,030

Convertible Preferred Stocks (0.6%):
4,200	Freeport-McMoran Copper & Gold, Inc.	432,600

Total Convertible Preferred Stocks (Cost $171,040)		432,600

Convertible Bonds (0.2%):
$157,000	Vornado Realty Trust, 3.63%, 11/15/26	152,486

Total Convertible Bonds (Cost $131,899)		152,486

Investment Company (1.5%):
1,217,753	Dreyfus Treasury Prime Cash Management, 0.00% (a)	1,217,753

Total Investment Company (Cost $1,217,753)		1,217,753

Total Investment Securities (Cost $59,117,944)(b)—100.2%		80,345,869

Net other assets (liabilities) — (0.2)%		(134,596)

Net Assets — 100.0%		$80,211,273

Percentages indicated are based on net assets as of September 30, 2009.

ADR	American Depository Receipt

PLC	Public Liability Company

*	Non-income producing security.

(a)	The rate presented represents the effective yield at September 30, 2009.

(b)	Cost for federal income tax purposes is $59,956,572. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$21,324,435
Unrealized depreciation	(935,138)

Net unrealized appreciation	$20,389,297

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2009:

Country	Percentage
United States	91.7%
Switzerland	2.6%
Liberia	1.5%
Mexico	1.3%
Bermuda	1.0%
Ireland	0.9%
Netherlands	0.6%
Singapore	0.4%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.6%):
Aerospace & Defense (1.5%):
13,110	AAR Corp.*	$287,634
15,821	Ceradyne, Inc. *	289,999
9,230	Esterline Technologies Corp. *	361,908
22,870	Ladish Co., Inc. *	346,023

		1,285,564

Air Freight & Logistics (0.3%):
55,184	Pacer International, Inc.	213,010

Airline (0.5%):
27,540	SkyWest, Inc.	456,613

Auto Components (0.4%):
15,580	ATC Technology Corp. *	307,861

Building Products (1.3%):
34,403	Builders FirstSource, Inc.*	149,997
8,480	Cavco Industries, Inc.*	301,040
6,650	Lennox International, Inc.	240,198
28,200	NCI Building Systems, Inc.*	90,240
7,740	Universal Forest Products, Inc.	305,420

		1,086,895

Capital Markets (1.8%):
8,140	Federated Investors, Inc.	214,652
13,540	Investment Technology Group, Inc.*	378,037
14,330	Janus Capital Group, Inc.	203,199
8,166	Piper Jaffray Cos., Inc.*	389,682
14,230	Raymond James Financial, Inc.	331,274

		1,516,844

Chemicals (1.9%):
13,435	Cytec Industries, Inc.	436,234
30,850	H.B. Fuller Co.	644,765
15,750	OM Group, Inc.*	478,643

		1,559,642

Commercial Banks (8.1%):
10,240	BancFirst Corp.	378,163
30,470	BancTrust Financial Group, Inc.	108,778
37,899	BankFinancial Corp.	363,073
48,010	Beneficial Mutual Bancorp, Inc.*	438,331
18,364	Bryn Mawr Bank Corp.	320,819
26,000	Chemical Financial Corp.	566,540
23,183	Columbia Banking System, Inc.	383,679
11,990	Community Trust Bancorp, Inc.	313,778
21,804	CVB Financial Corp.	165,492
3,990	First Citizens BancShares, Inc., Class A	634,809
52,069	First Commonwealth Financial Corp.	295,752
16,300	First Financial Corp.	499,432
120	First National Bank Alaska	198,000
17,027	Merchants Bancshares, Inc.	363,697
25,160	Northfield Bancorp. Inc.	322,048
20,293	Northrim BanCorp, Inc.	309,468
18,470	Taylor Capital Group, Inc.*	121,902
24,180	United Financial Bancorp, Inc.	280,005
26,240	West Coast Bancorp	65,075
45,337	Westfield Financial, Inc.	384,004
22,360	Whitney Holding Corp.	213,314

		6,726,159

Commercial Services & Supplies (4.1%):
13,480	ABM Industries, Inc.	283,619
20,090	CDI Corp.	282,265
7,800	Consolidated Graphics, Inc.*	194,610
19,417	Ennis, Inc.	313,196
18,989	Kforce, Inc.*	228,248
20,780	Korn/Ferry International*	303,180
10,790	Layne Christensen Co.*	345,819
37,501	LECG Corp.*	131,629
64,140	MPS Group, Inc.*	674,753
15,540	Navigant Consulting, Inc.*	209,790
9,250	United Stationers, Inc.*	440,392

		3,407,501

Communications Equipment (3.5%):
28,290	ADC Telecommunications, Inc.*	235,939
19,550	Anaren, Inc.*	332,350
15,490	Avocent Corp.*	313,982
8,007	Bel Fuse, Inc., Class B	152,373
13,185	Black Box Corp.	330,812
30,090	Dycom Industries, Inc.*	370,107
15,240	Plantronics, Inc.	408,584
38,470	Symmetricom, Inc.*	199,275
14,480	Tekelec*	237,906
55,090	Tellabs, Inc.*	381,223

		2,962,551

Computers & Peripherals (0.6%):
66,780	Adaptec, Inc.*	223,045
24,210	Electronics For Imaging, Inc.*	272,847

		495,892

Construction & Engineering (2.1%):
24,562	Comfort Systems USA, Inc.	284,674
21,870	Emcor Group, Inc.*	553,748
19,710	KBR, Inc.	459,046
19,560	KHD Humboldt Wedag International, Ltd.*	203,033
12,530	Sterling Construction Co., Inc.*	224,412

		1,724,913

Construction Materials (0.3%):
9,034	Eagle Materials, Inc.	258,192

Consumer Finance (0.7%):
20,630	Cash America International, Inc.	622,201

Containers & Packaging (1.8%):
6,218	Greif, Inc., Class A	342,301
15,601	Greif, Inc., Class B	813,904
15,170	Packaging Corp. of America	309,468

		1,465,673

Diversified Consumer Services (1.0%):
16,337	CSS Industries, Inc.	322,983
20,140	Regis Corp.	312,170
13,610	Sotheby’s	234,500

		869,653

Diversified Financial Services (1.0%):
20,340	ESSA Bancorp, Inc.	268,691
35,143	Medallion Financial Corp.	293,796
7,360	PICO Holdings, Inc.*	245,456

		807,943

Diversified Telecommunication Services (0.3%):
21,440	Warwick Valley Telephone Co.	253,206

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Electric Utilities (2.2%):
13,870	ALLETE, Inc.	$465,616
22,820	El Paso Electric Co.*	403,229
15,630	Great Plains Energy, Inc.	280,559
10,340	Hawaiian Electric Industries, Inc.	187,361
4,508	Maine & Maritimes Corp.	162,063
13,970	UIL Holdings Corp.	368,668

		1,867,496

Electrical Equipment (1.9%):
9,280	A.O. Smith Corp.	353,568
8,510	Acuity Brands, Inc.	274,107
15,500	Belden CDT, Inc.	358,050
42,860	GrafTech International, Ltd.*	630,042

		1,615,767

Electronic Equipment Instruments & Components (4.2%):
10,860	Anixter International, Inc.*	435,595
34,870	Benchmark Electronics, Inc.*	627,660
54,890	Brightpoint, Inc.*	480,287
22,565	CPI International, Inc.*	252,502
29,880	CTS Corp.	277,884
21,900	Electro Scientific Industries, Inc.*	293,241
9,997	Littlelfuse, Inc.*	262,321
31,340	Methode Electronics, Inc.	271,718
12,470	MTS Systems Corp.	364,249
51,235	Nam Tai Electronics, Inc.	276,669

		3,542,126

Energy Equipment & Services (2.9%):
15,710	Gulf Island Fabrication, Inc.	294,405
4,490	Lufkin Industries, Inc.	238,778
25,010	Matrix Service Co.*	271,859
19,450	Patterson-UTI Energy, Inc.	293,695
18,641	Superior Well Services, Inc.*	180,445
13,330	T-3 Energy Services, Inc.*	262,601
28,226	TGC Industries, Inc.*	136,896
8,470	Tidewater, Inc.	398,852
40,057	Union Drilling, Inc.*	306,036

		2,383,567

Food & Staples Retailing (2.6%):
16,280	Casey’s General Stores, Inc.	510,866
23,560	Fresh Del Monte Produce, Inc.*	532,692
11,690	Ruddick Corp.	311,188
15,106	Spartan Stores, Inc.	213,448
18,160	Weis Markets, Inc.	580,212

		2,148,406

Food Products (0.1%):
13,520	Maui Land & Pineapple Co., Inc. *	85,041

Gas Utilities (0.5%):
13,480	Laclede Group, Inc. (The)	433,517

Health Care Equipment & Supplies (0.7%):
4,460	Analogic Corp.	165,109
1,031	Cantel Medical Corp.*	15,527
20,910	Symmetry Medical, Inc.*	216,837
6,968	Young Innovations, Inc.	183,328

		580,801

Health Care Providers & Services (4.0%):
34,330	Allion Healthcare, Inc.*	200,831
11,794	AmSurg Corp.*	250,387
31,370	Healthspring, Inc.*	384,282
23,560	Kindred Healthcare, Inc.*	382,379
7,550	Magellan Health Services, Inc.*	234,503
26,000	MedCath Corp.*	228,020
16,060	National Health Investors, Inc. REIT	508,299
55,960	NovaMed, Inc.*	253,499
31,450	Res-Care, Inc.*	446,904
14,230	Triple-S Management Corp., Class B*	238,637
12,240	U.S. Physical Therapy, Inc.*	184,457

		3,312,198

Hotels, Restaurants & Leisure (1.6%):
42,840	Benihana, Inc., Class A*	245,473
15,440	Bob Evans Farms, Inc.	448,687
9,590	CEC Entertainment, Inc.*	247,997
7,020	Jack in the Box, Inc.*	143,840
12,770	Red Robin Gourmet Burgers*	260,763

		1,346,760

Household Durables (1.1%):
17,760	American Greetings Corp., Class A	396,048
13,674	Avatar Holdings, Inc.*	259,806
15,760	Ethan Allen Interiors, Inc.	260,040

		915,894

Industrial Conglomerates (0.8%):
4,560	Ameron International Corp.	319,109
10,560	Harsco Corp.	373,929

		693,038

Insurance (7.6%):
16,639	Baldwin & Lyons, Inc., Class B	390,184
29,330	CNA Surety Corp.*	475,146
18,301	EMC Insurance Group, Inc.	386,700
23,536	FBL Financial Group, Inc., Class A	457,304
29,480	First Mercury Financial Corp.	392,674
9,580	Harleysville Group, Inc.	303,207
36,540	Horace Mann Educators Corp.	510,464
1,930	National Western Life Insurance Co., Class A	339,641
8,600	Navigators Group, Inc.*	473,000
7,380	RLI Corp.	389,516
15,580	Safety Insurance Group, Inc.	512,894
17,160	Selective Insurance Group, Inc.	269,927
19,710	Stewart Information Services Corp.	243,813
108,435	United America Indemnity, Ltd., Class A*	801,335
20,541	United Fire & Casualty Co.	367,684

		6,313,489

Internet Software & Services (0.5%):
25,600	InfoSpace, Inc.*	198,144
27,750	United Online, Inc.	223,110

		421,254

IT Services (1.3%):
19,900	Acxiom Corp.*	188,254
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
IT Services, continued
8,074	CACI International, Inc., Class A*	$381,658
17,560	CSG Systems International, Inc.*	281,136
5,780	Maximus, Inc.	269,348

		1,120,396

Leisure Equipment & Products (0.9%):
37,990	Brunswick Corp.	455,120
22,200	JAKKS Pacific, Inc.*	317,904

		773,024

Machinery (2.5%):
9,290	Astec Industries, Inc.*	236,616
11,080	CIRCOR International, Inc.	313,121
16,580	Enpro Industries, Inc.*	379,019
12,502	Freightcar America, Inc.	303,799
19,776	Kadant, Inc.*	239,883
14,180	Mueller Industries, Inc.	338,476
12,790	Robbins & Myers, Inc.	300,309

		2,111,223

Marine (0.3%):
8,720	Nordic American Tanker Shipping, Ltd.	257,938

Metals & Mining (2.6%):
11,630	Carpenter Technology Corp.	272,026
47,590	Harry Winston Diamond Corp.	398,328
11,839	Haynes International, Inc.*	376,717
7,320	L.B. Foster Co., Class A*	223,846
14,111	Olympic Steel, Inc.	404,844
19,210	RTI International Metals, Inc.*	478,521

		2,154,282

Multi-Utilities (2.9%):
28,990	Avista Corp.	586,178
22,250	Black Hills Corp.	560,033
7,940	CH Energy Group, Inc.	351,821
13,160	MGE Energy, Inc.	480,077
19,400	NorthWestern Corp.	473,942

		2,452,051

Multiline Retail (0.4%):
14,332	America’s Car-Mart, Inc.*	343,251

Oil, Gas & Consumable Fuels (3.3%):
12,660	Berry Petroleum Co., Class A	339,035
8,020	Cimarex Energy Co.	347,426
15,100	Forest Oil Corp.*	295,507
13,830	Holly Corp.	354,324
25,910	Mariner Energy, Inc.*	367,404
37,090	Stone Energy Corp.*	604,938
17,510	Swift Energy Co.*	414,637

		2,723,271

Paper & Forest Products (0.7%):
20,610	Potlatch Corp.	586,355

Real Estate Investment Trusts (REITs) (5.0%):
72,550	DCT Industrial Trust, Inc.	370,730
17,170	Duke Realty Corp.	206,212
20,730	DuPont Fabros Technology, Inc.*	276,331
36,270	Franklin Street Properties Corp.	475,137
12,440	Getty Realty Corp.	305,278
7,600	Mack-Cali Realty Corp.	245,708
27,690	National Retail Properties, Inc.	594,504
14,930	Starwood Property Trust, Inc.*	302,333
12,470	Sun Communities, Inc.	268,354
52,406	Sunstone Hotel Investors, Inc.	372,083
13,500	Universal Health Realty Income Trust	439,425
24,790	Urstadt Biddle Properties, Inc., Class A	361,686

		4,217,781

Road & Rail (1.8%):
8,790	Arkansas Best Corp.	263,173
18,070	Heartland Express, Inc.	260,208
7,860	Ryder System, Inc.	307,011
36,940	Werner Enterprises, Inc.	688,192

		1,518,584

Semiconductors & Semiconductor Equipment (3.2%):
39,550	Amkor Technology, Inc.*	272,104
12,030	ATMI, Inc.*	218,345
44,500	Cirrus Logic, Inc.*	247,420
31,729	Fairchild Semiconductor International, Inc.*	324,588
42,094	Kulicke & Soffa Industries, Inc.*	253,827
14,870	MKS Instruments, Inc.*	286,842
27,272	OmniVision Technologies, Inc.*	443,988
27,641	Verigy, Ltd.*	321,188
22,971	Zoran Corp.*	264,626

		2,632,928

Software (1.4%):
8,590	Jack Henry & Associates, Inc.	201,607
41,830	Mentor Graphics Corp.*	389,437
4,927	Monotype Imaging Holdings, Inc.*	41,436
19,790	Parametric Technology Corp.*	273,498
12,550	Progress Software Corp.*	284,258

		1,190,236

Specialized REITs (1.0%):
64,340	DiamondRock Hospitality, Co.*	521,154
16,581	LaSalle Hotel Properties	325,982

		847,136

Specialty Retail (4.4%):
35,699	AnnTaylor Stores Corp.*	567,257
42,560	Christopher & Banks Corp.	288,131
31,070	Finish Line, Class A	315,671
29,640	Foot Locker, Inc.	354,198
18,367	Men’s Wearhouse, Inc. (The)	453,665
35,260	OfficeMax, Inc.*	443,571
137,362	Pacific Sunwear of California, Inc.*	707,414
28,410	Rent-A-Center, Inc.*	536,381

		3,666,288

Textiles, Apparel & Luxury Goods (1.4%):
24,950	Movado Group, Inc.	362,524
6,970	Phillips-Van Heusen Corp.	298,246
18,844	Shoe Carnival, Inc.*	290,574
9,300	Wolverine World Wide, Inc.	231,012

		1,182,356

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Thrifts & Mortgage Finance (3.4%):
53,474	Bank Mutual Corp.	$472,710
48,507	Brookline Bancorp, Inc.	471,488
30,542	Clifton Savings Bancorp, Inc.	299,312
40,102	Home Federal Bancorp, Inc.	457,965
34,579	Investors Bancorp, Inc.*	366,883
39,830	TrustCo Bank Corp.	248,937
28,600	Washington Federal, Inc.	482,196

		2,799,491

Trading Companies & Distributors (0.5%):
17,340	Kaman Corp., Class A	381,133

Wireless Telecommunication Services (0.7%):
14,160	NTELOS Holdings Corp.	250,066
20,840	Syniverse Holdings, Inc.*	364,700

		614,766

Total Common Stocks (Cost $74,261,097)		83,252,157

Investment Company (0.4%):
345,123	Dreyfus Treasury Prime Cash Management, 0.00%(a)	345,123

Total Investment Company (Cost $345,123)		345,123

Total Investment Securities (Cost $74,606,220)(b)—100.0%		83,597,280

Net other assets (liabilities) — 0.0%		(7,934)

Net Assets — 100.0%		$83,589,346

Percentages indicated are based on net assets as of September 30, 2009.

*	Non-income producing security.

REIT	Real Estate Investment Trust

(a)	The rate presented represents the effective yield at September 30, 2009.

(b)	Cost for federal income tax purposes is $79,130,504. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$12,717,789
Unrealized depreciation	(8,251,013)

Net unrealized appreciation	$4,466,776

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2009:

Country	Percentage
United States	98.2%
Cayman Islands	0.6%
Singapore	0.4%
Virgin Islands	0.3%
Bermuda	0.3%
Canada	0.2%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.0%):
Communications Equipment (3.9%):
88,430	Motorola, Inc.	$759,614
34,130	QUALCOMM, Inc.	1,535,167
4,607	Research In Motion, Ltd.*	311,203
17,140	Tandberg ASA	411,215

		3,017,199

Computers & Peripherals (14.3%):
20,608	Apple, Inc.*	3,820,105
69,520	Dell, Inc.*	1,060,875
78,600	EMC Corp.*	1,339,344
66,670	NCR Corp.*	921,379
24,300	NetApp, Inc.*	648,324
73,810	Seagate Technology	1,122,650
28,770	Teradata Corp.*	791,750
40,580	Western Digital Corp.*	1,482,388

		11,186,815

Diversified Telecommunication Services (1.3%):
21,050	Neutral Tandem, Inc.*	479,098
28,570	Vimpel-Communications, ADR*	534,259

		1,013,357

Electrical Equipment (0.7%):
14,880	GrafTech International, Ltd.*	218,736
11,650	Trina Solar, Ltd., ADR*	374,781

		593,517

Electronic Equipment, Instruments & Components (6.3%):
11,960	Amphenol Corp., Class A	450,653
30,090	Arrow Electronics, Inc.*	847,034
75,770	Corning, Inc.	1,160,039
132,470	Flextronics International, Ltd.*	988,226
11,480	Itron, Inc.*	736,327
21,840	LG Display Co., Ltd., ADR	312,967
51,178	Sanmina-SCI Corp.*	440,131

		4,935,377

Health Care Technology (0.7%):
3,380	Cerner Corp.*	252,824
23,440	Omnicell, Inc.*	261,122

		513,946

Hotels, Restaurants & Leisure (0.5%):
6,170	Ctrip.com International, Ltd., ADR*	362,734

Household Durables (1.3%):
27,060	Garmin, Ltd.	1,021,244

Internet & Catalog Retail (3.7%):
5,750	Amazon.com, Inc.*	536,820
24,370	Netflix, Inc.*	1,125,163
7,650	Priceline.com, Inc.*	1,268,523

		2,930,506

Internet Software & Services (13.7%):
32,760	Akamai Technologies, Inc.*	644,717
1,910	Baidu, Inc., ADR*	746,905
58,920	eBay, Inc.*	1,391,101
9,511	Equinix, Inc.*	875,012
1,560	Google, Inc., Class A*	773,526
56,480	IAC/InterActive Corp.*	1,140,331
24,830	NetEase.com, Inc., ADR*	1,134,234
22,350	SAVVIS, Inc.*	353,577
69,210	VeriSign, Inc.*	1,639,585
7,630	VistaPrint NV*	387,223
10,152	Vocus, Inc.*	212,075
77,760	Yahoo!, Inc.*	1,384,906

		10,683,192

IT Services (7.4%):
26,260	Accenture plc, Class A	978,710
7,740	Affiliated Computer Services, Inc., Class A*	419,276
31,090	Cognizant Technology Solutions Corp., Class A*	1,201,939
22,330	Fiserv, Inc.*	1,076,306
29,600	Global Cash Access Holdings, Inc.*	216,376
48,740	TNS, Inc.*	1,335,476
29,150	Western Union Co.	551,518

		5,779,601

Life Sciences Tools & Services (0.6%):
10,340	Illumina, Inc.*	439,450

Media (0.5%):
13,980	DIRECTV Group, Inc. (The)*	385,568
1,037	Knology, Inc.*	10,111

		395,679

Professional Services (0.6%):
17,360	Huron Consulting Group, Inc.*	448,409

Semiconductors & Semiconductor Equipment (20.0%):
29,290	Altera Corp.	600,738
70,010	Analog Devices, Inc.	1,930,876
39,930	ASML Holding NV	1,180,730
11,300	Atheros Communications*	299,789
22,928	Avago Technologies, Ltd.*	391,381
18,130	Broadcom Corp., Class A*	556,410
117,750	Entegris, Inc.*	582,863
18,570	FormFactor, Inc.*	444,194
78,990	Intel Corp.	1,545,834
35,110	Linear Technology Corp.	970,089
33,860	MEMC Electronic Materials, Inc.*	563,092
32,980	Microchip Technology, Inc.	873,970
53,460	Micron Technology, Inc.*	438,372
35,199	Microsemi Corp.*	555,792
78,460	Novellus Systems, Inc.*	1,646,091
43,880	NVIDIA Corp.*	659,516
8,400	Silicon Laboratories, Inc.*	389,424
76,060	Siliconware Precision Industries Co., ADR	546,111
68,200	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	747,472
35,300	Verigy, Ltd.*	410,186
17,010	Xilinx, Inc.	398,374

		15,731,304

Software (18.9%):
31,780	Activision Blizzard, Inc.*	393,754
46,240	Adobe Systems, Inc.*	1,527,770
40,650	Autodesk, Inc.*	967,470
10,120	BMC Software, Inc.*	379,804
28,050	Check Point Software Technologies, Ltd.*	795,217
18,960	Citrix Systems, Inc.*	743,801
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Software, continued
8,570	Concur Technologies, Inc.*	$340,743
24,400	Intuit, Inc.*	695,400
15,950	McAfee, Inc.*	698,451
67,800	Microsoft Corp.	1,755,342
10,450	NICE Systems, Ltd., ADR*	318,098
54,920	Nuance Communications, Inc.*	821,603
35,980	Oracle Corp.	749,823
40,120	Red Hat, Inc.*	1,108,917
18,760	Rosetta Stone, Inc.*	430,730
15,640	Salesforce.com, Inc.*	890,385
24,470	Sybase, Inc.*	951,883
116,440	TiVo, Inc.*	1,206,318

		14,775,509

Specialty Retail (0.8%):
22,350	GameStop Corp., Class A*	591,605

Wireless Telecommunication Services (3.8%):
10,496	American Tower Corp., Class A*	382,054
13,220	Crown Castle International Corp.*	414,579
4,800	Millicom International Cellular SA*	349,152
30,850	NII Holdings, Inc.*	924,883
34,230	SBA Communications Corp., Class A*	925,237

		2,995,905

Total Common Stocks (Cost $61,778,944)		77,415,349

Investment Company (1.1%):
870,840	Dreyfus Treasury Prime Cash Management, 0.00% (a)	870,840

Total Investment Company (Cost $870,840)		870,840

Total Investment Securities (Cost $62,649,784)(b)—100.1%		78,286,189
Net other assets (liabilities) — (0.1)%		(42,529)

Net Assets — 100.0%		$78,243,660

Percentages indicated are based on net assets as of September 30, 2009.

*	Non-income producing security.

ADR	American Depository Receipt

PLC	Public Liability Company

(a)	The rate presented represents the effective yield at September 30, 2009.

(b)	Cost for federal income tax purposes is $64,587,600. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$15,788,412
Unrealized depreciation	(2,089,823)

Net unrealized appreciation	$13,698,589

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2009:

Country	Percentage
United States	82.8%
Cayman Islands	5.6%
Singapore	2.3%
Taiwan	1.7%
Netherlands	1.5%
Israel	1.4%
Ireland	1.3%
Russia	0.7%
Bermuda	0.5%
China	0.5%
Norway	0.5%
Canada	0.4%
Korea	0.4%
Luxembourg	0.4%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.3%):
Air Freight & Logistics (0.5%):
48,310	United Parcel Service, Inc., Class B	$2,728,066

Automobiles (0.7%):
171,200	Harley-Davidson, Inc.	3,937,600

Beverages (3.4%):
78,700	Coca-Cola Co. (The)	4,226,190
120,500	Diageo PLC, ADR	7,409,545
164,876	Heineken Holding NV	6,722,867

		18,358,602

Capital Markets (5.5%):
97,500	Ameriprise Financial, Inc.	3,542,175
478,700	Bank of New York Mellon Corp.	13,877,513
19,420	Goldman Sachs Group, Inc.	3,580,077
146,600	Julius Baer Holding AG, Registered Shares	7,341,972
23,900	Morgan Stanley	738,032
15,700	State Street Corp.	825,820

		29,905,589

Chemicals (0.7%):
34,800	Monsanto Co.	2,693,520
12,392	Potash Corp. of Saskatchewan, Inc.	1,119,493

		3,813,013

Commercial Banks (4.2%):
810,146	Wells Fargo & Co.	22,829,914

Commercial Services & Supplies (1.6%):
333,100	Iron Mountain, Inc.*	8,880,446

Computers & Peripherals (1.8%):
203,700	Hewlett-Packard Co.	9,616,677

Construction Materials (1.5%):
42,900	Martin Marietta Materials, Inc.	3,949,803
76,100	Vulcan Materials Co.	4,114,727

		8,064,530

Consumer Finance (3.8%):
576,000	American Express Co.	19,526,400
19,730	Visa, Inc., Class A	1,363,540

		20,889,940

Containers & Packaging (1.7%):
469,900	Sealed Air Corp.	9,224,137

Diversified Consumer Services (1.0%):
301,500	H&R Block, Inc.	5,541,570

Diversified Financial Services (3.9%):
30,264	Bank of America Corp.	512,067
401,736	JPMorgan Chase & Co.	17,604,071
154,500	Moody’s Corp.	3,161,070

		21,277,208

Electrical Equipment (0.7%):
180,950	ABB, Ltd., ADR	3,626,238

Electronic Equipment Instruments & Components (1.6%):
227,800	Agilent Technologies, Inc.*	6,339,674
112,800	Tyco Electronics, Ltd.	2,513,184

		8,852,858

Energy Equipment & Services (0.8%):
52,879	Transocean, Ltd.*	4,522,741

Food & Staples Retailing (5.6%):
354,300	Costco Wholesale Corp.	20,003,778
290,049	CVS Caremark Corp.	10,366,351

		30,370,129

Food Products (0.3%):
40,500	Hershey Co.	1,573,830

Health Care Equipment & Supplies (1.1%):
70,000	Becton Dickinson & Co.	4,882,500
43,800	CareFusion Corp.*	954,840

		5,837,340

Health Care Providers & Services (3.5%):
87,600	Cardinal Health, Inc.	2,347,680
106,500	Express Scripts, Inc.*	8,262,270
29,400	Laboratory Corp. of America Holdings*	1,931,580
272,600	UnitedHealth Group, Inc.	6,825,904

		19,367,434

Household Durables (0.4%):
31,600	Garmin, Ltd.	1,192,584
19,992	Hunter Douglas NV	806,259

		1,998,843

Household Products (1.7%):
162,900	Procter & Gamble Co. (The)	9,435,168

Independent Power Producers & Energy Traders (0.4%):
148,000	AES Corp. (The)*	2,193,360

Industrial Conglomerates (1.6%):
1,502,981	China Merchants Holdings International Co., Ltd.	4,927,303
114,600	Tyco International, Ltd.	3,951,408

		8,878,711

Insurance (11.0%):
14,037	American International Group, Inc.*	619,172
215	Berkshire Hathaway, Inc., Class A*	21,715,000
484	Berkshire Hathaway, Inc., Class B*	1,608,332
10,700	Everest Re Group, Ltd.	938,390
5,610	Fairfax Financial Holdings, Ltd.	2,079,795
388,900	Loews Corp.	13,319,825
1,540	Markel Corp.*	507,923
46,300	Nipponkoa Insurance Co., Ltd.	287,868
39,800	Principal Financial Group, Inc.	1,090,122
684,460	Progressive Corp. (The)*	11,348,347
25,800	Sun Life Financial, Inc.	805,992
112,718	Transatlantic Holdings, Inc.	5,655,062

		59,975,828

Internet & Catalog Retail (0.7%):
29,500	Amazon.com, Inc.*	2,754,120
106,650	Liberty Media Corp. — Capital, Series A*	1,169,950

		3,924,070

Internet Software & Services (1.6%):
17,800	Google, Inc., Class A*	8,826,130

Machinery (0.2%):
23,300	PACCAR, Inc.	878,643

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued
Marine (0.8%):
1,193,500	China Shipping Development Co., Ltd., Share H	$1,493,333
30,900	Kuehne + Nagel International AG, Registered Shares	2,690,834

		4,184,167

Media (3.8%):
267,400	Comcast Corp., Class A	4,299,792
115,500	Grupo Televisa SA, ADR	2,147,145
23,200	Lagardere S.C.A.	1,082,431
85,260	Liberty Media Corp. - Entertainment, Series A*	2,652,439
549,600	News Corp.	6,589,704
146,000	Walt Disney Co. (The)	4,009,160

		20,780,671

Metals & Mining (0.8%):
79,600	BHP Billiton plc	2,187,227
51,545	Rio Tinto plc	2,211,515

		4,398,742

Oil, Gas & Consumable Fuels (13.6%):
199,300	Canadian Natural Resources, Ltd.	13,390,967
2,556,500	China Coal Energy Co., Share H	3,331,190
68,600	ConocoPhillips	3,097,976
250,200	Devon Energy Corp.	16,845,966
199,700	EOG Resources, Inc.	16,676,947
235,200	Occidental Petroleum Corp.	18,439,680
3,000	OGX Petroleo e Gas Participacoes SA	2,291,537

		74,074,263

Paper & Forest Products (1.0%):
329,420	Sino-Forest Corp., Class A	5,204,122

Personal Products (0.1%):
35,000	Natura Cosmeticos SA	629,340

Pharmaceuticals (5.5%):
160,100	Johnson & Johnson Co.	9,748,489
177,100	Merck & Co., Inc.	5,601,673
269,700	Pfizer, Inc.	4,463,535
355,700	Schering Plough Corp.	10,048,525

		29,862,222

Real Estate Management & Development (0.9%):
75,000	Brookfield Asset Management, Inc., Class A	1,703,250
681,700	Hang Lung Group, Ltd.	3,392,232

		5,095,482

Semiconductors & Semiconductor Equipment (2.2%):
496,600	Texas Instruments, Inc.	11,764,454

Software (2.6%):
236,300	Activision Blizzard, Inc.*	2,927,757
441,500	Microsoft Corp.	11,430,435

		14,358,192

Specialty Retail (2.4%):
215,100	Bed Bath & Beyond, Inc.*	8,074,854
202,220	CarMax, Inc.*	4,226,398
37,200	Staples, Inc.	863,784

		13,165,036

Tobacco (0.9%):
106,300	Philip Morris International, Inc.	$5,181,062

Transportation Infrastructure (0.2%):
867,609	Cosco Pacific, Ltd.	1,236,790
26,000	LLX Logistica SA*	95,997

		1,332,787

Total Common Stocks (Cost $459,794,420)		525,359,155

Corporate Bonds (0.7%):
3,000,000	Harley-Davidson, Inc., 15.00%, 2/1/14(a)	3,653,994

Total Corporate Bonds (Cost $3,000,000)		3,653,994

Convertible Bonds (0.1%):
688,000	Sino-Forest Corp., 5.00%, 8/1/13(b)	740,460

Total Convertible Bonds (Cost $688,000)		740,460

Investment Company (2.5%):
13,560,164	Dreyfus Treasury Prime Cash Management, 0.00%(c)	13,560,164

Total Investment Company (Cost $13,560,164)		13,560,164

Total Investment Securities (Cost $477,042,584)(d)—99.6%		543,313,773
Net other assets (liabilities) — 0.4%		2,024,738

Net Assets — 100.0%		$545,338,511

Percentages indicated are based on net assets as of September 30, 2009.

ADR	American Depository Receipt

PLC	Public Liability Company

*	Non-income producing security.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2009, these securities represent 0.7% of the net assets of the Fund.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)	The rate presented represents the effective yield at September 30, 2009.

(d)	Cost for federal income tax purposes is $484,458,788. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$94,247,069
Unrealized depreciation	(35,392,084)

Net unrealized appreciation	$58,854,985

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2009:

Country	Percentage
United States	83.0%
Canada	4.5%
Switzerland	4.5%
United Kingdom	2.2%
Hong Kong	1.8%
Netherlands	1.4%
China	0.9%
Brazil	0.6%
Mexico	0.4%
Bermuda	0.2%
Cayman Islands	0.2%
France	0.2%
Japan	0.1%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.9%):
Aerospace & Defense (0.8%):
23,840	Raytheon Co.	$1,143,605

Airline (0.6%):
149,200	JetBlue Airways Corp.*	892,216

Auto Components (0.8%):
34,980	Autoliv, Inc.	1,175,328

Beverages (4.6%):
77,780	Coca-Cola Enterprises, Inc.	1,665,270
87,590	PepsiCo, Inc.	5,138,029

		6,803,299

Biotechnology (5.3%):
21,220	Alexion Pharmaceuticals, Inc.*	945,139
42,590	Amgen, Inc.*	2,565,196
25,350	Celgene Corp.*	1,417,065
43,501	Gilead Sciences, Inc.*	2,026,276
24,960	Vertex Pharmaceuticals, Inc.*	945,984

		7,899,660

Capital Markets (3.2%):
25,560	Ameriprise Financial, Inc.	928,595
3,650	BlackRock, Inc.	791,393
7,870	Goldman Sachs Group, Inc.	1,450,834
28,610	State Street Corp.	1,504,886

		4,675,708

Chemicals (2.3%):
30,180	Albemarle Corp.	1,044,228
54,530	Celanese Corp., Series A	1,363,250
30,180	E.I. du Pont de Nemours & Co.	969,985

		3,377,463

Communications Equipment (5.3%):
255,100	Cisco Systems, Inc.*	6,005,054
69,151	Juniper Networks, Inc.*	1,868,460

		7,873,514

Computers & Peripherals (9.1%):
33,108	Apple, Inc.*	6,137,230
137,330	Dell, Inc.*	2,095,656
83,860	EMC Corp.*	1,428,974
81,130	Hewlett-Packard Co.	3,830,147

		13,492,007

Construction & Engineering (0.9%):
27,020	Fluor Corp.	1,373,967

Consumer Finance (1.1%):
24,242	Visa, Inc., Class A	1,675,365

Electric Utilities (0.4%):
11,220	FPL Group, Inc.	619,681

Energy Equipment & Services (1.6%):
22,360	Cameron International Corp.*	845,655
31,160	Halliburton Co.	845,059
8,290	Transocean, Ltd.*	709,044

		2,399,758

Food & Staples Retailing (1.8%):
64,120	Kroger Co. (The)	1,323,437
42,610	Whole Foods Market, Inc.*	1,299,179

		2,622,616

Food Products (1.2%):
16,740	Cadbury PLC, ADR	857,255
53,120	Dean Foods Co.*	945,005

		1,802,260

Gas Utilities (0.5%):
11,210	Noble Energy, Inc.	739,412

Health Care Equipment & Supplies (3.8%):
29,520	Baxter International, Inc.	1,682,935
26,420	Covidien plc	1,142,929
17,420	Hospira, Inc.*	776,932
28,990	St. Jude Medical, Inc.*	1,130,900
15,610	Zimmer Holdings, Inc.*	834,355

		5,568,051

Health Care Providers & Services (3.4%):
23,500	Aetna, Inc.	654,005
16,940	DaVita, Inc.*	959,482
26,490	Medco Health Solutions, Inc.*	1,465,162
18,310	MEDNAX, Inc.*	1,005,585
15,330	Universal Health Services, Inc., Class B	949,387

		5,033,621

Hotels, Restaurants & Leisure (0.8%):
37,594	Carnival Corp.	1,251,128

Household Durables (1.0%):
94,980	Newell Rubbermaid, Inc.	1,490,236

Household Products (2.0%):
38,414	Colgate-Palmolive Co.	2,930,220

Industrial Conglomerate (1.0%):
43,440	Tyco International, Ltd.	1,497,811

Insurance (1.1%):
28,910	Principal Financial Group, Inc.	791,845
15,330	Prudential Financial, Inc.	765,120

		1,556,965

Internet Software & Services (2.8%):
8,507	Google, Inc., Class A*	4,218,196

IT Services (1.1%):
82,140	Western Union Co.	1,554,089

Life Sciences Tools & Services (0.7%):
20,815	Life Technologies Corp.*	968,938

Machinery (4.4%):
34,790	Caterpillar, Inc.	1,785,771
24,350	Cummins, Inc.	1,091,124
12,310	Danaher Corp.	828,709
35,232	Dover Corp.	1,365,592
27,580	Parker Hannifin Corp.	1,429,747

		6,500,943

Media (1.5%):
148,390	Interpublic Group of Cos., Inc. (The)*	1,115,893
37,946	Time Warner, Inc.	1,092,086

		2,207,979

Metals & Mining (1.4%):
61,020	Alcoa, Inc.	800,582
19,290	Freeport-McMoRan Copper & Gold, Inc., Class B	1,323,487

		2,124,069

Multiline Retail (3.5%):
27,080	Kohl’s Corp.*	1,544,914
45,650	Nordstrom, Inc.	1,394,151
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Multiline Retail, continued
47,390	Target Corp.	$2,212,165

		5,151,230

Oil, Gas & Consumable Fuels (2.9%):
18,230	Consol Energy, Inc.	822,355
18,870	Occidental Petroleum Corp.	1,479,408
31,860	Southwestern Energy Co.*	1,359,785
16,370	XTO Energy, Inc.	676,409

		4,337,957

Personal Products (0.8%):
32,300	Estee Lauder Co., Inc. (The), Class A	1,197,684

Pharmaceuticals (5.0%):
60,220	Johnson & Johnson Co.	3,666,796
55,530	Merck & Co., Inc.	1,756,414
70,524	Pfizer, Inc.	1,167,172
14,170	Shire PLC, ADR	740,949

		7,331,331

Road & Rail (1.9%):
27,730	Norfolk Southern Corp.	1,195,440
28,836	Union Pacific Corp.	1,682,581

		2,878,021

Semiconductors & Semiconductor Equipment (1.4%):
68,119	Broadcom Corp., Class A*	2,090,572

Software (12.4%):
106,820	Activision Blizzard, Inc.*	1,323,500
32,560	Autodesk, Inc.*	774,928
37,650	BMC Software, Inc.*	1,413,004
52,360	Informatica Corp.*	1,182,289
270,270	Microsoft Corp.	6,997,290
145,770	Oracle Corp.	3,037,847
37,750	Sybase, Inc.*	1,468,475
40,520	Teradata Corp.*	1,115,110
28,110	VMware, Inc., Class A*	1,129,179

		18,441,622

Specialty Retail (4.5%):
26,050	Abercrombie & Fitch Co., Class A	856,524
75,000	Gap, Inc. (The)	1,605,000
46,555	Home Depot, Inc.	1,240,225
66,530	Limited Brands, Inc.	1,130,345
78,510	Staples, Inc.	1,823,002

		6,655,096

Tobacco (3.0%):
91,099	Philip Morris International, Inc.	4,440,165

Total Common Stocks (Cost $121,786,828)		147,991,783

Investment Company (0.2%):
364,673	Dreyfus Treasury Prime Cash Management, 0.00% (a)	364,673

Total Investment Company (Cost $364,673)		364,673

Total Investment Securities (Cost $122,151,501)(b)—100.1%		148,356,456
Net other assets (liabilities) — (0.1)%		(183,457)

Net Assets — 100.0%		$148,172,999

Percentages indicated are based on net assets as of September 30, 2009.

*	Non-income producing security.

ADR	American Depository Receipt

PLC	Public Liability Company

(a)	The rate presented represents the effective yield at September 30, 2009.

(b)	Cost for federal income tax purposes is $126,392,043. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$26,876,438
Unrealized depreciation	(4,912,025)

Net unrealized appreciation	$21,964,413

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2009:

Country	Percentage
United States	95.8%
Switzerland	1.5%
United Kingdom	1.1%
Ireland	0.8%
Panama	0.8%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

Principal		Fair
Amount		Value
Asset Backed Securities (6.1%)*:
$205,000	Bank of America Auto Trust, Series 2009-2A, Class A3, 2.13%, 9/16/13(b)	$203,975
150,000	CarMax Auto Owner Trust, Series 2009-1, Class A3, 4.12%, 3/15/13	155,984
250,000	Chase Issuance Trust, Series 2009-A7, Class A7, 0.69%, 9/17/12(a)	250,000
135,000	Chase Issuance Trust, Series 2007-A15, 4.96%, 9/17/12	140,372
250,000	Ford Credit Auto Owner Trust, Series 2009-A, Class A4, 6.15%, 12/15/12	272,847
180,000	Ford Credit Auto Owner Trust, Series 2008-B, Class A4A, 4.95%, 3/15/13	189,372
155,000	Ford Credit Auto Owner Trust, Series 2009-A, Class A3A, 3.96%, 5/15/13	160,789
49,158	GSAA Home Equity Trust, Series 2007-5, Class 1AV1, 0.35%, 5/25/37(a)	31,762
154,392	Nissan Auto Receivables Owner Trust, Series 2008-A, Class A3, 3.89%, 8/15/11	156,864

Total Asset Backed Securities (Cost $1,551,420)		1,561,965

Collateralized Mortgage Obligations (5.1%)*:
170,000	BCAP LLC Trust, Series 2009-RR10, Class 16A1, 5.63%, 3/26/36(b)	157,675
31,950	Fannie Mae, Series 2005-57, Class PA, 5.50%, 5/25/27	32,552
148,605	Freddie Mac, Series 2890, Class KC, 4.50%, 2/15/19	154,945
151,174	Freddie Mac, Series 2989, Class KA, 4.56%, 3/15/19	157,253
500,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 6.12%, 7/10/38(a)	457,450
195,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2, 5.46%, 3/10/39	193,653
190,000	Lehman Brothers-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.87%, 9/15/45	167,682

Total Collateralized Mortgage Obligations (Cost $1,298,007)		1,321,210

Corporate Bonds (20.1%):
Capital Markets (0.5%)*:
120,000	Goldman Sachs Group, Inc., 3.63%, 8/1/12, MTN	123,192

Commercial Banks (2.9%)*:
125,000	Bank of New York Mellon Corp. (The), 4.30%, 5/15/14	132,369
400,000	Citibank NA, 1.38%, 8/10/11	401,430
110,000	Landwirtschaftliche Rentenbank, Series E, 4.38%, 1/15/13, MTN	116,760
100,000	Morgan Stanley, Series F, 6.25%, 8/28/17, MTN	104,086

		754,645

Diversified Consumer Services (1.4%)*:
200,000	General Electric Capital Corp., Series G, 2.63%, 12/28/12, MTN	204,910
75,000	General Electric Capital Corp., Series G, 6.15%, 8/7/37, MTN	71,173
90,000	Prudential Financial, Inc., Series D, 4.75%, 9/17/15, MTN	89,369

		365,452

Diversified Financial Services (5.8%)*:
125,000	BP Capital Markets plc, 1.55%, 8/11/11	125,423
255,000	Citigroup Funding, Inc., 2.13%, 7/12/12	257,815
200,000	Citigroup Funding, Inc., 1.88%, 10/22/12	200,387
150,000	General Electric Capital Corp., Series G, 2.25%, 3/12/12	152,709
150,000	General Electric Capital Corp., Series G, 2.00%, 9/28/12, MTN	150,836
200,000	General Electric Capital Corp., 2.13%, 12/21/12	201,817
50,000	Goldman Sachs Capital Corp II, 5.79%, 12/29/49, Callable 6/1/12 @ 100	36,000
325,000	JPMorgan Chase & Co., 6.30%, 4/23/19	354,811

		1,479,798

Diversified Telecommunication Services (1.1%)*:
100,000	AT&T, Inc., 6.40%, 5/15/38	106,156
150,000	Verizon Communications, Inc., 6.35%, 4/1/19	165,640

		271,796

Electric Utilities (1.4%)*:
100,000	Duke Energy Corp., 3.95%, 9/15/14	101,480
65,000	Florida Power & Light Co., 5.95%, 2/1/38	73,768
40,000	MidAmerican Energy Holdings Co., 5.95%, 5/15/37	42,192
100,000	PacifiCorp, 5.65%, 7/15/18	109,325
35,000	PacifiCorp, 6.25%, 10/15/37	40,396

		367,161

Food & Staples Retailing (0.4%)*:
100,000	Kraft Foods, Inc., 6.50%, 8/11/17	108,175

Health Care Providers & Services (0.2%)*:
50,000	Roche Holdings, Inc., 5.00%, 3/1/14(b)	54,054

Insurance (1.2%)*:
40,000	Chubb Corp., 6.38%, 3/29/67, Callable 4/15/17 @ 100	36,000
200,000	MetLife, Inc., 6.75%, 6/1/16	223,201
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Corporate Bonds, continued
Insurance, continued
$50,000	Progressive Corp. (The), 6.70%, 6/15/37, Callable 6/15/17 @ 100	$42,985

		302,186

Media (2.0%):
40,000	Comcast Cable Holdings LLC, 9.80%, 2/1/12*	46,071
210,000	Comcast Corp., 5.30%, 1/15/14*	224,713
25,000	Cox Communications, Inc., 8.38%, 3/1/39(b)*	30,839
55,000	Historic TW, Inc., 6.88%, 6/15/18*	60,850
65,000	News America, Inc., 7.25%, 5/18/18*	71,843
75,000	Time Warner Cable, Inc., 6.20%, 7/1/13*	81,705

		516,021

Oil, Gas & Consumable Fuels (1.8%)*:
145,000	Chevron Corp., 3.95%, 3/3/14	152,672
150,000	ConocoPhillips, 4.60%, 1/15/15	160,094
50,000	Enterprise Products Operating LP, Series L, 6.30%, 9/15/17	53,854
50,000	TEPPCO Partners LP, 6.13%, 2/1/13	53,702
45,000	XTO Energy, Inc., 6.75%, 8/1/37	50,059

		470,381

Pharmaceuticals (1.1%)*:
100,000	GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13	107,433
100,000	Pfizer, Inc., 5.35%, 3/15/15	110,731
50,000	Progress Energy Carolinas, Inc., 5.30%, 1/15/19	54,151

		272,315

Software (0.3%)*:
75,000	Oracle Corp., 3.75%, 7/8/14	77,914

Total Corporate Bonds (Cost $5,106,996)		5,163,090

Yankee Dollars (3.5%):
Commercial Banks (0.1%)*:
31,000	Eksportfinans A/S, 5.50%, 5/25/16, MTN	33,485

Diversified Financial Services (1.0%)*:
145,000	BP Capital Markets plc, 3.13%, 3/10/12	149,796
100,000	Credit Suisse NY, 5.50%, 5/1/14	107,458

		257,254

Diversified Telecommunication Services (0.9%)*:
75,000	Telefonica Emisiones SAU, 4.95%, 1/15/15	79,560
140,000	Vodafone Group plc, 4.15%, 6/10/14	143,770

		223,330

Oil, Gas & Consumable Fuels (0.7%):
30,000	Canadian Natural Resources, Ltd., 6.50%, 2/15/37*	33,174
45,000	Cenovus Energy, Inc., 6.75%, 11/15/39(b)*	48,489
100,000	Shell International Finance BV, 4.00%, 3/21/14*	105,041

		186,704

Sovereign Bonds (0.8%)*:
100,000	Japan Finance Corp., 2.00%, 6/24/11	101,279
95,000	Province of Ontario, 4.10%, 6/16/14	100,440

		201,719

Total Yankee Dollars (Cost $890,297)		902,492

Municipal Bonds (0.9%)*:
35,000	Chicago Illinois Metropolitan Water Reclamation District-Greater Chicago, GO, 5.72%, 12/1/38	37,936
65,000	Colorado State, COP, Series B, 6.45%, 9/15/39	70,090
50,000	New York State Dormitory, Authority State Personal Income Tax, Revenue, 5.63%, 3/15/39	52,552
65,000	Texas State, GO, 5.52%, 4/1/39	69,128

Total Municipal Bonds (Cost $214,397)		229,706

U.S. Government Agency (0.5%)*:
130,000	Tennessee Valley Authority, 5.25%, 9/15/39	137,166

Total U.S. Government Agency (Cost $128,547)		137,166

U.S. Government Agency Mortgages (43.1%):
Federal Home Loan Mortgage Corporation (0.7%):
180,000	3.75%, 3/27/19*	180,088

Federal National Mortgage Association (40.0%):
680,000	5.38%, 11/15/11*	741,260
740,000	2.75%, 2/5/14*	749,764
200,000	5.50%, 10/19/24, TBA	211,500
200,000	6.00%, 10/18/16, TBA	213,000
100,000	5.38%, 6/12/17*	112,969
500,000	4.50%, 10/1/18, TBA	517,656
800,000	5.00%, 10/15/21, Pool #14044, TBA	838,750
457,496	6.00%, 3/1/34, Pool #725778*	486,833
1,000,000	4.50%, 11/15/37, Pool #7004, TBA	1,009,375
1,300,000	4.50%, 10/14/39, Pool #7004, TBA	1,316,656
1,100,000	5.00%, 10/14/39, Pool #22445, TBA	1,136,093
2,500,000	5.50%, 10/14/39, Pool #44421, TBA	2,614,845
300,000	6.50%, 11/12/39, Pool #52721, TBA	319,500

		$10,268,201

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

Principal		Fair
Amount		Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association (2.4%)
$600,000	5.00%, 10/15/36, Pool #9891,TBA	$620,813

Total U.S. Government Agency Mortgages (Cost $11,010,368)		11,069,102

U.S. Treasury Obligations (28.8%):
U.S. Treasury Bonds (3.4%)*:
200,000	5.25%, 2/15/29	232,156
450,000	4.25%, 5/15/39	465,539
160,000	4.50%, 8/15/39	172,500

		870,195

U.S. Treasury Notes (25.4%)*:
105,000	1.00%, 9/30/11	105,082
1,975,000	1.38%, 9/15/12	1,971,605
1,295,000	2.38%, 9/30/14	1,298,341
1,200,000	3.00%, 9/30/16	1,204,781
1,915,000	3.63%, 8/15/19	1,965,567

		6,545,376

Total U.S. Treasury Obligations (Cost $7,357,037)		7,415,571

Investment Company (27.4%):
7,039,353	Dreyfus Treasury Prime Cash Management, 0.00%*(c)	7,039,353

Total Investment Company (Cost $7,039,353)		7,039,353
Total Investment Securities (Cost $34,596,422)(d)—135.5%		34,839,655
Net other assets (liabilities) — (35.5)%		(9,126,573)

Net Assets — 100.0%		$25,713,082

Percentages indicated are based on net assets as of September 30, 2009.

*	Investment securities are segregated as collateral. The fair value of these securities is $26,041,467.

COP	Certificate of Participation

GO	General Obligation

LLC	Limited Liability Company

LP	Limited Partnership

MTN	Medium Term Note

PLC	Public Liability Company

TBA	To be announced. Represents 34.2% of the Fund’s net assets.

(a)	Variable rate security. The rate presented represents the rate in effect at September 30, 2009. The date presented represents the final maturity date.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)	The rate presented represents the effective yield at September 30, 2009.

(d)	Cost for federal income tax purposes is $34,646,114. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$253,937
Unrealized depreciation	(60,396)

Net unrealized appreciation	$193,541

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2009:

Country	Percentage
United States	98.5%
United Kingdom	0.4%
Germany	0.3%
Netherlands	0.3%
Canada	0.2%
Norway	0.1%

Total	100.0%

Futures Contracts
Securities with an aggregate fair value of $26,041,467 have been segregated with the custodian to cover margin requirements for the following open contracts as of September 30, 2009:

				Unrealized
		Expiration	Number of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)
U.S. Treasury 5-Year Note December Futures	Long	12/09	9	$3,642
U.S. Treasury 2-Year Note December Futures	Short	12/09	(1)	(221)
U.S. Treasury 10-Year Note December Futures	Short	12/09	(24)	(24,366)
U.S. Treasury Bonds December Futures	Short	12/09	(2)	(4,879)

				$(25,824)

Securities Sold Short (-1.6)%

	Coupon	Expiration	Par	Premiums		Unrealized
Security Description	Rate	Date	Amount	Received	Fair Value	Gain/Loss
Federal National Mortgage Association – October TBA	5.50%	10/14/39	$(400,000)	$422,000	$(422,000)	$—

				$422,000	$(422,000)	$—

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.2%):
Auto Components (2.9%):
127,071	Superior Industries International, Inc.	$1,804,408

Biotechnology (6.1%):
38,941	Amgen, Inc.*	2,345,416
50,805	Myriad Genetics, Inc.*	1,392,057
12,702	Myriad Pharmaceuticals, Inc.*	74,434

		3,811,907

Chemicals (6.5%):
43,934	Eastman Chemical Co.	2,352,226
60,491	Sensient Technologies Corp.	1,679,835

		4,032,061

Commercial Banks (8.5%):
135,498	First Bancorp	413,269
126,407	FNB Corp.	898,754
187,008	Huntington Bancshares, Inc.	880,808
145,116	Regions Financial Corp.	901,170
47,957	SunTrust Banks, Inc.	1,081,430
105,616	Umpqua Holdings Corp.	1,119,530

		5,294,961

Commercial Services & Supplies (4.0%):
115,448	R.R. Donnelley & Sons Co.	2,454,424

Containers & Packaging (1.5%):
20,108	Rock-Tenn Co., Class A	947,288

Diversified Consumer Services (9.7%):
28,323	Apollo Group, Inc., Class A*	2,086,556
20,818	ITT Educational Services, Inc.*	2,298,515
7,680	Strayer Education, Inc.	1,671,782

		6,056,853

Electric Utilities (2.6%):
49,224	Pinnacle West Capital Corp.	1,615,532

Food & Staples Retailing (3.6%):
6,789	Nash Finch Co.	185,611
12,305	Spartan Stores, Inc.	173,870
38,398	Wal-Mart Stores, Inc.	1,884,958

		2,244,439

Food Products (3.2%):
51,809	Flowers Foods, Inc.	1,362,059
16,797	TreeHouse Foods, Inc.*	599,149

		1,961,208

Health Care Equipment & Supplies (2.4%):
30,944	CryoLife, Inc.*	246,624
12,105	Greatbatch, Inc.*	271,999
31,761	STERIS Corp.	967,122

		1,485,745

Health Care Technology (0.7%):
10,358	Computer Programs & Systems, Inc.	428,925

Hotels, Restaurants & Leisure (4.9%):
37,595	McDonald’s Corp.	2,145,547
15,767	Panera Bread Co., Class A*	867,185

		3,012,732

Industrial Conglomerate (2.9%):
93,203	Textron, Inc.	1,768,993

IT Services (0.9%):*
11,536	ManTech International Corp., Class A*	544,038

Machinery (3.2%):
103,655	Briggs & Stratton Corp.	2,011,943

Media (2.6%):
200,163	New York Times Co., Class A	1,625,324

Metals & Mining (1.6%):
16,337	Compass Minerals International, Inc.	1,006,686

Multi-Utilities (5.1%):
122,671	NiSource, Inc.	1,703,900
42,741	SCANA Corp.	1,491,661

		3,195,561

Multiline Retail (7.1%):
50,006	Dollar Tree, Inc.*	2,434,292
75,348	Family Dollar Stores, Inc.	1,989,187

		4,423,479

Paper & Forest Products (4.5%):
124,994	MeadWestvaco Corp.	2,788,616

Specialty Retail (7.5%):
20,015	AutoZone, Inc.*	2,926,593
23,681	Buckle, Inc. (The)	808,469
19,287	Tractor Supply Co.*	933,877

		4,668,939

Thrifts & Mortgage Finance (4.2%):
93,081	First Niagara Financial Group, Inc.	1,147,689
86,845	Washington Federal, Inc.	1,464,206

		2,611,895

Tobacco (3.0%):
44,502	Universal Corp.	1,861,074

Total Common Stocks (Cost $58,019,673)		61,657,031

Investment Company (0.1%):
57,079	Dreyfus Treasury Prime Cash Management, 0.00% (a)	57,079

Total Investment Company (Cost $57,079)		57,079

Total Investment Securities (Cost $58,076,752)(b)—99.3%		61,714,110
Net other assets (liabilities) — 0.7%		443,352

Net Assets — 100.0%		$62,157,462

Percentages indicated are based on net assets as of September 30, 2009.

*	Non-income producing security.

(a)	The rate presented represents the effective yield at September 30, 2009.

(b)	Cost for federal income tax purposes is $59,486,665. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$7,616,501
Unrealized depreciation	(5,389,056)

Net unrealized appreciation	$2,227,445

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2009:

Country	Percentage
United States	99.3%
Puerto Rico	0.7%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (95.3%):
Airline (1.3%):
144,384	SkyWest, Inc.	$2,393,887

Auto Components (2.1%):
58,000	Autoliv, Inc.	1,948,800
16,300	Drew Industries, Inc.*	353,547
120,000	Gentex Corp.	1,698,000

		4,000,347

Automobiles (2.9%):
132,000	Thor Industries, Inc.	4,085,400
100,700	Winnebago Industries, Inc.*	1,481,297

		5,566,697

Building Products (4.3%):
58,000	American Woodmark Corp.	1,121,720
145,600	Apogee Enterprises, Inc.	2,186,912
71,700	Simpson Manufacturing Co., Inc.	1,811,142
78,000	Universal Forest Products, Inc.	3,077,880

		8,197,654

Chemicals (5.3%):
46,700	Airgas, Inc.	2,258,879
66,000	Cabot Corp.	1,525,260
148,800	RPM International, Inc.	2,751,312
139,400	Westlake Chemical Corp.	3,582,580

		10,118,031

Commercial Banks (1.0%):
77,400	Chemical Financial Corp.	1,686,546
11,400	Peoples Bancorp, Inc.	148,770

		1,835,316

Commercial Services & Supplies (2.3%):
116,000	ABM Industries, Inc.	2,440,640
66,700	Mine Safety Appliances Co.	1,834,917

		4,275,557

Computers & Peripherals (0.3%):
19,400	Diebold, Inc.	638,842

Construction & Engineering (0.6%):
45,300	Emcor Group, Inc.*	1,146,996

Containers & Packaging (0.6%):
31,000	AptarGroup, Inc.	1,158,160

Diversified Consumer Services (0.6%):
71,000	Regis Corp.	1,100,500

Electric Utilities (1.4%):
225,000	NV Energy, Inc.	2,607,750

Electrical Equipment (2.5%):
22,300	A.O. Smith Corp.	849,630
78,900	Brady Corp., Class A	2,266,008
46,500	Franklin Electric Co., Inc.	1,333,155
7,700	Powell Industries, Inc.*	295,603

		4,744,396

Electronic Equipment Instruments & Components (4.5%):
182,100	Benchmark Electronics, Inc.*	3,277,800
24,700	Mettler-Toledo International, Inc.*	2,237,573
54,400	Rofin-Sinar Technologies, Inc.*	1,249,024
34,800	Roper Industries, Inc.	1,774,104

		8,538,501

Energy Equipment & Services (7.1%):
42,500	Atwood Oceanics, Inc.*	1,498,975
65,700	Bristow Group, Inc.*	1,950,633
5,000	CARBO Ceramics, Inc.	257,750
193,600	Global Industries, Ltd.*	1,839,200
56,300	Oil States International, Inc.*	1,977,819
129,300	Rowan Cos., Inc.	2,982,951
18,900	Tidewater, Inc.	890,001
48,700	Unit Corp.*	2,008,875

		13,406,204

Food & Staples Retailing (1.2%):
73,600	Casey’s General Stores, Inc.	2,309,568

Gas Utilities (1.4%):
27,100	Atmos Energy Corp.	763,678
45,900	Energen Corp.	1,978,290

		2,741,968

Health Care Equipment & Supplies (1.6%):
46,600	STERIS Corp.	1,418,970
39,100	West Pharmaceutical Services, Inc.	1,587,851

		3,006,821

Household Durables (4.4%):
800	Bassett Furniture Industries, Inc.	3,424
138,000	D. R. Horton, Inc.	1,574,580
81,500	Ethan Allen Interiors, Inc.	1,344,750
93,300	Hooker Furniture Corp.	1,259,550
150,000	La-Z-Boy, Inc.	1,297,500
45,300	M.D.C. Holdings, Inc.	1,573,722
92,300	M/I Homes, Inc.*	1,254,357

		8,307,883

Industrial Conglomerates (2.2%):
73,600	Carlisle Cos., Inc.	2,495,776
35,800	Teleflex, Inc.	1,729,498

		4,225,274

Insurance (12.2%):
16,600	American National Insurance Co.	1,414,320
54,500	Arthur J. Gallagher & Co.	1,328,165
104,500	Aspen Insurance Holdings, Ltd.	2,766,115
38,800	Erie Indemnity Co., Class A	1,453,448
130,500	Montpelier Re Holdings, Ltd.	2,129,760
348,400	Old Republic International Corp.	4,243,512
163,600	Protective Life Corp.	3,504,312
26,200	RLI Corp.	1,382,836
35,800	StanCorp Financial Group, Inc.	1,445,246
258,500	Syncora Holdings, Ltd.*	124,080
94,157	Validus Holdings, Ltd.	2,429,250
26,700	Zenith National Insurance Corp.	825,030

		23,046,074

Leisure Equipment & Products (0.5%):
78,900	Brunswick Corp.	945,222

Life Sciences Tools & Services (1.1%):
94,900	Pharmaceutical Product Development, Inc.	2,082,106

Machinery (10.4%):
17,800	Astec Industries, Inc.*	453,366
79,800	Briggs & Stratton Corp.	1,548,918
19,600	CIRCOR International, Inc.	553,896
13,900	CNH Global NV, ADR*	237,412
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Machinery, continued
53,400	Gardner Denver, Inc.*	$1,862,592
69,600	Graco, Inc.	1,939,752
86,900	Kennametal, Inc.	2,138,609
36,500	Lincoln Electric Holdings, Inc.	1,731,925
96,600	Mueller Industries, Inc.	2,305,842
43,500	Nordson Corp.	2,439,915
20,100	Timken Co.	470,943
106,600	Trinity Industries, Inc.	1,832,454
201,300	Wabash National Corp.*	547,536
54,200	Watts Water Technologies, Inc., Class A	1,639,550

		19,702,710

Marine (0.6%):
49,500	Teekay Shipping Corp.	1,082,565

Metals & Mining (5.6%):
227,100	Gerdau Ameristeel Corp.	1,798,632
174,200	Gibraltar Industries, Inc.	2,311,634
78,000	Reliance Steel & Aluminum Co.	3,319,680
185,000	Steel Dynamics, Inc.	2,837,900
7,700	United States Steel Corp.	341,649

		10,609,495

Multiline Retail (3.3%):
117,052	Fred’s, Inc.	1,490,072
89,000	J.C. Penney Co., Inc.	3,003,750
161,200	Saks, Inc.*	1,099,384
143,000	Tuesday Morning Corp.*	594,880

		6,188,086

Oil, Gas & Consumable Fuels (1.9%):
32,800	Arch Coal, Inc.	725,864
125,500	Helix Energy Solutions Group, Inc.*	1,879,990
25,800	Overseas Shipholding Group, Inc.	964,146

		3,570,000

Paper & Forest Products (0.7%):
118,500	Glatfelter	1,360,380

Road & Rail (1.5%):
63,600	Genesee & Wyoming, Inc., Class A*	1,928,352
32,400	Kansas City Southern Industries, Inc.*	858,276

		2,786,628

Semiconductors & Semiconductor Equipment (1.0%):
113,600	Cohu, Inc.	1,540,416
20,000	OmniVision Technologies, Inc.*	325,600

		1,866,016

Specialty Retail (5.1%):
221,500	Christopher & Banks Corp.	1,499,555
76,009	Group 1 Automotive, Inc.	2,040,842
23,000	Gymboree Corp.*	1,112,740
113,200	Men’s Wearhouse, Inc. (The)	2,796,040
129,300	Pier 1 Imports, Inc.*	500,391
91,800	West Marine, Inc.*	721,548
140,900	Zale Corp.*	1,007,435

		9,678,551

Textiles, Apparel & Luxury Goods (2.2%):
154,900	Brown Shoe Co., Inc.	1,242,298
28,900	Timberland Co., Class A*	402,288
57,300	Warnaco Group, Inc. (The)*	2,513,178

		4,157,764

Thrifts & Mortgage Finance (1.1%):
349,700	TrustCo Bank Corp.	2,185,625

Trading Companies & Distributors (0.5%):
43,400	Applied Industrial Technologies, Inc.	918,344

Total Common Stocks (Cost $174,129,879)		180,499,918

Investment Company (4.8%):
9,046,694	Dreyfus Treasury Prime Cash Management, 0.00%(a)	9,046,694

Total Investment Company (Cost $9,046,694)		9,046,694

Total Investment Securities (Cost $183,176,573)(b)—100.1%		189,546,612
Net other assets (liabilities) — (0.1)%		(129,215)

Net Assets — 100.0%		$189,417,397

Percentages indicated are based on net assets as of September 30, 2009.

*	Non-income producing security.

(a)	The rate presented represents the effective yield at September 30, 2009.

(b)	Cost for federal income tax purposes is $184,359,353. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$30,489,851
Unrealized depreciation	(25,302,592)

Net unrealized appreciation	$5,187,259

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2009:

Country	Percentage
United States	95.8%
Netherlands	0.1%
Marshall Islands	0.6%
Canada	0.9%
Bermuda	2.6%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.5%):
Aerospace & Defense (0.6%)(a):
30,164	BAE Systems plc	$168,312
8,453	Cobham plc	29,582
3,616	European Aeronautic Defence & Space Co. NV	81,245
3,815	Finmeccanica SpA	67,495
15,812	Rolls-Royce Group plc	119,028
1,384	Safran SA	25,932
10,000	Singapore Technologies Engineering, Ltd.	19,454
880	Thales SA	43,670

		554,718

Air Freight & Logistics (0.4%)(a):
7,347	Deutsche Post AG	137,858
3,396	TNT NV	91,290
6,171	Toll Holdings, Ltd.	46,190
4,000	YAMATO HOLDINGS Co., Ltd.	65,286

		340,624

Airlines (0.2%)(a):
1,435	Air France-KLM*	26,144
7,000	All Nippon Airways Co., Ltd.	20,070
4,852	British Airways plc*	17,131
8,000	Cathay Pacific Airways, Ltd.*	12,606
2,090	Deutsche Lufthansa AG, Registered Shares	37,240
4,284	Iberia Lineas Aereas de Espana SA*	13,333
6,000	Japan Airlines Corp.*	8,801
10,531	Qantas Airways, Ltd.	26,508
4,000	Singapore Airlines, Ltd.	39,131

		200,964

Auto Components (0.6%)(a):
1,700	AISIN SEIKI Co., Ltd.	41,078
5,500	BRIDGESTONE Corp.	97,960
1,255	Compagnie Generale des Establissements Michelin, Class B	98,735
4,100	DENSO Corp.	119,190
2,000	NGK SPARK PLUG Co., Ltd.	25,283
2,000	NHK SPRING Co., Ltd.	16,491
700	NOK Corp.	10,373
1,000	Nokian Renkaat OYJ	23,340
29,558	Pirelli & C. SpA*	15,867
1,400	Stanley Electric Co., Ltd.	28,166
1,900	Sumitomo Rubber Industries, Ltd.	17,778
400	TOYODA GOSEI Co., Ltd.	11,593
400	TOYOTA BOSHOKU Corp.	7,809
1,400	TOYOTA INDUSTRIES Corp.	38,153

		551,816

Automobiles (3.2%)(a):
2,970	Bayerische Motoren Werke AG (BMW)	143,180
280	Bayerische Motoren Werke AG (BMW), Preferred Shares	9,250
2,000	DAIHATSU MOTOR Co., Ltd.	20,365
7,695	Daimler AG, Registered Shares	389,867
6,314	Fiat SpA*	81,430
6,000	Fuji Heavy Industries, Ltd.	23,103
13,900	Honda Motor Co.	421,546
9,000	ISUZU MOTORS, Ltd.	18,853
9,000	Mazda Motor Corp.	19,996
33,000	MITSUBISHI MOTORS Corp.*	54,083
21,000	NISSAN MOTOR Co., Ltd.*	141,057
757	Porsche Automobil Holding SE, Preferred Shares	59,733
1,459	PSA Peugeot Citroen SA*	44,598
1,485	Renault SA*	69,449
3,200	SUZUKI MOTOR Corp.	74,358
23,400	Toyota Motor Corp.	921,083
757	Volkswagen AG	124,830
903	Volkswagen AG, Preferred Shares	104,252
1,900	Yamaha Motor Co., Ltd.	23,226

		2,744,259

Beverages (1.8%)(a):
6,349	Anheuser-Busch InBev NV	290,284
3,600	ASAHI BREWERIES, Ltd.	65,716
1,000	Carlsberg A/S, Class B	72,810
4,921	Coca-Cola Amatil, Ltd.	42,518
1,458	Coca-Cola Hellenic Bottling Co. SA	38,845
300	COCA-COLA WEST Co., Ltd.	5,881
21,333	Diageo plc	327,655
15,377	Foster’s Group, Ltd.	75,057
851	Heineken Holding NV	34,700
2,080	Heineken NV	95,953
400	ITO EN, Ltd.	7,403
7,000	Kirin Holdings Co., Ltd.	107,016
3,065	Lion Nathan, Ltd.	30,950
1,749	Pernod Ricard SA	139,095
7,989	SABMiller plc	192,809
2,000	SAPPORO HOLDINGS, Ltd.	10,165

		1,536,857

Biotechnology (0.3%)(a):
929	Actelion, Ltd., Registered Shares*	57,772
5,241	CSL, Ltd.	154,242
1,328	Grifols SA	25,307

		237,321

Building Products (0.5%)(a):
9,000	Asahi Glass Co., Ltd.	72,100
3,000	Assa Abloy AB, Class B	48,707
3,027	Compagnie de Saint-Gobain	157,424
2,000	DAIKIN INDUSTRIES, Ltd.	71,556
351	Geberit AG, Registered Shares	53,976
2,000	JS Group Corp.	34,863
4,000	Nippon Sheet Glass Co., Ltd.	13,294
3,000	TOTO, Ltd.	18,668

		470,588

Capital Markets (2.6%)(a):
8,986	3i Group plc	41,480
9,644	Credit Suisse Group AG, Registered Shares	536,943
14,300	Daiwa Securities Group, Inc.	73,577
4,977	Deutsche Bank AG, Registered Shares	385,891
4,645	ICAP plc	31,391
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Capital Markets, continued
3,751	Investec plc	$27,463
200	JAFCO Co., Ltd.	6,054
1,925	Julius Baer Holding AG, Registered Shares	96,407
2,683	Macquarie Group, Ltd.	138,157
15,268	Man Group plc	80,977
4,938	Marfin Investment Group SA	21,359
700	MATSUI SECURITIES Co., Ltd.	5,666
4,495	Mediobanca SpA	61,517
4,000	Mizuho Securities Co., Ltd.	14,414
20,900	Nomura Holdings, Inc.	127,705
174	Perpetual, Ltd.	5,964
162	SBI Holdings, Inc.	31,713
778	Schroders plc	13,606
31,026	UBS AG, Registered Shares*	568,820

		2,269,104

Chemicals (2.8%)(a):
2,128	Air Liquide SA	241,969
1,959	Akzo Nobel NV	121,505
12,000	ASAHI KASEI Corp.	60,642
7,767	BASF SE	412,656
2,000	DAICEL CHEMICAL INDUSTRIES, Ltd.	11,978
3,000	DENKI KAGAKU KOGYO KABUSHIKI KAISHA	12,294
3,000	DIC Corp.	4,264
73	Givaudan SA, Registered Shares	54,904
700	Hitachi Chemical Co., Ltd.	14,202
14,143	Incitec Pivot, Ltd.	35,153
1,639	Johnson Matthey plc	36,323
1,800	JSR Corp.	36,697
1,351	K+S AG	73,602
3,000	KANEKA Corp.	21,494
1,000	KANSAI PAINT Co., Ltd.	7,756
1,495	Koninklijke DSM NV	62,417
3,500	KURARAY Co., Ltd.	37,990
1,359	Linde AG	147,815
9,500	Mitsubishi Chemical Holdings Corp.	39,159
3,000	MITSUBISHI GAS CHEMICAL Co., Inc.	16,188
5,000	Mitsubishi Rayon Co., Ltd.	16,974
6,000	Mitsui Chemicals, Inc.	21,300
1,000	Nissan Chemical Industries, Ltd.	14,347
1,500	NITTO DENKO Corp.	45,631
375	Novozymes A/S, B Shares	35,376
1,897	Nufarm, Ltd.	18,968
2,886	Orica, Ltd.	59,627
3,400	Shin-Etsu Chemical Co., Ltd.	207,850
8,000	Showa Denko K.K.	16,182
500	Solvay SA	51,925
13,000	SUMITOMO CHEMICALl Co., Ltd.	53,731
835	Syngenta AG, Registered Shares	191,755
2,000	TAIYO NIPPON SANSO Corp.	23,660
9,000	TEIJIN, Ltd.	27,890
2,000	Tokuyama Corp.	14,611
12,000	TORAY INDUSTRIES, Inc.	72,276
6,000	TOSOH Corp.	15,093
10,000	Ube Industries, Ltd.	26,190
1,169	Umicore	35,057
110	Wacker Chemie AG	17,219
1,650	Yara International ASA	51,882

		2,466,552

Commercial Banks (14.5%)(a):
3,000	77th Bank, Ltd. (The)	17,090
3,452	Alpha Bank AE*	63,918
4,000	AOZORA BANK, Ltd.*	5,746
19,643	Australia & New Zealand Banking Group, Ltd.	420,987
4,584	Banca Carige SpA	13,701
17,495	Banca Monte dei Paschi di Siena SpA	37,492
3,746	Banca Popolare di Milano Scarl	28,519
30,011	Banco Bilbao Vizcaya Argentaria SA	534,027
22,449	Banco Comercial Portugues SA	33,227
8,077	Banco de Sabadell SA	59,754
1,445	Banco de Valencia SA	13,559
4,786	Banco Espirito Santo SA	33,974
5,924	Banco Popolare Societa Cooperativa*	56,866
8,089	Banco Popular Espanol SA	81,132
69,143	Banco Santander SA	1,116,952
5,123	Bank of Cyprus Public Co., Ltd	39,266
14,200	Bank of East Asia, Ltd. (The)	50,902
2,000	Bank of Kyoto, Ltd. (The)	18,328
11,000	Bank of Yokohama, Ltd. (The)	53,522
2,279	Bankinter SA	28,779
94,184	Barclays plc*	556,541
3,131	Bendigo and Adelaide Bank, Ltd.	25,880
7,185	BNP Paribas, Inc.	574,618
34,500	BOC Hong Kong Holdings, Ltd.	75,432
7,000	Chiba Bank, Ltd. (The)	43,100
1,000	Chugoku Bank, Ltd. (The)	12,615
10,000	Chuo Mitsui Trust Holdings, Inc.	36,720
6,415	Commerzbank AG*	81,911
12,846	Commonwealth Bank of Australia	583,967
7,478	Credit Agricole SA	156,377
3,900	Danske Bank A/S*	102,406
14,000	DBS Group Holdings, Ltd.	131,077
665	Deutsche Postbank AG*	23,552
4,993	Dexia SA*	46,064
6,400	DnB NOR ASA*	74,313
2,527	EFG Eurobank Ergasias*	40,041
1,607	Erste Group Bank AG	71,899
6,000	Fukuoka Financial Group, Inc.	24,772
3,000	Gunma Bank, Ltd. (The)	16,436
3,000	Hachijuni Bank, Ltd. (The)	16,608
6,500	Hang Seng Bank, Ltd.	93,112
3,000	Hiroshima Bank, Ltd. (The)	12,330
9,000	Hokuhoku Financial Group, Inc.	20,929
147,809	HSBC Holdings plc	1,691,822
6,582	Intesa Sanpaolo	23,433
64,258	Intesa Sanpaolo*	284,422
2,000	Iyo Bank, Ltd. (The)	17,991
5,000	Joyo Bank, Ltd. (The)	24,442
1,327	KBC GROEP NV*	66,805
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Commercial Banks, continued
139,201	Lloyds Banking Group plc*	$231,117
80,200	Mitsubishi UFJ Financial Group, Inc.	429,083
104,893	Mizuho Financial Group, Inc.	207,370
9,000	Mizuho Trust & Banking Co., Ltd.	9,439
16,537	National Australia Bank, Ltd.	446,885
5,411	National Bank of Greece SA*	195,649
7,281	Natixis*	43,950
4,000	NISHI-NIPPON CITY BANK, Ltd. (The)	10,101
27,800	Nordea Bank AB	280,199
23,000	Oversea-Chinese Banking Corp., Ltd.	127,419
2,971	Piraeus Bank SA*	55,397
388	Raiffeisen International Bank-Holding AG	25,326
4,200	Resona Holdings, Inc.	53,980
142,110	Royal Bank of Scotland Group plc*	120,409
1,381	Sapporo Hokuyo Holdings, Inc.	4,879
7	Seven Bank, Ltd.	17,282
9,000	Shinsei Bank, Ltd.*	13,717
5,000	SHIZUOKA BANK, Ltd. (The)	52,538
12,500	Skandinaviska Enskilda Banken AB, Class A*	84,376
3,921	Societe Generale	315,926
17,166	Standard Chartered plc	423,186
7,596	Sumitomo Mitsui Financial Group, Inc.	262,999
13,000	Sumitomo Trust & Banking Co., Ltd. (The)	68,358
2,000	Suruga Bank, Ltd.	18,822
4,400	Svenska Handelsbanken AB, A Shares	112,490
3,600	Swedbank AB, A Shares	34,381
4,877	UBI Banca — Unione di Banche Italiane SCPA	74,988
119,778	UniCredit SpA*	469,382
11,000	United Overseas Bank, Ltd.	130,163
25,114	Westpac Banking Corp.	578,473
1,000	Wing Hang Bank, Ltd.	9,799
2,000	Yamaguchi Financial Group, Inc.	20,688

		12,566,127

Commercial Services & Supplies (0.8%)(a):
1,167	Adecco SA, Registered Shares	62,156
12,308	Brambles, Ltd.	87,301
366	Bureau Veritas SA	20,656
5,651	Capita Group plc	65,265
5,000	DAI NIPPON PRINTING Co., Ltd.	68,428
8,577	Experian plc	72,158
9,779	G4S plc	34,511
993	Randstad Holding NV*	42,986
1,900	SECOM Co., Ltd.	95,242
3,200	Securitas AB, B Shares	30,927
4,515	Serco Group plc	36,447
39	SGS SA, Registered Shares	52,550
152	Societe BIC SA	10,813
5,000	TOPPAN PRINTING Co., Ltd.	47,070

		726,510

Communications Equipment (0.9%)(a):
21,064	Alcatel-Lucent*	94,373
31,600	Nokia OYJ	462,508
26,000	Telefonaktiebolaget LM Ericsson, B Shares	260,916

		817,797

Computers & Peripherals (0.4%)(a):
16,000	Fujitsu, Ltd.	103,645
1,382	Logitech International SA, Registered Shares*	25,293
18,000	NEC Corp.	56,051
1,000	Seiko Epson Corp.	14,930
33,000	Toshiba Corp.*	171,672

		371,591

Construction & Engineering (0.9%)(a):
1,342	ACS, Actividades de Construccion y Servicios SA	70,031
4,465	Balfour Beatty plc	22,963
1,873	Bouygues SA	95,449
318	Eiffage SA	20,269
256	Fomento de Construcciones y Contratas SA	11,994
623	Grupo Ferrovial SA	29,863
385	Hochtief AG	29,270
2,000	JGC Corp.	40,540
6,000	Kajima Corp.	15,288
1,000	Kinden Corp.	8,340
325	Koninklijke Boskalis Westminster NV	11,120
1,184	Leighton Holdings, Ltd.	37,635
7,000	OBAYASHI Corp.	30,545
620	Sacyr Vallehermoso SA	11,766
6,000	SHIMIZU Corp.	23,455
3,800	Skanska AB, B Shares	55,735
10,000	TAISEI Corp.	19,707
3,684	Vinci SA	208,772

		742,742

Construction Materials (0.7%)(a):
5,644	Boral, Ltd.	30,187
6,185	Carlsberg A/S, Class B	171,406
1,547	CIMPOR-Cimentos de Portugal SGPS SA	12,789
6,274	Fletcher Building, Ltd.	37,720
2,198	Holcim, Ltd., Registered Shares*	151,252
203	Imerys SA	11,670
283	Italcementi SpA	4,362
3,113	James Hardie Industries NV*	21,449
1,789	Lafarge SA	159,917
10,000	Taiheiyo Cement Corp.*	13,307
354	Titan Cement Co. SA	12,272

		626,331

Consumer Finance (0.1%)(a):
410	ACOM Co., Ltd.	6,277
400	AEON CREDIT SERVICE Co., Ltd.	3,997
1,600	Credit Saison Co., Ltd.	18,711
840	ORIX Corp.	51,081
400	Promise Co., Ltd.	2,172

		82,238

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Containers & Packaging (0.1%)(a):
9,409	Amcor, Ltd.	$45,424
6,965	Rexam plc	29,051
1,500	TOYO SEIKAN KAISHA, Ltd.	28,726

		103,201

Distributors (0.1%)(a):
300	Canon Marketing Japan, Inc.	5,286
1,000	Jardine Cycle & Carriage, Ltd.	17,151
20,000	Li & Fung, Ltd.	80,168

		102,605

Diversified Consumer Services (0.0%)(a):
700	Benesse Corp.	34,221

Diversified Financial Services (1.2%)(a):
1,667	ASX, Ltd.	51,582
243	Compagnie Nationale a Portefeuille	13,221
6,638	Criteria Caixacorp SA	34,110
1,716	Deutsche Boerse AG	140,810
206	Eurazeo	13,488
391	EXOR SpA	7,243
18,990	Fortis*	89,141
663	Groupe Bruxelles Lambert SA	61,279
9,000	Hong Kong Exchanges & Clearing, Ltd.	161,663
16,561	ING Groep NV*	295,888
3,800	Investor AB, B Shares	69,486
849	London Stock Exchange Group plc	11,631
400	Mitsubishi UFJ Lease & Finance Co., Ltd.	11,986
173	Pargesa Holding SA	14,974
1,580	Pohjola Bank plc	18,050
8,000	Singapore Exchange, Ltd.	47,545

		1,042,097

Diversified REIT (0.0%)(a):
212	Fonciere des Regions SA	24,697

Diversified Telecommunication Services (4.0%)(a):
1,306	Belgacom SA	50,883
66,102	BT Group plc	137,480
21,798	Cable & Wireless plc	50,020
24,138	Deutsche Telekom AG	330,876
1,450	Elisa OYJ	29,774
15,540	France Telecom SA	415,633
2,202	Hellenic Telecommunications Organization SA	36,534
105	Iliad SA	11,848
15,152	Koninklijke KPN NV	251,426
4,373	Nippon Telegraph and Telephone Corp.	201,899
37,000	PCCW, Ltd.	9,627
5,504	Portugal Telecom SGPS SA, Registered Shares	58,362
69,000	Singapore Telecommunications, Ltd.	158,481
216	Swisscom AG, Registered Shares	77,390
2,900	Tele2 AB, B Shares	38,562
16,835	Telecom Corp. of New Zealand, Ltd.	32,333
88,497	Telecom Italia SpA	155,458
49,533	Telecom Italia SpA	60,919
35,897	Telefonica SA	990,745
2,969	Telekom Austria AG	53,574
7,100	Telenor ASA*	82,467
18,500	TeliaSonera AB	121,677
35,056	Telstra Corp., Ltd.	100,957

		3,456,925

Electric Utilities (3.6%)(a):
192	Acciona SA	26,105
77	BKW FMB Energie AG	6,684
3,000	Cheung Kong Infrastructure Holdings, Ltd.	10,710
5,600	Chubu Electric Power Co., Inc.	135,901
2,200	Chugoku Electric Power Co., Inc. (The)	48,374
18,500	CLP Holdings, Ltd.	125,403
1,231	Contact Energy, Ltd.	5,113
16,165	E.ON AG	688,718
15,288	EDP — Energias de Portugal SA	70,048
2,029	Electricite de France	120,579
55,278	Enel SpA	351,013
3,800	Fortum OYJ	97,546
1,800	Hokkaido Electric Power Co., Inc.	37,450
1,400	Hokuriku Electric Power Co.	35,608
13,000	Hongkong Electric Holdings, Ltd.	71,152
30,789	Iberdrola SA	302,575
6,500	Kansai Electric Power Co., Inc. (The)	157,095
3,500	Kyushu Electric Power Co., Inc.	79,216
594	Oesterreichische Elektrizitaetswirtschafts AG, Class A	30,082
1,191	Public Power Corp. SA*	26,612
1,046	Red Electrica Corporacion SA	53,546
7,811	Scottish & Southern Energy plc	146,433
1,500	Shikoku Electric Power Co., Inc.	45,768
5,842	SP AusNet	4,547
12,640	Terna — Rete Elettrica Nationale SpA	49,308
3,600	Tohoku Electric Power Co., Inc.	80,128
10,300	Tokyo Electric Power Co., Inc. (The)	270,177

		3,075,891

Electrical Equipment (1.5%)(a):
19,100	ABB, Ltd., Registered Shares	383,940
1,741	Alstom SA	127,310
3,000	FUJI ELECTTRIC HOLDINGS Co., Ltd.	5,498
6,000	Furukawa Electric Co., Ltd. (The)	24,198
1,741	Gamesa Corporacion Tecnologica SA	39,048
3,000	GS Yuasa Corp.	27,256
731	Legrand SA	20,362
16,000	Mitsubishi Electric Corp.*	120,197
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Electrical Equipment, continued
3,000	Panasonic Electric Works Co., Ltd.	$35,609
945	Prysmian SpA	17,761
3,431	Renewable Energy Corp. A/S*	30,384
2,020	Schneider Electric SA	204,902
891	Solarworld AG	21,883
6,900	Sumitomo Electric Industries, Ltd.	89,523
700	Ushio, Inc.	12,122
1,796	Vestas Wind Systems A/S*	130,482

		1,290,475

Electronic Equipment Instruments & Components (1.1%)(a):
2,800	Citizen Holdings Co., Ltd.	15,606
13,467	Foxconn International Holdings, Ltd.*	8,824
4,300	Fujifilm Holdings Corp.	127,898
200	HIROSE ELECTRIC Co., Ltd.	22,486
400	Hitachi High-Technologies Corp.	8,286
30,000	Hitachi, Ltd.*	91,743
3,400	HOYA Corp.	79,761
1,200	IBIDEN Co., Ltd.	44,242
300	Keyence Corp.	63,799
1,400	KYOCERA Corp.	128,739
200	MABUCHI MOTOR Co., Ltd.	10,132
900	Mitsumi Electric Co., Ltd.	19,329
1,800	Murata Manufacturing Co., Ltd.	84,863
900	Nidec Corp.	72,987
3,000	Nippon Electric Glass Co., Ltd.	27,157
1,800	Omron Corp.	33,824
2,000	Shimadzu Corp.	14,411
1,100	TDK Corp.	63,063
3,000	YASKAWA ELECTRIC Corp.	21,493
2,400	YOKOGAWA ELECTRIC Corp.	21,087

		959,730

Energy Equipment & Services (0.5%)(a):
2,780	AMEC plc	33,578
1,351	Compagnie Generale de Geophysique-Veritas*	31,616
650	Fugro NV	37,601
1,501	Petrofac, Ltd.	23,732
2,459	Saipem SpA	74,007
1,472	SBM Offshore NV	31,356
2,316	Seadrill, Ltd.*	48,316
961	Technip-Coflexip SA	61,509
4,003	Tenaris SA	71,307
1,277	WorleyParsons, Ltd.	33,404

		446,426

Food & Staples Retailing (2.3%)(a):
5,100	AEON Co., Ltd.	48,548
5,396	Carrefour SA	244,954
427	Casino Guichard-Perrachon SA	33,996
117	Colruyt SA	27,504
940	Delhaize Group	65,244
600	FamilyMart Co., Ltd.	19,306
9,339	J Sainsbury plc	48,670
2,326	Jeronimo Martins SGPS SA	20,376
500	Kesko OYJ, B Shares	16,789
10,278	Koninklijke Ahold NV	123,660
700	LAWSON, Inc.	32,542
5,386	Metcash, Ltd.	21,357
1,020	Metro AG	57,727
13,000	Olam International, Ltd.	22,881
6,300	Seven & I Holdings Co., Ltd.	150,195
67,437	Tesco plc	431,443
1,000	UNY Co., Ltd.	7,447
8,588	Wesfarmers, Ltd.	199,934
1,166	Wesfarmers, Ltd., Price Protected Shares	27,359
17,849	William Morrison Supermarkets plc	79,271
10,711	Woolworths, Ltd.	275,911

		1,955,114

Food Products (3.4%)(a):
6,000	Ajinomoto Co., Inc.	59,974
641	Aryzta AG*	26,037
2,752	Associated British Foods plc	37,268
11,965	Cadbury plc	153,525
56,909	Golden Agri-Resources, Ltd.*	17,222
8,192	Goodman Fielder, Ltd.	12,068
4,680	Groupe Danone	283,095
1,371	Kerry Group plc, Class A	39,219
1,000	KIKKOMAN Corp.	12,377
5	Lindt & Spruengli AG	12,155
1	Lindt & Spruengli AG, Registered Shares	27,816
470	MEIJI HOLDINGS Co., Ltd.*	19,994
31,450	Nestle SA, Registered Shares	1,342,038
2,000	Nippon Meat Packers, Inc.	25,587
1,500	Nisshin Seifun Group, Inc.	20,877
500	Nissin Foods Holdings Co., Ltd.	19,176
15,842	Parmalat SpA	43,891
376	Suedzucker AG	7,612
1,000	Toyo Suisan Kaisha, Ltd.	27,100
13,883	Unilever NV	400,723
10,956	Unilever plc	312,908
11,000	Wilmar International, Ltd.	49,054
700	YAKULT HONSHA Co., Ltd.	18,582
1,000	Yamazaki Baking Co., Ltd.	13,499

		2,981,797

Gas Utilities (0.5%)(a):
1,803	Enagas	37,705
1,991	Gas Natural SDG SA	44,028
34,000	Hong Kong & China Gas Co., Ltd.	85,802
18,000	Osaka Gas Co., Ltd.	63,138
14,099	Snam Rete Gas SpA	68,620
3,000	TOHO GAS Co., Ltd.	13,686
21,000	Tokyo Gas Co., Ltd.	87,147

		400,126

Health Care Equipment & Supplies (0.7%)(a):
69	bioMerieux SA	7,588
516	Cochlear, Ltd.	30,350
150	Coloplast A/S, Class B	12,595
1,832	Essilor International SA	104,428
154	Fresenius SE	7,559
639	Fresenius SE, Preferred Shares	37,304
2,000	Getinge AB, B Shares	33,662
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
1,062	Nobel Biocare Holding AG, Registered Shares	$35,213
2,000	Olympus Corp.	52,657
7,393	Smith & Nephew plc	66,214
375	Sonova Holding AG, Registered Shares	37,870
52	Straumann Holding AG, Registered Shares	13,517
488	Synthes, Inc.	58,878
1,500	Terumo Corp.	82,165
125	William Demant Holding A/S*	9,314

		589,314

Health Care Providers & Services (0.2%)(a):
200	Alfresa Holdings Corp.	8,142
610	Celesio AG	16,857
1,767	Fresenius Medical Care AG & Co. KGaA	88,144
1,000	Mediceo Paltac Holdings Co., Ltd.	14,030
2,696	Sonic Healthcare, Ltd.	33,635
500	Suzuken Co., Ltd.	17,236

		178,044

Hotels, Restaurants & Leisure (0.8%)(a):
1,231	Accor SA	68,566
2,431	Aristocrat Leisure, Ltd.	11,195
1,269	Autogrill SpA*	15,357
1,559	Carnival plc	53,158
15,766	Compass Group plc	96,426
3,509	Crown, Ltd.	27,525
33,633	Genting Singapore plc*	26,512
2,411	InterContinental Hotels Group plc	31,259
3,717	Ladbrokes plc	11,145
559	Lottomatica SpA	12,529
629	McDonald’s Holdings Co., Ltd.	12,575
1,839	OPAP SA	47,550
500	ORIENTAL LAND Co., Ltd.	35,182
10,000	Shangri-La Asia, Ltd.	18,840
2,793	Sky City Entertainment Group, Ltd.	6,552
822	Sodexo	49,406
5,945	TABCORP HOLDINGS, Ltd.	37,429
8,533	Tatts Group, Ltd.	19,079
4,019	Thomas Cook Group plc	14,936
1,459	TUI AG*	15,127
4,295	Tui Travel plc	17,484
1,643	Whitbread plc	31,924

		659,756

Household Durables (0.9%)(a):
1,064	Berkeley Group Holdings plc (The)*	15,083
2,200	CASIO COMPUTER Co., Ltd.	17,953
1,797	Electrolux AB, Series B*	41,233
3,016	Husqvarna AB, B Shares*	20,981
1,000	Makita Corp.	31,471
17,000	Panasonic Corp.	248,776
300	Rinnai Corp.	14,111
13,000	Sanyo Electric Co., Ltd.*	30,553
3,000	Sekisui Chemical Co., Ltd.	17,318
4,000	Sekisui House, Ltd.	35,832
8,000	Sharp Corp.	88,255
8,400	Sony Corp.	245,735

		807,301

Household Products (0.6%)(a):
1,457	Henkel AG & Co. KGaA Vorzug	62,844
1,000	Henkel AG & Co. KGaA	36,245
5,000	Kao Corp.	123,281
5,160	Reckitt Benckiser Group plc	252,137
400	UNICHARM Corp.	37,940

		512,447

Independent Power Producers & Energy Traders (0.2%)(a):
3,763	Drax Group plc	28,351
1,525	EDP Renovaveis SA*	16,770
1,300	Electric Power Development Co., Ltd.	41,164
6,594	Iberdrola Renovables SA	32,470
12,987	International Power plc	60,051

		178,806

Industrial Conglomerates (1.5%)(a):
8,940	CSR, Ltd.	14,757
7,000	Fraser and Neave, Ltd.	19,593
9,000	Hankyu Hanshin Holdings, Inc.	43,154
19,000	Hutchison Whampoa, Ltd.	136,350
12,000	Keppel Corp., Ltd.	68,575
8,271	Koninklijke Philips Electronics NV	201,592
6,000	NWS Holdings, Ltd.	11,586
6,663	Orkla ASA	62,962
7,000	SembCorp Industries, Ltd.	16,728
7,012	Siemens AG, Registered Shares	654,642
3,420	Smiths Group plc	48,591
8,339	Tomkins plc	25,164

		1,303,694

Insurance (4.5%)(a):
1,440	Admiral Group plc	26,649
13,004	AEGON NV*	110,776
3,000	Aioi Insurance Co., Ltd.	15,200
3,117	Alleanza Assicurazioni SpA	28,131
3,817	Allianz SE, Registered Shares	480,960
16,625	AMP, Ltd.	95,167
9,202	Assicurazioni Generali SpA	252,337
23,167	Aviva plc	166,053
9,185	AXA Asia Pacific Holdings, Ltd.	35,214
13,270	AXA SA	359,034
443	Baloise Holding AG, Registered Shares	42,401
285	CNP Assurances	29,045
761	Fondairia — Sai SpA	16,029
16,588	Friends Provident Group plc	22,059
644	Hannover Rueckversicherung AG, Registered Shares*	29,551
16,192	Insurance Australia Group, Ltd.	53,826
50,501	Legal & General Group plc	70,900
4,959	Mapfre SA	22,190
967	Mediolanum SpA	6,740
3,500	Mitsui Sumitomo Insurance Group Holdings, Inc.	96,404
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Insurance, continued
1,763	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	$281,952
6,000	Nipponkoa Insurance Co., Ltd.	37,305
1,000	Nissay Dowa General Insurance Co., Ltd.	5,082
48,418	Old Mutual plc	77,508
21,541	Prudential plc	207,263
8,614	QBE Insurance Group, Ltd.	182,166
30,941	RSA Insurance Group plc	66,223
3,800	Sampo OYJ, A Shares	95,741
1,632	SCOR SE	44,623
8,000	Sompo Japan Insurance, Inc.	53,369
6	Sony Financial Holdings, Inc.	17,177
17,531	Standard Life plc	61,426
11,491	Suncorp-Metway, Ltd.	89,573
245	Swiss Life Holding AG, Registered Shares	29,063
3,068	Swiss RE, Registered Shares	138,691
1,950	T&D Holdings, Inc.	52,307
6,300	Tokio Marine Holdings, Inc.	182,137
150	Topdanmark A/S*	22,693
152	TrygVesta A/S	11,647
3,012	Unipol Gruppo Finanziario SpA*	4,574
258	Vienna Insurance Group	14,740
1,258	Zurich Financial Services AG	299,893

		3,933,819

Internet & Catalog Retail (0.1%)(a):
2	DeNA Co., Ltd.	5,502
8,678	Home Retail Group plc	37,776
69	Rakuten, Inc.	45,875

		89,153

Internet Software & Services (0.1%)(a):
828	United Internet AG, Registered Shares*	12,506
137	Yahoo! Japan Corp.	46,291

		58,797

IT Services (0.3%)(a):
470	Atos Origin SA*	23,758
1,366	Cap Gemini SA	71,626
4,005	Computershare, Ltd.	39,295
1,091	Indra Sistemas SA	27,207
100	ITOCHU Techno-Solutions Corp.	3,071
900	Nomura Research Institute, Ltd.	21,398
10	NTT Data Corp.	31,916
40	Obic Co., Ltd.	6,780
100	OTSUKA Corp.	5,948

		230,999

Leisure Equipment & Products (0.2%)(a):
1,800	Namco Bandai Holdings, Inc.	18,398
3,000	Nikon Corp.	54,531
500	Sankyo Co., Ltd.	31,220
1,800	Sega Sammy Holdings, Inc.	23,430
500	SHIMANO, Inc.	21,496
1,100	YAMAHA Corp.	12,959

		162,034

Life Sciences Tools & Services (0.1%)(a):
443	Lonza Group AG, Registered Shares	48,307
2,124	QIAGEN NV*	45,086

		93,393

Machinery (2.0%)(a):
3,350	Alfa Laval AB	39,387
4,000	AMADA Co., Ltd.	26,720
2,902	Atlas Copco AB, B Shares	33,190
5,853	Atlas Copco AB, A Shares	75,618
12,000	Cosco Corp., Ltd.	10,127
1,600	Fanuc, Ltd.	142,975
1,318	GEA Group AG	27,652
1,000	Hino Motors, Ltd.	3,774
1,000	Hitachi Construction Machinery Co., Ltd.	21,289
11,000	IHI Corp.*	22,135
5,755	Invensys plc	26,846
3,000	JAPAN STEEL WORKS, Ltd. (The)	34,250
1,400	JTEKT Corp.	16,174
14,000	Kawasaki Heavy Industries, Ltd.	35,285
7,800	Komatsu, Ltd.	144,865
1,260	Kone OYJ, B Shares	46,376
10,000	Kubota Corp.	82,835
1,100	Kurita Water Industries, Ltd.	39,344
923	MAN AG	77,060
1,200	Metso Corp. OYJ	33,860
2,000	MINEBEA Co., Ltd.	9,117
27,000	Mitsubishi Heavy Industries, Ltd.	101,580
5,000	Mitsui Engineering & Shipbuilding Co., Ltd.	12,875
2,000	NGK INSULATORS, Ltd.	46,050
4,000	NSK, Ltd.	24,644
2,000	NTN Corp.	8,245
9,096	Sandvik AB	100,701
2,418	Scania AB, B Shares	30,069
367	Schindler Holding AG	25,213
164	Schindler Holding AG, Registered Shares	11,562
9,000	SembCorp Marine, Ltd.	20,147
3,648	SKF AB, B Shares	57,391
500	SMC Corp.	61,171
5,000	SUMITOMO HEAVY INDUSTRIES, Ltd.	24,146
800	THK Co., Ltd.	15,540
474	Vallourec SA	80,385
3,307	Volvo AB, A Shares	29,682
8,939	Volvo AB, B Shares	82,925
800	Wartsila Corp. OYJ	32,118
1,051	Zardoya Otis SA	22,815

		1,736,138

Marine (0.3%)(a):
9	A.P. Moller — Maersk A/S, Class B	62,295
4	A.P. Moller — Maersk A/S, Class A	26,906
6,000	Kawasaki Kisen Kaisha, Ltd.*	22,125
428	Kuehne + Nagel International AG, Registered Shares	37,271
9,000	Mitsui O.S.K. Lines, Ltd.	53,001
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Marine, continued
11,500	Neptune Orient Lines, Ltd.	$14,438
10,000	Nippon Yusen Kabushiki Kaisha	38,504
2,000	Orient Overseas International, Ltd.	10,164

		264,704

Media (1.4%)(a):
9,360	British Sky Broadcasting Group plc	85,562
1,539	DENTSU, Inc.	35,579
715	Eutelsat Communications	21,772
17,382	Fairfax Media, Ltd.	26,331
5	FUJI MEDIA HOLDINGS, Inc.	8,148
1,219	Gestevision Telecinco SA	15,393
130	Hakuhodo DY Holdings, Inc.	7,044
348	JC Decaux SA*	7,545
16	Jupiter Telecommunications Co., Ltd.	15,484
1,139	Lagardere S.C.A.	53,142
450	M6 Metropole Television	11,842
6,347	Mediaset SpA	44,500
677	PagesJaunes Groupe SA	8,783
7,166	Pearson plc	88,284
1,151	Publicis Groupe	46,236
5,796	Reed Elsevier NV	65,455
10,358	Reed Elsevier plc	77,562
450	Sanoma OYJ	9,947
2,329	SES	52,858
12,000	Singapore Press Holdings, Ltd.	32,716
902	Societe Television Francaise 1	15,876
2,000	Television Broadcasts, Ltd.	8,613
1,200	TOHO Co., Ltd.	20,347
100	TOKYO BROADCASTING SYSTEM HOLDINGS, Inc.	1,693
9,867	Vivendi	305,942
2,705	Wolters Kluwer NV	57,883
10,693	WPP plc	91,897

		1,216,434

Metals & Mining (5.2%)(a):
1,331	Acerinox SA	28,658
18,482	Alumina, Ltd.*	29,377
11,236	Anglo American plc*	357,622
3,332	Antofagasta plc	40,402
7,307	ArcelorMittal	272,674
18,838	BHP Billiton plc	517,625
28,510	BHP Billiton, Ltd.	941,911
16,949	BlueScope Steel, Ltd.	43,406
2,000	Daido Steel Co., Ltd.	7,218
3,000	Dowa Holdings Co., Ltd.	18,066
616	Energy Resources of Australia, Ltd.	13,628
36	Eramet	12,476
2,280	Eurasian Natural Resource Corp.	31,908
11,546	Fortescue Metals Group, Ltd.*	38,681
1,407	Fresnillo plc	17,347
1,000	Hitachi Metals, Ltd.	10,144
4,300	JFE Holdings, Inc.	146,161
1,827	Kazakhmys plc	31,468
22,000	Kobe Steel, Ltd.	38,229
1,286	Lonmin plc*	34,519
200	Maruichi Steel Tube, Ltd.	3,981
10,000	MITSUBISHI MATERIALS Corp.*	27,436
6,000	Mitsui Mining & Smelting Co., Ltd.*	15,314
4,241	Newcrest Mining, Ltd.	119,206
45,000	Nippon Steel Corp.	163,067
5,000	Nisshin Steel Co., Ltd.	8,867
5,075	Norsk Hydro ASA*	33,924
10,813	OneSteel, Ltd.	28,715
100	OSAKA Titanium Technologies Co., Ltd.	2,837
1,200	Outokumpu OYJ	22,546
23,495	OZ Minerals, Ltd.*	23,459
723	Randgold Resources, Ltd.	50,519
800	Rautaruukki OYJ	19,179
11,682	Rio Tinto plc	501,211
3,781	Rio Tinto, Ltd.	196,641
374	Salzgitter AG	36,435
1,114	Sims Metal Management, Ltd.	22,244
1,801	SSAB AB, A Shares	27,862
420	SSAB AB, Series B	5,927
4,000	Sumitomo Metal & Mining Co., Ltd.	65,143
29,000	Sumitomo Metal Industries, Ltd.	70,751
2,793	ThyssenKrupp AG	96,680
1,200	TOKYO STEEL MANUFACTURING Co., Ltd.	14,611
1,238	Vedanta Resources plc	37,740
1,125	Voestalpine AG	40,286
16,174	Xstrata plc*	238,160
200	YAMATO KOGYO Co., Ltd.	5,593

		4,509,854

Multi-Utilities (1.7%)(a):
7,771	A2A SpA	15,294
491	ACEA SpA	6,432
4,223	AGL Energy, Ltd.	50,884
43,451	Centrica plc	174,800
10,377	GDF Suez	463,909
20,763	National Grid plc	200,926
3,627	RWE AG	338,374
283	RWE AG, Preferred Shares	23,284
2,156	Suez Environnement SA	49,433
6,540	United Utilities Group plc	47,746
3,256	Veolia Environnement	125,064

		1,496,146

Multiline Retail (0.4%)(a):
5,486	Harvey Norman Holdings, Ltd.	20,714
2,900	Isetan Mitsukoshi Holdings, Ltd.	33,101
5,000	J. FRONT RETAILING Co., Ltd.	29,959
2,866	Lifestyle International Holdings, Ltd.	4,350
13,470	Marks & Spencer plc	78,053
1,600	MARUI GROUP Co., Ltd.	11,416
1,682	Next plc	48,326
694	Pinault Printemps Redoute	89,064
3,000	Takashimaya Co., Ltd.	23,846

		338,829

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Office Electronics (0.6%)(a):
1,600	BROTHER INDUSTRIES, Ltd.	$19,179
9,200	Canon, Inc.	368,096
4,000	KONICA MINOLTA HOLDINGS, Inc.	37,701
329	Neopost SA	29,535
5,000	Ricoh Co., Ltd.	72,117

		526,628

Oil, Gas & Consumable Fuels (7.4%)(a):
5,077	Arrow Energy, Ltd.*	19,084
28,677	BG Group plc	498,999
159,931	BP plc	1,416,286
1,272	Cairn Energy plc*	56,721
1,406	Caltex Australia, Ltd.*	14,962
4,000	Cosmo Oil Co., Ltd.	11,054
22,003	Eni SpA	550,835
1,177	Galp Energia SGPS SA, B Shares	20,348
683	Hellenic Petroleum SA	7,765
200	Idemitsu Kosan Co., Ltd.	16,387
7	INPEX Corp.	59,369
200	Japan Petroleum Exploration Co., Ltd.	10,141
1,800	Lundin Petroleum AB*	14,621
21,110	Mongolia Energy Corp., Ltd.*	7,474
900	Neste Oil OYJ	16,645
8,500	Nippon Mining Holdings, Inc.	41,420
11,000	NIPPON OIL Corp.	61,311
1,240	OMV AG	49,992
7,263	Origin Energy, Ltd.	104,058
4,942	Paladin Energy, Ltd.*	19,459
6,045	Repsol YPF SA	164,683
23,009	Royal Dutch Shell plc, B Shares	639,142
30,265	Royal Dutch Shell plc, A Shares	862,085
7,312	Santos, Ltd.	97,498
1,771	Saras SpA	6,845
2,100	SHOWA SHELL SEKIYU K.K.	22,870
9,700	StatoilHydro ASA	218,084
2,000	TonenGeneral Sekiyu K.K.	19,480
18,195	Total SA	1,083,071
6,841	Tullow Oil plc	123,562
4,369	Woodside Petroleum, Ltd.	199,918

		6,434,169

Paper & Forest Products (0.3%)(a):
300	Holmen AB, B Shares	8,273
903	Nippon Paper Group, Inc.	26,023
7,000	Oji Paper Co., Ltd.	31,517
5,100	Stora Enso OYJ, R Shares	35,620
4,600	Svenska Cellulosa AB, B Shares	62,482
4,900	UPM-Kymmene OYJ	58,727

		222,642

Personal Products (0.4%)(a):
694	Beiersdorf AG	40,749
2,076	L’Oreal SA	207,492
3,000	Shiseido Co., Ltd.	52,260

		300,501

Pharmaceuticals (6.8%)(a):
3,900	Astellas Pharma, Inc.	160,285
12,357	AstraZeneca plc	553,960
6,499	Bayer AG	452,261
1,900	Chugai Pharmaceutical Co., Ltd.	39,250
5,500	Daiichi Sankyo Co., Ltd.	113,483
1,000	Dainippon Sumitomo Pharma Co., Ltd.	10,856
2,300	Eisai Co., Ltd.	86,215
4,140	Elan Corp. plc*	29,620
44,281	GlaxoSmithKline plc	871,230
600	H. Lundbeck A/S	12,501
600	HISAMITSU PHARMACEUTICAL Co., Inc.	24,257
119	Ipsen SA	6,532
2,000	Kyowa Hakko Kogyo Co., Ltd.	25,230
612	Merck KGaA	60,870
2,000	Mitsubishi Tanabe Pharma Corp.	26,610
18,215	Novartis AG, Registered Shares	914,667
3,975	Novo Nordisk A/S, B Shares	249,698
700	ONO PHARMACEUTICAL Co., Ltd.	36,300
488	Orion OYJ, Class B	9,025
6,114	Roche Holding AG	990,003
9,044	Sanofi-Aventis	663,909
700	SANTEN PHARMACEUTICAL Co., Ltd.	25,729
3,000	Shionogi & Co., Ltd.	70,864
5,087	Shire plc	88,345
1,000	Taisho Pharmacuetical Co., Ltd.	20,214
6,300	Takeda Pharmacuetical Co., Ltd.	262,478
600	Tsumura & Co.	21,604
798	UCB SA	33,841

		5,859,837

Real Estate Investment Trusts (REITs) (1.3%)(a):
8,000	Ascendas Real Estate Investment Trust	10,887
7,272	British Land Co. plc	55,257
21,000	CapitaMall Trust	27,414
11,622	CFS Retail Property Trust	20,533
426	Corio NV	29,388
37,166	Dexus Property Group	27,601
130	Gecina SA	15,524
44,053	Goodman Group	25,657
74,028	GPT Group	44,547
5,667	Hammerson plc	35,761
136	ICADE	14,571
4	Japan Prime Realty Investment Corp.	9,696
4	Japan Real Estate Investment Corp.	32,639
2	Japan Retail Fund Investment Corp.	10,855
682	Klepierre	27,055
6,937	Land Securities Group plc	69,316
3,222	Liberty International plc	24,723
21,000	Link REIT (The)	46,203
24,268	Mirvac Group	35,804
5	Nippon Building Fund, Inc.	44,534
2	Nomura Real Estate Office Fund, Inc.	13,269
5,917	Segro plc	34,785
21,072	Stockland	75,479
731	Unibail-Rodamco	152,045
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
17,357	Westfield Group	$211,297

		1,094,840

Real Estate Management & Development (1.6%)(a):
500	AEON Mall Co., Ltd.	10,315
74,028	BGP Holdings plc*	0
22,000	Capitaland, Ltd.	57,611
12,000	Cheung Kong Holdings, Ltd.	151,104
4,000	Chinese Estates Holdings, Ltd.	6,752
5,000	City Developments, Ltd.	36,311
700	Daito Trust Construction Co., Ltd.	30,474
4,000	DAIWA HOUSE INDUSTRY Co., Ltd.	41,926
6,000	Hang Lung Group, Ltd.	29,857
17,000	Hang Lung Properties, Ltd.	62,104
10,000	Henderson Land Development Co., Ltd.	65,535
6,000	Hopewell Holdings, Ltd.	18,756
4,000	Hysan Development Co., Ltd.	9,954
7,000	Kerry Properties, Ltd.	37,194
3,134	Lend Lease Corp., Ltd.	29,170
700	Leopalace21 Corp.	5,584
10,000	Mitsubishi Estate Co., Ltd.	156,336
7,000	Mitsui Fudosan Co., Ltd.	117,350
24,000	New World Development Co., Ltd.	51,272
1,000	Nomura Real Estate Holdings, Inc.	16,212
6	NTT Urban Development Corp.	5,476
16,000	Sino Land Co., Ltd.	28,473
3,000	Sumitomo Realty & Development Co., Ltd.	54,349
13,000	Sun Hung Kai Properties, Ltd.	190,545
6,500	Swire Pacific, Ltd., Class A	76,111
2,000	Tokyo Tatemono Co., Ltd.	9,685
5,000	Tokyu Land Corp.	19,875
3,000	UOL Group, Ltd.	7,278
13,000	Wharf Holdings, Ltd. (The)	68,587
6,000	Wheelock & Co., Ltd.	19,572

		1,413,768

Road & Rail (0.9%)(a):
14	Central Japan Railway Co.	100,482
13,000	ComfortDelGro Corp., Ltd.	14,788
1,987	DSV A/S*	35,632
2,821	East Japan Railway Co.	202,618
4,395	FirstGroup plc	29,103
3,000	Keihin Electric Express Railway Co., Ltd.	25,455
4,000	Keio Corp.	27,202
2,000	Keisei Electric Railway Co., Ltd.	13,236
14,000	Kintetsu Corp.	54,156
11,500	MTR Corp., Ltd.	39,667
8,000	Nippon Express Co., Ltd.	32,324
5,000	Odakyu Electric Railway Co., Ltd.	45,020
7,000	TOBU RAILWAY Co., Ltd.	42,768
9,000	TOKYU Corp.	43,024
16	West Japan Railway Co.	60,556

		766,031

Semiconductors & Semiconductor Equipment (0.5%)(a):
1,500	ADVANTEST Corp.	40,978
1,000	ASM Pacific Technology, Ltd.	7,049
3,722	ASML Holding NV	109,747
800	Elpida Memory, Inc.*	10,343
9,193	Infineon Technologies AG*	52,350
900	ROHM Co., Ltd.	62,611
800	SHINKO ELECTRIC INDUSTRIES Co., Ltd.	14,081
6,457	STMicroelectronics NV	61,020
1,100	SUMCO Corp.	24,821
1,400	Tokyo Electron, Ltd.	88,507

		471,507

Software (0.9%)(a):
1,784	Autonomy Corp. plc*	46,543
483	Dassault Systemes SA	26,964
600	Konami Corp.	12,161
800	Nintendo Co., Ltd.	204,592
200	ORACLE Corp.	8,881
11,676	Sage Group plc (The)	43,574
7,412	SAP AG	364,057
700	Square Enix Holdings Co., Ltd.	18,959
1,000	Trend Micro, Inc.	37,172

		762,903

Specialty Retail (0.8%)(a):
300	ABC-MART, Inc.	9,310
1,645	Carphone Warehouse Group plc (The)	5,029
9,400	Esprit Holdings, Ltd.	63,042
400	Fast Retailing Co., Ltd.	50,443
4,375	Hennes & Mauritz AB, B Shares	245,925
100	HIKARI TSUSHIN, Inc.	2,178
1,983	Industria de Diseno Textil SA	113,877
20,150	Kingfisher plc	68,589
400	Nitori Co., Ltd.	34,016
200	SHIMAMURA Co., Ltd.	19,664
120	USS Co., Ltd.	7,104
790	Yamada Denki Co., Ltd.	53,589

		672,766

Textiles, Apparel & Luxury Goods (0.9%)(a):
1,784	Adidas AG	94,851
1,000	ASICS Corp.	9,236
1,212	Billabong International, Ltd.	12,766
4,435	Burberry Group plc	35,712
510	Christian Dior SA	50,438
4,519	Compagnie Financiere Richemont SA, Class A	127,995
448	Hermes International	66,153
913	Luxottica Group SpA*	23,672
2,137	LVMH Moet Hennessy Louis Vuitton SA	215,193
1,000	Nisshinbo Holdings, Inc.	10,557
1,000	ONWARD HOLDINGS Co., Ltd.	7,407
36	Puma AG	11,940
290	Swatch Group AG (The)	68,472
271	Swatch Group AG (The), Registered Shares	12,344
5,500	Yue Yuen Industrial Holdings, Ltd.	15,169

		761,905

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Tobacco (1.1%)(a):
17,041	British American Tobacco plc	$535,483
8,676	Imperial Tobacco Group plc	250,650
37	Japan Tobacco, Inc.	126,017
2,400	Swedish Match AB, Class B	48,334

		960,484

Trading Companies & Distributors (1.0%)(a):
3,048	Bunzl plc	30,911
14,000	Itochu Corp.	91,844
15,000	Marubeni Corp.	75,175
11,300	Mitsubishi Corp.	226,981
14,000	Mitsui & Co., Ltd.	182,235
14,000	Noble Group, Ltd.	24,122
12,600	Sojitz Corp.	23,752
10,100	Sumitomo Corp.	103,204
1,600	TOYOTA TSUSHO Corp.	23,988
2,661	Wolseley plc*	64,223

		846,435

Transportation Infrastructure (0.4%)(a):
2,293	Abertis Infraestructuras SA	52,074
211	Aeroports de Paris	19,004
25,000	Asciano Group*	36,247
2,315	Atlantia SpA	56,160
4,093	Auckland International Airport, Ltd.	5,486
1,845	Brisa Auto-Estradas de Portugal SA	18,189
1,291	Cintra Concesiones de Infraestructuras de Transporte SA	15,035
244	Fraport AG	13,012
138	Hamburger Hafen und Logistik AG	6,235
400	Hong Kong Aircraft Engineering Co., Ltd.	4,774
3,000	Kamigumi Co., Ltd.	24,336
4,009	Macquarie Airports	10,001
19,513	Macquarie Infrastructure Group	25,299
1,000	Mitsubishi Logistics Corp.	12,039
127	Societe des Autoroutes Paris-Rhin-Rhone	9,683
8,697	Transurban Group	31,378

		338,952

Water Utilities (0.0%)(a):
1,804	Severn Trent plc	27,980

Wireless Telecommunication Services (1.8%)(a):
24	KDDI Corp.	135,023
627	Millicom International Cellular SA, SDR*	45,897
345	Mobistar SA	23,894
133	NTT DoCoMo, Inc.	211,972
6,600	SOFTBANK Corp.	144,116
6,039	StarHub, Ltd.	9,291
448,009	Vodafone Group plc	1,005,365

		1,575,558

Total Common Stocks (Cost $65,844,112)		84,576,012

Rights (0.0%)(a):
Commercial Banks (0.0%):
7,185	BNP Paribas*	15,559

Total Rights (Cost $—)		15,559

Warrants (0.0%)(a):
5,087	UBI Banca SCPA*	606

Total Warrants (Cost $—)		606

Exchange Traded Funds (0.4%)(a):
5,535	iShares MSCI EAFE Index Fund	302,765

Total Exchange Traded Funds (Cost $256,009)		302,765

Investment Company (1.2%)(a):
1,071,471	Dreyfus Treasury Prime Cash Management, 0.00%(b)	1,071,471

Total Investment Company (Cost $1,071,471)		1,071,471

Total Investment Securities (Cost $67,171,592)(c)—99.1%		85,966,413

Net other assets (liabilities) — 0.9%		803,335

Net Assets — 100.0%		$86,769,748

Percentages indicated are based on net assets as of September 30, 2009.

PLC	Public Liability Company

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	Investment securities are segregated as collateral. The fair value of these securities is $85,966,413.

(b)	The rate presented represents the effective yield at September 30, 2009.

(c)	Cost for federal income tax purposes is $67,195,631. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$19,078,775
Unrealized depreciation	(307,993)

Net unrealized appreciation	$18,770,782

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2009:

Country	Percentage
Japan	21.1%
United Kingdom	20.2%
France	10.2%
Australia	8.0%
Germany	8.0%
Switzerland	7.6%
Spain	4.7%
Italy	3.6%
Netherlands	3.1%
Sweden	2.4%
Hong Kong	2.3%
United States	1.7%
Singapore	1.3%
Finland	1.2%
Belgium	1.0%
Denmark	0.9%
Greece	0.6%
Norway	0.6%
Ireland	0.4%
Austria	0.3%
Portugal	0.3%
Luxembourg	0.2%
Bermuda	0.1%
Jersey	0.1%
New Zealand	0.1%
Cayman Islands	0.0%
Cyprus	0.0%
JPY	0.0%
Kazakstan	0.0%

Total	100.0%

As of September 30, 2009 the Fund’s open foreign currency exchange contracts were as follows:

				Unrealized
		Contract		Appreciation/
Long Contracts	Delivery Date	Amount	Fair Value	(Depreciation)
Receive 18,000 Australia Dollars in exchange for U.S. Dollars	10/1/09	$15,689	$15,876	$187
Receive 11,000 Australia Dollars in exchange for U.S. Dollars	10/2/09	9,706	9,702	(4)
Receive 151,000 Australia Dollars in exchange for U.S. Dollars	11/12/09	125,413	132,700	7,287
Receive 250,000 British Sterling Pounds in exchange for U.S. Dollars	11/12/09	405,725	399,408	(6,317)
Receive 24,000 Danish Krone in exchange for U.S. Dollars	10/1/09	4,697	4,718	21
Receive 530,000 European Euros in exchange for U.S. Dollars	11/12/09	766,889	775,462	8,573
Receive 50,953,000 Japanese Yen in exchange for U.S. Dollars	11/12/09	545,851	567,887	22,036
Receive 25,000 Norwegian Krone in exchange for U.S. Dollars	10/1/09	4,273	4,330	57
Receive 83,000 Swedish Krona in exchange for U.S. Dollars	10/1/09	11,826	11,909	83
Receive 16,000 Swiss Franc in exchange for U.S. Dollars	10/1/09	15,429	15,444	15
Receive 9,000 Swiss Franc in exchange for U.S. Dollars	10/2/09	8,682	8,687	5

				$31,943

				Unrealized
		Contract		Appreciation/
Short Contracts	Delivery Date	Amount	Fair Value	(Depreciation)
Deliver 151,000 Australia Dollars in exchange for U.S. Dollars	11/12/09	$127,934	$132,700	$(4,766)
Deliver 100,000 British Sterling Pounds in exchange for U.S. Dollars	11/12/09	165,536	159,763	5,773
Deliver 290,000 European Euros in exchange for U.S. Dollars	11/12/09	421,948	424,309	(2,361)
Deliver 30,104,000 Japanese Yen in exchange for U.S. Dollars	11/12/09	328,806	335,520	(6,714)

				$(8,068)

Futures Contracts
Securities and Cash with an aggregate fair value of $86,118,413 have been segregated with the custodian to cover margin requirements for the following open contracts as of September 30, 2009:

			Number	Unrealized
		Expiration	of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)
SPI 200 Index December Futures	Long	12/09	1	$3,624
DJ Euro Stoxx 50 Index December Futures	Long	12/09	5	1,756
FTSE 100 Index December Futures	Long	12/09	2	132
Tokyo Price Index December Futures	Long	12/09	2	(5,171)
OMX Stockholm 30 Index October Futures	Long	10/09	2	(605)
MSCI EAFE Index E-Mini December Futures	Long	12/09	14	(4,629)

				$(4,893)

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.7%):
Beverages (2.3%):
127,900	PepsiCo, Inc.	$7,502,614

Biotechnology (3.6%):
114,900	Celgene Corp.*	6,422,910
117,500	Gilead Sciences, Inc.*	5,473,150

		11,896,060

Capital Markets (4.8%):
87,000	Goldman Sachs Group, Inc.	16,038,450

Chemicals (2.4%):
304,500	Dow Chemical Co. (The)	7,938,315

Commercial Services & Supplies (2.6%):
285,100	Waste Management, Inc.	8,501,682

Communications Equipment (4.3%):
247,600	Cisco Systems, Inc.*	5,828,504
190,300	QUALCOMM, Inc.	8,559,694

		14,388,198

Computers & Peripherals (5.1%):
59,017	Apple, Inc.*	10,939,981
221,900	NetApp, Inc.*	5,920,292

		16,860,273

Consumer Finance (4.7%):
899,500	SLM Corp.*	7,843,640
113,300	Visa, Inc., Class A	7,830,163

		15,673,803

Diversified Consumer Services (4.9%):
299,500	Career Education Corp.*	7,301,810
487,100	H&R Block, Inc.	8,952,898

		16,254,708

Energy Equipment & Services (2.3%):
373,600	Weatherford International, Ltd.*	7,744,728

Food & Staples Retailing (2.5%):
405,300	Kroger Co. (The)	8,365,392

Food Products (4.1%):
125,808	Cadbury PLC, ADR	6,442,628
333,600	ConAgra Foods, Inc.	7,232,448

		13,675,076

Health Care Equipment & Supplies (4.6%):
53,100	Alcon, Inc.	7,363,377
137,200	Baxter International, Inc.	7,821,772

		15,185,149

Health Care Providers & Services (4.1%):
155,900	Medco Health Solutions, Inc.*	8,622,829
102,600	WellPoint, Inc.*	4,859,136

		13,481,965

Internet & Catalog Retail (3.1%):
109,000	Amazon.com, Inc.*	10,176,240

Internet Software & Services (8.2%):
26,300	Baidu, Inc., ADR*	10,284,615
20,200	Google, Inc., Class A*	10,016,170
338,100	IAC/InterActive Corp.*	6,826,239

		27,127,024

Metals & Mining (4.7%):
754,400	Century Aluminum Co.*	7,053,640
124,900	Freeport-McMoRan Copper & Gold, Inc., Class B	8,569,389

		15,623,029

Multi-Utilities (2.5%):
170,000	Sempra Energy	8,467,700

Oil, Gas & Consumable Fuels (14.5%):
140,900	Canadian Natural Resources, Ltd.	9,467,071
119,300	Occidental Petroleum Corp.	9,353,120
195,500	Petroleo Brasileiro SA, ADR	8,973,450
179,900	Southwestern Energy Co.*	7,678,132
147,100	Suncor Energy, Inc.	5,083,776
430,200	Williams Cos., Inc. (The)	7,687,674

		48,243,223

Pharmaceuticals (4.2%):
192,000	Sanofi-Aventis ADR	7,094,400
133,300	Teva Pharmaceutical Industries, Ltd., ADR	6,739,648

		13,834,048

Software (5.1%):
273,800	Adobe Systems, Inc.*	9,046,352
362,600	CA, Inc.	7,973,574

		17,019,926

Wireless Telecommunication Services (3.1%):
342,900	NII Holdings, Inc.*	10,280,142

Total Common Stocks (Cost $249,222,004)		324,277,745

Investment Company (3.2%):
10,733,945	Dreyfus Treasury Prime Cash Management, 0.00%(a)	10,733,945

Total Investment Company (Cost $10,733,945)		10,733,945

Total Investments Securities (Cost $259,955,949)(b)—100.9%		335,011,690

Net other assets (liabilities) — (0.9)%		(2,909,470)

Net Assets — 100.0%		$332,102,220

Percentages indicated are based on net assets as of September 30, 2009.

*	Non-income producing security.

ADR	American Depository Receipt

PLC	Public Liability Company

(a)	The rate presented represents the effective yield at September 30, 2009.

(b)	Cost for federal income tax purposes is $276,860,889. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$77,187,480
Unrealized depreciation	(19,036,679)

Net unrealized appreciation	$58,150,801

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2009:

Country	Percentage
United States	79.4%
Switzerland	4.5%
Canada	4.3%
Cayman Islands	3.1%
Brazil	2.7%
France	2.1%
Israel	2.0%
United Kingdom	1.9%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan Large Cap Equity Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.4%):
Aerospace & Defense (1.9%):
2,613	Boeing Co. (The)	$141,494
17,819	United Technologies Corp.	1,085,712

		1,227,206

Auto Components (0.7%):
17,089	Johnson Controls, Inc.	436,795

Beverages (2.1%):
18,507	Coca-Cola Co. (The)	993,826
7,162	PepsiCo, Inc.	420,123

		1,413,949

Biotechnology (2.0%):
751	Alexion Pharmaceuticals, Inc.*	33,450
4,576	Amgen, Inc.*	275,612
8,753	Celgene Corp.*	489,293
10,563	Gilead Sciences, Inc.*	492,024

		1,290,379

Capital Markets (6.0%):
1,549	Ameriprise Financial, Inc.	56,275
19,133	Bank of New York Mellon Corp.	554,666
11,016	Goldman Sachs Group, Inc.	2,030,800
26,890	Morgan Stanley	830,363
5,112	State Street Corp.	268,891
11,700	TD AMERITRADE Holding Corp.*	229,554

		3,970,549

Chemicals (2.1%):
18,069	Dow Chemical Co. (The)	471,059
1,549	Monsanto Co.	119,892
9,713	Praxair, Inc.	793,455

		1,384,406

Commercial Banks (3.2%):
12,415	BB&T Corp.	338,185
4,298	SunTrust Banks, Inc.	96,920
26,426	U.S. Bancorp	577,672
37,964	Wells Fargo & Co.	1,069,825

		2,082,602

Communications Equipment (6.2%):
75,730	Cisco Systems, Inc.*	1,782,684
65,032	Corning, Inc.	995,640
18,497	Juniper Networks, Inc.*	499,789
18,273	QUALCOMM, Inc.	821,920

		4,100,033

Computers & Peripherals (6.9%):
6,254	Apple, Inc.*	1,159,304
45,820	Hewlett-Packard Co.	2,163,162
7,141	International Business Machines Corp.	854,135
10,516	NetApp, Inc.*	280,567
4,872	SanDisk Corp.*	105,722

		4,562,890

Construction & Engineering (0.1%):
1,122	Fluor Corp.	57,054

Diversified Consumer Services (0.2%):
1,137	ITT Educational Services, Inc.*	125,536

Diversified Financial Services (2.8%):
64,027	Bank of America Corp.	1,083,337
5,211	Capital One Financial Corp.	186,189
117,404	Citigroup, Inc.	568,235

		1,837,761

Diversified Telecommunication Services (2.7%):
32,812	AT&T, Inc.	886,252
29,347	Verizon Communications, Inc.	888,334

		1,774,586

Electric Utilities (1.7%):
6,625	Edison International	222,467
2,467	Entergy Corp.	197,015
4,757	Exelon Corp.	236,042
4,768	FPL Group, Inc.	263,337
18,596	NV Energy, Inc.	215,528

		1,134,389

Electrical Equipment (1.1%):
8,539	Cooper Industries plc, Class A	320,810
10,182	Emerson Electric Co.	408,095

		728,905

Energy Equipment & Services (1.4%):
12,091	Halliburton Co.	327,908
9,415	Schlumberger, Ltd.	561,134
1,471	Smith International, Inc.	42,218

		931,260

Food & Staples Retailing (3.7%):
18,408	CVS Caremark Corp.	657,902
9,530	Kroger Co. (The)	196,699
13,015	Safeway, Inc.	256,656
3,672	Supervalu, Inc.	55,300
18,823	SYSCO Corp.	467,752
16,870	Wal-Mart Stores, Inc.	828,148

		2,462,457

Food Products (1.0%):
5,034	General Mills, Inc.	324,089
12,869	Kraft Foods, Inc., Class A	338,069

		662,158

Health Care Equipment & Supplies (1.2%):
4,564	Baxter International, Inc.	260,193
19,796	Boston Scientific Corp.*	209,640
3,531	Covidien plc	152,751
4,251	Medtronic, Inc.	156,437

		779,021

Health Care Providers & Services (1.6%):
6,724	Aetna, Inc.	187,129
8,654	Cardinal Health, Inc.	231,927
5,018	McKesson HBOC, Inc.	298,822
1,993	UnitedHealth Group, Inc.	49,905
5,555	WellPoint, Inc.*	263,085

		1,030,868

Hotels, Restaurants & Leisure (1.5%):
1,831	Darden Restaurants, Inc.	62,492
14,590	International Game Technology	313,393
8,002	Starwood Hotels & Resorts Worldwide, Inc.	264,306
9,556	Yum! Brands, Inc.	322,611

		962,802

Household Durables (0.4%):
6,218	KB Home	103,281
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan Large Cap Equity Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Household Durables, continued
10,527	Lennar Corp.	$150,010

		253,291

Household Products (2.2%):
25,028	Procter & Gamble Co. (The)	1,449,622

Industrial Conglomerate (0.9%):
36,483	General Electric Co.	599,051

Insurance (2.6%):
7,897	ACE, Ltd.	422,174
4,324	AFLAC, Inc.	184,808
4,851	Aon Corp.	197,387
428	Arch Capital Group, Ltd.*	28,907
1,967	Axis Capital Holdings, Ltd.	59,364
1,048	Lincoln National Corp.	27,154
6,792	Prudential Financial, Inc.	338,989
8,348	RenaissanceRe Holdings, Ltd.	457,136

		1,715,919

Internet & Catalog Retail (0.6%):
4,512	Amazon.com, Inc.*	421,240

Internet Software & Services (2.7%):
3,647	Google, Inc., Class A*	1,808,365

IT Services (0.7%):
1,805	Cognizant Technology Solutions Corp., Class A*	69,781
965	MasterCard, Inc., Class A	195,075
6,223	Paychex, Inc.	180,778

		445,634

Machinery (1.9%):
4,257	Caterpillar, Inc.	218,512
7,376	Deere & Co.	316,578
1,215	Eaton Corp.	68,757
8,351	PACCAR, Inc.	314,916
6,114	Parker Hannifin Corp.	316,950

		1,235,713

Media (3.4%):
8,158	Comcast Corp., Class A	137,789
2,501	Time Warner Cable, Inc.*	107,768
30,835	Time Warner, Inc.	887,431
39,487	Walt Disney Co. (The)	1,084,313

		2,217,301

Metals & Mining (1.5%):
12,013	Freeport-McMoRan Copper & Gold, Inc., Class B	824,212
3,834	United States Steel Corp.	170,115

		994,327

Multi-Utilities (1.1%):
12,577	PG&E Corp.	509,243
7,172	Public Service Enterprise Group, Inc.	225,487

		734,730

Multiline Retail (0.5%):
3,698	Kohl’s Corp.*	210,971
2,180	Target Corp.	101,762

		312,733

Oil, Gas & Consumable Fuels (10.8%):
2,853	Anadarko Petroleum Corp.	$178,969
6,734	Apache Corp.	618,383
16,864	Chevron Corp.	1,187,731
15,498	ConocoPhillips	699,890
7,125	Devon Energy Corp.	479,726
4,700	EOG Resources, Inc.	392,497
30,411	Exxon Mobil Corp.	2,086,499
17,615	Occidental Petroleum Corp.	1,381,016
2,728	Southwestern Energy Co.*	116,431

		7,141,142

Pharmaceuticals (7.5%):
30,099	Abbott Laboratories	1,488,997
28,403	Bristol-Myers Squibb Co.	639,636
4,210	Johnson & Johnson Co.	256,347
45,471	Merck & Co., Inc.	1,438,248
52,440	Pfizer, Inc.	867,882
8,722	Schering Plough Corp.	246,396

		4,937,506

Real Estate Investment Trusts (REITs) (0.5%):
3,020	Health Care REIT, Inc.	125,692
5,154	Kimco Realty Corp.	67,208
4,382	ProLogis Trust	52,234
897	Public Storage, Inc.	67,490

		312,624

Road & Rail (1.7%):
16,619	Norfolk Southern Corp.	716,445
6,724	Union Pacific Corp.	392,345

		1,108,790

Semiconductors & Semiconductor Equipment (2.1%):
11,053	Altera Corp.	226,697
9,202	Applied Materials, Inc.	123,307
13,766	Broadcom Corp., Class A*	422,479
6,364	Intersil Corp., Class A	97,433
1,888	Lam Research Corp.*	64,494
15,966	LSI Logic Corp.*	87,653
12,509	National Semiconductor Corp.	178,503
6,677	Xilinx, Inc.	156,375

		1,356,941

Software (4.5%):
84,869	Microsoft Corp.	2,197,258
38,533	Oracle Corp.	803,028

		3,000,286

Specialty Retail (1.0%):
29,669	Staples, Inc.	688,914

Textiles, Apparel & Luxury Goods (0.6%):
2,608	Nike, Inc., Class B	168,738
3,375	V.F. Corp.	244,451

		413,189

Tobacco (1.7%):
17,037	Altria Group, Inc.	303,429
17,000	Philip Morris International, Inc.	828,580

		1,132,009

Wireless Telecommunication Services (0.4%):
65,934	Sprint Nextel Corp.*	260,439

Total Common Stocks (Cost $53,186,775)		65,495,372

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan Large Cap Equity Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

Shares or
Principal		Fair
Amount		Value
U.S. Treasury Obligations (0.1%):
$40,000	U.S. Treasury Notes, 2.88%, 6/30/10	$40,761

Total U.S. Treasury Obligations (Cost $40,713)		40,761

Investment Company (0.5%):
375,246	Dreyfus Treasury Prime Cash Management, 0.00%(a)	375,246

Total Investment Company (Cost $375,246)		375,246

Total Investment Securities (Cost $53,602,734)(b)—100.0%		65,911,379

Net other assets (liabilities) — 0.0%		(23,643)

Net Assets — 100.0%		$65,887,736

Percentages indicated are based on net assets as of September 30, 2009.

*	Non-income producing security.

PLC	Public Liability Company

REIT	Real Estate Investment Trust

(a)	The rate presented represents the effective yield at September 30, 2009.

(b)	Cost for federal income tax purposes is $57,669,049. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$12,728,373
Unrealized depreciation	(4,486,043)

Net unrealized appreciation	$8,242,330

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2009:

Country	Percentage
United States	97.0%
Netherlands	0.9%
Bermuda	0.8%
Ireland	0.7%
Switzerland	0.6%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.6%):
Aerospace & Defense (1.8%):
8,438	Boeing Co. (The)	$456,918
57,480	United Technologies Corp.	3,502,256

		3,959,174

Auto Components (0.7%):
55,134	Johnson Controls, Inc.	1,409,225

Beverages (2.1%):
59,720	Coca-Cola Co. (The)	3,206,964
23,127	PepsiCo, Inc.	1,356,630

		4,563,594

Biotechnology (1.9%):
2,576	Alexion Pharmaceuticals, Inc.*	114,735
14,772	Amgen, Inc.*	889,717
28,233	Celgene Corp.*	1,578,225
34,071	Gilead Sciences, Inc.*	1,587,027

		4,169,704

Capital Markets (6.0%):
5,107	Ameriprise Financial, Inc.	185,537
61,735	Bank of New York Mellon Corp.	1,789,698
35,534	Goldman Sachs Group, Inc.	6,550,693
86,718	Morgan Stanley	2,677,852
16,494	State Street Corp.	867,584
37,735	TD AMERITRADE Holding Corp.*	740,361

		12,811,725

Chemicals (2.1%):
58,294	Dow Chemical Co. (The)	1,519,724
5,007	Monsanto Co.	387,542
31,342	Praxair, Inc.	2,560,328

		4,467,594

Commercial Banks (3.1%):
40,051	BB&T Corp.	1,090,989
13,858	SunTrust Banks, Inc.	312,498
85,250	U.S. Bancorp	1,863,565
122,480	Wells Fargo & Co.	3,451,486

		6,718,538

Communications Equipment (6.2%):
244,279	Cisco Systems, Inc.*	5,750,328
209,788	Corning, Inc.	3,211,854
59,667	Juniper Networks, Inc.*	1,612,202
58,951	QUALCOMM, Inc.	2,651,616

		13,226,000

Computers & Peripherals (6.9%):
20,178	Apple, Inc.*	3,740,396
147,807	Hewlett-Packard Co.	6,977,968
23,024	International Business Machines Corp.	2,753,901
33,739	NetApp, Inc.*	900,157
15,715	SanDisk Corp.*	341,015

		14,713,437

Construction & Engineering (0.1%):
3,608	Fluor Corp.	183,467

Diversified Consumer Services (0.2%):
3,675	ITT Educational Services, Inc.*	405,757

Diversified Financial Services (2.8%):
206,594	Bank of America Corp.	3,495,570
16,811	Capital One Financial Corp.	600,657
378,725	Citigroup, Inc.	1,833,029

		5,929,256

Diversified Telecommunication Services (2.7%):
105,847	AT&T, Inc.	2,858,927
94,643	Verizon Communications, Inc.	2,864,844

		5,723,771

Electric Utilities (1.7%):
21,372	Edison International	717,672
7,961	Entergy Corp.	635,765
15,346	Exelon Corp.	761,469
15,380	FPL Group, Inc.	849,437
58,489	NV Energy, Inc.	677,888

		3,642,231

Electrical Equipment (1.1%):
27,550	Cooper Industries plc, Class A	1,035,054
32,854	Emerson Electric Co.	1,316,788

		2,351,842

Energy Equipment & Services (1.4%):
39,003	Halliburton Co.	1,057,761
30,378	Schlumberger, Ltd.	1,810,529
4,516	Smith International, Inc.	129,609

		2,997,899

Food & Staples Retailing (3.7%):
59,375	CVS Caremark Corp.	2,122,062
30,747	Kroger Co. (The)	634,618
41,987	Safeway, Inc.	827,984
11,485	Supervalu, Inc.	172,964
60,723	SYSCO Corp.	1,508,967
54,423	Wal-Mart Stores, Inc.	2,671,625

		7,938,220

Food Products (1.0%):
16,232	General Mills, Inc.	1,045,016
41,547	Kraft Foods, Inc., Class A	1,091,440

		2,136,456

Health Care Equipment & Supplies (1.2%):
14,717	Baxter International, Inc.	839,016
63,866	Boston Scientific Corp.*	676,341
11,399	Covidien plc	493,121
13,714	Medtronic, Inc.	504,675

		2,513,153

Health Care Providers & Services (1.5%):
21,542	Aetna, Inc.	599,514
27,907	Cardinal Health, Inc.	747,908
16,184	McKesson HBOC, Inc.	963,757
6,437	UnitedHealth Group, Inc.	161,182
17,912	WellPoint, Inc.*	848,312

		3,320,673

Hotels, Restaurants & Leisure (1.4%):
5,904	Darden Restaurants, Inc.	201,504
47,069	International Game Technology	1,011,042
25,806	Starwood Hotels & Resorts Worldwide, Inc.	852,372
30,936	Yum! Brands, Inc.	1,044,399

		3,109,317

Household Durables (0.4%):
20,056	KB Home	333,130
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Household Durables, continued
33,957	Lennar Corp.	$483,887

		817,017

Household Products (2.2%):
80,754	Procter & Gamble Co. (The)	4,677,272

Industrial Conglomerate (0.9%):
117,699	General Electric Co.	1,932,618

Insurance (2.6%):
26,052	ACE, Ltd.	1,392,740
13,945	AFLAC, Inc.	596,009
15,500	Aon Corp.	630,695
1,499	Arch Capital Group, Ltd.*	101,242
6,294	Axis Capital Holdings, Ltd.	189,953
3,394	Lincoln National Corp.	87,939
21,910	Prudential Financial, Inc.	1,093,528
26,924	RenaissanceRe Holdings, Ltd.	1,474,358

		5,566,464

Internet & Catalog Retail (0.6%):
14,555	Amazon.com, Inc.*	1,358,855

Internet Software & Services (2.7%):
11,756	Google, Inc., Class A*	5,829,213

IT Services (0.7%):
5,816	Cognizant Technology Solutions Corp., Class A*	224,847
3,117	MasterCard, Inc., Class A	630,101
20,077	Paychex, Inc.	583,237

		1,438,185

Machinery (1.9%):
13,735	Caterpillar, Inc.	705,018
23,795	Deere & Co.	1,021,281
3,917	Eaton Corp.	221,663
26,935	PACCAR, Inc.	1,015,719
19,714	Parker Hannifin Corp.	1,021,974

		3,985,655

Media (3.3%):
26,344	Comcast Corp., Class A	444,950
8,062	Time Warner Cable, Inc.*	347,391
99,465	Time Warner, Inc.	2,862,603
127,371	Walt Disney Co. (The)	3,497,608

		7,152,552

Metals & Mining (1.5%):
38,763	Freeport-McMoRan Copper & Gold, Inc., Class B	2,659,529
12,362	United States Steel Corp.	548,502

		3,208,031

Multi-Utilities (1.1%):
40,568	PG&E Corp.	1,642,599
22,312	Public Service Enterprise Group, Inc.	701,489

		2,344,088

Multiline Retail (0.5%):
11,951	Kohl’s Corp.*	681,805
7,034	Target Corp.	328,347

		1,010,152

Oil, Gas & Consumable Fuels (10.8%):
9,209	Anadarko Petroleum Corp.	577,680
21,730	Apache Corp.	1,995,466
54,458	Chevron Corp.	3,835,477
49,987	ConocoPhillips	2,257,413
22,991	Devon Energy Corp.	1,547,984
15,155	EOG Resources, Inc.	1,265,594
98,101	Exxon Mobil Corp.	6,730,710
56,832	Occidental Petroleum Corp.	4,455,629
8,794	Southwestern Energy Co.*	375,328

		23,041,281

Pharmaceuticals (7.4%):
97,093	Abbott Laboratories	4,803,191
91,629	Bristol-Myers Squibb Co.	2,063,485
13,573	Johnson & Johnson Co.	826,460
146,687	Merck & Co., Inc.	4,639,710
169,171	Pfizer, Inc.	2,799,780
28,136	Schering Plough Corp.	794,842

		15,927,468

Real Estate Investment Trusts (REITs) (0.5%):
10,122	Health Care REIT, Inc.	421,278
16,628	Kimco Realty Corp.	216,829
13,850	ProLogis Trust	165,092
2,900	Public Storage, Inc.	218,196

		1,021,395

Road & Rail (1.7%):
53,612	Norfolk Southern Corp.	2,311,213
21,684	Union Pacific Corp.	1,265,262

		3,576,475

Semiconductors & Semiconductor Equipment (2.0%):
35,651	Altera Corp.	731,202
29,679	Applied Materials, Inc.	397,698
44,401	Broadcom Corp., Class A*	1,362,667
20,535	Intersil Corp., Class A	314,391
6,092	Lam Research Corp.*	208,103
51,508	LSI Logic Corp.*	282,779
40,350	National Semiconductor Corp.	575,794
21,548	Xilinx, Inc.	504,654

		4,377,288

Software (4.5%):
273,777	Microsoft Corp.	7,088,087
124,311	Oracle Corp.	2,590,641

		9,678,728

Specialty Retail (1.0%):
95,711	Staples, Inc.	2,222,409

Textiles, Apparel & Luxury Goods (0.6%):
8,420	Nike, Inc., Class B	544,774
10,739	V.F. Corp.	777,826

		1,322,600

Tobacco (1.7%):
54,970	Altria Group, Inc.	979,016
54,794	Philip Morris International, Inc.	2,670,659

		3,649,675

Wireless Telecommunication Services (0.4%):
212,628	Sprint Nextel Corp.*	839,881

Total Common Stocks (Cost $175,093,035)		211,268,335

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

Shares or
Principal		Fair
Amount		Value
U.S. Treasury Obligation (0.2%):
$375,000	U.S. Treasury Notes, 2.88%, 6/30/10(a)	$382,134

Total U.S. Treasury Obligations (Cost $381,682)		382,134

Investment Company (1.2%):
2,611,920	Dreyfus Treasury Prime Cash Management, 0.00%(b)	2,611,920

Total Investment Company (Cost $2,611,920)		2,611,920

Total Investment Securities (Cost $178,086,637)(c)—100.0%		214,262,389
Net other assets (liabilities) — 0.0%		41,734

Net Assets — 100.0%		$214,304,123

Percentages indicated are based on net assets as of September 30, 2009.

*	Non-income producing security.

PLC	Public Liability Company

REIT	Real Estate Investment Trust

(a)	Investment securities are segregated as collateral. The fair value of these securities is $382,134.

(b)	The rate presented represents the effective yield at September 30, 2009.

(c)	Cost for federal income tax purposes is $185,365,482. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$36,764,098
Unrealized depreciation	(7,867,191)

Net unrealized appreciation	$28,896,907

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2009:

Country	Percentage
United States	97.0%
Bermuda	0.8%
Netherlands	0.8%
Ireland	0.7%
Switzerland	0.7%

Total	100.0%

Futures Contracts
Securities with an aggregate fair value of $382,134 have been segregated with the custodian to cover margin requirements for the following open contracts as of September 30, 2009:

			Number	Unrealized
		Expiration	of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)
S&P 500 Index E-Mini December Futures	Long	12/09	7	$24,534
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.6%):
Aerospace & Defense (0.5%)(a):
1,494	Alliant Techsystems, Inc.*	$116,308
4,758	BE Aerospace, Inc.*	95,826

		212,134

Airlines (0.3%)(a):
5,651	AirTran Holdings, Inc.*	35,319
1,714	Alaska Air Group, Inc.*	45,918
9,674	JetBlue Airways Corp.*	57,850

		139,087

Auto Components (0.6%)(a):
5,369	BorgWarner, Inc.	162,466
6,484	Gentex Corp.	91,749

		254,215

Automobiles (0.4%)(a):
4,232	Oshkosh Truck Corp.	130,896
1,672	Thor Industries, Inc.	51,748

		182,644

Beverages (0.5%)(a):
3,412	Hansen Natural Corp.*	125,357
2,561	PepsiAmericas, Inc.	73,142

		198,499

Biotechnology (0.8%)(a):
8,430	Vertex Pharmaceuticals, Inc.*	319,497

Building Products (0.3%)(a):
2,218	Lennox International, Inc.	80,114
5,447	Louisiana-Pacific Corp.*	36,332

		116,446

Capital Markets (1.2%)(a):
7,679	Apollo Investment Corp.	73,335
5,504	Eaton Vance Corp.	154,057
5,801	Jefferies Group, Inc.*	157,961
4,636	Raymond James Financial, Inc.	107,926

		493,279

Chemicals (2.8%)(a):
4,306	Albemarle Corp.	148,987
3,427	Ashland, Inc.	148,115
3,081	Cabot Corp.	71,202
2,223	Cytec Industries, Inc.	72,181
3,156	Lubrizol Corp.	225,528
882	Minerals Technologies, Inc.	41,948
3,670	Olin Corp.	64,005
6,048	RPM International, Inc.	111,827
2,072	Scotts Co., Class A	88,992
2,295	Sensient Technologies Corp.	63,732
4,721	Valspar Corp. (The)	129,875

		1,166,392

Commercial Banks (3.5%)(a):
6,022	Associated Banc-Corp	68,771
3,414	BancorpSouth, Inc.	83,336
2,252	Bank of Hawaii Corp.	93,548
2,019	City National Corp.	78,600
3,157	Commerce Bancshares, Inc.	117,567
2,799	Cullen/Frost Bankers, Inc.	144,540
8,273	Fulton Financial Corp.	60,889
2,392	International Bancshares Corp.	39,013
5,030	NewAlliance Bancshares, Inc.	53,821
1,166	PacWest Bancorp	22,212
1,553	SVB Financial Group*	67,198
21,921	Synovus Financial Corp.	82,204
5,121	TCF Financial Corp.	66,778
4,634	Terra Industries, Inc.	160,661
2,298	Trustmark Corp.	43,777
6,678	Valley National Bancorp	82,073
3,021	Webster Financial Corp.	37,672
1,375	Westamerica Bancorp	71,500
3,264	Wilmington Trust Corp.	46,349

		1,420,509

Commercial Services & Supplies (4.4%)(a):
2,032	Brink’s Co. (The)	54,681
1,042	Clean Harbors, Inc.*	58,623
3,057	Copart, Inc.*	101,523
1,606	Corporate Executive Board Co.	39,989
5,423	Corrections Corp. of America*	122,831
2,407	Deluxe Corp.	41,160
2,302	Fair Isaac Corp.	49,470
2,417	FTI Consulting, Inc.*	102,988
1,663	Harte-Hanks, Inc.	22,999
2,534	Herman Miller, Inc.	42,850
3,929	Hewitt Associates, Inc., Class A*	143,133
2,114	HNI Corp.	49,890
2,002	John Wiley & Sons, Inc.	69,630
1,155	Kelly Services, Inc., Class A	14,207
2,108	Korn/Ferry International*	30,756
2,558	Lamar Advertising Co.*	70,192
3,688	Manpower, Inc.	209,146
1,434	Matthews International Corp., Class A	50,735
1,405	Mine Safety Appliances Co.	38,652
4,357	MPS Group, Inc.*	45,836
2,271	Navigant Consulting, Inc.*	30,659
1,930	Rollins, Inc.	36,380
9,788	SAIC, Inc.*	171,682
3,770	Waste Connections, Inc.*	108,802
2,008	Watson Wyatt Worldwide, Inc.	87,468

		1,794,282

Communications Equipment (1.4%)(a):
18,245	3 Com Corp.*	95,421
4,552	ADC Telecommunications, Inc.*	37,964
2,585	ADTRAN, Inc.	63,462
2,088	Avocent Corp.*	42,324
4,429	CommScope, Inc.*	132,560
1,838	Dycom Industries, Inc.*	22,607
2,303	Plantronics, Inc.	61,743
3,948	Polycom, Inc.*	105,609

		561,690

Computers & Peripherals (0.8%)(a):
3,120	Diebold, Inc.	102,742
1,223	Imation Corp.	11,337
7,468	NCR Corp.*	103,208
7,308	Palm, Inc.*	127,378

		344,665

Construction & Engineering (1.6%)(a):
5,076	Aecom Technology Corp.*	137,762
1,567	Granite Construction, Inc.	48,483
7,485	KBR, Inc.	174,326
3,934	Shaw Group, Inc.*	126,242
3,934	URS Corp.*	171,719

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Construction & Engineering, continued
		$658,532

Construction Materials (0.5%)(a):
2,078	Martin Marietta Materials, Inc.	191,321

Consumer Finance (0.2%)(a):
4,597	AmeriCredit Corp.*	72,587

Containers & Packaging (1.3%)(a):
3,190	AptarGroup, Inc.	119,178
1,612	Greif, Inc., Class A	88,741
4,826	Packaging Corp. of America	98,450
4,699	Sonoco Products Co.	129,411
5,015	Temple-Inland, Inc.	82,346

		518,126

Distributors (0.6%)(a):
7,622	Ingram Micro, Inc., Class A*	128,431
6,601	LKQ Corp.*	122,382

		250,813

Diversified Consumer Services (1.7%)(a):
2,057	Brink’s Home Security Holdings, Inc.*	63,335
3,277	Career Education Corp.*	79,893
4,097	Corinthian Colleges, Inc.*	76,040
1,449	ITT Educational Services, Inc.*	159,984
2,608	Regis Corp.	40,424
11,819	Service Corp. International	82,851
3,155	Sotheby’s	54,361
657	Strayer Education, Inc.	143,016

		699,904

Diversified Financial Services (2.0%)(a):
1,943	Affiliated Managers Group, Inc.*	126,314
2,443	Alliance Data Systems Corp.*	149,218
2,334	Cathay General Bancorp	18,882
3,887	FirstMerit Corp.	73,970
4,421	Lender Processing Services, Inc.	168,750
4,169	Metavante Technologies, Inc.*	143,747
6,203	SEI Investments Co.	122,075

		802,956

Diversified REITs (0.7%)(a):
1,276	Essex Property Trust, Inc.	101,544
5,210	Liberty Property Trust	169,481

		271,025

Diversified Telecommunication Services (0.1%)(a):
10,123	Cincinnati Bell, Inc.*	35,430

Electric Utilities (1.7%)(a):
2,845	Cleco Corp.	71,353
5,460	DPL, Inc.	142,506
6,360	Great Plains Energy, Inc.	114,162
4,311	Hawaiian Electric Industries, Inc.	78,115
2,221	IDACORP, Inc.	63,942
11,037	NV Energy, Inc.	127,919
5,118	Westar Energy, Inc.	99,852

		697,849

Electrical Equipment (0.8%)(a):
5,058	AMETEK, Inc.	176,575
2,487	Thomas & Betts Corp.*	74,809
2,588	Woodward Governor Co.	62,785

		314,169

Electronic Equipment Instruments & Components (3.0%)(a):
5,631	Arrow Electronics, Inc.*	158,513
7,112	Avnet, Inc.*	184,699
2,656	Hubbell, Inc., Class B	111,552
1,881	Itron, Inc.*	120,647
1,585	Mettler-Toledo International, Inc.*	143,585
2,636	National Instruments Corp.	72,833
4,263	Roper Industries, Inc.	217,328
5,628	Trimble Navigation, Ltd.*	134,565
8,787	Vishay Intertechnology, Inc.*	69,417

		1,213,139

Energy Equipment & Services (1.1%)(a):
2,576	Oceaneering International, Inc.*	146,188
6,996	Patterson-UTI Energy, Inc.	105,640
2,341	Tidewater, Inc.	110,238
1,949	Unit Corp.*	80,396

		442,462

Food & Staples Retailing (0.3%)(a):
2,515	BJ’s Wholesale Club, Inc.*	91,094
1,852	Ruddick Corp.	49,300

		140,394

Food Products (1.3%)(a):
3,512	Corn Products International, Inc.	100,162
3,698	Flowers Foods, Inc.	97,220
936	Lancaster Colony Corp.	47,989
2,587	Ralcorp Holdings, Inc.*	151,262
6,431	Smithfield Foods, Inc.*	88,748
1,250	Tootsie Roll Industries, Inc.	29,725

		515,106

Gas Utilities (2.3%)(a):
3,634	AGL Resources, Inc.	128,171
3,376	Energen Corp.	145,506
3,744	National Fuel Gas Co.	171,513
4,918	ONEOK, Inc.	180,097
5,841	Southern Union Co.	121,434
5,098	UGI Corp.	127,756
2,362	WGL Holdings, Inc.	78,277

		952,754

Health Care Equipment & Supplies (4.1%)(a):
3,199	Beckman Coulter, Inc.	220,539
2,637	Edwards Lifesciences Corp.*	184,353
2,417	Gen-Probe, Inc.*	100,160
4,208	Henry Schein, Inc.*	231,061
2,948	Hill-Rom Holdings, Inc.	64,207
11,975	Hologic, Inc.*	195,671
2,779	IDEXX Laboratories, Inc.*	138,950
3,317	Immucor, Inc.*	58,711
2,816	Kinetic Concepts, Inc.*	104,136
2,338	Masimo Corp.*	61,256
3,548	ResMed, Inc.*	160,370
2,753	STERIS Corp.	83,829
2,659	Thoratec Corp.*	80,488

		1,683,731

Health Care Providers & Services (2.6%)(a):
4,354	Community Health Systems, Inc.*	139,023
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Health Care Providers & Services, continued
11,614	Health Management Associates, Inc., Class A*	$86,989
4,890	Health Net, Inc.*	75,306
1,704	Kindred Healthcare, Inc.*	27,656
2,560	LifePoint Hospitals, Inc.*	69,274
3,239	Lincare Holdings, Inc.*	101,219
5,460	Omnicare, Inc.	122,959
1,961	Owens & Minor, Inc.	88,735
2,648	Psychiatric Solutions, Inc.*	70,860
2,245	Universal Health Services, Inc., Class B	139,033
3,989	VCA Antech, Inc.*	107,264
1,989	WellCare Health Plans, Inc.*	49,029

		1,077,347

Health Care Technology (0.6%)(a):
3,138	Cerner Corp.*	234,722

Hotels, Restaurants & Leisure (1.8%)(a):
1,446	Bob Evans Farms, Inc.	42,021
2,637	Boyd Gaming Corp.*	28,822
4,640	Brinker International, Inc.	72,987
2,830	Cheesecake Factory, Inc. (The)*	52,412
1,500	Chipotle Mexican Grill, Inc., Class A*	145,575
1,329	International Speedway Corp., Class A	36,641
1,860	Life Time Finess, Inc.*	52,173
1,465	Panera Bread Co., Class A*	80,575
3,048	Scientific Games Corp.*	48,250
17,603	Wendy’s/Arby’s Group, Inc.	83,262
2,170	WMS Industries, Inc.*	96,695

		739,413

Household Durables (1.7%)(a):
1,857	American Greetings Corp., Class A	41,411
285	Blyth, Inc.	11,038
1,741	M.D.C. Holdings, Inc.	60,483
2,643	Mohawk Industries, Inc.*	126,045
271	NVR, Inc.*	172,727
2,028	Ryland Group, Inc. (The)	42,730
6,289	Toll Brothers, Inc.*	122,887
2,949	Tupperware Brands Corp.	117,724

		695,045

Household Products (1.0%)(a):
3,280	Church & Dwight Co., Inc.	186,107
3,238	Energizer Holdings, Inc.*	214,809

		400,916

Industrial Conglomerates (0.9%)(a):
2,885	Carlisle Cos., Inc.	97,831
3,781	Harsco Corp.	133,885
3,483	Patriot Coal Corp.*	40,960
1,872	Teleflex, Inc.	90,436

		363,112

Industrial REIT (0.4%)(a):
6,831	AMB Property Corp.	156,771

Insurance (4.9%)(a):
3,560	American Financial Group, Inc.	90,780
4,718	Arthur J. Gallagher & Co.	114,978
5,465	Brown & Brown, Inc.	104,709
2,839	Everest Re Group, Ltd.	248,980
10,762	Fidelity National Financial, Inc., Class A	162,291
4,389	First American Corp.	142,072
2,408	Hanover Insurance Group, Inc. (The)	99,523
5,283	HCC Insurance Holdings, Inc.	144,490
1,846	Horace Mann Educators Corp.	25,789
1,677	Mercury General Corp.	60,674
11,327	Old Republic International Corp.	137,963
4,030	Protective Life Corp.	86,323
3,426	Reinsurance Group of America, Inc.	152,799
2,309	StanCorp Financial Group, Inc.	93,214
2,324	Unitrin, Inc.	45,295
6,363	W.R. Berkley Corp.	160,857
4,052	Waddell & Reed Financial, Inc., Class A	115,279

		1,986,016

Internet & Catalog Retail (1.0%)(a):
2,060	Netflix, Inc.*	95,110
1,972	Priceline.com, Inc.*	326,997

		422,107

Internet Software & Services (1.1%)(a):
1,798	Digital River, Inc.*	72,496
1,777	Equinix, Inc.*	163,484
3,616	F5 Networks, Inc.*	143,302
4,096	ValueClick, Inc.*	54,026

		433,308

IT Services (1.8%)(a):
3,482	Acxiom Corp.*	32,940
6,605	Broadridge Financial Solutions, Inc.	132,761
1,893	DST Systems, Inc.*	84,806
2,799	Gartner Group, Inc.*	51,138
3,785	Global Payments, Inc.	176,759
989	ManTech International Corp., Class A*	46,641
3,404	NeuStar, Inc., Class A*	76,930
1,988	SRA International, Inc., Class A*	42,921
2,365	Tech Data Corp.*	98,408

		743,304

Life Sciences Tools & Services (1.7%)(a):
3,333	Affymetrix, Inc.*	29,264
902	Bio-Rad Laboratories, Inc., Class A*	82,876
3,112	Charles River Laboratories International, Inc.*	115,082
3,009	Covance, Inc.*	162,937
5,410	Pharmaceutical Product Development, Inc.	118,695
1,754	Techne Corp.	109,713
1,358	Varian, Inc.*	69,339

		687,906

Machinery (4.3%)(a):
4,352	AGCO Corp.*	120,246
3,453	Bucyrus International, Inc., Class A	122,996
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Machinery, continued
2,230	Crane Co.	$57,556
3,634	Donaldson Co., Inc.	125,845
2,095	Federal Signal Corp.	15,063
2,820	Graco, Inc.	78,593
3,800	IDEX Corp.	106,210
4,774	Joy Global, Inc.	233,640
3,751	Kennametal, Inc.	92,312
2,002	Lincoln Electric Holdings, Inc.	94,995
1,582	Nordson Corp.	88,734
4,628	Pentair, Inc.	136,619
2,246	Spx Corp.	137,612
5,005	Terex Corp.*	103,754
3,807	Timken Co.	89,198
3,701	Trinity Industries, Inc.	63,620
904	Valmont Industries, Inc.	77,003

		1,743,996

Marine (0.4%)(a):
1,932	Alexander & Baldwin, Inc.	61,998
2,500	Kirby Corp.*	92,050

		154,048

Media (0.6%)(a):
3,511	DreamWorks Animation SKG, Inc., Class A*	124,886
2,291	Marvel Entertainment, Inc.*	113,680
1,201	Scholastic Corp.	29,232

		267,798

Metals & Mining (1.6%)(a):
2,075	Carpenter Technology Corp.	48,534
6,112	Cliffs Natural Resources, Inc.	197,784
5,298	Commercial Metals Co.	94,834
2,996	Reliance Steel & Aluminum Co.	127,510
10,040	Steel Dynamics, Inc.	154,014
2,826	Worthington Industries, Inc.	39,282

		661,958

Multi-Utilities (2.0%)(a):
5,098	Alliant Energy Corp.	141,979
1,828	Black Hills Corp.	46,011
8,662	MDU Resources Group, Inc.	180,603
5,029	NSTAR	160,023
4,522	OGE Energy Corp.	149,588
4,081	PNM Resources, Inc.	47,666
3,817	Vectren Corp.	87,943

		813,813

Multiline Retail (0.9%)(a):
2,208	99 Cents Only Stores*	29,698
4,231	Dollar Tree, Inc.*	205,965
2,544	J. Crew Group, Inc.*	91,126
6,803	Saks, Inc.*	46,396

		373,185

Office Electronics (0.2%)(a):
2,798	Zebra Technologies Corp., Class A*	72,552

Office REIT (0.4%)(a):
3,617	SL Green Realty Corp.	158,605

Oil, Gas & Consumable Fuels (5.2%)(a):
7,581	Arch Coal, Inc.	167,767
1,755	Bill Barrett Corp.*	57,546
3,833	Cimarex Energy Co.	166,046
2,188	Comstock Resources, Inc.*	87,695
2,621	Encore Acquisition Co.*	98,025
2,941	Exterran Holdings, Inc.*	69,819
5,245	Forest Oil Corp.*	102,645
4,877	Frontier Oil Corp.	67,888
4,370	Helix Energy Solutions Group, Inc.*	65,463
4,964	Helmerich & Payne, Inc.	196,227
4,725	Mariner Energy, Inc.*	67,000
6,190	Newfield Exploration Co.*	263,446
1,126	Overseas Shipholding Group, Inc.	42,079
6,498	Plains Exploration & Production Co.*	179,735
8,100	Pride International, Inc.*	246,564
5,385	Quicksilver Resources, Inc.*	76,413
3,680	Superior Energy Services, Inc.*	82,874
4,829	Williams-Sonoma, Inc.	97,691

		2,134,923

Paper & Forest Products (0.5%)(a):
1,872	Potlatch Corp.	53,259
3,619	Rayonier, Inc.	148,053

		201,312

Personal Products (0.5%)(a):
4,020	Alberto-Culver Co.	111,274
2,838	NBTY, Inc.*	112,328

		223,602

Pharmaceuticals (1.7%)(a):
5,363	Endo Pharmaceuticals Holdings, Inc.*	121,365
2,676	Medicis Pharmaceutical Corp., Class A	57,133
2,729	OSI Pharmaceuticals, Inc.*	96,334
3,656	Perrigo Co.	124,267
5,147	Sepracor, Inc.*	117,866
2,192	United Therapeutics Corp.*	107,386
3,229	Valeant Pharmaceuticals, Inc.*	90,606

		714,957

Real Estate Investment Trusts (REITs) (2.5%)(a):
2,054	Alexandria Real Estate Equities, Inc.	111,635
2,702	Corporate Office Properties Trust	99,650
4,076	Cousins Properties, Inc.	33,749
10,539	Duke Realty Corp.	126,574
3,336	Highwoods Properties, Inc.	104,917
5,725	Hospitality Properties Trust	116,618
3,570	Mack-Cali Realty Corp.	115,418
4,880	Nationwide Health Properties, Inc.	151,231
3,882	OMEGA Healthcare Investors, Inc.	62,190
4,745	Realty Income Corp.	121,709

		1,043,691

Real Estate Management & Development (0.5%)(a):
1,943	Jones Lang LaSalle, Inc.	92,040
4,973	Weingarten Realty Investors	99,062

		191,102

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Residential REITs (0.8%)(a):
2,414	BRE Properties, Inc.	$75,558
3,019	Camden Property Trust	121,666
7,086	UDR, Inc.	111,534

		308,758

Retail REITs (1.1%)(a):
1,732	Equity One, Inc.	27,140
2,854	Federal Realty Investment Trust	175,150
3,736	Macerich Co. (The)	113,317
3,676	Regency Centers Corp.	136,196

		451,803

Road & Rail (1.3%)(a):
2,233	Con-way, Inc.	85,569
3,992	J.B. Hunt Transport Services, Inc.	128,263
4,347	Kansas City Southern Industries, Inc.*	115,152
2,418	Landstar System, Inc.	92,029
2,249	Wabtec Corp.	84,405
2,024	Werner Enterprises, Inc.	37,707

		543,125

Semiconductors & Semiconductor Equipment (2.3%)(a):
21,230	Atmel Corp.*	88,954
4,624	Cree, Inc.*	169,932
5,834	Fairchild Semiconductor International, Inc.*	59,682
7,787	Integrated Device Technology, Inc.*	52,640
3,380	International Rectifier Corp.*	65,876
5,516	Intersil Corp., Class A	84,450
5,909	Lam Research Corp.*	201,851
12,520	RF Micro Devices, Inc.*	67,984
2,875	Semtech Corp.*	48,904
2,029	Silicon Laboratories, Inc.*	94,064

		934,337

Software (3.3%)(a):
1,651	ACI Worldwide, Inc.*	24,980
737	Advent Software, Inc.*	29,664
4,126	Ansys, Inc.*	154,601
12,409	Cadence Design Systems, Inc.*	91,082
1,967	FactSet Research Systems, Inc.	130,294
4,244	Informatica Corp.*	95,830
3,946	Jack Henry & Associates, Inc.	92,613
4,438	Mentor Graphics Corp.*	41,318
3,786	Micros Systems, Inc.*	114,299
5,457	Parametric Technology Corp.*	75,416
3,000	Quest Software, Inc.*	50,550
4,669	Rovi Corp.*	156,878
3,693	Sybase, Inc.*	143,658
6,656	Synopsys, Inc.*	149,227

		1,350,410

Specialty Retail (4.7%)(a):
2,527	Aaron’s, Inc.	66,713
4,380	Advance Auto Parts	172,046
3,084	Aeropostale, Inc.*	134,062
9,538	American Eagle Outfitters, Inc.	160,811
2,761	AnnTaylor Stores Corp.*	43,872
1,738	Barnes & Noble, Inc.	38,618
3,040	Callaway Golf Co.	23,134
10,376	CarMax, Inc.*	216,858
8,347	Chico’s FAS, Inc.*	108,511
2,463	Coldwater Creek, Inc.*	20,197
4,023	Dick’s Sporting Goods, Inc.*	90,115
7,141	Foot Locker, Inc.	85,335
2,650	Guess?, Inc.	98,156
5,737	PetSmart, Inc.	124,780
3,110	Rent-A-Center, Inc.*	58,717
5,837	Ross Stores, Inc.	278,834
6,047	Urban Outfitters, Inc.*	182,438

		1,903,197

Textiles, Apparel & Luxury Goods (1.2%)(a):
3,019	Collective Brands, Inc.*	52,319
2,168	Fossil, Inc.*	61,680
4,459	Hanesbrands, Inc*	95,423
2,425	Phillips-Van Heusen Corp.	103,766
2,143	Timberland Co., Class A*	29,830
1,728	Under Armour, Inc.*	48,090
2,156	Warnaco Group, Inc. (The)*	94,562

		485,670

Thrifts & Mortgage Finance (1.0%)(a):
3,841	Astoria Financial Corp.	42,405
8,635	First Niagara Financial Group, Inc.	106,469
16,330	New York Community Bancorp, Inc.	186,489
4,884	Washington Federal, Inc.	82,344

		417,707

Tobacco (0.1%)(a):
1,178	Universal Corp.	49,264

Trading Companies & Distributors (0.4%)(a):
2,223	GATX Corp.	62,133
2,109	MSC Industrial Direct Co., Inc., Class A	91,910
2,836	United Rentals, Inc.*	29,211

		183,254

Water Utilities (0.3%)(a):
6,388	Aqua America, Inc.	112,684

Wireless Telecommunication Services (0.5%)(a):
3,092	Syniverse Holdings, Inc.*	54,110
4,536	Telephone and Data Systems, Inc.	140,661

		194,771

Total Common Stocks (Cost $32,669,153)		40,294,126

Investment Company (1.2%)(a):
514,871	Dreyfus Treasury Prime Cash Management, 0.00%(b)	514,871

Total Investment Company (Cost $514,871)		514,871

Total Investment Securities (Cost $33,184,024)(c)—99.8%		40,808,997
Net other assets (liabilities) — 0.2%		70,079

Net Assets — 100.0%		$40,879,076

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

Percentages indicated are based on net assets as of September 30, 2009.

*	Non-income producing security.

(a)	Investment securities are segregated as collateral. The fair value of these securities is $40,808,997.

(b)	The rate presented represents the effective yield at September 30, 2009.

(c)	Cost for federal income tax purposes is $33,196,278. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$7,848,092
Unrealized depreciation	(235,373)

Net unrealized appreciation	$7,612,719

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2009:

Country	Percentage
United States	99.4%
Bermuda	0.6%

Total	100.0%

Futures Contracts
Securities and Cash with an aggregate fair value of $40,852,997 have been segregated with the custodian to cover margin requirements for the following open contracts as of September 30, 2009:

			Number	Unrealized
		Expiration	of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)
S&P 400 Index E-Mini December Futures	Long	12/09	7	$8,425
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

Principal		Fair
Amount		Value
Certificates of Deposit (36.0%):
Yankee Dollar Certificate of Deposit (36.0%):
$8,275,000	Abbey National Treasury Service PLC, 0.76%, 7/20/10(a)	$8,275,000
10,000,000	Banco Bilbao Vizcaya Argentaria SA, NY, 1.07%, 10/29/09	10,000,077
5,000,000	Banco Bilbao Vizcaya Argentaria SA, NY, 0.26%, 12/17/09	5,000,054
5,000,000	Banco Bilbao Vizcaya Argentaria SA, NY, 0.53%, 12/30/09	5,000,062
10,000,000	Bank of Montreal, 0.26%, 12/14/09	10,000,000
20,000,000	Barclays Bank PLC, NY, 0.65%, 2/26/10	20,000,000
5,000,000	BNP Paribas, NY, 0.65%, 11/20/09	5,000,000
10,000,000	BNP Paribas, NY, 0.56%, 11/30/09	10,000,000
10,000,000	BNP Paribas, NY, 0.55%, 12/4/09	10,000,000
8,000,000	BNP Paribas, NY, 0.47%, 1/8/10	8,000,000
5,000,000	BNP Paribas, NY, 0.42%, 2/3/10	5,000,000
15,000,000	Credit Agricole SA, 0.61%, 12/29/09	15,000,000
10,000,000	Dexia Credit Local, NY, 0.27%, 10/22/09	10,000,058
5,000,000	DnB NOR Bank ASA, NY, 1.42%, 10/27/09	5,000,000
5,000,000	Intesa SanPaolo SpA, NY, 0.52%, 10/20/09	5,000,000
5,000,000	Intesa SanPaolo SpA, NY, 0.60%, 12/11/09	5,000,000
10,000,000	Intesa SanPaolo SpA, NY, 0.49%, 1/11/10	10,000,000
7,000,000	Lloyds TSB Bank PLC, NY, 0.44%, 10/23/09	7,000,000
18,000,000	Lloyds TSB Bank PLC, NY, 0.44%, 10/23/09	18,000,000
12,000,000	Lloyds TSB Bank PLC, NY, 0.42%, 11/4/09	12,000,000
5,500,000	Rabobank Nederland NV, 0.50%, 11/30/09	5,500,000
10,000,000	Rabobank Nederland NV, 0.40%, 2/5/10	10,000,000
15,000,000	Rabobank Nederland NV, 0.48%, 5/4/10(a)	15,000,000
10,000,000	Rabobank Nederland NV, 0.29%, 6/25/10(a)	10,000,000
10,000,000	Royal Bank of Scotland PLC, NY, 0.50%, 10/9/09	10,000,000
20,000,000	Royal Bank of Scotland PLC, NY, 0.48%, 11/3/09	20,000,000
5,000,000	Royal Bank of Scotland PLC, NY, 0.35%, 12/7/09	5,000,000
15,000,000	Societe Generale, NY, 0.53%, 1/7/10	15,000,000
10,000,000	Societe Generale, NY, 0.52%, 1/8/10	10,000,000
12,000,000	Svenska Handelsbanken AB, NY, 0.83%, 11/9/09	12,000,130
15,000,000	Svenska Handelsbanken AB, NY, 0.62%, 11/30/09	15,000,125
6,000,000	UBS AG, NY, 0.60%, 10/8/09	6,000,000
10,000,000	UBS AG, NY, 0.59%, 10/16/09	10,000,000
20,000,000	UBS AG, NY, 0.57%, 11/3/09	20,000,000
5,000,000	UBS AG, NY, 0.40%, 11/23/09	5,000,000
5,000,000	UBS AG, NY, 0.36%, 1/6/10	5,000,000

Total Certificates of Deposit (Cost $356,775,506)		356,775,506

Commercial Paper (45.0%)(b):
Asset Backed Securities (32.0%):
13,415,000	Antalis U.S. Funding Corp., 0.27%, 10/26/09(c)	13,412,485
20,000,000	Atlantis One Funding Corp., 0.36%, 10/2/09(c)	19,999,800
10,000,000	Atlantis One Funding Corp., 0.31%, 11/6/09(c)	9,996,900
5,000,000	Atlantis One Funding Corp., 0.27%, 11/12/09(c)	4,998,425
5,000,000	Cancara Assett Securitisation LLC, 0.26%, 10/9/09(c)	4,999,711
10,000,000	Cancara Assett Securitisation LLC, 0.32%, 10/26/09(c)	9,997,778
4,140,000	Cancara Assett Securitisation LLC, 0.30%, 11/10/09(c)	4,138,620
10,000,000	Ciesco LLC, 0.28%, 10/21/09(c)	9,998,444
35,000,000	Clipper Receivables Co. LLC, 0.14%, 10/1/09(c)	35,000,000
10,000,000	CRC Funding LLC, 0.25%, 11/10/09(c)	9,997,222
10,000,000	Erasmus Capital Corp., 0.24%, 10/9/09(c)	9,999,467
10,000,000	Erasmus Capital Corp., 0.26%, 11/2/09(c)	9,997,689
5,000,000	Gotham Funding Corp., 0.24%, 10/13/09(c)	4,999,600
10,000,000	Govco LLC, 0.27%, 10/1/09(c)	10,000,000
5,000,000	Manhattan Asset Funding Co. LLC, 0.26%, 10/14/09(c)	4,999,530
10,000,000	Nieuw Amsterdam Receivables Corp., 0.40%, 10/8/09(c)	9,999,222
1,000,000	Nieuw Amsterdam Receivables Corp., 0.38%, 10/16/09(c)	999,842
10,000,000	Nieuw Amsterdam Receivables Corp., 0.36%, 10/22/09(c)	9,997,900
6,000,000	Nieuw Amsterdam Receivables Corp., 0.36%, 10/23/09(c)	5,998,680
2,000,000	Nieuw Amsterdam Receivables Corp., 0.32%, 11/17/09(c)	1,999,164
9,000,000	Nieuw Amsterdam Receivables Corp., 0.29%, 12/11/09(c)	8,994,852
10,000,000	Romulus Funding Corp., 0.65%, 10/28/09(c)	9,995,125
10,000,000	Romulus Funding Corp., 0.45%, 11/18/09(c)	9,994,000
15,000,000	Scaldis Capital LLC, 0.37%, 10/2/09(c)	14,999,846
10,000,000	Scaldis Capital LLC, 0.35%, 11/2/09(c)	9,996,889
See Notes to Schedule of Portfolio Investments

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

Principal		Fair
Amount		Value
Commercial Paper(b), continued
Asset Backed Securities, continued
$9,978,000	Scaldis Capital LLC, 0.28%, 11/13/09(c)	$9,974,663
6,000,000	Scaldis Capital LLC, 0.28%, 11/23/09(c)	5,997,527
5,000,000	Scaldis Capital LLC, 0.30%, 12/2/09(c)	4,997,417
6,000,000	Societe Generale, NA, 0.42%, 1/27/10	5,991,740
20,000,000	Solitaire Funding LLC, 0.35%, 10/7/09(c)	19,998,833
12,556,000	Solitaire Funding LLC, 0.29%, 10/26/09(c)	12,553,534
12,000,000	Solitaire Funding LLC, 0.30%, 11/16/09(c)	11,995,464

		317,020,369

Commercial Banks (6.1%):
8,000,000	ANZ National International, Ltd., 0.33%, 2/1/10 (c)	7,990,980
15,500,000	Banco Bilbao Vizcaya Argentaria SA, 1.01%, 11/13/09 (c)	15,481,486
10,500,000	DnB NOR Bank ASA, 0.66%, 12/10/09 (c)	10,486,525
12,000,000	DnB NOR Bank ASA, 0.52%, 12/21/09 (c)	11,985,960
5,000,000	NRW. Bank, 0.31%, 12/17/09 (c)	4,996,685
10,000,000	NRW. Bank, 0.30%, 1/11/10 (c)	9,991,500

		60,933,136

Diversified Financial Services (6.9%):
10,000,000	Danske Corp., 0.76%, 11/2/09(c)	9,993,289
12,669,000	Danske Corp., 0.25%, 11/30/09 (c)	12,663,721
15,000,000	Danske Corp., 0.40%, 1/29/10 (c)	14,980,000
10,000,000	Fortis Funding LLC, 0.58%, 10/6/09 (c)	9,999,194
15,000,000	KBC Financial Products International, Ltd., 0.47%, 10/2/09 (c)	14,999,804
6,100,000	Tempo Finance Corp., 0.26%, 10/26/09 (c)	6,098,899

		68,734,907

Total Commercial Paper (Cost $446,688,412)		446,688,412

Corporate Bonds (4.6%)(a):
Commercial Banks (1.7%):
5,600,000	Bank of Montreal, Chicago, 0.77%, 10/5/09(c)	5,600,000
6,635,000	KBC Bank NV, 0.54%, 7/1/11, MTN	6,635,000
4,650,000	Nordea Bank AB, 0.87%, 10/23/09(c)	4,650,000

		16,885,000

Household Products (2.9%):
29,000,000	Procter & Gamble International Funding SCA, 0.48%, 5/7/10	29,000,000

Total Corporate Bonds (Cost $45,885,000)		45,885,000

U.S. Government Agency Mortgages (7.1%):
Federal Home Loan Bank (2.3%)
5,805,000	0.67%, 2/5/10 (a)	5,805,000
6,270,000	0.76%, 2/26/10 (a)	6,270,000
10,600,000	0.39%, 7/9/10 (a)	10,598,362

		22,673,362

Federal Home Loan Mortgage Corporation (3.4%)
6,000,000	0.41%, 7/14/10 (a)	5,998,359
5,030,000	0.39%, 8/24/10 (a)	5,030,194
5,160,000	0.31%, 9/3/10 (a)	5,159,045
18,000,000	0.35%, 5/5/11 (a)	17,992,067

		34,179,665

Federal National Mortgage Association (1.4%)
5,745,000	0.42%, 8/5/10 (a)	5,743,234
8,000,000	0.33%, 5/13/11 (a)	8,002,453

		13,745,687

Total U.S. Government Agency Mortgages (Cost $70,598,714)		70,598,714

U.S. Treasury Obligations (7.3%)(b):
U.S. Treasury Bills (2.5%)
25,000,000	0.61%, 11/19/09	24,979,243
3,000,000	0.12%, 12/31/09	2,999,090
10,000,000	0.14%, 2/18/10	9,994,750
11,000,000	0.55%, 7/1/10	10,954,538
20,500,000	0.39%, 7/15/10	20,437,079
2,500,000	0.47%, 7/29/10	2,490,176

Total U.S. Treasury Obligations (Cost $71,854,876)		71,854,876

Total Investment Securities (Cost $991,802,508)(d)—100.0%		991,802,508
Net other assets (liabilities) — 0.0%		13,410

Net Assets — 100.0%		$991,815,918

Percentages indicated are based on net assets as of September 30, 2009.

LLC	Limited Liability Company

MTN	Medium Term Note

PLC	Public Liability Company

(a)	Variable rate security. The rate presented represents the rate in effect at September 30, 2009. The date presented represents the final maturity date.

(b)	The rate presented represents the effective yield at time of purchase.

(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(d)	Represents cost for financial reporting and federal income tax purposes.
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.5%):
Auto Components (0.4%):
42,000	Minth Group, Ltd.	$37,591

Automobiles (2.6%):
2,100	Honda Motor Co.	63,687
12,100	NISSAN MOTOR Co., Ltd.*	81,276
1,000	Toyota Motor Corp.	39,362
675	Volkswagen AG, Preferred Shares	77,929

		262,254

Beverages (1.4%):
802	Anheuser-Busch InBev NV	36,668
1,660	Coca-Cola Hellenic Bottling Co. SA	44,227
16,000	Tsingtao Brewery Co., Ltd., Class H	60,387

		141,282

Capital Markets (4.3%):
4,927	Credit Suisse Group AG, Registered Shares	274,317
5,500	Nomura Holdings, Inc.	33,606
14,880	Tullet Prebon plc	93,104
2,196	UBS AG, Registered Shares*	40,261

		441,288

Chemicals (2.8%):
284	Linde AG	30,890
18,000	Nippon Soda Co., Ltd.	75,491
2,100	NITTO DENKO Corp.	63,883
98	Syngenta AG, Registered Shares	22,505
4,000	Tokuyama Corp.	29,223
25,000	Ube Industries, Ltd.	65,476

		287,468

Commercial Banks (13.1%):
2,689	Australia & New Zealand Banking Group, Ltd.	57,630
19,217	Banco Santander SA	310,436
38,000	Bank of Communications Co., Ltd., Class H	45,959
24,646	Barclays plc*	145,635
2,634	BNP Paribas, Inc.	210,653
40,000	BOC Hong Kong Holdings, Ltd.	87,457
4,521	Commonwealth Bank of Australia	205,520
10,982	HSBC Holdings plc	125,700
11,600	Mitsubishi UFJ Financial Group, Inc.	62,062
7,000	Sumitomo Trust & Banking Co., Ltd. (The)	36,808
4,000	United Overseas Bank, Ltd.	47,332

		1,335,192

Commercial Services & Supplies (0.9%):
9,107	Securitas AB, B Shares	88,015

Computers & Peripherals (1.5%):
19,000	Fujitsu, Ltd.	123,078
44,000	TPV Technology, Ltd.	27,259

		150,337

Construction & Engineering (2.4%):
911	Bilfinger Berger AG	63,350
6,073	Downer EDI, Ltd.	43,625
1,306	Leighton Holdings, Ltd.	41,513
2,000	NIPPO Corp.	16,261
50,000	Rotary Engineering, Ltd.	40,524
633	Vinci SA	35,872

		241,145

Construction Materials (0.3%):
44,000	China Shanshui Cement Group, Ltd.	32,651

Containers & Packaging (0.3%):
2,450	Huhtamaki OYJ	31,204

Distributors (1.2%):
7,000	Jardine Cycle & Carriage, Ltd.	120,061

Diversified Financial Services (0.7%):
22,071	Challenger Financial Services Group, Ltd.	66,016

Diversified REIT (0.4%):
369	Fonciere des Regions SA	42,986

Diversified Telecommunication Services (4.6%):
2,795	France Telecom SA	74,755
5,500	Koninklijke KPN NV	91,265
1,200	Nippon Telegraph and Telephone Corp.	55,403
3,300	Tele2 AB, B Shares	43,881
7,208	Telefonica SA	198,938

		464,242

Electric Utilities (4.3%):
2,328	E.ON AG	99,186
32,541	Enel SpA	206,634
76,000	Huadian Power International Corp., Ltd., Class H*	24,392
4,200	Kansai Electric Power Co., Inc. (The)	101,508

		431,720

Electrical Equipment (1.2%):
6,254	ABB, Ltd., Registered Shares	125,715

Electronic Equipment Instruments & Components (1.6%):
34,000	Digital China Holdings, Ltd.	32,387
2,400	Hosiden Corp.	32,460
4,000	Nippon Electric Glass Co., Ltd.	36,209
2,000	Taiyo Yuden Co., Ltd.	23,390
4,000	VTech Holdings, Ltd.	34,401

		158,847

Energy Equipment & Services (0.5%):
3,119	Petrofac, Ltd.	49,313

Food & Staples Retailing (0.2%):
4,625	J Sainsbury plc	24,103

Food Products (1.6%):
41,000	Marine Harvest*	29,831
1,297	Nestle SA, Registered Shares	55,346
38,590	Premier Foods plc	25,925
12,000	Wilmar International, Ltd.	53,514

		164,616

Hotels, Restaurants & Leisure (0.3%):
19,607	Marston’s plc	30,556

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Household Durables (0.8%):
8,275	Barratt Developments plc*	$32,515
2,200	Electrolux AB, Series B*	50,480

		82,995

Industrial Conglomerate (1.6%):
1,744	Siemens AG, Registered Shares	162,820

Insurance (5.4%):
1,455	AXA SA	39,367
19,598	Mapfre SA	87,698
13,248	Prudential plc	127,469
3,988	SCOR SE	109,041
4,914	Suncorp-Metway, Ltd.	38,305
595	Zurich Financial Services AG	141,841

		543,721

IT Services (1.8%):
2,560	Groupe Steria SCA	91,057
5,000	INES Corp.	42,382
22,307	Logica plc	46,424

		179,863

Leisure Equipment & Products (0.5%):
4,800	Heiwa Corp.	52,774

Machinery (2.5%):
1,962	GEA Group AG	41,164
98,000	Hi-P International, Ltd.	49,555
6,000	Komatsu, Ltd.	111,435
10,000	Weichai Power Co., Ltd., Class H	52,240

		254,394

Media (2.7%):
4,970	Pearson plc	61,230
5,996	ProSiebenSat.1 Media AG	65,643
8,800	Trinity Mirror plc	24,233
3,905	Vivendi	121,081

		272,187

Metals & Mining (5.4%):
1,316	Anglo American plc*	41,886
4,221	Antofagasta plc	51,181
3,264	BHP Billiton, Ltd.	107,836
3,521	Eurasian Natural Resource Corp.	49,275
3,274	Kazakhmys plc	56,391
13,108	OneSteel, Ltd.	34,810
4,000	Sumitomo Metal & Mining Co., Ltd.	65,143
2,360	ThyssenKrupp AG	81,692
4,203	Xstrata plc*	61,888

		550,102

Multi-Utilities (1.1%):
1,179	RWE AG	109,993

Multiline Retail (2.6%):
21,784	David Jones, Ltd.	111,664
20,076	Marks & Spencer plc	116,332
296	Pinault Printemps Redoute	37,987

		265,983

Office Electronics (0.3%):
800	Canon, Inc.	32,008

Oil, Gas & Consumable Fuels (7.8%):
2,843	BG Group plc	49,470
13,298	BP plc	117,762
4,689	Eni SpA	117,387
4,500	Nippon Mining Holdings, Inc.	21,928
2,754	Repsol YPF SA	75,026
6,488	Royal Dutch Shell plc, B Shares	180,223
3,284	Total SA	195,483
2,174	Tullow Oil plc	39,267

		796,546

Paper & Forest Products (1.4%):
10,400	Svenska Cellulosa AB, B Shares	141,264

Pharmaceuticals (7.0%):
1,445	AstraZeneca plc	64,779
7,402	GlaxoSmithKline plc	145,634
2,000	KYORIN Co., Ltd	33,982
915	Novartis AG, Registered Shares	45,947
989	Roche Holding AG	160,143
3,082	Sanofi-Aventis	226,246
700	Teva Pharmaceutical Industries, Ltd., ADR	35,392

		712,123

Real Estate Management & Development (1.6%):
48,000	Allgreen Properties, Ltd.	38,079
64,000	Shun Tak Holdings, Ltd.	48,292
6,500	Swire Pacific, Ltd., Class A	76,111

		162,482

Software (0.3%):
1,100	Square Enix Holdings Co., Ltd.	29,793

Specialty Retail (1.9%):
2,400	K’s Holdings Corp.	80,613
32,260	Kingfisher plc	109,811

		190,424

Textiles, Apparel & Luxury Goods (0.3%):
24,000	Anta Sports Products, Ltd.	29,650

Tobacco (1.7%):
5,601	British American Tobacco plc	176,002

Trading Companies & Distributors (2.6%):
7,000	Itochu Corp.	45,922
10,000	Marubeni Corp.	50,116
2,000	Mitsui & Co., Ltd.	26,034
64,000	Noble Group, Ltd.	110,273
16,800	Sojitz Corp.	31,669

		264,014

Wireless Telecommunication Services (1.6%):
16	KDDI Corp.	90,015
33,240	Vodafone Group plc	74,593

		164,608

Total Common Stocks (Cost $8,189,745)		9,900,348

Rights (0.1%):
Commercial Banks (0.0%):
2,634	BNP Paribas*	5,704

Total Rights (Cost $—)		5,704

Investment Company (0.9%):
91,576	Dreyfus Treasury Prime Cash Management, 0.00%(a)	91,576

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

Fair
Shares	Value
Investment Company, continued
Total Investment Company (Cost $91,576)	91,576

Total Investment Securities (Cost $8,281,321)(b)—98.5%	9,997,628
Net other assets (liabilities) — 1.5%	156,151

Net Assets — 100.0%	$10,153,779

Percentages indicated are based on net assets as of September 30, 2009.

*	Non-income producing security.

ADR	American Depository Receipt

PLC	Public Liability Company

(a)	The rate presented represents the effective yield at September 30, 2009.

(b)	Cost for federal income tax purposes is $8,902,944. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$1,786,310
Unrealized depreciation	(691,626)

Net unrealized appreciation	$1,094,684

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2009:

Country	Percentage
United Kingdom	20.9%
Japan	16.5%
France	11.9%
Switzerland	9.3%
Germany	7.3%
Australia	7.1%
Spain	6.7%
Hong Kong	5.8%
Singapore	3.5%
Italy	3.2%
Sweden	3.2%
United States	1.2%
Netherlands	0.9%
Kazakstan	0.5%
Belgium	0.4%
Greece	0.4%
Israel	0.4%
Finland	0.3%
Norway	0.3%
China	0.2%
Total	100.0%

As of September 30, 2009 the Fund’s open foreign currency exchange contracts were as follows:

				Unrealized
				Appreciation/
Long Contracts	Delivery Date	Contract Amount	Fair Value	(Depreciation)
Receive 53,456 European Euro in exchange for U.S. Dollars	10/2/09	$78,195	$78,217	$22
Receive 5,657,158 Japanese Yen in exchange for U.S. Dollars	10/2/09	62,704	63,031	327
Receive 43,597 Swiss Franc in exchange for U.S. Dollars	10/5/09	42,058	42,084	26

				$375

				Unrealized
				Appreciation/
Short Contracts	Delivery Date	Contract Amount	Fair Value	(Depreciation)
Deliver 51,835 British Sterling Pound in exchange for U.S. Dollars	10/5/09	$82,867	$82,825	$42
Deliver 33,594 European Euros in exchange for U.S. Dollars	10/5/09	49,149	49,156	(7)
Deliver 1,417,375 Japanese Yen in exchange for U.S. Dollars	10/1/09	15,775	15,792	(17)
Deliver 2,798,474 Japanese Yen in exchange for U.S. Dollars	10/2/09	31,019	31,181	(162)
Deliver 1,445,259 Japanese Yen in exchange for U.S. Dollars	10/5/09	16,100	16,104	(4)
Deliver 41,183 Norwegian Krone in exchange for U.S. Dollars	10/1/09	7,052	7,133	(81)
Deliver 71,789 Norwegian Krone in exchange for U.S. Dollars	10/2/09	12,262	12,434	(172)

				$(401)

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.1%):
Airline (1.0%):
52,400	Lan Airlines SA, ADR	$690,632

Beverages (4.7%):
40,600	Coca-Cola Femsa S.A.B. de C.V. ADR	1,952,860
22,300	Diageo PLC, ADR	1,371,227

		3,324,087

Chemicals (1.7%):
24,800	Agrium, Inc.	1,234,792

Commercial Banks (11.4%):
77,500	Australia And New Zealand Banking Group, Ltd., ADR	1,660,825
91,500	Banco Bilbao Vaizcaya-Argentaria SA, ADR	1,632,360
42,600	Bancolombia SA, ADR	1,828,818
23,000	HSBC Holdings PLC, ADR	1,319,050
24,500	Toronto-Dominion Bank (The)	1,579,025

		8,020,078

Commercial Services & Supplies (2.0%):
29,700	Canadian Pacific Railway, Ltd.	1,388,475

Communications Equipment (1.0%):
47,700	Nokia Corp., ADR	697,374

Construction Materials (2.0%):
51,100	CRH PLC, ADR	1,417,514

Containers & Packaging (2.1%):
77,200	Amcor, Ltd., ADR	1,464,484

Diversified Telecommunication Services (4.9%):
72,500	France Telecom SA, ADR	1,951,700
78,500	Tele Norte Leste Participacoes SA, ADR	1,475,015

		3,426,715

Electric Utilities (3.1%):
122,700	Companhia Paranaense de Energia-Copel, ADR	2,163,201

Energy Equipment & Services (2.2%):
42,600	Tenaris SA, ADR	1,517,412

Food & Staples Retailing (2.8%):
28,400	Delhaize Group, ADR	1,970,960

Food Products (2.2%):
54,800	Unilever PLC, ADR	1,571,664

Health Care Equipment & Supplies (2.0%):
32,300	Covidien plc	1,397,298

Hotels, Restaurants & Leisure (1.9%):
219,700	Compass Group PLC, ADR	1,357,746

Industrial Conglomerate (2.0%):
15,200	Siemens AG, ADR	1,412,992

Insurance (8.0%):
89,000	Axa, ADR	2,407,450
43,200	Axis Capital Holdings, Ltd.	1,303,776
34,800	RenaissanceRe Holdings, Ltd.	1,905,648

		5,616,874

IT Services (1.0%):
18,100	Accenture plc, Class A	674,587

Media (2.8%):
156,500	Pearson PLC, ADR	1,945,295

Metals & Mining (3.1%):
13,800	POSCO, ADR	1,434,372
67,400	Yamana Gold, Inc.	721,854

		2,156,226

Multi-Utilities (0.7%):
35,600	United Utilities Group PLC, ADR	520,828

Multiline Retail (0.9%):
54,900	Marks & Spencer PLC, ADR	634,095

Oil, Gas & Consumable Fuels (14.1%):
55,800	Nexen, Inc.	1,259,406
31,700	Petroleo Brasileiro SA, ADR	1,455,030
33,400	Royal Dutch Shell PLC, ADR	1,910,146
53,100	Sasol Ltd., ADR	2,024,172
85,900	StatoilHydro ASA, ADR	1,936,186
42,700	TransCanada Corp.	1,324,554

		9,909,494

Pharmaceuticals (6.7%):
45,700	AstraZeneca PLC, ADR	2,054,215
51,600	GlaxoSmithKline PLC, ADR	2,038,716
12,100	Teva Pharmaceutical Industries, Ltd., ADR	611,776

		4,704,707

Semiconductors & Semiconductor Equipment (0.9%):
88,200	Siliconware Precision Industries Co., ADR	633,276

Software (1.0%):
14,000	SAP AG, ADR	684,180

Tobacco (2.0%):
21,900	British American Tobacco PLC, ADR	1,385,175

Trading Companies & Distributors (1.8%):
4,900	Mitsui & Co., Ltd., ADR*	1,276,156

Water Utilities (4.1%):
75,500	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	2,863,715

Wireless Telecommunication Services (3.0%):
78,000	SK Telecom Co., Ltd., ADR	1,361,100
42,000	Turkcell Iletisim Hizmetleri AS, ADR	750,540

		2,111,640

Total Common Stocks (Cost $54,347,482)		68,171,672

Investment Company (2.7%):
1,894,688	Dreyfus Treasury Prime Cash Management, 0.00%(a)	1,894,688

Total Investment Company (Cost $1,894,688)		1,894,688

Total Investment Securities (Cost $56,242,170)(b)—99.8%		70,066,360
Net other assets (liabilities) — 0.2%		113,264

Net Assets — 100.0%		$70,179,624

Percentages indicated are based on net assets as of September 30, 2009.

*	Non-income producing security.

ADR	American Depository Receipt

PLC	Public Liability Company

(a)	The rate presented represents the effective yield at September 30, 2009.

(b)	Cost for federal income tax purposes $56,242,170. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$13,927,581
Unrealized depreciation	(103,391)

Net unrealized appreciation	$13,824,190

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2009:

Country	Percentage
United Kingdom	22.8%
Brazil	11.4%
Canada	10.7%
France	6.2%
Ireland	5.0%
Bermuda	4.6%
Australia	4.5%
Korea	4.0%
Germany	3.0%
South Africa	2.9%
Belgium	2.8%
Mexico	2.8%
Norway	2.8%
United States	2.7%
Colombia	2.6%
Spain	2.3%
Luxembourg	2.2%
Japan	1.8%
Turkey	1.1%
Chile	1.0%
Finland	1.0%
Israel	0.9%
Taiwan	0.9%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.6%):
Aerospace & Defense (1.8%):
52,955	Aerovironment, Inc.*	$1,487,506
25,055	TransDigm Group, Inc.*	1,247,990

		2,735,496

Air Freight & Logistics (1.1%):
53,221	Atlas Air Worldwide Holdings, Inc.*	1,701,475

Airlines (2.5%):
369,738	AirTran Holdings, Inc.*	2,310,862
31,461	Copa Holdings SA, Class A	1,399,700

		3,710,562

Auto Components (1.0%):
119,690	Federal-Mogul Corp.*	1,444,658

Biotechnology (1.7%):
64,547	Cubist Pharmaceuticals, Inc.*	1,303,849
86,450	Isis Pharmaceuticals, Inc.*	1,259,577

		2,563,426

Commercial Services & Supplies (9.8%):
358,715	AerCap Holdings NV*	3,253,545
118,174	American Public Education*	4,105,365
33,398	Athenahealth, Inc.*	1,281,481
82,500	FTI Consulting, Inc.*	3,515,325
259,414	Innerworkings, Inc.*	1,281,505
76,900	Monster Worldwide, Inc.*	1,344,212

		14,781,433

Communications Equipment (0.7%):
48,875	Neutral Tandem, Inc.*	1,112,395

Diversified Financial Services (2.2%):
345,355	GLG Partners, Inc.	1,391,781
21,025	Greenhill & Co., Inc.	1,883,419

		3,275,200

Diversified Telecommunication Services (0.9%):
99,914	Switch & Data Facilities Co., Inc.*	1,359,830

Electric Utilities (0.8%):
37,575	EnerNOC, Inc.*	1,245,987

Electronic Equipment Instruments & Components (1.2%):
66,631	DTS, Inc.*	1,824,357

Food Products (1.8%):
436,337	Smart Balance, Inc.*	2,679,109

Health Care Equipment & Supplies (4.5%):
101,600	Masimo Corp.*	2,661,920
57,732	NuVasive, Inc.*	2,410,888
57,687	Thoratec Corp.*	1,746,186

		6,818,994

Health Care Providers & Services (2.5%):
42,000	Amedisys, Inc.*	1,832,460
59,273	IPC The Hospitalist Co.*	1,864,136

		3,696,596

Health Care Technology (1.2%):
129,613	Phase Forward, Inc.*	1,819,767

Hotels, Restaurants & Leisure (7.4%):
43,979	BJ’s Restaurants, Inc.*	659,245
33,780	Buffalo Wild Wings, Inc.*	1,405,586
85,982	Life Time Finess, Inc.*	2,411,795
248,281	Orient-Express Hotel Ltd., Class A	2,857,714
269,194	Pinnacle Entertainment, Inc.*	2,743,087
102,975	Texas Roadhouse, Inc., Class A*	1,093,595

		11,171,022

Household Durables (0.3%):
23,784	Tempur-Pedic International, Inc.*	450,469

Internet Software & Services (3.8%):
190,976	Ariba, Inc.*	2,215,321
36,809	VistaPrint NV*	1,868,057
93,325	Websense, Inc.*	1,567,860

		5,651,238

IT Services (2.7%):
216,477	Bluephoenix Solutions, Ltd.*	820,448
269,921	Sapient Corp.*	2,170,165
42,175	Stanley, Inc.*	1,084,741

		4,075,354

Machinery (2.2%):
90,450	Terex Corp.*	1,875,028
159,601	Titan International, Inc.	1,420,449

		3,295,477

Metals & Mining (0.9%):
22,275	Walter Energy, Inc.	1,337,837

Oil, Gas & Consumable Fuels (10.6%):
79,692	Carrizo Oil & Gas, Inc.*	1,951,657
40,425	Comstock Resources, Inc.*	1,620,234
193,975	Petrohawk Energy Corp.*	4,696,135
351,550	PetroQuest Energy, Inc.*	2,281,559
345,972	Quicksilver Resources, Inc.*	4,909,343
34,697	SandRidge Energy, Inc.*	449,673

		15,908,601

Pharmaceuticals (9.7%):
70,521	AMAG Pharmaceuticals, Inc.*	3,080,357
246,836	BioMarin Pharmaceutical, Inc.*	4,462,795
491,729	Cardiome Pharma Corp.*	2,129,187
619,995	Durect Corp.*	1,655,387
265,500	POZEN, Inc.*	1,954,080
25,550	United Therapeutics Corp.*	1,251,694

		14,533,500

Real Estate Investment Trusts (REITs) (0.7%):
72,700	Redwood Trust, Inc.	1,126,850

Road & Rail (2.3%):
133,846	Celadon Group, Inc.*	1,513,798
37,175	Genesee & Wyoming, Inc., Class A*	1,127,146
99,001	Vitran Corp., Inc.*	892,989

		3,533,933

Semiconductors & Semiconductor Equipment (8.6%):
57,028	Advanced Energy Industries, Inc.*	812,079
56,095	Atheros Communications*	1,488,200
99,640	FormFactor, Inc.*	2,383,389
42,180	Netlogic Microsystems, Inc.*	1,898,100
473,514	Teradyne, Inc.*	4,380,004
172,195	Verigy, Ltd.*	2,000,906

		12,962,678

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Software (5.9%):
28,009	Concur Technologies, Inc.*	$1,113,638
77,100	NetSuite, Inc.*	1,179,630
27,000	Quality Systems, Inc.	1,662,390
99,580	Rosetta Stone, Inc.*	2,286,357
52,915	Taleo Corp., Class A, Class A*	1,197,995
49,764	Ultimate Software Group, Inc.*	1,429,222

		8,869,232

Specialty Retail (2.9%):
65,198	Lululemon Athletica, Inc.*	1,483,254
101,880	Titan Machinery, Inc.*	1,275,538
93,440	Ulta Salon, Cosmetics & Fragrance, Inc.*	1,542,694

		4,301,486

Textiles, Apparel & Luxury Goods (2.0%):
127,700	Iconix Brand Group, Inc.*	1,592,419
50,475	Under Armour, Inc.*	1,404,719

		2,997,138

Thrifts & Mortgage Finance (1.9%):
386,650	MGIC Investment Corp.*	2,865,077

Transportation Infrastructure (3.0%):
198,216	Aegean Marine Petroleum Network, Inc.	4,459,860

Total Common Stocks (Cost $126,201,472)		148,309,037

Investment Company (1.5%):
2,264,487	Dreyfus Treasury Prime Cash Management, 0.00% (a)	2,264,487

Total Investment Company (Cost $2,264,487)		2,264,487

Total Investment Securities (Cost $128,465,959)(b)—100.1%		150,573,524
Net other assets (liabilities) — (0.1)%		(142,364)

Net Assets — 100.0%		$150,431,160

Percentages indicated are based on net assets as of September 30, 2009.

*	Non-income producing security.

(a)	The rate presented represents the effective yield at September 30, 2009.

(b)	Cost for federal income tax purposes is $139,191,609. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$30,029,100
Unrealized depreciation	(18,647,185)

Net unrealized appreciation	$11,381,915

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2009:

Country	Percentage
United States	86.5%
Singapore	1.3%
Panama	0.9%
Netherlands	2.2%
Greece	3.0%
Canada	3.0%
Bermuda	3.1%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.5%):
Aerospace & Defense (3.9%):
11,340	Boeing Co. (The)	$614,061
45,600	Empresa Brasileira de Aeronautica SA, ADR*	1,046,064
72,380	European Aeronautic Defence & Space Co. NV	1,626,251
9,410	Lockheed Martin Corp.	734,733
22,100	Raytheon Co.	1,060,137

		5,081,246

Air Freight & Logistics (1.0%):
47,639	TNT NV	1,280,611

Automobiles (1.4%):
19,000	Bayerische Motoren Werke AG (BMW)	915,966
26,546	Bayerische Motoren Werke AG (BMW), Preferred Shares	876,988

		1,792,954

Beverages (3.5%):
18,990	Companhia de Bebidas das Americas, ADR, Preferred Shares	1,562,117
49,714	Diageo plc	763,561
397,500	Fomento Economico Mexicano, SAB de CV	1,513,711
195,990	Grupo Modelo, SA de CV, Series C*	729,934

		4,569,323

Biotechnology (1.1%):
17,400	InterMune, Inc.*	277,182
11,000	Regeneron Pharmaceuticals, Inc.*	212,300
38,200	Seattle Genetics, Inc.*	535,946
28,400	Theravance, Inc.*	415,776

		1,441,204

Building Products (1.5%):
123,600	Assa Abloy AB, Class B	2,006,744

Capital Markets (3.9%):
129,634	3i Group plc	598,397
55,806	Credit Suisse Group AG, Registered Shares	3,107,076
76,574	UBS AG, Registered Shares*	1,403,882

		5,109,355

Chemicals (0.3%):
3,088	Linde AG	335,875

Commercial Banks (3.6%):
7,200	HDFC Bank, Ltd.	247,012
192,419	HSBC Holdings plc	2,210,199
13,282	Societe Generale	1,070,167
33,050	Sumitomo Mitsui Financial Group, Inc.	1,144,301

		4,671,679

Commercial Services & Supplies (0.8%):
20,400	SECOM Co., Ltd.	1,022,595

Communications Equipment (8.0%):
85,170	Corning, Inc.	1,303,953
108,670	Juniper Networks, Inc.*	2,936,263
33,680	Tandberg ASA	808,035
534,770	Telefonaktiebolaget LM Ericsson, B Shares	5,366,546

		10,414,797

Consumer Finance (1.0%):
144,600	SLM Corp.*	1,260,912

Diversified Financial Services (1.1%):
79,653	Investor AB, B Shares	1,456,520

Electric Utilities (0.9%):
47,300	Fortum OYJ	1,214,188

Electrical Equipment (0.8%):
24,200	Emerson Electric Co.	969,936
5,100	Prysmian SpA	95,851

		1,065,787

Electronic Equipment Instruments & Components (3.9%):
52,100	HOYA Corp.	1,222,226
4,733	Keyence Corp.	1,006,532
8,100	KYOCERA Corp.	744,848
29,200	Murata Manufacturing Co., Ltd.	1,376,669
8,700	Nidec Corp.	705,539

		5,055,814

Energy Equipment & Services (2.6%):
27,740	Technip-Coflexip SA	1,775,502
19,372	Transocean, Ltd.*	1,656,887

		3,432,389

Food & Staples Retailing (2.9%):
21,885	Seven & I Holdings Co., Ltd.	521,748
234,663	Tesco plc	1,501,308
35,100	Wal-Mart Stores, Inc.	1,723,059

		3,746,115

Food Products (2.6%):
108,465	Cadbury plc	1,391,732
19,008	Nestle SA, Registered Shares	811,112
41,972	Unilever plc	1,198,739

		3,401,583

Health Care Providers & Services (1.8%):
51,000	Aetna, Inc.	1,419,330
20,200	WellPoint, Inc.*	956,672

		2,376,002

Hotels, Restaurants & Leisure (3.5%):
26,765	Aristocrat Leisure, Ltd.	123,252
61,600	Carnival Corp.	2,050,048
9,850	International Game Technology	211,578
4,000	Lottomatica SpA	89,653
31,900	McDonald’s Corp.	1,820,533
32,100	Shuffle Master, Inc.*	302,382

		4,597,446

Household Durables (1.5%):
68,900	Sony Corp.	2,015,610

Household Products (2.3%):
22,000	Colgate-Palmolive Co.	1,678,160
26,383	Reckitt Benckiser Group plc	1,289,176

		2,967,336

Industrial Conglomerates (5.1%):
25,000	3M Co.	1,845,000
58,400	Koninklijke Philips Electronics NV	1,423,405
35,619	Siemens AG, Registered Shares	3,325,399
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued
		6,593,804

Insurance (3.2%):
34,900	AFLAC, Inc.	$1,491,626
144,810	Prudential plc	1,393,330
76,400	XL Capital, Ltd., Class A	1,333,944

		4,218,900

Internet Software & Services (2.0%):
112,400	eBay, Inc.*	2,653,764

IT Services (1.3%):
43,300	Automatic Data Processing, Inc.	1,701,690

Machinery (0.5%):
6,600	Fanuc, Ltd.	589,772

Media (3.4%):
80,570	Dish TV India, Ltd.*	75,094
80,200	Grupo Televisa SA, ADR	1,490,918
673,300	Sirius XM Radio, Inc.*	427,545
67,800	Walt Disney Co. (The)	1,861,788
108,500	Zee Telefilms, Ltd.	535,715

		4,391,060

Oil, Gas & Consumable Fuels (2.2%):
35,020	Husky Energy, Inc.	986,083
31,550	Total SA	1,878,038

		2,864,121

Pharmaceuticals (4.1%):
1,575	Basilea Pharmaceutica AG*	158,828
7,453	Bayer AG	518,650
12,172	NicOx SA*	158,512
19,482	Roche Holding AG	3,154,603
17,755	Sanofi-Aventis	1,303,373
4,100	Schering Plough Corp.	115,825

		5,409,791

Semiconductors & Semiconductor Equipment (4.4%):
66,500	Altera Corp.	1,363,915
19,000	Linear Technology Corp.	524,970
67,600	Maxim Integrated Products, Inc.	1,226,264
79,597	MediaTek, Inc.	1,328,584
665,309	Taiwan Semiconductor Manufacturing Co., Ltd.	1,336,492

		5,780,225

Software (9.2%):
48,400	Adobe Systems, Inc.*	1,599,136
53,986	Infosys Technologies, Ltd.	2,584,586
75,800	Intuit, Inc.*	2,160,300
96,700	Microsoft Corp.	2,503,563
3,100	Nintendo Co., Ltd.	792,795
48,156	SAP AG	2,365,286

		12,005,666

Specialty Retail (2.6%):
27,800	Industria de Diseno Textil SA	1,596,459
45,500	Tiffany & Co.	1,753,115

		3,349,574

Textiles, Apparel & Luxury Goods (3.9%):
96,600	Bulgari SpA	$747,673
57,824	Burberry Group plc	465,613
27,630	LVMH Moet Hennessy Louis Vuitton SA	2,782,303
16,100	Tod’s SPA	1,100,807

		5,096,396

Wireless Telecommunication Services (2.7%):
285	KDDI Corp.	1,603,398
41,500	Turkcell Iletisim Hizmetleri AS, ADR	741,605
548,575	Vodafone Group plc	1,231,043

		3,576,046

Total Common Stocks (Cost $118,014,672)		128,546,894

Convertible Bonds (0.1%):
Pharmaceuticals (0.1%):
$155,000	Theravance, Inc., 3.00%, 1/15/15	131,169

Total Convertible Bonds (Cost $155,000)		131,169

Rights (0.0%):
Communications Equipment (0.0%):
140,937	Wire and Wireless India, Ltd.*	9,083

Total Rights (Cost $—)		9,083

Investment Company (0.9%):
1,198,629	Dreyfus Treasury Prime Cash Management, 0.00%(a)	1,198,629

Total Investment Company (Cost $1,198,629)		1,198,629

Total Investment Securities (Cost $119,368,301)(b)—99.5%		129,885,775
Net other assets (liabilities) — 0.5%		678,014

Net Assets — 100.0%		$130,563,789

Percentages indicated are based on net assets as of September 30, 2009.

*	Non-income producing security.

ADR	American Depository Receipt

PLC	Public Liability Company

(a)	The rate presented represents the effective yield at September 30, 2009.

(b)	Cost for federal income tax purposes is $128,917,303. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$18,794,484
Unrealized depreciation	(17,826,012)

Net unrealized appreciation	$968,472

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2009:

Country	Percentage
United States	31.5%
Japan	9.8%
United Kingdom	9.3%
Switzerland	7.9%
France	6.9%
Sweden	6.8%
Germany	6.4%
Netherlands	3.3%
Mexico	2.9%
India	2.7%
Taiwan	2.1%
Brazil	2.0%
Italy	1.6%
Panama	1.6%
Spain	1.2%
Cayman Islands	1.0%
Finland	0.9%
Canada	0.8%
Norway	0.6%
Turkey	0.6%
Australia	0.1%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (95.6%):
Aerospace & Defense (1.2%):
190,000	Empresa Brasileira de Aeronautica SA, ADR*	$1,094,112
28,942	European Aeronautic Defence & Space Co. NV	650,275

		1,744,387

Air Freight & Logistics (0.2%):
48,721	Toll Holdings, Ltd.	364,675

Automobiles (1.8%):
7,898	Bayerische Motoren Werke AG (BMW)	380,753
39,574	Honda Motor Co.	1,200,162
27,900	Toyota Motor Corp.	1,098,214

		2,679,129

Beverages (2.4%):
347,991	C&C Group plc	1,479,672
14,550	Heineken NV	671,212
17,345	Pernod Ricard SA	1,379,422

		3,530,306

Biotechnology (2.1%):
62,600	CSL, Ltd.	1,842,315
60,000	Grifols SA	1,143,391
5,094,400	Proteome Systems, Ltd.*	103,750

		3,089,456

Capital Markets (6.1%):
167,007	3i Group plc	770,913
630,640	Collins Stewart plc	761,333
32,954	Credit Suisse Group AG, Registered Shares	1,834,759
21,957	Deutsche Bank AG, Registered Shares	1,702,431
242,635	ICAP plc	1,639,719
10,767	Swissquote Group Holding SA	574,107
290,740	Tullet Prebon plc	1,819,152

		9,102,414

Chemicals (1.0%):
270,570	Filtrona plc	729,798
533	Sika AG-BEARER	720,707

		1,450,505

Commercial Banks (0.5%):
17,800	ICICI Bank, Ltd., ADR	686,368

Commercial Services & Supplies (5.6%):
123,520	Aggreko plc	1,386,861
173,400	BTG plc*	503,229
267,844	Capita Group plc	3,093,388
45,659	De La Rue plc	655,169
146,170	Experian plc	1,229,723
37,500	Prosegur Compania de Seguridad SA	1,492,805

		8,361,175

Communications Equipment (3.6%):
118,900	Tandberg ASA	2,852,595
242,980	Telefonaktiebolaget LM Ericsson, B Shares	2,438,363

		5,290,958

Computers & Peripherals (0.0%):
3,990	Logitech International SA, Registered Shares*	73,023

Construction & Engineering (1.9%):
22,378	Koninklijke Boskalis Westminster NV	765,662
18,669	Leighton Holdings, Ltd.	593,421
57,500	TREVI — Finanziaria Industriale SPA	998,283
8,057	Vinci SA	456,590

		2,813,956

Construction Materials (0.3%):
66,000	James Hardie Industries NV*	454,758

Diversified Consumer Services (0.3%):
47,550	Dignity plc	442,013

Diversified Financial Services (1.7%):
77,437	BinckBank NV	1,373,850
6,500	Housing Development Finance, Ltd.	374,468
293,262	Paragon Group of Cos., plc (The)	706,655
6,212	Reinet Investments SCA*	87,317

		2,542,290

Diversified Telecommunication Services (0.4%):
305,229	BT Group plc	634,821

Electric Utilities (0.3%):
17,500	Fortum OYJ	449,224

Electrical Equipment (3.2%):
135,562	ABB, Ltd., Registered Shares	2,725,007
27,580	Alstom SA	2,016,773

		4,741,780

Electronic Equipment Instruments & Components (5.1%):
60,600	HOYA Corp.	1,421,629
19,161	IBIDEN Co., Ltd.	706,430
7,882	Keyence Corp.	1,676,206
37,200	Nidec Corp.	3,016,789
29,500	Nippon Electric Glass Co., Ltd.	267,043
25,900	Omron Corp.	486,693

		7,574,790

Energy Equipment & Services (1.9%):
339,253	Ceres Power Holdings plc*	1,122,134
16,200	Saipem SpA	487,565
17,940	Technip-Coflexip SA	1,148,252

		2,757,951

Food & Staples Retailing (0.6%):
33,009	Woolworths, Ltd.	850,300

Food Products (3.0%):
21,530	Aryzta AG*	874,528
3,014	Barry Callebaut AG, Registered Shares	1,788,024
18,128	Nestle SA, Registered Shares	773,560
35,450	Unilever plc	1,012,468

		4,448,580

Health Care Equipment & Supplies (7.0%):
957,913	Art Advanced Research Technologies, Inc.(a)	71,593
51,000	DiaSorin SPA	1,717,818
18,390	Essilor International SA	1,048,272
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
10,047	Nobel Biocare Holding AG, Registered Shares	$333,129
149,800	Ortivus AB, Class B*	101,819
83,106	Smith & Nephew plc	744,318
10,183	Sonova Holding AG, Registered Shares	1,028,341
4,437	Straumann Holding AG, Registered Shares	1,153,348
17,690	Synthes, Inc.	2,134,339
20,500	Terumo Corp.	1,122,913
12,300	William Demant Holding A/S*	916,489

		10,372,379

Health Care Providers & Services (1.8%):
213,718	Sonic Healthcare, Ltd.	2,666,350

Hotels, Restaurants & Leisure (1.4%):
30,500	Carnival Corp.	1,015,040
169,180	Enterprise Inns plc	336,893
234,942	William Hill plc	662,458

		2,014,391

Household Durables (0.5%):
14,456	SEB SA	768,329

Household Products (0.6%):
17,428	Reckitt Benckiser Group plc	851,600

Industrial Conglomerates (1.7%):
29,200	Koninklijke Philips Electronics NV	711,702
1,584	Phoenix Mecano AG	634,293
13,212	Siemens AG, Registered Shares	1,233,476

		2,579,471

Insurance (3.0%):
98,890	AMP, Ltd.	566,077
157,186	Prudential plc	1,512,409
110,680	QBE Insurance Group, Ltd.	2,340,624

		4,419,110

Internet Software & Services (1.7%):
55,271	United Internet AG, Registered Shares*	834,813
5,106	Yahoo! Japan Corp.	1,725,274

		2,560,087

IT Services (0.3%):
38,726	Compugroup Holding AG*	440,635

Machinery (2.0%):
152,528	Aalberts Industries NV	2,053,518
11,795	Demag Cranes AG	420,035
14,200	Outotec OYJ	452,890

		2,926,443

Marine (0.3%):
25,200	Tsakos Energy Navigation, Ltd.	394,380

Media (1.7%):
28,901	British Sky Broadcasting Group plc	264,190
34,500	Grupo Televisa SA, ADR	641,355
28,700	Vivendi	889,889
139,000	Zee Telefilms, Ltd.	686,308

		2,481,742

Metals & Mining (3.5%):
77,000	Impala Platinum Holdings, Ltd.	1,808,148
34,565	Rio Tinto plc	1,482,996
93,200	Vale SA, ADR	1,911,532

		5,202,676

Multiline Retail (0.3%):
3,810	Pinault Printemps Redoute	488,955

Office Electronics (1.0%):
35,950	Canon, Inc.	1,438,376

Oil, Gas & Consumable Fuels (3.5%):
114,060	BG Group plc	1,984,720
19,600	BP PLC, ADR	1,043,308
188,700	MaireTecnimont SpA	914,795
22,260	Total SA	1,325,044

		5,267,867

Personal Products (0.3%):
4,990	L’Oreal SA	498,741

Pharmaceuticals (4.8%):
8,200	Astellas Pharma, Inc.	337,009
11,584	GlaxoSmithKline plc	227,916
315,500	Marshall Edwards, Inc.*(b)	306,035
35,661	NeuroSearch A/S*	1,048,970
19,629	NicOx SA*	255,622
667,032	Novogen, Ltd.*	424,222
13,288	Roche Holding AG	2,151,646
12,376	Sanofi-Aventis	908,507
5,712	Santhera Pharmaceuticals*	165,392
29,000	Shionogi & Co., Ltd.	685,016
12,900	Takeda Pharmacuetical Co., Ltd.	537,456

		7,047,791

Real Estate Management & Development (1.2%):
72,400	Solidere, GDR*	1,819,412

Software (7.5%):
157,143	Autonomy Corp. plc*	4,099,714
50,868	Infosys Technologies, Ltd.	2,435,311
5,300	Nintendo Co., Ltd.	1,355,423
144,050	Sage Group plc (The)	537,589
22,630	SAP AG	1,111,522
11,400	Square Enix Holdings Co., Ltd.	308,765
51,783	Temenos Group AG*	1,217,289

		11,065,613

Specialty Retail (1.7%):
10,500	Hennes & Mauritz AB, B Shares	590,220
32,700	Industria de Diseno Textil SA	1,877,850

		2,468,070

Textiles, Apparel & Luxury Goods (4.0%):
169,631	Burberry Group plc	1,365,911
25,150	Compagnie Financiere Richemont SA, Class A	712,339
112,700	Geox SpA	977,084
34,400	Luxottica Group SpA*	891,898
9,570	LVMH Moet Hennessy Louis Vuitton SA	963,686
4,261	Swatch Group AG (The)	1,006,063

		5,916,981

Trading Companies & Distributors (1.7%):
186,409	Bunzl plc	1,890,455
23,911	Wolseley plc*	577,089

		2,467,544

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Wireless Telecommunication Services (0.9%):
132	KDDI Corp.	$742,626
269,766	Vodafone Group plc	605,375

		1,348,001

Total Common Stocks (Cost $127,610,808)		141,587,803

Warrants (0.0%):
Life Sciences Tools & Services (0.0%):
636,800	Tyrian Diagnostics, Ltd.	3,596
Pharmaceuticals (0.0%):
48,545	Marshall Edwards, Inc., Private Equity	20,618
10,000	Marshall Edwards, Inc., Private Equity	33,327

		53,945

Total Warrants (Cost $—)		57,541

Investment Company (4.0%):
5,865,677	Dreyfus Treasury Prime Cash Management, 0.00%(c)	5,865,677

Total Investment Company (Cost $5,865,677)		5,865,677

Total Investment Securities (Cost $133,476,485)(d)—99.6%		147,511,021
Net other assets (liabilities) — 0.4%		580,850

Net Assets — 100.0%		$148,091,871

Percentages indicated are based on net assets as of September 30, 2009.

ADR	American Depository Receipt

GDR	Global Depository Receipt

PLC	Public Liability Company

*	Non-income producing security.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2009, these securities represent 0.0% of the net assets of the Fund.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)	The rate presented represents the effective yield at September 30, 2009.

(d)	Cost for federal income tax purposes is $136,840,349. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$28,288,972
Unrealized depreciation	(17,618,300)

Net unrealized appreciation	$10,670,672

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2009:

Country	Percentage
United Kingdom	22.9%
Japan	12.3%
Switzerland	12.0%
France	8.2%
Australia	6.9%
United States	5.7%
Germany	4.2%
Netherlands	4.2%
Italy	4.1%
Spain	3.1%
India	2.8%
Sweden	2.1%
Brazil	2.0%
Norway	1.9%
Ireland	1.8%
Denmark	1.3%
Lebanon	1.2%
South Africa	1.2%
Panama	0.7%
Finland	0.6%
Mexico	0.4%
Bermuda	0.3%
Luxembourg	0.1%
Canada	0.0%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

Principal		Fair
Amount		Value
Asset Backed Securities (1.8%):
$34,506	ACE Securities Corp Home Equity Loan Trust, Series 06-HE4, Class A2A, 0.31%, 10/25/36(a)+	$22,811
159,337	Amortizing Residential Collateral Trust, Series 01-BC6, Class A, 0.95%, 10/25/31(a)+	109,654
18,368	Asset Backed Funding Certificates, Series 06-HE1, Class A2A, 0.31%, 1/25/37(a)+	16,263
21,014	Asset Backed Securities Corp. Home Equity Loan Trust, Series 04-HE6, Class A1, 0.52%, 9/25/34(a)+	14,802
8,471	Countrywide Asset-Backed Certificates, Series 06-19, Class 2A1, 0.31%, 3/25/37(a)+	8,353
38,414	Countrywide Asset-Backed Certificates, Series 06-21, Class 2A1, 0.30%, 5/25/37(a)+	36,989
14,301	Countrywide Asset-Backed Certificates, Series 06-15, Class A1, 0.36%, 10/25/46(a)+	13,810
2,264	Countrywide Asset-Backed Certificates, Series 06-16, Class 2A1, 0.30%, 12/25/46(a)+	2,237
10,183	Countrywide Asset-Backed Certificates, Series 06-17, Class 2A1, 0.30%, 3/25/47(a)+	10,053
26,738	Countrywide Asset-Backed Certificates, Series 06-22, Class 2A1, 0.30%, 5/25/47(a)+	25,347
100,000	Ford Credit Auto Owner Trust, Series 2009-B, Class A2, 2.10%, 11/15/11+	100,857
2,195	GSAMP Trust, Series 06-FM2, Class A2A, 0.32%, 9/25/36(a)+	2,168
8,751	Household Home Equity Loan Trust, Series 06-4, Class A1V, 0.32%, 3/20/36(a)+	8,636
8,839	Indymac Residential Asset Backed Trust, Series 06-E, Class 2A1, 0.31%, 4/25/37(a)+	8,627
4,052	JPMorgan Mortgage Acquisition Corp., Series 06-WMC3, Class A2, 0.30%, 8/25/36(a)+	3,949
9,688	Lehman XS Trust, Series 06-17, Class WF11, 0.37%, 11/25/36(a)+	9,574
3,092	Long Beach Mortgage Loan Trust, Series 04-4, Class 1A1, 0.53%, 10/25/34(a)+	2,358
21,723	Long Beach Mortgage Loan Trust, Series 06-9, Class 2A1, 0.31%, 10/25/36(a)+	21,482
26,581	Master Asset Backed Securities Trust, Series 06-HE5, Class A1, 0.31%, 11/25/36(a)+	25,388
84,478	Park Place Securities, Inc., Series 04-MCW1, Class A1, 0.56%, 10/25/34(a)+	76,002
1,281	Residential Asset Mortgage Products, Inc., Series 06-RZ4, Class A1A, 0.35%, 10/25/36(a)+	1,276
3,597	Residential Asset Securities Corp., Series 06-KS9, Class AI1, 0.32%, 11/25/36(a)+	3,580
3,291	Saxon Asset Securities Trust, Series 06-3, Class A1, 0.31%, 10/25/46(a)+	3,225
15,072	SBI HELOC Trust, Series 06-A1, Class 1A2A, 0.42%, 8/25/36(a)(b)+	13,153
22,374	Soundview Home Equity Loan Trust, Series 06-EQ2, Class A1, 0.33%, 1/25/37(a)+	22,059

Total Asset Backed Securities (Cost $656,617)		562,653

Collateralized Mortgage Obligations (6.0%):
147,755	Banc of America Funding Corp., 6.09%, 1/20/47(a)+	96,639
139,164	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, 3.92%, 11/25/34(a)+	128,123
30,947	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9 Class 22A1, 4.34%, 11/25/34(a)+	28,961
33,665	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 22A1, 4.98%, 1/25/35(a)+	30,446
227,388	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2, 2.22%, 3/25/35(a)+	201,403
45,476	Bear Stearns Alt-A Trust, 5.49%, 9/25/35(a)+	28,802
90,613	Countrywide Home Loans, Series 2004-22, Class A3, 4.65%, 11/25/34(a)+	67,251
156,055	Countrywide Home Loans, Series 2004-HYB9, Class 1A1, 4.65%, 2/20/35(a)+	136,852
63,910	Fannie Mae, Series 06-118, Class A1, 0.31%, 12/25/36(a)+	60,352
92,493	First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 2A1, 5.37%, 8/25/35(a)+	76,542
78,001	Freddie Mac, Series 3149, Class LF, 0.54%, 5/15/36(a)+	77,107
63,208	Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1, 3.89%, 10/25/33(a)+	52,033
72,052	GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.24%, 11/25/35(a)+	63,735
93,208	Harborview Mortgage Loan Trust, Series 2005-4, Class 3A1, 5.14%, 7/19/35(a)+	57,870
58,705	Indymac Index Mortgage Loan Trust, Series 2004-AR5, Class B1, 4.94%, 12/25/34(a)+	35,524
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

Principal		Fair
Amount		Value
Collateralized Mortgage Obligations, continued
$96,709	JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1, 5.01%, 2/25/35(a)+	$92,588
10,881	Lehman Brothers Commercial Mortgage Trust, Series 06-LLFA, Class A1, 0.35%, 9/15/21(a)(b)+	9,686
58,062	Merrill Lynch Mortgage Investors Trust, Series 2005-A10, Class A, 0.46%, 2/25/36(a)+	33,341
25,287	MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A, 1.25%, 10/25/35(a)+	22,343
17,737	MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 0.50%, 11/25/35(a)+	12,716
93,458	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35+	60,612
52,288	Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A2, 0.50%, 7/19/35(a)+	37,847
168,646	Thornburg Mortgage Securities Trust, Series 06-5, Class A1, 0.37%, 9/25/46(a)+	161,406
50,285	Thornburg Mortgage Securities Trust, Series 06-6, Class A1, 0.36%, 11/25/46(a)+	47,542
200,768	Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR13, Class 2A, 3.10%, 10/25/46(a)+	107,502
70,567	Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR19, Class 1A1A, 1.63%, 1/25/47(a)+	33,071
89,130	Wells Fargo Mortgage Back Securities Trust, Series 2004-CC, Class A1, 4.94%, 1/25/35(a)+	80,671

Total Collateralized Mortgage Obligations (Cost $2,255,005)		1,840,965

Corporate Bonds (9.0%):
Chemicals (0.3%):
100,000	Dow Chemical Co. (The), 4.85%, 8/15/12+	103,986

Commercial Banks (2.2%):
500,000	Banc of America Corp., 0.58%, 6/15/16(a)+	426,839
100,000	Citigroup, Inc., 6.00%, 8/15/17+	98,625
100,000	KeyCorp, Series E, 1.44%, 11/22/10, MTN(a)+	131,023

		656,487

Diversified Consumer Services (1.1%):
200,000	Ford Motor Credit Co. LLC, 7.25%, 10/25/11+	194,242
200,000	UBS Preferred Funding Trust V, 6.24%, 5/29/49+	150,400

		344,642

Diversified Financial Services (5.3%):
200,000	American Express Credit Co., Series B, 0.40%, 10/4/10, MTN(a)+	197,490
300,000	GMAC LLC, 6.88%, 8/28/12+	273,375
100,000	JPMorgan Chase Capital XXI, Series U, 1.43%, 2/2/37, Callable 2/2/12 @ 100(a)+	66,030
100,000	Lehman Brothers Holdings, 0.00%, 11/24/08(c)	16,750
100,000	Lehman Brothers Holdings, 0.00%, 4/3/09(c)	16,750
200,000	Lehman Brothers Holdings, 0.00%, 9/26/14(c)	34,000
400,000	Merrill Lynch & Co., Series C, 0.69%, 2/5/10, MTN(a)+	400,087
200,000	Merrill Lynch & Co., Series C, 0.54%, 6/5/12, MTN(a)+	192,290
300,000	Met Life Global Funding I, 0.89%, 9/17/10(a)(b)+	299,299
200,000	SLM Corp., Series A, 0.80%, 1/27/14, MTN(a)+	126,194

		1,622,265

Oil, Gas & Consumable Fuels (0.1%):+
40,000	Gazprom OAO, 10.50%, 10/21/09+	40,104

Total Corporate Bonds (Cost $3,077,813)		2,767,484

Yankee Dollars (12.3%):
Commercial Banks (11.9%):
600,000	Bank of Scotland plc, 4.88%, 4/15/11, MTN(d)+	622,710
200,000	Barclays Bank plc, 6.05%, 12/4/17(b)+	201,273
300,000	BNP Paribas, 5.19%, 6/29/49(b)+	237,859
100,000	C10 Capital SPV, Ltd., 6.72%, 12/31/49(b)+	78,922
200,000	Commonwealth Bank of Australia, 0.96%, 7/12/13(a)(b)+	199,267
100,000	Export-Import Bank of Korea (The), 5.88%, 1/14/15+	105,425
100,000	HSBC Holdings plc, 6.50%, 9/15/37+	108,162
100,000	ICICI Bank, Ltd., 1.05%, 1/12/10(a)(b)+	98,000
1,000,000	Macquarie Bank, Ltd., 3.30%, 7/17/14(b)+	1,012,354
100,000	Macquarie Bank, Ltd., 7.30%, 8/1/14(b)+	106,574
300,000	Providence of Ontario, 6.50%, 3/8/29+	347,601
200,000	Royal Bank of Scotland plc, Series E, 0.79%, 10/14/16, MTN(a)+	156,468
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Yankee Dollars, continued
Commercial Banks, continued
$100,000	Santander, 6.67%, 10/29/49(b)+	$87,947
100,000	SMFG Preferred Capital, 6.08%, 1/29/49(b)+	87,347
100,000	Transcapital Ltd., 8.70%, 8/7/18(b)+	109,150
100,000	Westfield Group, 5.70%, 10/1/16(b)+	96,874

		3,655,933

Oil, Gas & Consumable Fuels (0.4%):
100,000	Petrobras International Finance Co., 7.88%, 3/15/19+	115,375

Total Yankee Dollars (Cost $3,715,236)		3,771,308

Preferred Stocks (1.1%):
Automobiles (0.1%):
8,000	General Motors Corp., Series B+	28,800

Diversified Financial Services (1.0%):
1,800	American International Group+	20,790
34	DG Funding Trust(d)	289,425

		310,215

Total Preferred Stocks (Cost $521,689)		339,015

Municipal Bonds (0.4%):
100,000	University of California, Build America Bonds, RB, 6.27%, 5/15/31, Callable 5/15/19 @ 100+	104,467

Total Municipal Bonds (Cost $99,929)		104,467

U.S. Government Agency Mortgages (42.9%):
Federal Home Loan Mortgage Corporation (21.5%)
501,457	6.00%, 9/1/27+	534,044
3,200,000	6.00%, 10/11/37 TBA	3,376,998
2,500,000	5.50%, 10/14/39, Pool #26917 TBA	2,616,405
78,665	2.25%, 2/25/45(a)+	74,437

		6,601,884

Federal National Mortgage Association (21.4%)
34,285	5.50%, 3/1/22, Pool #910081+	36,313
646,777	5.50%, 7/1/23, Pool #964571+	684,991
1,112,688	6.00%, 3/1/28, Pool #257126+	1,183,622
401,324	6.00%, 11/1/28, Pool #257452+	426,909
330,316	6.00%, 1/1/29, Pool #257577+	351,374
138,087	6.00%, 3/1/29, Pool #MA0052+	146,898
703,656	5.50%, 11/1/32, Pool #AA1309+	741,404
242,912	5.50%, 6/1/38, Pool #889996+	254,577
420,318	5.50%, 7/1/38, Pool #963975+	440,305
459,443	5.50%, 12/1/38, Pool #970929+	481,291
348,758	5.50%, 12/1/38, Pool #994924+	365,342
456,534	5.50%, 1/1/39, Pool #992995+	478,243
900,000	6.50%, 11/12/39, Pool #52721 TBA	958,500

		6,549,769

Total U.S. Government Agency Mortgages (Cost $12,973,158)		13,151,653

U.S. Treasury Obligations (41.1%):
U.S. Treasury Bills (0.1%)
30,000	U.S. Treasury Bills, 0.19%, 4/1/10(e)+	29,973
U.S. Treasury Bonds (6.0%)
100,000	3.50%, 2/15/39+	90,594
1,600,000	4.25%, 5/15/39+	1,655,250
100,000	4.50%, 8/15/39+	107,813

		1,853,657

U.S. Treasury Notes (35.0%)
3,700,000	1.00%, 7/31/11+	3,710,552
7,000,000	1.00%, 8/31/11+	7,012,306

		10,722,858

Total U.S. Treasury Obligations (Cost $12,531,726)		12,606,488

Repurchase Agreements (5.2%):
800,000	Barclays Capital, Inc., Dated 9/30/09, Settle Date 10/1/09, 0.08%, due 10/2/09, proceeds $800,002; fully collateralized by Federal Home Loan Mortgage Corporation, 0.39%, 5/4/11, fair value at $824,440	800,000
800,000	J.P. Morgan Securities, Inc., Dated 9/29/09, Settle Date 9/30/09, 0.04%, due 10/1/09, proceeds $800,001; fully collateralized by FNMA, 4.88%, 5/28/24, fair value at $815,419+	800,000

Total Repurchase Agreements (Cost $1,600,000)		1,600,000

Foreign Bonds (3.2%):
400,000	Gaz Capital SA, Series 2, 8.63%, 4/28/34, Puttable 4/28/14 @ 100+	436,840
200,000	Gazprom, 9.63%, 3/1/13+	223,020
300,000	Province of Ontario, 5.85%, 3/8/33+	328,002

Total Foreign Bonds (Cost $947,531)		987,862

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Investment Company (1.5%):
$448,737	Dreyfus Treasury Prime Cash Management, 0.00%(e)	$448,737

Total Investment Company (Cost $448,737)		448,737

Total Investment Securities (Cost $38,827,441)(f)—124.5%		38,180,632
Net other assets (liabilities) — (24.5)%		(7,514,283)

Net Assets — 100.0%		$30,666,349

Percentages indicated are based on net assets as of September 30, 2009.

+	Investment securities are segregated as collateral. The aggregate fair value of these securities is $29,622,627.

FNMA	Federal National Mortgage Association

LLC	Limited Liability Company

PLC	Public Liability Company

RB	Revenue Bond

TBA	To be announced. Represents 14.1% of the Fund’s net assets.

(a)	Variable rate security. The rate presented represents the rate in effect at September 30, 2009. The date presented represents the final maturity date.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)	Defaulted Bond. In connection with the Lehman Brothers Holdings, Inc. bankruptcy filing announcement on September 15, 2008, the fund stopped accruing prospective interest amounts on that date.

(d)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2009, these securities represent 3.0% of the net assets of the Fund.

(e)	The rate presented represents the effective yield at September 30, 2009.

(f)	Cost for federal income tax purposes is $38,846,794. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$623,385
Unrealized depreciation	(1,289,547)

Net unrealized depreciation	$(666,162)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2009:

Country	Percentage
United States	90.2%
Australia	3.7%
United Kingdom	2.3%
Canada	1.8%
France	0.6%
Cayman Islands	0.3%
India	0.3%
Korea	0.3%
Japan	0.2%
Virgin Islands	0.2%
Germany	0.1%

Total	100.0%

Futures Contracts
As of September 30, 2009 the Fund’s open future contracts were as follows:

			Number of	Unrealized Appreciation/
Description	Type	Expiration Date	Contracts	(Depreciation)
Euro Euribor March Futures	Long	3/10	2	$5,576
90-Day British Sterling Pound March Futures	Long	3/10	1	2,233
90-Day British Sterling Pound June Futures	Long	6/10	1	1,948
90-Day British Sterling Pound September Futures	Long	9/10	1	1,513
90-Day British Sterling Pound December Futures	Long	12/09	1	8,380
90-Day British Sterling Pound December Futures	Long	12/10	1	1,063
90-Day Eurodollar March Futures	Long	3/10	29	280,213
90-Day Eurodollar June Futures	Long	6/10	10	23,288
90-Day Eurodollar September Futures	Long	9/10	1	1,663
90-Day Eurodollar September Futures	Long	12/09	10	13,575
90-Day Eurodollar December Futures	Long	12/10	1	1,687
U.S. Treasury 10-Year Note December Futures	Long	12/09	20	24,297
U.S. Treasury Bonds December Futures	Long	12/09	8	14,062

				$379,498

Interest Rate Swaps at September 30, 2009:

						Unrealized
		(Pay)/Receive	Fixed	Expiration	Notional	Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)
Morgan Stanley	Brazil Cetip Interbank Deposit Rate	Pay	12.78%	1/4/10	$300,000	$1,078
Union Bank of Switzerland	Brazil Cetip Interbank Deposit Rate	Pay	12.41	1/4/10	200,000	2,172
Merrill Lynch & Co., Inc.	Brazil Cetip Interbank Deposit Rate	Pay	12.95	1/4/10	100,000	11,804
Barclays Capital	Brazil Cetip Interbank Deposit Rate	Pay	11.36	1/4/10	300,000	3,338
Goldman Sachs Group	Brazil Cetip Interbank Deposit Rate	Pay	11.47	1/4/10	100,000	2,675
Merrill Lynch & Co., Inc.	Brazil Cetip Interbank Deposit Rate	Pay	11.43	1/4/10	200,000	5,285
Morgan Stanley	Brazil Cetip Interbank Deposit Rate	Pay	12.67	1/4/10	200,000	2,625
Union Bank of Switzerland	Brazil Cetip Interbank Deposit Rate	Pay	10.58	1/2/12	400,000	2,415
Merrill Lynch & Co., Inc.	Brazil Cetip Interbank Deposit Rate	Pay	11.98	1/2/12	400,000	6,807
Barclays Capital	Brazil Cetip Interbank Deposit Rate	Pay	12.54	1/2/12	200,000	4,782
Union Bank of Switzerland	Brazil Cetip Interbank Deposit Rate	Pay	12.54	1/2/12	200,000	(923)
Merrill Lynch & Co., Inc.	Brazil Cetip Interbank Deposit Rate	Pay	12.54	1/2/12	400,000	(171)
HSBC Bank USA	6-Month GBP LIBOR	Pay	5.00	9/17/13	200,000	23,160
BNP Paribas	6-Month EUR LIBOR	Pay	4.50	3/18/14	200,000	33,757
Royal Bank of Scotland	3-Month USD LIBOR	Pay	4.00	6/24/16	700,000	26,125
Royal Bank of Scotland	6-Month GBP LIBOR	Pay	5.25	3/18/14	100,000	14,735
Goldman Sachs Group	6-Month GBP LIBOR	Pay	5.25	3/18/14	100,000	14,676
Union Bank of Switzerland	3-Month Australian Bank Bill Rate	Pay	4.50	6/15/11	100,000	(1,181)
Union Bank of Switzerland	3-Month Australian Bank Bill Rate	Pay	4.50	6/15/11	2,500,000	(19,448)
Royal Bank of Scotland	3-Month USD LIBOR	Pay	3.00	12/16/11	100,000	535
Royal Bank of Scotland	3-Month USD LIBOR	Pay	3.00	12/16/11	1,600,000	9,401
Union Bank of Switzerland	6-Month Australian Bank Bill Rate	Pay	6.00	9/15/12	700,000	(156)

						$143,491

Credit Default Swaps agreements outstanding on September 30, 2009:
Credit Default Swaps on Corporate Issues:

							Unrealized	Implied
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Market	Appreciation/	Credit
Counterparty	Reference Entity	Protection(1)	Fixed Rate	Date	Amount(2)	Value	(Depreciation)	Spreads(3)
Citibank	General Electric Corp.	Sell	1.10%	6/20/10	$100,000	$(134)	$(103)	1.28%
Credit Suisse First Boston	Procter and Gamble	Sell	1.00	6/20/14	400,000	10,118	5,646	0.44%
Barclays Capital	General Electric Corp.	Sell	0.85	6/20/10	100,000	(315)	(291)	1.28%
BNP Paribas	General Electric Corp.	Sell	1.10	12/20/09	200,000	(82)	(21)	1.28%
Deutsche Bank Group	General Electric Corp.	Sell	1.02	6/20/10	100,000	(192)	(163)	1.28%
Merrill Lynch	General Electric Corp.	Sell	1.08	12/20/09	200,000	(91)	(31)	1.28%

					$1,100,000	$9,304	$5,037

Credit Default Swaps on Credit Indices

							Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Market	Appreciation/
Counterparty	Reference Entity	Protection(1)	Fixed Rate	Date	Amount(2)	Value(4)	(Depreciation)
Deutsche Bank Group	IG9 5 Year 30-100% Future	Sell	0.71%	12/20/12	$388,914	$5,867	$5,951
Goldman Sachs	IG9 10 Year 30-100% Future	Sell	0.55	12/20/17	97,228	1,544	1,559

					$486,142	$7,411	$7,510

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the related defaulted reference entities and take delivery of the reference entities or (ii) pay a net amount equal to the notional amount of the related defaulted reference entities less their recovery value. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the related defaulted reference entities and deliver the reference entities or (ii) receive a net amount equal to the notional amount of the related defaulted reference entities less their recovery value.

(2)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The market value of credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk for the credit derivative as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Total Return Swaps at September 30, 2009:

					Unrealized
			Expiration	Notional	Appreciation/
Counterparty	Receive Total Return	Pay	Date	Amount, at value	(Depreciation)
Merrill Lynch & Co., Inc.	Enhanced RAFI 1000 Total Return Index	1-month USD LIBOR plus 0.20%	10/15/09	$30,884,627	$(1,145,725)

					$(1,145,725)

Written Swap Options outstanding on September 30, 2009:

		Pay/Receive	Exercise	Expiration	Number of	Premiums		Unrealized
Description	Counterparty	Floating Index	Rate	Date	Contracts	Received	Fair Value	Gain/Loss
Put—OTC 5-Year Interest Rate Swap	Barclay’s Capital	Rec—3-month USD-LIBOR	5.50%	8/31/10	(100)	$8,925	$(4,274)	$4,651
Put—OTC 10-Year Interest Rate Swap	Merrill Lynch Capital Services	Rec—3-month USD-LIBOR	4.35	11/23/09	(200)	15,468	(3,752)	11,716

						$24,393	$(8,026)	$16,367

Written Options outstanding on September 30, 2009:

	Exercise	Expiration	Number of	Premiums		Unrealized
Security Description	Price	Date	Contracts	Received	Fair Value	Gain/Loss

Call- U.S. 10 year December Future	$121	11/23/09	(1)	$560	$(359)	$201
Put- U.S. 10 year December Future	$115	11/23/09	(13)	9,764	(5,078)	$4,686

				$10,324	$(5,437)	$4,887

Securities Sold Short (-6.8)%

		Expiration	Par	Premiums		Unrealized
Security Description	Coupon Rate	Date	Amount	Received	Fair Value	Gain/Loss
Federal National Mortgage Association — October TBA	5.50%	10/14/39	$(2,000,000)	$2,086,563	$(2,091,877)	$(5,314)

				$2,086,563	$(2,091,877)	$(5,314)

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.4%):
Aerospace & Defense (2.3%):
36,102	Boeing Co. (The)	$1,954,923
19,119	General Dynamics Corp.	1,235,087
6,083	Goodrich Corp.	330,550
5,923	L-3 Communications Holdings, Inc.	475,735
16,032	Lockheed Martin Corp.	1,251,779
15,773	Northrop Grumman Corp.	816,253
6,949	Precision Castparts Corp.	707,895
19,317	Raytheon Co.	926,637
7,778	Rockwell Collins, Inc.	395,122
46,807	United Technologies Corp.	2,851,951

		10,945,932

Air Freight & Logistics (1.0%):
8,326	C.H. Robinson Worldwide, Inc.	480,827
10,422	Expeditors International of Washington, Inc.	366,333
15,506	FedEx Corp.	1,166,361
49,451	United Parcel Service, Inc., Class B	2,792,498

		4,806,019

Airline (0.1%):
36,439	Southwest Airlines Co.	349,814

Auto Components (0.2%):
12,377	Goodyear Tire & Rubber Co.*	210,780
30,106	Johnson Controls, Inc.	769,510

		980,290

Automobiles (0.3%):
159,920	Ford Motor Co.*	1,153,023
11,560	Harley-Davidson, Inc.	265,880

		1,418,903

Beverages (2.6%):
5,525	Brown-Forman Corp., Class B	266,416
115,307	Coca-Cola Co. (The)	6,191,986
16,164	Coca-Cola Enterprises, Inc.	346,071
10,147	Constellation Brands, Inc.*	153,727
12,475	Dr Pepper Snapple Group, Inc.*	358,656
7,824	Molson Coors Brewing Co.	380,872
6,982	Pepsi Bottling Group, Inc. (The)	254,424
77,498	PepsiCo, Inc.	4,546,033

		12,498,185

Biotechnology (1.7%):
50,499	Amgen, Inc.*	3,041,555
14,627	Biogen, Inc.*	738,956
22,771	Celgene Corp.*	1,272,899
3,638	Cephalon, Inc.*	211,877
13,677	Genzyme Corp.*	775,896
44,946	Gilead Sciences, Inc.*	2,093,585

		8,134,768

Building Products (0.1%):
6,367	Fastenal Co.	246,403
18,351	Masco Corp.	237,095

		483,498

Capital Markets (3.0%):
12,518	Ameriprise Financial, Inc.	454,779
59,770	Bank of New York Mellon Corp.(a)	1,732,732
47,566	Charles Schwab Corp.	910,889
50,720	E*TRADE Financial Corp.*	88,760
4,450	Federated Investors, Inc.	117,346
7,421	Franklin Resources, Inc.	746,553
25,433	Goldman Sachs Group, Inc.	4,688,573
20,912	Invesco, Ltd.	475,957
9,270	Janus Capital Group, Inc.	131,449
8,051	Legg Mason, Inc.	249,822
67,561	Morgan Stanley	2,086,284
12,211	Northern Trust Corp.	710,192
24,553	State Street Corp.	1,291,488
12,958	T. Rowe Price Group, Inc.	592,181

		14,277,005

Chemicals (2.0%):
10,416	Air Products & Chemicals, Inc.	808,073
4,121	Airgas, Inc.	199,333
2,388	CF Industries Holdings, Inc.	205,917
56,808	Dow Chemical Co. (The)	1,480,985
44,885	E.I. du Pont de Nemours & Co.	1,442,604
3,727	Eastman Chemical Co.	199,544
11,535	Ecolab, Inc.	533,263
3,558	FMC Corp.	200,137
3,900	International Flavor & Fragrances, Inc.	147,927
27,135	Monsanto Co.	2,100,249
8,357	PPG Industries, Inc.	486,461
15,232	Praxair, Inc.	1,244,302
5,998	Sigma Aldrich Corp.	323,772

		9,372,567

Commercial Banks (2.8%):
34,325	BB&T Corp.	935,013
7,465	Comerica, Inc.	221,487
40,433	Fifth Third Bancorp	409,586
10,358	First Horizon National Corp.*	137,038
28,119	Huntington Bancshares, Inc.	132,441
43,593	KeyCorp	283,355
4,029	M&T Bank Corp.	251,087
18,250	Marshall & Ilsley Corp.	147,278
22,899	PNC Financial Services Group, Inc.	1,112,662
56,853	Regions Financial Corp.	353,057
25,307	SunTrust Banks, Inc.	570,673
95,035	U.S. Bancorp	2,077,465
232,452	Wells Fargo & Co.	6,550,497
6,487	Zions Bancorp	116,571

		13,298,210

Commercial Services & Supplies (0.6%):
5,578	Avery Dennison Corp.	200,864
6,499	Cintas Corp.	196,985
6,486	Equifax, Inc.	189,002
9,196	Iron Mountain, Inc.*	245,165
6,147	Monster Worldwide, Inc.*	107,449
10,162	Pitney Bowes, Inc.	252,526
9,747	R.R. Donnelley & Sons Co.	207,221
16,374	Republic Services, Inc., Class A	435,057
7,546	Robert Half International, Inc.	188,801
4,346	Stericycle, Inc.*	210,564
24,938	Waste Management, Inc.	743,651

		2,977,285

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Communications Equipment (2.9%):
4,869	Ciena Corp.*	$79,267
286,998	Cisco Systems, Inc.*	6,755,933
77,181	Corning, Inc.	1,181,641
6,528	Harris Corp.	245,453
11,132	JDS Uniphase Corp.*	79,149
26,523	Juniper Networks, Inc.*	716,651
113,884	Motorola, Inc.	978,264
82,680	QUALCOMM, Inc.	3,718,946
19,678	Tellabs, Inc.*	136,172

		13,891,476

Computers & Peripherals (5.5%):
44,578	Apple, Inc.*	8,263,424
85,469	Dell, Inc.*	1,304,257
100,472	EMC Corp.*	1,712,043
117,968	Hewlett-Packard Co.	5,569,269
65,232	International Business Machines Corp.	7,802,400
3,763	Lexmark International, Inc.*	81,055
16,827	NetApp, Inc.*	448,944
5,456	QLogic Corp.*	93,843
11,205	SanDisk Corp.*	243,149
10,936	Western Digital Corp.*	399,492

		25,917,876

Construction & Engineering (0.2%):
9,132	Fluor Corp.	464,362
6,074	Jacobs Engineering Group, Inc.*	279,100
15,460	Pulte Homes, Inc.	169,905
9,973	Quanta Services, Inc.*	220,703

		1,134,070

Construction Materials (0.1%):
5,990	Vulcan Materials Co.	323,879

Consumer Finance (0.5%):
59,105	American Express Co.	2,003,659
23,930	SLM Corp.*	208,670

		2,212,329

Containers & Packaging (0.2%):
4,807	Ball Corp.	236,504
5,546	Bemis Co., Inc.	143,697
8,583	Owens-Illinois, Inc.*	316,713
6,531	Pactiv Corp.*	170,133
7,840	Sealed Air Corp.	153,899

		1,020,946

Distributors (0.1%):
7,838	Genuine Parts Co.	298,314

Diversified Consumer Services (0.2%):
6,317	Apollo Group, Inc., Class A*	465,374
3,169	DeVry, Inc.	175,309
16,690	H&R Block, Inc.	306,762

		947,445

Diversified Financial Services (4.9%):
430,514	Bank of America Corp.	7,284,297
22,902	Capital One Financial Corp.	818,289
647,180	Citigroup, Inc.	3,132,351
3,296	CME Group, Inc.	1,015,794
26,335	Discover Financial Services	427,417
14,651	HCP, Inc.	421,070
3,576	Intercontinental Exchange, Inc.*	347,551
195,702	JPMorgan Chase & Co.	8,575,662
9,268	Leucadia National Corp.*	229,105
9,387	Moody’s Corp.	192,058
6,806	NASDAQ OMX Group, Inc. (The)*	143,266
12,765	NYSE Euronext	368,781

		22,955,641

Diversified Telecommunication Services (2.8%):
293,598	AT&T, Inc.	7,930,082
15,053	CenturyTel, Inc.	505,781
14,828	Frontier Communications Corp.	111,803
72,682	Qwest Communications International, Inc.	276,918
141,305	Verizon Communications, Inc.	4,277,302
22,389	Windstream Corp.	226,801

		13,328,687

Electric Utilities (2.1%):
8,345	Allegheny Energy, Inc.	221,309
23,632	American Electric Power Co., Inc.	732,356
65,158	Duke Energy Corp.	1,025,587
23,760	Dynegy, Inc.*	60,588
16,542	Edison International	555,480
9,706	Entergy Corp.	775,121
32,746	Exelon Corp.	1,624,856
15,105	FirstEnergy Corp.	690,601
20,423	FPL Group, Inc.	1,127,962
8,634	Northeast Utilities	204,971
10,877	Pepco Holdings, Inc.	161,850
4,996	Pinnacle West Capital Corp.	163,969
19,084	PPL Corp.	579,008
14,163	Progress Energy, Inc.	553,207
39,586	Southern Co.	1,253,689

		9,730,554

Electrical Equipment (0.4%):
37,334	Emerson Electric Co.	1,496,346
7,233	Rockwell International Corp.	308,126

		1,804,472

Electronic Equipment Instruments & Components (0.3%):
17,460	Agilent Technologies, Inc.*	485,912
8,418	Amphenol Corp., Class A	317,190
7,420	FLIR Systems, Inc.*	207,537
8,923	Jabil Circuit, Inc.	119,658
6,892	Molex, Inc.	143,905

		1,274,202

Energy Equipment & Services (1.8%):
15,715	Baker Hughes, Inc.	670,402
14,961	BJ Services Co.	290,692
10,659	Cameron International Corp.*	403,123
3,415	Diamond Offshore Drilling, Inc.	326,201
7,237	ENSCO International, Inc.	307,862
6,308	FMC Technologies, Inc.*	329,530
44,771	Halliburton Co.	1,214,189
13,938	Nabors Industries, Ltd.*	291,304
20,744	National-Oilwell Varco, Inc.*	894,689
5,623	Rowan Cos., Inc.	129,723
59,577	Schlumberger, Ltd.	3,550,789
10,781	Smith International, Inc.	309,415

		8,717,919

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Food & Staples Retailing (2.8%):
21,593	Costco Wholesale Corp.	$1,219,141
71,758	CVS Caremark Corp.	2,564,631
32,272	Kroger Co. (The)	666,094
20,564	Safeway, Inc.	405,522
10,019	Supervalu, Inc.	150,886
29,896	SYSCO Corp.	742,915
107,457	Wal-Mart Stores, Inc.	5,275,064
49,308	Walgreen Co.	1,847,571
7,196	Whole Foods Market, Inc.*	219,406

		13,091,230

Food Products (1.6%):
31,849	Archer-Daniels Midland Co.	930,628
9,809	Campbell Soup Co.	319,969
21,859	ConAgra Foods, Inc.	473,903
9,094	Dean Foods Co.*	161,782
16,149	General Mills, Inc.	1,039,673
15,960	H.J. Heinz Co.	634,410
8,138	Hershey Co.	316,243
3,610	Hormel Foods Corp.	128,227
5,818	J.M. Smucker Co. (The)	308,412
12,808	Kellogg Co.	630,538
73,304	Kraft Foods, Inc., Class A	1,925,696
6,673	McCormick & Co.	226,482
35,395	Sara Lee Corp.	394,300
15,528	Tyson Foods, Inc., Class A	196,119

		7,686,382

Gas Utilities (0.3%):
6,686	EQT Corp.	284,824
2,369	NICOR, Inc.	86,682
8,799	Noble Energy, Inc.	580,382
8,556	Questar Corp.	321,363

		1,273,251

Health Care Equipment & Supplies (1.9%):
4,818	Bard (C.R.), Inc.	378,743
29,948	Baxter International, Inc.	1,707,335
11,870	Becton Dickinson & Co.	827,932
74,745	Boston Scientific Corp.*	791,549
9,132	CareFusion Corp.*	199,078
7,590	DENTSPLY International, Inc.	262,158
7,883	Hospira, Inc.*	351,582
1,923	Intuitive Surgical, Inc.*	504,307
55,011	Medtronic, Inc.	2,024,405
17,561	St. Jude Medical, Inc.*	685,055
13,976	Stryker Corp.	634,930
6,177	Varian Medical Systems, Inc.*	260,237
10,607	Zimmer Holdings, Inc.*	566,944

		9,194,255

Health Care Providers & Services (2.0%):
21,621	Aetna, Inc.	601,713
14,842	Amerisource Bergen Corp.	332,164
18,265	Cardinal Health, Inc.	489,502
13,879	CIGNA Corp.	389,861
7,044	Coventry Health Care, Inc.*	140,598
5,084	DaVita, Inc.*	287,958
13,731	Express Scripts, Inc.*	1,065,251
8,337	Humana, Inc.*	310,970
5,313	Laboratory Corp. of America Holdings*	349,064
13,193	McKesson HBOC, Inc.	785,643
23,526	Medco Health Solutions, Inc.*	1,301,223
4,553	Patterson Companies, Inc.*	124,069
7,637	Quest Diagnostics, Inc.	398,575
19,604	Tenet Healthcare Corp.*	115,272
57,746	UnitedHealth Group, Inc.	1,445,960
23,587	WellPoint, Inc.*	1,117,080

		9,254,903

Health Care Technology (0.0%):
9,022	IMS Health, Inc.	138,488

Hotels, Restaurants & Leisure (1.5%):
21,714	Carnival Corp.	722,642
7,012	Darden Restaurants, Inc.	239,320
15,109	International Game Technology	324,541
12,832	Marriott International, Inc., Class A	354,035
54,271	McDonald’s Corp.	3,097,246
37,306	Starbucks Corp.*	770,369
9,201	Starwood Hotels & Resorts Worldwide, Inc.	303,909
9,198	Wyndham Worldwide Corp.	150,111
3,362	Wynn Resorts, Ltd.*	238,332
23,379	Yum! Brands, Inc.	789,275

		6,989,780

Household Durables (0.4%):
3,113	Black & Decker Corp.	144,101
14,161	D. R. Horton, Inc.	161,577
7,657	Fortune Brands, Inc.	329,098
3,483	Harman International Industries, Inc.	118,004
3,524	KB Home	58,534
7,782	Leggett & Platt, Inc.	150,971
8,027	Lennar Corp.	114,385
14,237	Newell Rubbermaid, Inc.	223,378
2,656	Snap-On, Inc.	92,322
3,918	Stanley Works (The)	167,259
3,780	Whirlpool Corp.	264,449

		1,824,078

Household Products (2.5%):
7,072	Clorox Co. (The)	415,975
24,770	Colgate-Palmolive Co.	1,889,456
20,579	Kimberly-Clark Corp.	1,213,749
145,253	Procter & Gamble Co. (The)	8,413,054

		11,932,234

Independent Power Producers & Energy Traders (0.2%):
33,882	AES Corp. (The)*	502,131
9,790	Constellation Energy Group, Inc.	316,903

		819,034

Industrial Conglomerates (2.7%):
34,720	3M Co.	2,562,336
528,842	General Electric Co.	8,683,586
37,627	Honeywell International, Inc.	1,397,843
13,782	Textron, Inc.	261,582

		12,905,347

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Insurance (2.6%):
23,197	AFLAC, Inc.	$991,440
26,593	Allstate Corp. (The)	814,278
6,932	American International Group, Inc.*	305,770
13,585	Aon Corp.	552,774
6,061	Assurant, Inc.	194,316
17,351	Chubb Corp. (The)	874,664
8,330	Cincinnati Financial Corp.	216,497
21,473	Genworth Financial, Inc.	256,602
19,385	Hartford Financial Services Group, Inc.	513,702
14,571	Lincoln National Corp.	377,535
18,325	Loews Corp.	627,631
26,507	Marsh & McLennan Cos., Inc.	655,518
7,541	MBIA, Inc.*	58,518
40,668	MetLife, Inc.	1,548,231
15,800	Principal Financial Group, Inc.	432,762
33,587	Progressive Corp. (The)*	556,872
22,983	Prudential Financial, Inc.	1,147,081
4,006	Torchmark Corp.	173,981
28,186	Travelers Cos., Inc. (The)	1,387,597
16,876	UnumProvident Corp.	361,821
16,860	XL Capital, Ltd., Class A	294,376

		12,341,966

Internet & Catalog Retail (0.4%):
16,667	Amazon.com, Inc.*	1,556,031
10,760	Expedia, Inc.*	257,702

		1,813,733

Internet Software & Services (1.9%):
8,893	Akamai Technologies, Inc.*	175,014
56,242	eBay, Inc.*	1,327,874
11,970	Google, Inc., Class A*	5,935,325
9,883	VeriSign, Inc.*	234,128
59,195	Yahoo!, Inc.*	1,054,263

		8,726,604

IT Services (1.1%):
4,990	Affiliated Computer Services, Inc., Class A*	270,308
24,916	Automatic Data Processing, Inc.	979,199
14,832	Cognizant Technology Solutions Corp., Class A*	573,405
7,437	Computer Sciences Corp.*	392,004
6,495	Convergys Corp.*	64,560
2,725	Dun & Bradstreet Corp.	205,247
9,780	Fidelity National Information Services, Inc.	249,488
7,917	Fiserv, Inc.*	381,600
4,707	MasterCard, Inc., Class A	951,520
16,324	Paychex, Inc.	474,212
10,164	Total System Services, Inc.	163,742
35,569	Western Union Co.	672,966

		5,378,251

Leisure Equipment & Products (0.1%):
11,446	Eastman Kodak Co.	54,712
6,154	Hasbro, Inc.	170,773
17,617	Mattel, Inc.	325,210

		550,695

Life Sciences Tools & Services (0.4%):
8,885	Life Technologies Corp.*	413,597
2,733	Millipore Corp.*	192,212
5,807	PerkinElmer, Inc.	111,727
20,577	Thermo Fisher Scientific, Inc.*	898,597
4,926	Waters Corp.*	275,166

		1,891,299

Machinery (1.6%):
31,142	Caterpillar, Inc.	1,598,519
10,254	Cummins, Inc.	459,482
12,920	Danaher Corp.	869,774
20,983	Deere & Co.	900,590
9,138	Dover Corp.	354,189
8,415	Eaton Corp.	476,205
2,764	Flowserve Corp.	272,365
19,096	Illinois Tool Works, Inc.	815,590
9,250	ITT Industries, Inc.	482,387
18,417	PACCAR, Inc.	694,505
5,827	Pall Corp.	188,096
7,879	Parker Hannifin Corp.	408,447

		7,520,149

Media (2.6%):
33,473	CBS Corp.	403,350
142,672	Comcast Corp., Class A	2,409,730
22,258	DIRECTV Group, Inc. (The)*	613,876
12,140	Gannett Co., Inc.	151,871
22,640	Interpublic Group of Cos., Inc. (The)*	170,253
15,973	McGraw-Hill Cos., Inc. (The)	401,561
1,459	Meredith Corp.	43,682
4,679	New York Times Co., Class A	37,994
111,653	News Corp.	1,338,719
15,776	Omnicom Group, Inc.	582,765
4,285	Scripps Networks Interactive, Class A	158,331
17,463	Time Warner Cable, Inc.*	752,481
58,912	Time Warner, Inc.	1,695,487
30,092	Viacom, Inc., Class B*	843,780
92,408	Walt Disney Co. (The)	2,537,524
299	Washington Post Co. (The), Class B	139,956

		12,281,360

Metals & Mining (1.0%):
5,176	AK Steel Holding Corp.	102,122
49,402	Alcoa, Inc.	648,154
4,845	Allegheny Technologies, Inc.	169,527
20,454	Freeport-McMoRan Copper & Gold, Inc., Class B	1,403,349
24,318	Newmont Mining Corp.	1,070,478
15,924	Nucor Corp.	748,587
3,423	Titanium Metals Corp.	32,827
7,054	United States Steel Corp.	312,986

		4,488,030

Multi-Utilities (1.3%):
11,605	Ameren Corp.	293,374
19,197	Centerpoint Energy, Inc.	238,619
11,229	CMS Energy Corp.	150,469
13,927	Consolidated Edison, Inc.	570,171
29,865	Dominion Resources, Inc.	1,030,343
8,057	DTE Energy Co.	283,123
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Multi-Utilities, continued
3,574	Integrys Energy Group, Inc.	$128,271
13,562	NiSource, Inc.	188,376
18,668	PG&E Corp.	755,867
25,084	Public Service Enterprise Group, Inc.	788,641
5,611	SCANA Corp.	195,824
12,389	Sempra Energy	617,096
10,554	TECO Energy, Inc.	148,600
5,751	Wisconsin Energy Corp.	259,773
23,154	Xcel Energy, Inc.	445,483

		6,094,030

Multiline Retail (0.9%):
4,299	Big Lots, Inc.*	107,561
7,179	Family Dollar Stores, Inc.	189,526
11,578	J.C. Penney Co., Inc.	390,758
15,153	Kohl’s Corp.*	864,479
21,443	Macy’s, Inc.	392,192
7,909	Nordstrom, Inc.	241,541
2,666	Sears Holdings Corp.*	174,116
37,361	Target Corp.	1,744,011

		4,104,184

Office Electronics (0.1%):
42,510	Xerox Corp.	329,027

Oil, Gas & Consumable Fuels (9.6%):
24,368	Anadarko Petroleum Corp.	1,528,605
16,678	Apache Corp.	1,531,541
5,121	Cabot Oil & Gas Corp., Class A	183,076
31,877	Chesapeake Energy Corp.	905,307
99,794	Chevron Corp.	7,028,491
73,752	ConocoPhillips	3,330,640
8,877	Consol Energy, Inc.	400,441
12,287	Denbury Resources, Inc.*	185,902
22,047	Devon Energy Corp.	1,484,425
34,429	El Paso Corp.	355,307
12,671	EOG Resources, Inc.	1,058,155
239,199	Exxon Mobil Corp.	16,411,443
14,415	Hess Corp.	770,626
35,133	Marathon Oil Corp.	1,120,743
4,002	Massey Energy Co.	111,616
9,680	Murphy Oil Corp.	557,278
40,320	Occidental Petroleum Corp.	3,161,088
13,580	Peabody Energy Corp.	505,448
5,472	Pioneer Natural Resources Co.	198,579
7,689	Range Resources Corp.	379,529
17,418	Southwestern Energy Co.*	743,400
32,717	Spectra Energy Corp.	619,660
5,527	Sunoco, Inc.	157,243
6,602	Tesoro Corp.	98,898
28,240	Valero Energy Corp.	547,574
29,458	Williams Cos., Inc. (The)	526,414
28,807	XTO Energy, Inc.	1,190,305

		45,091,734

Paper & Forest Products (0.2%):
21,970	International Paper Co.	488,393
8,784	MeadWestvaco Corp.	195,971
10,749	Weyerhaeuser Co.	393,951

		1,078,315

Personal Products (0.2%):
21,156	Avon Products, Inc.	718,458
5,942	Estee Lauder Co., Inc. (The), Class A	220,329

		938,787

Pharmaceuticals (6.8%):
76,889	Abbott Laboratories	3,803,699
15,252	Allergan, Inc.	865,703
98,469	Bristol-Myers Squibb Co.	2,217,522
50,236	Eli Lilly & Co.	1,659,295
15,340	Forest Laboratories, Inc.*	451,610
137,138	Johnson & Johnson Co.	8,350,333
12,850	King Pharmaceuticals, Inc.*	138,394
104,881	Merck & Co., Inc.	3,317,386
15,628	Mylan, Inc.*	250,204
335,792	Pfizer, Inc.	5,557,358
81,224	Schering Plough Corp.	2,294,578
5,201	Watson Pharmaceuticals, Inc.*	190,565
66,395	Wyeth	3,225,469

		32,322,116

Real Estate Investment Trusts (REITs) (1.0%):
5,343	Apartment Investment & Management Co., Class A	78,809
4,078	Avalonbay Communities, Inc.	296,593
7,042	Boston Properties, Inc.	461,603
13,460	Equity Residential Property Trust	413,222
5,478	Health Care REIT, Inc.	227,994
29,590	Host Hotels & Resorts, Inc.	348,274
18,623	Kimco Realty Corp.	242,844
8,011	Plum Creek Timber Co., Inc.	245,457
22,649	ProLogis Trust	269,976
6,771	Public Storage, Inc.	509,450
14,163	Simon Property Group, Inc.	983,308
7,704	Ventas, Inc.	296,604
7,723	Vornado Realty Trust	497,462

		4,871,596

Real Estate Management & Development (0.0%):
12,199	CB Richard Ellis Group, Inc.*	143,216

Road & Rail (0.9%):
12,995	Burlington Northern Santa Fe Corp.	1,037,391
19,443	CSX Corp.	813,884
18,231	Norfolk Southern Corp.	785,939
2,903	Ryder System, Inc.	113,391
25,052	Union Pacific Corp.	1,461,784

		4,212,389

Semiconductors & Semiconductor Equipment (2.5%):
25,726	Advanced Micro Devices, Inc.*	145,609
14,970	Altera Corp.	307,035
14,811	Analog Devices, Inc.	408,487
66,150	Applied Materials, Inc.	886,410
21,680	Broadcom Corp., Class A*	665,359
278,520	Intel Corp.	5,450,637
8,671	KLA-Tencor Corp.	310,942
11,330	Linear Technology Corp.	313,048
32,073	LSI Logic Corp.*	176,081
11,455	MEMC Electronic Materials, Inc.*	190,497
9,342	Microchip Technology, Inc.	247,563
41,692	Micron Technology, Inc.*	341,874
11,515	National Semiconductor Corp.	164,319
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
5,095	Novellus Systems, Inc.*	$106,893
26,836	NVIDIA Corp.*	403,345
8,745	Teradyne, Inc.*	80,891
62,661	Texas Instruments, Inc.	1,484,439
13,542	Xilinx, Inc.	317,154

		12,000,583

Software (4.1%):
26,036	Adobe Systems, Inc.*	860,229
11,670	Autodesk, Inc.*	277,746
9,083	BMC Software, Inc.*	340,885
20,041	CA, Inc.	440,702
8,891	Citrix Systems, Inc.*	348,794
12,637	Compuware Corp.*	92,629
15,850	Electronic Arts, Inc.*	301,943
16,409	Intuit, Inc.*	467,656
7,629	McAfee, Inc.*	334,074
385,803	Microsoft Corp.	9,988,440
15,389	Novell, Inc.*	69,404
194,279	Oracle Corp.	4,048,774
9,215	Red Hat, Inc.*	254,703
5,429	Salesforce.com, Inc.*	309,073
36,620	Sun Microsystems, Inc.*	332,876
40,337	Symantec Corp.*	664,350
8,840	Teradata Corp.*	243,277

		19,375,555

Specialty Retail (1.9%):
4,153	Abercrombie & Fitch Co., Class A	136,551
4,513	AutoNation, Inc.*	81,595
1,642	AutoZone, Inc.*	240,093
13,193	Bed Bath & Beyond, Inc.*	495,265
17,310	Best Buy Co., Inc.	649,471
8,437	GameStop Corp., Class A*	223,327
23,395	Gap, Inc. (The)	500,653
84,739	Home Depot, Inc.	2,257,447
13,354	Limited Brands, Inc.	226,884
73,405	Lowe’s Cos., Inc.	1,537,101
6,668	O’Reilly Automotive, Inc.*	240,982
14,475	Office Depot, Inc.*	95,825
6,252	RadioShack Corp.	103,596
5,015	Sherwin Williams Co.	301,702
36,248	Staples, Inc.	841,679
6,130	Tiffany & Co.	236,189
20,955	TJX Cos., Inc.	778,478

		8,946,838

Textiles, Apparel & Luxury Goods (0.5%):
16,133	Coach, Inc.	531,098
19,297	Nike, Inc., Class B	1,248,516
2,797	Polo Ralph Lauren Corp.	214,306
4,353	V.F. Corp.	315,288

		2,309,208

Thrifts & Mortgage Finance (0.1%):
23,985	Hudson City Bancorp, Inc.	315,403
17,120	People’s United Financial, Inc.	266,387

		581,790

Tobacco (1.6%):
102,934	Altria Group, Inc.	$1,833,255
8,178	Lorillard, Inc.	607,625
96,237	Philip Morris International, Inc.	4,690,591
8,294	Reynolds American, Inc.	369,249

		7,500,720

Trading Companies & Distributors (0.1%):
3,175	W.W. Grainger, Inc.	283,718

Wireless Telecommunication Services (0.3%):
19,558	American Tower Corp., Class A*	711,911
13,027	MetroPCS Communications, Inc.*	121,933
145,687	Sprint Nextel Corp.*	575,464

		1,409,308

Total Common Stocks (Cost $436,463,235)		464,794,469

U.S. Treasury Obligations (0.4%):
$1,850,000	U.S. Treasury Bill, 0.08%, 12/17/09(b)(c)	1,849,676

Total U.S. Treasury Obligations (Cost $1,849,456)		1,849,676

Investment Company (1.1%):
5,150,703	Dreyfus Treasury Prime Cash Management, 0.00%(d)	5,150,703

Total Investment Company (Cost $5,150,703)		5,150,703

Total Investment Securities (Cost $443,463,394)(e)—99.9%		471,794,848
Net other assets (liabilities) — 0.1%		471,447

Net Assets — 100.0%		$472,266,295

Percentages indicated are based on net assets as of September 30, 2009.

*	Non-income producing security.

REIT	Real Estate Investment Trust

(a)	Affiliated Company.

(b)	The rate presented represents the effective yield at time of purchase.

(c)	Investment Securities are segregated as collateral. The fair value of these securities is $1,849,676.

(d)	The rate presented represents the effective yield at September 30, 2009.

(e)	Cost for federal income tax purposes is $469,192,249. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$41,541,143
Unrealized depreciation	(38,938,544)

Net unrealized appreciation	$2,602,599

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2009:

Country	Percentage
United States	98.8%
Netherlands	0.8%
Panama	0.2%
Bermuda	0.1%
Cayman Islands	0.1%

Total	100.0%

Futures Contracts
Securities with an aggregate fair value of $1,849,676 have been segregated with the custodian to cover margin requirements for the following open contracts as of September 30, 2009:

			Number	Unrealized
		Expiration	of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)
S&P 500 Index E-Mini December Futures	Long	12/09	141	$131,443
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.3%):
Automobiles (2.4%):
62,904	Hyundai Motor Co.	$5,929,870
29,010	Maruti Suzuki India, Ltd.	1,025,693
629,000	PT Astra International Tbk	2,167,335

		9,122,898

Building Products (2.3%):
11,080,600	China Construction Bank	8,803,371

Capital Markets (0.7%):
88,700	Bradespar SA, Preferred Shares	1,627,477
96,853	KGI Securities Co., Ltd.	866,834

		2,494,311

Chemicals (2.1%):
200,587	Makhteshim-Agan Industries, Ltd.	910,060
103,942	Reliance Industries, Ltd.*	4,732,473
23,900	Sociedad Quimica y Minera de Chile SA, ADR	935,207
78,150	Uralkali, SP, GDR	1,482,776

		8,060,516

Commercial Banks (15.4%):
228,985	Banco Bradesco SA, ADR	4,554,512
473,346	Bank Hapoalim BM*	1,694,486
12,747,000	Bank of China, Ltd., Class H	6,668,406
117,680	Daegu Bank	1,683,203
111,970	Hana Financial Group, Inc.	3,842,831
70,793	HDFC Bank, Ltd.	2,428,710
111,832	ICICI Bank, Ltd.	2,094,364
4,306,000	Industrial & Commerical Bank of China	3,227,169
407,509	Itau Unibanco Banco Multiplo SA, ADR	8,211,306
832,900	Kasikornbank Public Co., Ltd.	2,057,533
135,393	OTP Bank Nyrt.*	3,903,218
6,081,000	PT Bank Central Asia Tbk	2,898,464
3,839,500	PT Bank Mandiri Tbk	1,867,089
113,530	Shinhan Financial Group Co., Ltd.*	4,544,488
1,204,760	Turkiye Garanti Bankasi AG	4,578,840
345,902	Turkiye Halk Bankasi AS	2,065,926
673,033	Turkiye Is Bankasi, Class C	2,647,532

		58,968,077

Computers & Peripherals (2.4%):
1,180,540	Acer, Inc.	3,014,467
686,515	Hon Hai Precision Industry Co., Ltd.	2,748,822
403,801	Hon Hai Precision Industry Co., Ltd., GDR, Registered Shares	3,312,748

		9,076,037

Construction & Engineering (3.2%):
394,520	Aveng, Ltd.	2,279,713
49,701	GS Engineering & Construction Corp.	3,873,527
70,811	Hyundai Engineering & Construction Co., Ltd.	3,833,050
30,614	Orascom Construction Industries	1,304,754
314,799	Raubex Group, Ltd.	1,073,087

		12,364,131

Construction Materials (1.6%):
3,844,000	China Shanshui Cement Group, Ltd.	2,852,514
48,100	Intergenerasiya Holding Co.*(a)	0
1,610,000	PT Indocement Tunggal Prakarsa Tbk	1,759,703
1,498,280	Taiwan Cement Corp.	1,675,575

		6,287,792

Diversified Consumer Services (1.1%):
426,500	Beijing Enterprises Holdings, Ltd.	2,246,683
9,210	MegaStudy Co., Ltd.	1,889,306

		4,135,989

Diversified Financial Services (4.7%):
226,807	ABSA Group, Ltd.	3,632,363
236,242	BM&FBOVESPA SA	1,745,841
41,454	Chinatrust Financial Holding Co., Ltd.	26,852
1,974,423	FirstRand, Ltd.	4,365,636
48,497	Housing Development Finance, Ltd.	2,793,932
50,757	KB Financial Group, Inc.*	2,606,826
1,318,969	Sberbank	2,665,975
13,200	Sibenergoholding*(a)	0

		17,837,425

Diversified Telecommunication Services (2.1%):
358,275	Bezeq The Israeli Telecommunication Corp., Ltd.	771,813
23,785	Chunghwa Telecom Co., Ltd.	42,828
557,058	Magyar Telekom Telecommunications plc	2,444,074
4,103,700	PT Telekomunikasi Indonesia Tbk	3,652,282
69,000	Tele Norte Leste Participacoes SA, ADR	1,296,510

		8,207,507

Electric Utilities (2.0%):
61,365	Companhia Energetica de Minas Gerais — Preferred Shares	928,460
13,125	Companhia Energetica de Minas Gerais SA, ADR	199,500
109,200	Enersis SA, ADR	2,014,740
84,883	Reliance Infrastructure, Ltd.	2,139,711
87,344	Tata Power Company, Ltd.	2,370,796

		7,653,207

Energy Equipment & Services (0.4%):
74,797	Electropaulo Metropolitana SA, Prefered B, Class B (“PNA”)	1,540,447

Food & Staples Retailing (1.3%):
747,900	Cencosud SA	2,047,530
44,100	Companhia Brasileira de Distribuicao Grupo Pao De Acucar, ADR	2,482,830
54,447	Jd Group, Ltd.	324,196

		4,854,556

Food Products (1.8%):
16,308	BIM Birlesik Magazalar AS	666,815
55,505	BRF-Brazil Foods SA*	1,472,780
1,115,000	China Mengniu Dairy Co., Ltd.*	2,844,383
1,614,140	Uni-President Enterprises Corp.	1,902,575

		6,886,553

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Gas Utilities (0.6%):
6,121,900	PT Perusahaan Gas Negara	$2,312,819

Health Care Providers & Services (0.0%):
54,400	Sinopharm Group Co.*	137,864

Household Durables (0.6%):
3,024,700	Land & Houses Pubilc Co., Ltd., NVDR	606,628
974,100	Land & Houses Public Co., Ltd.	201,747
179,800	PDG Realty SA Empreendimentos e Participacoes	1,493,173

		2,301,548

Independent Power Producers & Energy Traders (0.2%):
74,429	Akenerji Elektrik Uretim AS	699,064

Industrial Conglomerates (1.1%):
476,000	China Merchants Holdings International Co., Ltd.	1,560,496
403,583	Koc Holdings AS*	1,066,093
331,000	Shanghai Industrial Holdings, Ltd.	1,488,522

		4,115,111

Insurance (4.4%):
2,166,500	Cathay Financial Holding Co., Ltd.*	3,588,041
1,619,000	China Life Insurance Co., Ltd., Class H	7,079,806
525,000	Ping An Insurance Group Co. of China	4,130,432
10,780	Samsung Fire & Marine Insurance Co., Ltd.	2,201,152

		16,999,431

Internet & Catalog Retail (0.3%):
34,015	B2W Compantia Global de Varejo	956,906

Internet Software & Services (0.6%):
15,298	NHN Corp.*	2,252,947

IT Services (0.3%):
19,900	Infosys Technologies, Ltd., ADR	964,951

Machinery (0.7%):
51,738	Bharat Heavy Electricals, Ltd.	2,504,134

Marine (0.3%):
3,633,000	China Shipping Container Lines Co., Ltd.*	1,310,136

Media (0.7%):
83,370	Naspers, Ltd.	2,862,697

Metals & Mining (9.6%):
68,316	African Rainbow Minerals, Ltd.	1,372,116
127,000	Cherepovets Mk Severstal, Registered shares, GDR	1,008,672
2,084,457	China Steel Corp.	1,935,494
85,248	Companhia Siderurgica Nacional SA, ADR	2,608,589
269,407	Gold Fields, Ltd.	3,694,429
81,083	Impala Platinum Holdings, Ltd.	1,904,027
84,303	Mechel, ADR	1,515,768
98,324	Mining & Metallurgical Co. Norilsk Nickel, ADR*	1,229,050
17,733	POSCO	7,355,349
3,644,000	PT Bumi Resources Tbk PT	1,215,427
200,488	Tata Steel, Ltd.	2,111,214
47,510	Usinas Siderurgicas de Minas Gerais SA	1,256,884
345,800	Vale SA, ADR	7,092,358
109,100	Vale SA, SP ADR	2,523,483

		36,822,860

Multiline Retail (1.5%):
684,370	Far Eastern Department Stores, Ltd.	676,662
1,763,000	Golden Eagle Retail Group, Ltd.	2,946,667
22,997	Hyundai Dept. Store	2,143,096

		5,766,425

Oil, Gas & Consumable Fuels (17.3%):
307,077	Cairn India, Ltd.*	1,670,760
1,449,500	China Shenhua Energy Co., Ltd.	6,259,631
5,170,000	CNOOC, Ltd.	6,991,069
1,850,000	Hidili Industry International Development, Ltd.*	1,715,453
118,700	LUKOIL, ADR	6,510,695
17,250	Novatek Oao, GDR	853,962
484,900	OAO Gazprom, ADR	11,463,036
1,796,000	PetroChina Co., Ltd.	2,043,604
258,288	Petroleo Brasileiro SA, ADR, Class A	10,153,301
74,000	Petroleo Brasileiro SA, ADR	3,396,600
52,500	Petroleo Brasiliero SA — Petrobras	1,206,910
898,500	PT Tambang Batubara Bukit Asam Tbk	1,310,848
226,800	PTT Exploration & Production Public Co., Ltd.	981,217
176,500	PTT pcl	1,384,623
444,600	Rosneft Oil Co., GDR	3,360,841
25,101	Sasol, Ltd.	955,780
16,670	SK Energy Co., Ltd.	1,774,333
116,543	Turkish Petroleum Refineries Corp.	1,940,957
49,200	Ultrapar Participacoes SA, Prefered Shares	1,977,111

		65,950,731

Pharmaceuticals (1.8%):
135,226	Teva Pharmaceutical Industries, Ltd., ADR	6,837,027

Real Estate Investment Trusts (REITs) (0.5%):
6,922,420	Franshion Properties China, Ltd.	1,948,268

Real Estate Management & Development (0.5%):
916,000	Guangzhou Investment Co., Ltd.	148,936
609,700	Shanghai Lujiazui Finance & Trade Zone Developmet Co., Ltd. Class B	1,069,550
755,139	Talaat Moustafa Group*	877,122

		2,095,608

Road & Rail (0.3%):
146,000	All America Latina Logistica	1,134,173

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (6.6%):
24,561	Samsung Electronics Co., Ltd.	$16,939,214
2,815,110	Taiwan Semiconductor Manufacturing Co., Ltd.	5,655,075
225,793	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,474,691

		25,068,980

Software (1.4%):
77,108	Infosys Technologies, Ltd.	3,691,554
107,800	Tencent Holdings, Ltd.	1,744,561

		5,436,115

Textiles, Apparel & Luxury Goods (0.5%):
1,431,000	Anta Sports Products, Ltd.	1,767,851

Transportation Infrastructure (0.1%):
264,000	Jiangsu Express Co., Ltd., Series H	215,993

Wireless Telecommunication Services (5.9%):
16,400	China Mobile, Ltd., ADR	805,404
394,000	China Mobile, Ltd.	3,869,361
2,288,000	China Unicom, Ltd.	3,212,812
81,400	Mobile TeleSystems, ADR	3,929,178
265,269	MTN Group, Ltd.	4,331,959
14,754	SK Telecom Co., Ltd.	2,293,209
317,671	Turkcell Iletisim Hizmetleri A/S	2,269,444
69,600	Vivo Participacoes SA, ADR	1,757,400

		22,468,767

Total Common Stocks (Cost $272,367,394)		379,223,223

Warrants (0.2%):
427,508	Sberbank*(b)	846,466

Total Warrants (Cost $892,179)		846,466

Total Investment Securities (Cost $273,259,573)(c)—99.5%		380,069,689
Net other assets (liabilities) — 0.5%		1,953,120

Net Assets — 100.0%		$382,022,809

Percentages indicated are based on net assets as of September 30, 2009.

*	Non-income producing security.

ADR	American Depository Receipt

GDR	Global Depository Receipt

MTN	Medium Term Note

PLC	Public Liability Company

(a)	Security was fair valued at September 30, 2009. These securities represent 0.0% of the Fund’s net assets.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub adviser has deemed these securities to be liquid based on procedures approved by the board of Trustees.

(c)	Cost for federal income tax purposes is $286,882,713. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$109,807,214
Unrealized depreciation	(16,620,238)

Net unrealized appreciation	$93,186,976

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2009:

Country	Percentage
Korea	16.5%
Brazil	15.3%
Hong Kong	10.1%
China	9.0%
Russia	9.0%
India	7.5%
Taiwan	7.3%
South Africa	7.1%
Indonesia	4.5%
Turkey	4.2%
Israel	2.7%
Hungary	1.7%
Thailand	1.4%
Chile	1.3%
Cayman Islands	0.7%
Egypt	0.6%
United States	0.5%
Belize	0.4%
United Kingdom	0.2%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (91.8%):
Aerospace & Defense (1.6%):
3,900	MTU Aero Engines Holding AG	$184,357
6,000	Saab AB	71,991
3,000	Ultra Electronics Holdings plc	64,213
8,450	VT Group plc	76,153

		396,714

Airlines (0.9%):
10,000	Aegean Airlines SA	64,275
2,100	Air Berlin plc*	11,557
514,000	China Southern Airlines Co., Ltd., Class H*	161,467

		237,299

Auto Components (2.2%):
5,800	Exedy Corp.	126,793
12,400	Musashi Seimitsu Industry Co., Ltd.	233,816
10,000	Nifco, Inc.	198,653

		559,262

Automobiles (1.8%):
1,620	Accell Group NV	77,182
6,000	Rosenbauer International AG	271,997
28,000	ShinMaywa Industries, Ltd.	109,127

		458,306

Beverages (0.8%):
6,334	A.G.BARR plc	82,076
180	Baron de Ley SA*	9,704
1,700	Hawesko Holding AG	46,181
487	Hite Brewery Co., Ltd.	69,266

		207,227

Building Products (0.6%):
12,678	BSS Group plc	58,741
10,205	Crane Group, Ltd.	98,426

		157,167

Capital Markets (1.3%):
1,218	Boursorama*	14,404
12,000	Investec plc	87,858
750	Partners Group Holding AG	91,594
30,000	Tokai Tokyo Financial Holdings, Inc.	93,675
530	VZ Holding AG	38,460

		325,991

Chemicals (5.2%):
8,100	Aica Kogyo Co., Ltd.	85,977
25,000	Chugoku Marine Paints, Ltd.	156,333
73,967	Elementis plc	66,372
12,400	Fujikura Kasei Co., Ltd.	69,400
37	Gurit Holding AG	24,046
11,403	Koninklijke Ten Cate NV	251,235
5,600	Lintec Corp.	106,298
7,000	Nihon Parkerizing Co., Ltd.	86,999
129	Sika AG-BEARER	174,430
4,000	Symrise AG	76,355
20,000	Takasago International Corp.	112,586
7,000	Victrex plc	85,311

		1,295,342

Commercial Banks (2.6%):
4,183	Bank Sarasin & CIE-REG B*	174,257
400	Banque Cantonale Vaudoise	164,958
55,200	Dah Sing Banking Group, Ltd.*	70,651
65,500	Eon Capital Bhd.	101,889
24	Seven Bank, Ltd.	59,253
4,500	Tokyo Tomin Bank, Ltd.	73,003

		644,011

Commercial Services & Supplies (3.2%):
8,199	Babcock International Group plc	74,591
3,400	Gategroup Holding AG*	91,864
2,400	GfK SE	83,936
4,700	Kapsch Trafficcom AG	181,689
6,350	Moshi Moshi Hotline, Inc.	123,835
40,000	Shanks Group plc	63,405
117,126	Transpacific Industries Group, Ltd.*	157,034
631	Xing AG*	31,037

		807,391

Communications Equipment (1.3%):
426,000	Beijing Enterprises Water Group, Ltd.*	85,687
146,000	Centron Telecom International Holdings, Ltd.*	47,524
2,000	EVS Broadcast Equipment SA	149,797
1,600	Icom, Inc.	40,895

		323,903

Computers & Peripherals (0.5%):
9,900	Nidec Copal Corp.	133,882

Construction & Engineering (2.2%):
1,700	Bauer AG	71,385
2,428	Bilfinger Berger AG	168,842
6,000	Imtech NV	153,158
6,338	Keller Group plc	73,558
4,225	Kier Group plc	79,917

		546,860

Construction Materials (1.4%):
10,000	China National Building Material Co., Ltd., Class H	23,313
35,479	Fletcher Building, Ltd.	213,306
15,280	James Hardie Industries NV*	105,283

		341,902

Containers & Packaging (1.7%):
16,900	Jsp Corp.	151,121
11,200	Nitta Corp.	171,940
17,000	Zignago Vetro SpA	96,086

		419,147

Distributors (1.1%):
167,204	Inchcape plc*	75,262
2,378	Medion AG	25,571
9,600	Trusco Nakayama Corp.	165,379

		266,212

Diversified Consumer Services (0.3%):
2,814	Homeserve plc	71,655

Diversified Financial Services (4.4%):
1,400	Acino Holding AG	258,647
27,472	Albemarle & Bond Holdings plc	104,929
24,000	Azimut Holding SpA	303,445
26,000	China Everbright, Ltd.	58,903
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Diversified Financial Services, continued
400	Compagnie Financiere Tradition SA	$51,072
28,881	Evolution Group plc	63,177
4,033	Grenkeleasing AG	158,715
20,000	IG Group Holdings plc	106,671

		1,105,559

Diversified Telecommunication Services (0.6%):
5,200	Telenet Group Holdings NV	137,774

Electric Utilities (1.3%):
1,709	BKW FMB Energie AG	148,361
3,300	Red Electrica Corporacion SA	168,930

		317,291

Electrical Equipment (1.6%):
600	Bekaert SA	79,437
1,000	Centrotherm Photovoltaics AG*	48,170
1,450	Newave Energy Holdings SA*	63,841
31,698	PV Crystalox Solar plc	37,545
13,100	Sumida Corp.	87,254
4,400	Tognum AG	75,377

		391,624

Electronic Equipment Instruments & Components (1.0%):
40,500	Kingboard Chemical Holdings, Ltd.	153,010
5,000	Rotork plc	90,399

		243,409

Energy Equipment & Services (3.7%):
25,000	Chloride Group plc	72,807
3,388	Fugro NV	195,988
5,612	Groupe Bourbon SA	258,897
9,000	SBM Offshore NV	191,716
2,470	Schoeller-Blackman Oilfield Equipment AG	118,371
10,000	Wellstream Holdings plc	97,427

		935,206

Food & Staples Retailing (1.3%):
102,000	Olam International, Ltd.	179,526
3,400	Tsuruha Holdings Co.	141,066

		320,592

Food Products (1.3%):
58,000	China Mengniu Dairy Co., Ltd.*	147,959
7,607	Cranswick plc	82,048
74,497	Elders, Ltd.*	15,694
11,610	Greggs plc	74,244

		319,945

Gas Utilities (0.5%):
6,500	Enagas	135,931

Health Care Equipment & Supplies (1.0%):
10,989	Ansell, Ltd.	96,500
9,763	Consort Medical plc	67,862
37,062	Fisher & Paykel Healthcare Corp., Ltd.	87,703

		252,065

Health Care Providers & Services (2.0%):
89,411	China Resources Gas Group, Ltd.	73,060
5,000	MorphoSys AG*	125,262
52,000	Parkway Holdings, Ltd.	76,147
17,336	Sonic Healthcare, Ltd.	216,284

		490,753

Hotels, Restaurants & Leisure (1.3%):
750	Compagnie des Alpes	25,033
6,000	His Co., Ltd.	123,321
315	Kuoni Reisen Holding	117,038
25,000	William Hill plc	70,492

		335,884

Household Durables (0.3%):
103,500	Techtronic Industries Co., Ltd.	85,531

Industrial Conglomerates (2.4%):
59,000	Citic Pacific, Ltd.	153,974
7,000	DCC plc	181,204
15,849	Mitie Group plc	63,896
3,400	Rheinmetall AG	201,699

		600,773

Insurance (2.7%):
52,000	China Taiping Insurance Holdings Co., Ltd.*	138,934
505	Helvetia Patria Holding	169,983
1,000	Topdanmark A/S*	151,287
2,911	TrygVesta A/S	223,067

		683,271

Internet & Catalog Retail (0.5%):
90,586	Findel plc	57,160
2,323	Meetic*	77,747

		134,907

Internet Software & Services (1.6%):
4,265	Sohu.com, Inc.*	293,347
7,000	United Internet AG, Registered Shares*	105,728

		399,075

IT Services (3.8%):
8,000	Alten*	215,370
21,393	Computershare, Ltd.	209,894
8,000	NEC Networks & System Integration Corp.	109,034
1,070	Obic Co., Ltd.	181,372
4,858	Sword Group	159,940
6,972	Wirecard AG	83,353

		958,963

Life Sciences Tools & Services (0.3%):
620	Lonza Group AG, Registered Shares	67,609

Machinery (6.3%):
4,500	Andritz AG	224,493
600	Bucher Industries AG	66,880
12,000	Daihatsu Diesel Manufacturing Co., Ltd.	58,856
3,000	Demag Cranes AG	106,834
10,300	Doosan InfraCore Co., Ltd.	148,099
5,100	Glory, Ltd.	125,057
14,509	Hamworthy plc	61,090
7,000	Hisaka Works, Ltd.	77,283
4,600	Miura Co., Ltd.	129,656
19,000	Nabtesco Corp.	225,208
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Machinery, continued
39,000	NIPPON THOMPSON Co., Ltd.	$219,443
4,400	Union Tools Co.	139,911

		1,582,810

Marine (0.5%):
6,223	Store Electronic*	116,544

Media (2.1%):
88,000	C.I.R. SPA*	197,977
12,256	Daily Mail & General Trust plc, Class A	90,096
53,275	Fairfax Media, Ltd.	80,704
2,100	Ipsos	65,199
2,250	Seloger.com*	90,378

		524,354

Metals & Mining (1.7%):
76,400	China Zhongwang Holdings, Ltd.*	74,409
23,000	Daido Steel Co., Ltd.	83,011
13,000	Dowa Holdings Co., Ltd.	78,287
54,660	Iluka Resources, Ltd.*	190,505

		426,212

Multi-Utilities (0.4%):
8,100	ACEA SpA	106,114

Office Electronics (0.6%):
1,700	Neopost SA	152,613

Oil, Gas & Consumable Fuels (2.9%):
22,402	Anglo Pacific Group plc	74,013
8,452	Hunting plc	72,752
15,000	John Wood Group plc	73,043
6,600	MODEC, Inc.	134,340
6,555	Premier Oil plc*	126,860
2,086	Rubis	190,630
5,000	SFC Smart Fuel Cell AG*	57,063

		728,701

Paper & Forest Products (0.6%):
80,400	Lee & Man Paper Manufacturing, Ltd.	140,894

Pharmaceuticals (3.7%):
10,500	Dechra Pharmaceuticals plc	71,793
3,000	Ipsen SA	164,677
4,000	Laboratorios Farmaceuticos Rovi SA	48,005
6,400	Nichi-iko Pharmaceutical Co., Ltd.	206,264
50,000	Pronova BioPharma AS*	151,850
2,700	Tsumura & Co.	97,219
1,477	Virbac SA	151,425
214	Yuhan Corp.	34,601

		925,834

Real Estate Investment Trusts (REITs) (0.8%):
6,000	Eurobank Properties Real Estate Investment Co.	72,534
91,947	Mirvac Group	135,656

		208,190

Real Estate Management & Development (1.4%):
20,074	Grainger Trust plc	95,484
24,000	Hopewell Holdings, Ltd.	75,024
70,000	Keppel Land, Ltd.	134,941
7,500	Kerry Properties, Ltd.	39,851

		345,300

Semiconductors & Semiconductor Equipment (0.4%):
13,734	CSR plc*	103,031

Software (1.9%):
7,347	Exact Holding NV	192,717
86,433	Intec Telecom Systems plc*	136,069
12,000	SDL plc*	69,317
3,100	Temenos Group AG*	72,873

		470,976

Specialty Retail (4.5%):
11,800	Arcs Co., Ltd.	187,380
138,000	Belle International Holdings, Ltd.	140,232
2,800	Dufry Group*	156,880
30,000	HMV Group plc	50,307
7,607	Jumbo SA	100,482
19,000	Mobilezone Holding AG	144,163
4,300	Nishimatsuya Chain Co., Ltd.	45,007
2,900	Saft Groupe SA	161,860
3,300	Tsutsumi Jewelry Co., Ltd.	76,940
7,500	Wh Smith plc	54,069

		1,117,320

Textiles, Apparel & Luxury Goods (0.3%):
10,000	Burberry Group plc	80,523

Tobacco (1.2%):
15,000	Swedish Match AB, Class B	302,086

Trading Companies & Distributors (0.5%):
5,200	Kuroda Electric Co.,	63,308
29,722	Sig plc	65,645

		128,953

Transportation Infrastructure (1.4%):
4,225	Forth Ports plc	81,660
1,300	Hopewell Highway Infrastructure, Ltd.	796
5,000	Oesterreichische Post AG	138,535
79,000	Singapore Airport Terminal Services, Ltd.	126,182

		347,173

Wireless Telecommunication Services (0.3%):
11,090	LG Telecom, Ltd.	80,271

Total Common Stocks (Cost $18,841,136)		22,996,332

Investment Company (7.6%):
1,917,148	Dreyfus Treasury Prime Cash Management, 0.00%(a)	1,917,148

Total Investment Company (Cost $1,917,148)		1,917,148

Total Investment Securities (Cost $20,758,284)(b)—99.4%		24,913,480
Net other assets (liabilities) — 0.6%		144,695

Net Assets — 100.0%		$25,058,175

Percentages indicated are based on net assets as of September 30, 2009.

PLC	Public Liability Company

*	Non-income producing security.
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

(a)	The rate presented represents the effective yield at September 30, 2009.

(b)	Cost for federal income tax purposes is $22,017,497. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$4,911,585
Unrealized depreciation	(2,015,602)

Net unrealized appreciation	$2,895,983

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2009:

Country	Percentage
Japan	19.6%
United Kingdom	13.1%
United States	8.9%
Switzerland	8.3%
France	7.4%
Germany	6.6%
Hong Kong	5.7%
Australia	5.2%
Netherlands	4.3%
Austria	3.8%
Italy	2.8%
Singapore	2.1%
Belgium	1.5%
Denmark	1.5%
Spain	1.5%
Sweden	1.5%
Korea	1.3%
New Zealand	1.2%
Greece	1.0%
Cayman Islands	0.9%
Ireland	0.7%
Norway	0.6%
Malaysia	0.4%
China	0.1%
Brazil	0.0%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.6%):
Aerospace & Defense (2.6%):
17,615	AAR Corp.*	$386,473
6,732	Aerovironment, Inc.*	189,102
4,157	American Science & Engineering, Inc.	282,842
11,833	Ceradyne, Inc.*	216,899
7,391	Cubic Corp.	291,723
19,864	Curtiss-Wright Corp.	677,958
13,196	Esterline Technologies Corp.*	517,415
25,662	Gencorp, Inc.*	137,548
20,397	Moog, Inc., Class A*	601,712
26,094	Orbital Sciences Corp.*	390,627
16,008	Teledyne Technologies, Inc.*	576,128
7,307	Triumph Group, Inc.	350,663

		4,619,090

Air Freight & Logistics (0.4%):
13,172	Forward Air Corp.	304,932
17,365	HUB Group, Inc., Class A*	396,790

		701,722

Airline (0.2%):
25,188	SkyWest, Inc.	417,617

Auto Components (0.3%):
9,869	ATC Technology Corp.*	195,012
8,213	Drew Industries, Inc.*	178,140
16,224	Spartan Motors, Inc.	83,391
11,334	Superior Industries International, Inc.	160,943

		617,486

Automobiles (0.1%):
11,525	Winnebago Industries, Inc.*	169,533

Beverages (0.1%):
4,321	Boston Beer Company, Inc. (The), Class A*	160,223

Biotechnology (1.1%):
13,162	ArQule, Inc.*	59,756
27,230	Cubist Pharmaceuticals, Inc.*	550,046
15,504	Martek Biosciences Corp.*	350,235
28,246	Regeneron Pharmaceuticals, Inc.*	545,148
23,902	Savient Pharmaceuticals, Inc.*	363,310

		1,868,495

Building Products (0.9%):
5,937	AAON, Inc.	119,215
13,388	Apogee Enterprises, Inc.	201,088
20,353	Griffon Corp.*	204,955
7,456	NCI Building Systems, Inc.*	23,859
17,372	Quanex Building Products Corp.	249,462
17,491	Simpson Manufacturing Co., Inc.	441,823
7,838	Universal Forest Products, Inc.	309,287

		1,549,689

Capital Markets (1.4%):
20,731	Investment Technology Group, Inc.*	578,810
21,109	Labranche & Co., Inc.*	71,771
19,875	OptionsXpress Holdings, Inc.	343,440
7,909	Piper Jaffray Cos., Inc.*	377,417
13,247	Stifel Financial Corp.*	727,260
13,656	SWS Group, Inc.	196,646
16,014	Tradestation Group, Inc.*	130,514

		2,425,858

Chemicals (1.8%):
8,987	American Vanguard Corp.	74,682
11,334	Arch Chemicals, Inc.	339,907
25,054	Calgon Carbon Corp.*	371,551
21,866	H.B. Fuller Co.	456,999
5,449	NewMarket Corp.	506,975
14,192	OM Group, Inc.*	431,295
3,100	Penford Corp.	22,227
44,332	PolyOne Corp.*	295,694
5,278	Quaker Chemical Corp.	115,746
12,303	Schulman, Inc.	245,199
3,434	Stepan Co.	206,315
9,321	Zep, Inc.	151,466

		3,218,056

Commercial Banks (5.8%):
5,726	Bank of the Ozarks, Inc.	151,911
26,698	Boston Private Financial Holdings, Inc.	173,804
11,396	Cascade Bancorp	13,789
14,104	Central Pacific Financial Corp.	35,542
12,291	Columbia Banking System, Inc.	203,416
16,320	Community Bank System, Inc.	298,166
42,097	East West Bancorp, Inc.	349,405
34,937	First Bancorp	106,558
36,328	First Commonwealth Financial Corp.	206,343
19,140	First Financial Bancorp	230,637
9,502	First Financial Bankshares, Inc.	469,969
21,444	First Midwest Bancorp, Inc.	241,674
17,191	Frontier Financial Corp.	18,738
28,547	Glacier Bancorp, Inc.	426,492
10,971	Hancock Holding Co.	412,181
13,750	Hanmi Financial Corp.*	22,550
8,618	Home Bancshares, Inc.	188,907
8,636	Independent Bank Corp.	16,408
9,669	Independent Bank Corp.	213,975
9,131	Nara Bancorp, Inc.	63,460
55,055	National Penn Bancshares, Inc.	336,386
15,337	NBT Bancorp, Inc.	345,696
38,177	Old National Bancorp	427,582
14,552	Pinnacle Financial Partners, Inc.*	184,956
17,019	PrivateBancorp, Inc.	416,285
21,015	Prosperity Bancshares, Inc.	731,112
9,346	S & T Bancorp, Inc.	121,124
18,555	Signature Bank*	538,095
5,699	Simmons First National Corp., Class A	164,188
73,349	South Financial Group, Inc. (The)	107,823
9,095	Sterling Bancorp	65,666
36,857	Sterling Bancshares, Inc.	269,425
24,589	Sterling Financial Corp.*	49,178
39,120	Susquehanna Bancshares, Inc.	230,417
3,126	Tompkins Financial Corp.	136,606
56,062	UCBH Holdings, Inc.	44,850
13,761	UMB Financial Corp.	556,495
38,249	Umpqua Holdings Corp.	405,439
17,325	United Bankshares, Inc.	339,397
35,018	United Community Banks, Inc.*	175,089
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Commercial Banks, continued
28,302	Whitney Holding Corp.	$270,001
9,140	Wilshire Bancorp, Inc.	67,088
10,948	Wintrust Financial Corp.	306,106

		10,132,929

Commercial Services & Supplies (3.7%):
20,827	ABM Industries, Inc.	438,200
10,207	Administaff, Inc.	268,138
7,228	American Public Education*	251,101
17,669	Bowne & Co., Inc.	136,051
6,041	CDI Corp.	84,876
5,287	Consolidated Graphics, Inc.*	131,911
6,245	Exponent, Inc.*	175,922
8,531	G & K Services, Inc., Class A	189,047
23,905	Geo Group, Inc. (The)*	482,164
19,393	Healthcare Services Group, Inc.	356,055
12,137	Heartland Payment Systems, Inc.	176,108
7,455	Heidrick & Struggles International, Inc.	173,403
11,927	HMS Holdings Corp.*	455,969
24,643	Interface, Inc.	204,537
15,546	Mobile Mini, Inc.*	269,879
17,868	On Assignment, Inc.*	104,528
7,463	School Specialty, Inc.*	177,022
24,111	Spherion Corp.*	149,729
7,000	Standard Register Co. (The)	41,160
16,078	TeleTech Holdings, Inc.*	274,291
27,140	Tetra Tech, Inc.*	720,024
18,172	Ticketmaster Entertainment, Inc.*	212,431
20,013	Trueblue, Inc.*	281,583
10,643	United Stationers, Inc.*	506,713
9,222	Viad Corp.	183,610
5,070	Volt Information Sciences, Inc.*	61,955

		6,506,407

Communications Equipment (2.3%):
57,830	Arris Group, Inc.*	752,368
5,093	Bel Fuse, Inc., Class B	96,920
7,887	Black Box Corp.	197,885
17,986	Blue Coat Systems, Inc.*	406,304
13,180	Comtech Telecommunications Corp.*	437,840
11,889	Digi International, Inc.*	101,294
6,359	EMS Technologies, Inc.*	132,394
44,816	Harmonic, Inc.*	299,371
15,688	NETGEAR, Inc.*	287,875
14,600	Neutral Tandem, Inc.*	332,296
10,934	PC-Tel, Inc.*	68,337
20,899	Symmetricom, Inc.*	108,257
30,846	Tekelec*	506,800
12,500	ViaSat, Inc.*	332,250

		4,060,191

Computers & Peripherals (0.9%):
60,828	Adaptec, Inc.*	203,166
13,171	Avid Technology, Inc.*	185,579
12,081	Hutchinson Technology, Inc.*	85,775
22,861	Intermec, Inc.*	322,340
14,701	Novatel Wireless, Inc.*	167,003
9,321	Stratasys, Inc.*	159,948
15,812	Synaptics, Inc.*	398,463

		1,522,274

Construction & Engineering (0.7%):
17,351	Comfort Systems USA, Inc.	201,098
30,502	Emcor Group, Inc.*	772,311
17,660	Insituform Technologies, Inc.*	338,012

		1,311,421

Construction Materials (0.7%):
19,656	Eagle Materials, Inc.	561,768
18,941	Headwaters, Inc.*	73,302
12,388	Texas Industries, Inc.	520,296

		1,155,366

Consumer Finance (0.5%):
13,583	Cash America International, Inc.	409,663
12,394	First Cash Financial Services, Inc.*	212,309
4,651	Rewards Network, Inc.*	63,905
7,886	World Acceptance Corp.*	198,806

		884,683

Containers & Packaging (0.6%):
13,040	Myers Industries, Inc.	140,441
17,785	Rock-Tenn Co., Class A	837,851

		978,292

Distributors (0.0%):
8,562	Audiovox Corp., Class A*	58,650

Diversified Consumer Services (0.8%):
6,293	Capella Education Co.*	423,771
13,551	Coinstar, Inc.*	446,912
16,717	Interval Leisure Group, Inc.*	208,628
3,389	Pre-paid Legal Services, Inc.	172,161
9,682	Universal Technical Institute, Inc.*	190,735

		1,442,207

Diversified Financial Services (0.8%):
3,826	CorVel Corp.*	108,658
11,691	Financial Federal Corp.	288,534
8,470	Greenhill & Co., Inc.	758,743
6,895	Portfolio Recovery Associates, Inc.*	312,550

		1,468,485

Diversified REIT (0.1%):
23,787	Colonial Properties Trust	231,448

Diversified Telecommunication Services (0.3%):
11,797	Cbeyond, Inc.*	190,285
18,743	General Communication, Inc., Class A*	128,577
14,038	Iowa Telecommunitcations Services, Inc.	176,879

		495,741

Electric Utilities (0.9%):
11,491	ALLETE, Inc.	385,753
20,333	El Paso Electric Co.*	359,284
13,772	UIL Holdings Corp.	363,443
16,946	Unisource Energy Corp.	521,090

		1,629,570

Electrical Equipment (2.4%):
10,293	A.O. Smith Corp.	392,163
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Electrical Equipment, continued
19,334	Acuity Brands, Inc.	$622,748
5,769	Azz, Inc.*	231,741
19,088	Baldor Electric Co.	521,866
21,001	Belden CDT, Inc.	485,123
23,756	Brady Corp., Class A	682,272
9,433	C&D Technologies, Inc.*	20,281
8,644	Encore Wire Corp.	193,107
10,853	II-VI, Inc.*	276,100
7,952	Magnetek, Inc.*	12,405
16,195	Regal-Beloit Corp.	740,274
9,171	Vicor Corp.*	70,800

		4,248,880

Electronic Equipment Instruments & Components (3.4%):
10,810	Agilysys, Inc.	71,238
13,661	Anixter International, Inc.*	547,943
5,786	Applied Signal Technology, Inc.	134,640
30,259	Benchmark Electronics, Inc.*	544,662
27,368	Brightpoint, Inc.*	239,470
18,531	Checkpoint Systems, Inc.*	304,650
17,646	Cognex Corp.	289,042
17,004	CTS Corp.	158,137
15,683	Daktronics, Inc.	134,403
7,971	DTS, Inc.*	218,246
14,017	Electro Scientific Industries, Inc.*	187,688
21,935	Insight Enterprises, Inc.*	267,826
5,214	Keithley Instruments, Inc.	28,886
9,117	Littlelfuse, Inc.*	239,230
10,966	LoJack Corp.*	55,817
9,564	Mercury Computer Systems, Inc.*	94,301
19,384	Methode Electronics, Inc.	168,059
7,658	MTS Systems Corp.	223,690
9,792	Network Equipment Technologies, Inc.*	70,796
18,530	Newport Corp.*	162,323
9,240	Park Electrochemical Corp.	227,766
18,007	Plexus Corp.*	474,304
11,484	RadiSys Corp.*	99,796
7,172	Rogers Corp.*	214,945
12,101	ScanSource, Inc.*	342,700
20,118	Technitrol, Inc.	185,287
5,131	Tollgrade Communications, Inc.*	33,249
20,481	TTM Technologies, Inc.*	234,917

		5,954,011

Energy Equipment & Services (3.5%):
25,533	Atwood Oceanics, Inc.*	900,549
10,394	Basic Energy Services, Inc.*	88,245
12,876	Bristow Group, Inc.*	382,289
8,547	CARBO Ceramics, Inc.	440,598
13,497	Dril-Quip, Inc.*	669,991
6,170	Gulf Island Fabrication, Inc.	115,626
10,303	Hornbeck Offshore Services, Inc.*	283,951
46,341	ION Geophysical Corp.*	163,120
6,452	Lufkin Industries, Inc.	343,117
12,051	Matrix Service Co.*	130,994
8,943	NATCO Group, Inc.*	395,996
22,784	Oil States International, Inc.*	800,402
22,990	Pioneer Drilling Co.*	168,747
9,061	Seacor Holdings, Inc.*	739,649
5,313	Seahawk Drilling, Inc.*	165,181
7,044	Superior Well Services, Inc.*	68,186
34,531	TETRA Technologies, Inc.*	334,605

		6,191,246

Food & Staples Retailing (1.5%):
5,583	Cal-Maine Foods, Inc.	149,457
23,131	Casey’s General Stores, Inc.	725,851
10,239	Cracker Barrel Old Country Store, Inc.	352,222
7,860	Diamond Foods, Inc.	249,319
14,059	Great Atlantic & Pacific Tea Co., Inc.*	125,266
5,831	Nash Finch Co.	159,419
10,824	Spartan Stores, Inc.	152,943
8,741	The Andersons, Inc.	307,683
19,370	United Natural Foods, Inc.*	463,330

		2,685,490

Food Products (2.1%):
8,266	Balchem Corp.	217,396
37,245	Darling International, Inc.*	273,751
15,837	Green Mountain Coffee Roasters, Inc.*	1,169,404
18,626	Hain Celestial Group, Inc.*	357,060
6,535	J & J Snack Foods Corp.	282,247
13,857	Lance, Inc.	357,788
5,148	Peet’s Coffee & Tea, Inc.*	145,328
8,068	Sanderson Farms, Inc.	303,679
14,727	TreeHouse Foods, Inc.*	525,312

		3,631,965

Gas Utilities (2.5%):
42,184	Atmos Energy Corp.	1,188,745
9,276	Laclede Group, Inc. (The)	298,316
19,194	New Jersey Resources Corp.	696,934
11,604	Northwest Natural Gas Co.	483,423
31,862	Piedmont Natural Gas Co., Inc.	762,777
14,097	South Jersey Industries, Inc.	497,624
21,076	Southwest Gas Corp.	539,124

		4,466,943

Health Care Equipment & Supplies (4.2%):
9,752	Abaxis, Inc.*	260,866
30,167	Align Technology, Inc.*	428,975
34,379	American Medical Systems Holdings, Inc.*	581,693
5,762	Analogic Corp.	213,309
12,666	CONMED Corp.*	242,807
20,670	Cooper Companies, Inc.	614,519
13,322	CryoLife, Inc.*	106,176
10,998	Cyberonics, Inc.*	175,308
10,483	Greatbatch, Inc.*	235,553
11,760	Haemonetics Corp.*	659,971
6,092	ICU Medical, Inc.*	224,551
9,301	Integra LifeSciences Holdings*	317,629
15,161	Invacare Corp.	337,787
5,410	Kensey Nash Corp.*	156,619
18,200	Meridian Bioscience, Inc.	455,182
12,579	Merit Medical Systems, Inc.*	217,994
5,428	MWI Veterinary Supply, Inc.*	216,849
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
12,155	Natus Medical, Inc.*	$187,552
6,335	Neogen Corp.*	204,557
14,900	Omnicell, Inc.*	165,986
7,757	Osteotech, Inc.*	34,519
7,894	Palomar Medical Technologies, Inc.*	127,962
7,286	Surmodics, Inc.*	179,236
17,022	Symmetry Medical, Inc.*	176,518
17,825	Theragenics Corp.*	28,520
14,618	West Pharmaceutical Services, Inc.	593,637
9,750	ZOLL Medical Corp.*	209,820

		7,354,095

Health Care Providers & Services (5.3%):
4,995	Air Methods Corp.*	162,687
2,879	Almost Family, Inc.*	85,650
12,723	Amedisys, Inc.*	555,105
23,620	AMERIGROUP Corp.*	523,655
15,846	AMN Healthcare Services, Inc.*	150,695
14,363	AmSurg Corp.*	304,927
5,157	Bio-Reference Laboratories, Inc.*	177,401
17,285	Catalyst Health Solutions, Inc.*	503,858
19,889	Centene Corp.*	376,698
10,307	Chemed Corp.	452,374
14,611	Cross Country Healthcare, Inc.*	136,028
5,649	Genoptix, Inc.*	196,472
13,286	Gentiva Health Services, Inc.*	332,283
14,228	Hanger Orthopedic Group, Inc.*	197,342
22,976	Healthspring, Inc.*	281,456
15,735	Healthways, Inc.*	241,060
27,658	Hillenbrand, Inc.	563,394
15,889	Inventiv Health, Inc.*	265,823
4,567	IPC The Hospitalist Co.*	143,632
4,106	Landauer, Inc.	225,748
8,723	LCA-Vision, Inc.*	61,148
6,977	LHC Group, Inc.*	208,822
15,938	Magellan Health Services, Inc.*	495,034
9,002	MedCath Corp.*	78,948
21,199	MEDNAX, Inc.*	1,164,249
6,571	Molina Heathcare, Inc.*	135,954
15,167	Odyssey Healthcare, Inc.*	189,588
10,513	PetMed Express, Inc.	198,170
27,382	PSS World Medical, Inc.*	597,749
8,499	RehabCare Group, Inc.*	184,343
11,602	Res-Care, Inc.*	164,864

		9,355,157

Health Care Technology (0.5%):
3,953	Computer Programs & Systems, Inc.	163,694
26,138	Eclipsys Corp.*	504,463
20,052	Phase Forward, Inc.*	281,530

		949,687

Hotels, Restaurants & Leisure (2.5%):
8,199	Buffalo Wild Wings, Inc.*	341,160
11,950	California Pizza Kitchen, Inc.*	186,659
10,562	CEC Entertainment, Inc.*	273,133
25,409	CKE Restaurants, Inc.	266,540
6,975	DineEquity, Inc.	172,631
25,838	Jack in the Box, Inc.*	529,421
3,303	Landry’s Restaurants, Inc.*	34,682
10,070	Marcus Corp.	128,795
4,613	Monarch Casino & Resort, Inc.*	49,636
9,831	O’Charley’s, Inc.*	92,117
10,984	P.F. Chang’s China Bistro, Inc.*	373,127
9,983	Papa John’s International, Inc.*	245,282
27,628	Pinnacle Entertainment, Inc.*	281,529
7,310	Red Robin Gourmet Burgers*	149,270
26,795	Ruby Tuesday, Inc.*	225,614
7,438	Ruth’s Hospitality Group, Inc.*	31,388
26,075	Shuffle Master, Inc.*	245,627
27,837	Sonic Corp.*	307,877
12,419	Steak n Shake Co. (The)*	146,172
23,500	Texas Roadhouse, Inc., Class A*	249,570

		4,330,230

Household Durables (0.8%):
11,001	Ethan Allen Interiors, Inc.	181,516
8,462	Kid Brands, Inc.*	52,464
24,549	La-Z-Boy, Inc.	212,349
8,269	M/I Homes, Inc.*	112,376
14,156	Meritage Corp.*	287,367
2,366	National Presto Industries, Inc.	204,683
2,047	Skyline Corp.	46,180
45,322	Standard-Pacific Corp.*	167,238
6,733	Universal Electronics, Inc.*	137,488

		1,401,661

Household Products (0.3%):
33,369	Central Garden & Pet Co., Class A*	364,723
7,120	WD-40 Co.	202,208

		566,931

Industrial Conglomerates (0.1%):
6,226	Standex International Corp.	123,462
9,551	Tredegar, Inc.	138,489

		261,951

Insurance (2.9%):
4,360	American Physicians Capital, Inc.	125,612
9,319	Amerisafe, Inc.*	160,753
21,426	Delphi Financial Group, Inc., Class A	484,870
11,785	eHealth, Inc.*	171,118
20,795	Employers Holdings, Inc.	321,907
6,389	Infinity Property & Casualty Corp.	271,405
17,833	National Financial Partners Corp.*	155,504
5,909	Navigators Group, Inc.*	324,995
8,605	Presidential Life Corp.	89,148
14,789	ProAssurance Corp.*	771,838
7,579	RLI Corp.	400,020
6,899	Safety Insurance Group, Inc.	227,115
23,513	Selective Insurance Group, Inc.	369,859
8,189	Stewart Information Services Corp.	101,298
18,445	Tower Group, Inc.	449,873
10,298	United Fire & Casualty Co.	184,334
15,896	Zenith National Insurance Corp.	491,186

		5,100,835

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Internet & Catalog Retail (0.4%):
6,654	Blue Nile, Inc.*	$413,346
18,986	HSN, Inc.*	309,092
6,070	Stamps.com, Inc.*	56,148

		778,586

Internet Software & Services (1.4%):
8,228	comScore, Inc.*	148,186
31,601	CyberSource Corp.*	526,789
18,730	DealerTrack Holdings, Inc.*	354,184
15,089	InfoSpace, Inc.*	116,789
20,746	J2 Global Communications, Inc.*	477,366
15,055	Perficient, Inc.*	124,505
12,761	The Knot, Inc.*	139,350
38,851	United Online, Inc.	312,362
20,705	Websense, Inc.*	347,844

		2,547,375

IT Services (1.9%):
13,673	CACI International, Inc., Class A*	646,323
29,960	CIBER, Inc.*	119,840
16,746	CSG Systems International, Inc.*	268,103
21,415	eResearch Technology, Inc.*	149,905
7,007	Forrester Research, Inc.*	186,667
6,827	Integral Systems, Inc.*	47,106
8,173	Maximus, Inc.	380,862
5,978	Stanley, Inc.*	153,754
4,194	StarTek, Inc.*	36,404
15,337	Sykes Enterprises, Inc.*	319,316
9,288	SYNNEX Corp.*	283,098
12,851	Tyler Technologies, Inc.*	219,624
18,182	Wright Express Corp.*	536,551

		3,347,553

Leisure Equipment & Products (1.2%):
41,798	Brunswick Corp.	500,740
13,914	JAKKS Pacific, Inc.*	199,248
450	Nautilus Group, Inc. (The)*	765
15,325	Polaris Industries, Inc.	624,953
22,675	Pool Corp.	503,839
8,164	RC2 Corp.*	116,337
9,307	Sturm, Ruger & Co., Inc.	120,433

		2,066,315

Life Sciences Tools & Services (0.7%):
15,243	Cambrex Corp.*	96,031
8,213	Dionex Corp.*	533,599
15,943	Enzo Biochem, Inc.*	112,876
6,399	Kendle International, Inc.*	106,991
26,346	PAREXEL International Corp.*	358,042

		1,207,539

Machinery (4.2%):
30,336	Actuant Corp., Class A	487,196
11,953	Albany International Corp., Class A	231,888
8,643	Astec Industries, Inc.*	220,137
6,772	Badger Meter, Inc.	262,009
18,922	Barnes Group, Inc.	323,377
22,606	Briggs & Stratton Corp.	438,782
4,067	Cascade Corp.	108,752
7,813	CIRCOR International, Inc.	220,795
23,118	CLARCOR, Inc.	724,980
9,491	Enpro Industries, Inc.*	216,964
11,713	ESCO Technologies, Inc.*	461,492
23,334	Gardner Denver, Inc.*	813,890
12,824	Gerber Scientific, Inc.*	76,688
13,111	John Bean Technologies Corp.	238,227
14,856	Kaydon Corp.	481,632
5,554	Lindsay Manufacturing Co.	218,717
8,025	Lydall, Inc.*	42,212
17,609	Mueller Industries, Inc.	420,327
15,138	Robbins & Myers, Inc.	355,440
15,585	Toro Co.	619,815
13,990	Watts Water Technologies, Inc., Class A	423,198

		7,386,518

Media (0.4%):
11,706	Arbitron, Inc.	243,017
14,961	E.W. Scripps Co. (The), Class A*	112,207
35,337	Live Nation, Inc.*	289,410

		644,634

Metals & Mining (0.8%):
6,833	A.M. Castle & Co.	67,920
9,630	AMCOL International Corp.	220,431
9,496	Brush Engineered Materials, Inc.*	232,272
22,874	Century Aluminum Co.*	213,872
12,510	Gibraltar Industries, Inc.	166,008
3,915	Olympic Steel, Inc.	112,321
13,359	RTI International Metals, Inc.*	332,773

		1,345,597

Multi-Utilities (0.5%):
25,958	Avista Corp.	524,871
5,726	Central Vermont Public Service Corp.	110,512
7,039	CH Energy Group, Inc.	311,898

		947,281

Multiline Retail (0.2%):
19,084	Fred’s, Inc.	242,939
11,460	Tuesday Morning Corp.*	47,674

		290,613

Oil, Gas & Consumable Fuels (2.0%):
18,937	Holly Corp.	485,166
19,290	Penn Virginia Corp.	441,934
8,557	Petroleum Development Corp.*	159,674
21,394	PetroQuest Energy, Inc.*	138,847
28,888	St. Mary Land & Exploration Co.	937,704
19,631	Stone Energy Corp.*	320,181
16,797	Swift Energy Co.*	397,753
13,924	World Fuel Services Corp.	669,327

		3,550,586

Paper & Forest Products (0.7%):
16,462	Buckeye Technologies, Inc.*	176,637
5,361	Clearwater Paper Corp.*	221,570
4,369	Deltic Timber Corp.	199,969
6,501	Neenah Paper, Inc.	76,517
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Paper & Forest Products, continued
7,258	Schweitzer-Mauduit International, Inc.	$394,545
21,351	Wausau Paper Corp.	213,510

		1,282,748

Personal Products (0.5%):
8,526	Chattem, Inc.*	566,212
13,600	Helen of Troy, Ltd.*	264,248
7,507	Mannatech, Inc.	28,752

		859,212

Pharmaceuticals (0.8%):
16,078	Par Pharmaceutical Cos., Inc.*	345,838
14,025	PharMerica Corp.*	260,444
22,357	Salix Pharmaceuticals, Inc.*	475,310
35,348	ViroPharma, Inc.*	340,048

		1,421,640

Real Estate Investment Trusts (REITs) (5.6%):
17,137	Acadia Realty Trust	258,255
44,619	BioMed Realty Trust, Inc.	615,742
21,327	Cedar Shopping Centers, Inc.	137,559
10,740	EastGroup Properties, Inc.	410,483
15,820	Entertainment Properties Trust	540,095
39,865	Extra Space Storage, Inc.	420,576
15,812	Forestar Group, Inc.*	271,650
30,385	Franklin Street Properties Corp.	398,043
14,862	Home Properties, Inc.	640,404
29,606	Inland Real Estate Corp.	259,349
19,194	Kilroy Realty Corp.	532,442
27,109	Kite Realty Group Trust	113,044
41,053	Lexington Corporate Properties Trust	209,370
11,189	LTC Properties, Inc.	268,984
37,915	Medical Properties Trust, Inc.	296,116
12,983	Mid-America Apartment Communities, Inc.	585,923
37,119	National Retail Properties, Inc.	796,945
9,206	Parkway Properties, Inc.	181,358
18,833	Pennsylvania Real Estate Investment Trust	143,319
7,889	PS Business Parks, Inc.	404,863
58,249	Senior Housing Properties Trust	1,113,138
12,169	Sovran Self Storage, Inc.	370,303
18,111	Tanger Factory Outlet Centers, Inc.	676,265
10,643	Urstadt Biddle Properties, Inc., Class A	155,281

		9,799,507

Residential REIT (0.2%):
21,657	Post Properties, Inc.	389,826

Road & Rail (0.9%):
11,641	Arkansas Best Corp.	348,532
24,430	Heartland Express, Inc.	351,792
25,325	Knight Transportation, Inc.	424,953
12,599	Old Dominion Freight Line, Inc.*	383,388

		1,508,665

Semiconductors & Semiconductor Equipment (5.3%):
11,392	Actel Corp.*	138,641
14,818	Advanced Energy Industries, Inc.*	211,008
13,308	ATMI, Inc.*	241,540
27,965	Brooks Automation, Inc.*	216,169
9,784	Cabot Microelectronics Corp.*	341,070
9,123	Cohu, Inc.	123,708
13,188	Cymer, Inc.*	512,486
71,152	Cypress Semiconductor Corp.*	735,000
14,103	Diodes, Inc.*	255,123
12,676	DSP Group, Inc.*	103,183
22,735	Exar Corp.*	167,102
17,220	FEI Co.*	424,473
8,144	Hittite Microwave Corp.*	299,536
8,390	Intevac, Inc.*	112,762
33,514	Kopin Corp.*	160,867
30,630	Kulicke & Soffa Industries, Inc.*	184,699
22,443	Micrel, Inc.	182,910
37,881	Microsemi Corp.*	598,141
22,071	MKS Instruments, Inc.*	425,750
12,157	Pericom Semiconductor Corp.*	119,260
16,423	Rudolph Technologies, Inc.*	121,530
12,255	Sigma Designs, Inc.*	178,065
78,208	Skyworks Solutions, Inc.*	1,035,474
10,379	Standard Microsystems Corp.*	240,897
5,860	Supertex, Inc.*	175,800
67,583	TriQuint Semiconductor, Inc.*	521,741
10,468	Ultratech, Inc.*	138,492
32,398	Varian Semiconductor Equipment Associates, Inc.*	1,063,950
15,212	Veeco Instruments, Inc.*	354,744

		9,384,121

Software (3.3%):
20,014	Blackbaud, Inc.	464,325
19,321	Commvault Systems, Inc.*	400,911
19,077	Concur Technologies, Inc.*	758,501
4,396	Ebix, Inc.*	243,363
22,116	Epicor Software Corp.*	140,879
15,864	Epiq Systems, Inc.*	230,028
6,566	Faro Technologies, Inc.*	112,804
12,877	JDA Software Group, Inc.*	282,521
11,040	Manhattan Associates, Inc.*	223,008
15,309	Netscout Systems, Inc.*	206,825
14,202	Phoenix Technology, Ltd.*	51,837
18,670	Progress Software Corp.*	422,875
7,949	Quality Systems, Inc.	489,420
12,621	Radiant Systems, Inc.*	135,549
13,983	Smith Micro Software, Inc.*	172,830
14,300	Sonic Solutions*	84,799
8,645	SPSS, Inc.*	431,818
35,799	Take-Two Interactive Software, Inc.*	401,307
14,203	Taleo Corp., Class A, Class A*	321,556
30,974	THQ, Inc.*	211,862

		5,787,018

Specialized REITs (0.9%):
49,424	DiamondRock Hospitality, Co.*	400,334
26,640	Healthcare Realty Trust, Inc.	562,903
29,487	LaSalle Hotel Properties	579,715

		1,542,952

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Specialty Retail (4.5%):
10,825	Big 5 Sporting Goods Corp.	$163,458
11,132	Buckle, Inc. (The)	380,046
18,675	Cabela’s, Inc., Class A*	249,125
13,770	Cato Corp.	279,393
10,398	Charlotte Russe Holdings, Inc.*	181,965
11,243	Children’s Place Retail Stores, Inc.*	336,840
14,500	Christopher & Banks Corp.	98,165
21,712	Dress Barn, Inc.*	389,296
26,456	Finish Line, Class A	268,793
9,942	Genesco, Inc.*	239,304
11,120	Group 1 Automotive, Inc.	298,572
13,430	Gymboree Corp.*	649,743
8,664	Haverty Furniture Co., Inc.*	102,322
13,160	Hibbett Sports, Inc.*	239,907
20,839	HOT Topic, Inc.*	156,084
12,183	Jo-Ann Stores, Inc.*	326,870
8,639	Jos. A. Bank Clothiers, Inc.*	386,768
7,998	Lithia Motors, Inc., Class A	124,689
23,987	Men’s Wearhouse, Inc. (The)	592,479
7,774	Midas, Inc.*	73,076
14,961	Nutri/System, Inc.	228,305
34,483	OfficeMax, Inc.*	433,796
19,425	Pep Boys — Manny, Moe & Jack	189,782
17,492	Sonic Automotive, Inc.	183,666
18,511	Stage Store, Inc.	239,903
6,179	Stein Mart, Inc.*	78,535
14,965	Tractor Supply Co.*	724,605
10,367	Tween Brands, Inc.*	86,979
11,553	Zale Corp.*	82,604
9,081	Zumiez, Inc.*	149,019

		7,934,089

Textiles, Apparel & Luxury Goods (2.6%):
18,413	Brown Shoe Co., Inc.	147,672
26,374	Carter’s, Inc.*	704,186
40,291	Crocs, Inc.*	267,935
6,194	Deckers Outdoor Corp.*	525,561
31,453	Iconix Brand Group, Inc.*	392,219
12,678	K-Swiss, Inc., Class A	111,440
42,237	Liz Claiborne, Inc.	208,228
9,635	Maidenform Brands, Inc.*	154,738
7,614	Movado Group, Inc.	110,631
7,253	Oxford Industries, Inc.	142,884
5,195	Perry Ellis International, Inc.*	83,328
57,872	Quiksilver Resources, Inc.*	159,148
15,496	Skechers U.S.A., Inc., Class A*	265,601
9,646	True Religion Apparel, Inc.*	250,121
6,835	UniFirst Corp.	303,816
7,925	Volcom, Inc.*	130,604
22,745	Wolverine World Wide, Inc.	564,986

		4,523,098

Thrifts & Mortgage Finance (0.5%):
22,109	Bank Mutual Corp.	195,444
26,191	Brookline Bancorp, Inc.	254,576
11,997	Dime Community Bancshares	137,126
37,037	TrustCo Bank Corp.	231,481

		818,627

Tobacco (0.1%):
40,237	Alliance One International, Inc.*	180,262

Trading Companies & Distributors (0.8%):
16,684	Applied Industrial Technologies, Inc.	$353,034
10,938	Kaman Corp., Class A	240,417
2,647	Lawson Products, Inc.	46,084
13,221	Watsco, Inc.	712,744

		1,352,279

Water Utilities (0.2%):
7,468	American States Water Co.	270,192

Total Common Stocks (Cost $188,011,646)		175,291,348

U.S. Treasury Obligations (0.1%):
$150,000	U.S. Treasury Bill, 0.12%, 12/17/09(a)(b)	149,974

Total U.S. Treasury Obligations (Cost $149,962)		149,974

Investment Company (0.4%):
756,980	Dreyfus Treasury Prime Cash Management, 0.00%(c)	756,980

Total Investment Company (Cost $756,980)		756,980

Total Investment Securities (Cost $188,918,588)(d)—100.1%		176,198,302
Net other assets (liabilities) — (0.1)%		(179,572)

Net Assets — 100.0%		$176,018,730

Percentages indicated are based on net assets as of September 30, 2009.

*	Non-income producing security.

REIT	Real Estate Investment Trust.

(a)	The rate represents the effective yield at time of purchase.

(b)	Investment securities are segregated as collateral. The fair value of these securities is $149,974.

(c)	The rate presented represents the effective yield at September 30, 2009.

(d)	Cost for federal income tax purposes is $196,356,635. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$13,297,423
Unrealized depreciation	(33,455,756)

Net unrealized depreciation	$(20,158,333)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2009:

Country	Percentage
United States	99.8%
Bermuda	0.1%
Puerto Rico	0.1%

Total	100.0%

Futures Contracts
Securities with an aggregate fair value of $149,974 have been segregated with the custodian to cover margin requirements for the following open contracts as of September 30, 2009:

				Unrealized
		Expiration	Number of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)
Russell 2000 Index Mini December Futures	Long	12/09	15	$7,614
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Asset Backed Securities (0.2%):
193,406	SLM Student Loan Trust, Series 2008-9, Class A, 2.00%, 4/25/23(a)+	$200,848

Total Asset Backed Securities
(Cost $192,664)		200,848

Common Stocks (54.5%):
Aerospace & Defense (0.3%):
6,453	American Science & Engineering, Inc.	439,062

Airline (0.9%):
769,000	Cathay Pacific Airways, Ltd.*	1,211,714

Auto Components (1.6%):
759,971	GKN plc*	1,383,488
49,972	Superior Industries International, Inc.	709,602

		2,093,090

Automobiles (1.0%):
13,979	DaimlerChrysler AG, ADR	703,284
20,436	Honda Motor Co., Ltd., ADR	619,415

		1,322,699

Biotechnology (1.1%):*
15,314	Amgen, Inc.	922,362
19,980	Myriad Genetics, Inc.	547,452
4,993	Myriad Pharmaceuticals, Inc.	29,259

		1,499,073

Capital Markets (2.8%):
16,841	Credit Suisse Group, ADR	937,202
13,975	Deutsche Bank AG, ADR	1,072,861
17,965	Stifel Financial Corp.*	986,278
35,336	UBS AG, ADR*	647,002

		3,643,343

Chemicals (2.0%):
30,894	E.I. du Pont de Nemours & Co.	992,933
17,278	Eastman Chemical Co.	925,064
23,788	Sensient Technologies Corp.	660,593

		2,578,590

Commercial Banks (6.2%):
72,353	Allied Irish Banks PLC, ADR*	681,565
56,156	Banco Santander SA, ADR	906,919
45,024	Barclays PLC, ADR*	1,064,367
53,285	First Bancorp	162,519
15,371	First Financial Bankshares, Inc.	760,250
9,771	First Financial Corp.	299,384
49,711	FNB Corp.	353,445
14,161	Home Bancshares, Inc.	310,409
73,542	Huntington Bancshares, Inc.	346,383
23,952	KB Financial Group, Inc., ADR*	1,232,810
44,568	Lloyds TSB Group PLC, ADR	297,269
57,068	Regions Financial Corp.	354,392
27,289	Royal Bank of Scotland Group PLC, ADR*	463,094
18,859	SunTrust Banks, Inc.	425,271
41,535	Umpqua Holdings Corp.	440,271

		8,098,348

Commercial Services & Supplies (1.1%):
34,107	Navigant Consulting, Inc.*	460,445
45,401	R.R. Donnelley & Sons Co.	965,225

		1,425,670

Containers & Packaging (0.3%):
7,907	Rock-Tenn Co., Class A	$372,499

Diversified Consumer Services (1.8%):
11,139	Apollo Group, Inc., Class A*	820,610
8,186	ITT Educational Services, Inc.*	903,816
3,020	Strayer Education, Inc.	657,394

		2,381,820

Diversified Financial Services (1.4%):
49,314	Bank of America Corp.	834,393
57,500	ING Groep NV, ADR*	1,025,225

		1,859,618

Diversified Telecommunication Services (1.7%):
368,859	BT Group plc	767,160
31,421	Deutsche Telekom AG, ADR	429,211
19,288	Nippon Telegraph & Telephone Corp., ADR	444,203
32,916	Telecom Italia SpA, ADR	577,017

		2,217,591

Electric Utilities (1.0%):
48,058	Korea Electric Power Corp., ADR*	732,404
19,358	Pinnacle West Capital Corp.	635,329

		1,367,733

Electronic Equipment Instruments & Components (0.2%):
9,774	Hitachi, Ltd., ADR*	298,889

Food & Staples Retailing (0.7%):
2,670	Nash Finch Co.	72,998
4,838	Spartan Stores, Inc.	68,361
15,100	Wal-Mart Stores, Inc.	741,259

		882,618

Food Products (0.6%):
20,375	Flowers Foods, Inc.	535,659
6,605	TreeHouse Foods, Inc.*	235,600

		771,259

Gas Utilities (1.4%):
17,182	Laclede Group, Inc. (The)	552,573
54,901	Piedmont Natural Gas Co., Inc.	1,314,330

		1,866,903

Health Care Equipment & Supplies (0.4%):
12,168	CryoLife, Inc.*	96,979
4,761	Greatbatch, Inc.*	106,980
12,490	STERIS Corp.	380,320

		584,279

Health Care Providers & Services (0.4%):
20,769	Gentiva Health Services, Inc.*	519,433

Health Care Technology (0.1%):
4,073	Computer Programs & Systems, Inc.	168,663

Hotels, Restaurants & Leisure (1.5%):
283,301	Ladbrokes plc	849,476
14,785	McDonald’s Corp.	843,780
6,200	Panera Bread Co., Class A*	341,000

		2,034,256

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Household Durables (0.5%):
22,457	Sony Corp., ADR	$655,744

Industrial Conglomerates (3.2%):
1,073,000	Citic Pacific, Ltd.	2,800,243
46,999	General Electric Co.	771,724
36,653	Textron, Inc.	695,674

		4,267,641

Insurance (1.2%):
98,394	AEGON NV *	832,413
26,193	Axa, ADR	708,521

		1,540,934

IT Services (1.9%):
755,110	LogicaCMG plc	1,571,496
20,221	ManTech International Corp., Class A*	953,623

		2,525,119

Life Sciences Tools & Services (0.4%):
29,303	Luminex Corp.*	498,151

Machinery (0.6%):
40,763	Briggs & Stratton Corp.	791,210

Media (1.3%):
1,551,515	ITV plc	1,095,989
78,715	New York Times Co., Class A	639,166

		1,735,155

Metals & Mining (3.2%):
72,606	Alcoa, Inc.	952,591
17,918	ArcelorMittal, ADR, Class A	665,474
28,630	Compass Minerals International, Inc.	1,764,180
7,689	POSCO, ADR	799,195

		4,181,440

Multi-Utilities (1.5%):
48,240	NiSource, Inc.	670,053
16,810	SCANA Corp.	586,669
17,689	Veolia Environnement, ADR	680,850

		1,937,572

Multiline Retail (1.3%):
19,665	Dollar Tree, Inc.*	957,292
29,631	Family Dollar Stores, Inc.	782,259

		1,739,551

Oil, Gas & Consumable Fuels (1.8%):
8,158	Clayton Williams Energy, Inc.*	245,719
25,869	Goodrich Petroleum Corp.*	667,679
23,413	Repsol YPF SA, ADR	635,897
24,208	Suncor Energy, Inc.	836,628

		2,385,923

Paper & Forest Products (0.8%):
49,155	MeadWestvaco Corp.	1,096,648

Pharmaceuticals (1.0%):
47,350	Pfizer, Inc.	783,642
55,203	ViroPharma, Inc.*	531,053

		1,314,695

Real Estate Management & Development (3.2%):
1,039,000	New World Development Co., Ltd.	2,219,645
1,086,000	Sino Land Co., Ltd.	1,932,636

		4,152,281

Specialty Retail (1.4%):
7,871	AutoZone, Inc.*	1,150,898
9,312	Buckle, Inc. (The)	317,912
7,584	Tractor Supply Co.*	367,217

		1,836,027

Thrifts & Mortgage Finance (0.8%):
36,606	First Niagara Financial Group, Inc.	451,352
34,152	Washington Federal, Inc.	575,803

		1,027,155

Tobacco (0.6%):
17,500	Universal Corp.	731,850

Transportation Infrastructure (1.3%):
1,201,000	Cosco Pacific, Ltd.	1,712,043

Total Common Stocks (Cost $53,147,632)		71,766,289

Corporate Bonds (4.2%):
Beverages (0.1%):
200,000	Fosters Financial Corp., 4.88%, 10/1/14(b)+	207,197

Biotechnology (0.1%):
100,000	Amgen, Inc., 5.70%, 2/1/19+	109,927

Capital Markets (0.1%):
100,000	Morgan Stanley, 6.00%, 5/13/14+	106,461

Commercial Banks (0.2%):
100,000	Wells Fargo Co., 0.63%, 3/15/16(a)+	89,066
200,000	Wells Fargo Co., 0.67%, 8/1/13, MTN(a)+	191,089
10,000	Wells Fargo Co., 5.25%, 10/23/12+	10,669

		290,824

Commercial Services & Supplies (0.0%):
25,000	First Data Corp., 9.88%, 9/24/15, Callable 9/30/11 @ 104.94+	23,094

Diversified Consumer Services (0.2%):
100,000	American Express Credit Co., Series C, 5.88%, 5/2/13+	106,027
200,000	Ford Motor Credit Co. LLC, 7.25%, 10/25/11+	194,242
10,000	General Electric Capital Corp., 5.25%, 10/19/12+	10,573

		310,842

Diversified Financial Services (2.5%):
300,000	American International Group, Inc., 8.25%, 8/15/18+	254,950
500,000	Bank of America Corp., Series L, 7.38%, 5/15/14, MTN+	556,332
100,000	Bank of America Corp., 7.63%, 6/1/19+	112,679
100,000	JPMorgan Chase & Co., Inc., 6.40%, 10/2/17+	108,787
100,000	Citigroup, Inc., 6.13%, 11/21/17+	99,285
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Corporate Bonds, continued
Diversified Financial, continued
150,000	Gaz Capital SA, Series 7, 6.21%, 11/22/16	$143,940
300,000	General Electric Capital Corp., Series A, 6.88%, 1/10/39, MTN+	314,199
100,000	GMAC LLC, 7.25%, 3/2/11+	96,106
100,000	GMAC, Inc., 7.75%, 1/19/10+	99,889
100,000	Goldman Sachs Group, Inc., 0.74%, 3/22/16(a)+	94,312
100,000	Goldman Sachs Group, Inc., 5.95%, 1/18/18+	103,747
200,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18+	210,383
500,000	JPMorgan Chase & Co., 4.65%, 6/1/14+	521,493
100,000	JPMorgan Chase & Co., Series 1, 7.88%, 4/29/49, Callable 4/30/18 @ 100+	96,017
100,000	Merrill Lynch & Co., Series E, 1.13%, 5/30/14, MTN(a)+	131,310
200,000	Morgan Stanley, Series F, 5.95%, 12/28/17, MTN+	203,629
100,000	Morgan Stanley, Series F, 6.63%, 4/1/18, MTN+	105,742

		3,252,800

Electronic Equipment Instruments & Components (0.1%):
100,000	General Electric Co., 5.25%, 12/6/17+	102,625

Food & Staples Retailing (0.1%):
100,000	American Stores Co., Series B, 7.10%, 3/20/28, MTN+	75,250

Health Care Equipment & Supplies (0.1%):
100,000	Biomet, Inc., 10.38%, 10/15/17, Callable 10/15/12 @ 105.19+	106,250

Health Care Providers & Services (0.1%):
100,000	HCA, Inc., 9.63%, 11/15/16, Callable 11/15/11 @ 104.81+	104,000

Independent Power Producers & Energy Traders (0.1%):
100,000	AES Corp. (The), 8.00%, 6/1/20+	99,250

Media (0.1%):
200,000	Time Warner Cable, Inc., 5.40%, 7/2/12+	213,704

Oil, Gas & Consumable Fuels (0.2%):
200,000	Pemex Project Funding Master Trust, 5.75%, 3/1/18+	197,750
100,000	SandRidge Energy, Inc., 8.63%, 4/1/15, Callable 4/1/11 @ 104.31+	99,125

		296,875

Tobacco (0.2%):
200,000	Altria Group, Inc., 9.25%, 8/6/19+	244,391

Total Corporate Bonds (Cost $5,044,140)		5,543,490

Yankee Dollars (6.3%):
100,000	ANZ National Bank, Ltd., 6.20%, 7/19/13(b)+	109,422
500,000	Barclays Bank plc, 5.20%, 7/10/14+	528,158
100,000	Barclays Bank plc, 7.43%, 9/29/49(a)(b)+	87,500
100,000	Brazilian Government International Bond, 8.88%, 10/14/19+	129,750
100,000	British Telecom plc, 5.95%, 1/15/18+	101,299
100,000	Celulosa Arauco y Constitucion SA, 7.25%, 7/29/19(b)+	110,104
300,000	Colombia Government International Bond, 7.38%, 1/27/17+	343,800
100,000	CSN Islands XI Corp., 6.88%, 9/21/19(b)+	100,625
100,000	Export-Import Bank of Korea, 8.13%, 1/21/14+	114,548
1,100,000	Federal Republic of Brazil, 5.88%, 1/15/19+	1,182,500
100,000	France Telecom SA, 7.75%, 3/1/11+	108,277
200,000	Indonesia Government International Bond, 6.75%, 3/10/14+	214,000
200,000	Indonesia Government International Bond, 11.63%, 3/4/19(b)+	281,500
1,000,000	Korea Development Bank, 8.00%, 1/23/14+	1,142,910
600,000	Leaseplan Corp. NV, 3.00%, 5/7/12(b)+	611,102
100,000	Macquarie Bank, Ltd., Series B, 4.10%, 12/17/13, MTN(b)+	105,405
300,000	Panama Government International Bond, 7.25%, 3/15/15+	342,750
200,000	Peru Government International Bond, 7.35%, 7/21/25+	233,500
30,000	Petrobras International Finance Co., 7.88%, 3/15/19+	34,613
200,000	Petroleos Mexicanos, 8.00%, 5/3/19+	228,400
100,000	Philippine Government International Bond, 8.38%, 6/17/19+	121,750
300,000	Philippine Government International Bond, 7.75%, 1/14/31+	340,875
90,000	Poland Government International Bond, 6.38%, 7/15/19+	101,108
200,000	Rabobank Nederland NV, 11.00%, 12/31/49, Callable 6/30/19 @ 100(b)+	245,000
100,000	Royal Bank of Scotland Group plc, 6.99%, 10/29/49(b)	52,000
300,000	Societe Financement de l’Economie Francaise, 3.38%, 5/5/14(b)	307,128
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Yankee Dollars, continued
200,000	South Africa Government International Bond, 6.88%, 5/27/19+	$223,000
100,000	UBS AG Stamford CT, 5.88%, 12/20/17+	102,367
40,000	5.63%, 1/15/17+	41,520
40,000	8.30%, 8/15/31+	51,200
20,000	6.75%, 9/27/34+	22,000
700,000	United Mexican States, Series E, 5.95%, 3/19/19, MTN+	735,000

Total Yankee Dollars (Cost $7,805,029)		8,453,111

Preferred Stocks (0.1%):
200	Wells Fargo & Co., Series L, Class A	178,600

Total Preferred Stocks (Cost $129,860)		178,600

Municipal Bonds (0.3%):
300,000	Metropolitan Transportation Authority New York Dedicated Tax Fund, 7.34%, 11/15/39, AMT	370,809

Total Municipal Bonds (Cost $300,000)		370,809

U.S. Government Agencies (0.5%):
Federal Home Loan Mortgage Corporation (0.5%)
500,000	0.39%, 5/4/11(a)+	500,267
100,000	0.40%, 8/5/11, MTN(a)+	99,904

Total U.S. Government Agencies (Cost $600,894)		600,171

U.S. Government Agency Mortgages (14.2%):
Federal Home Loan Mortgage Corporation (0.8%)
995,177	6.00%, 5/1/38, Pool #A77502	1,051,629

Federal National Mortgage Association (9.3%)
2,110,969	5.50%, 11/1/32, Pool #AA1309+	2,224,213
474,641	6.00%, 9/1/36, Pool #745840+	502,259
220,087	5.50%, 2/1/37, Pool #909618+	230,655
363,815	5.00%, 3/1/37, Pool #899096+	376,393
418,970	6.00%, 5/1/37, Pool #888429+	443,349
687,709	6.00%, 9/1/37, Pool #944781+	727,080
665,707	6.00%, 10/1/37, Pool #953516+	703,819
1,287,669	5.00%, 2/1/38, Pool #995047+	1,334,803
701,912	5.00%, 2/1/38, Pool #961588+	726,139
371,662	5.50%, 2/1/38, Pool #995021+	389,799
563,197	5.50%, 2/1/38, Pool #961589+	589,979
131,886	6.00%, 2/1/38, Pool #977179+	139,807
81,970	5.50%, 3/1/38, Pool #969721+	85,868
613,255	5.50%, 4/1/38, Pool #962641+	642,416
975,711	5.00%, 6/1/38, Pool #984495+	1,009,389
224,909	5.50%, 6/1/38, Pool #889996+	235,710
406,912	5.50%, 7/1/38, Pool #986245+	426,262
148,966	5.50%, 9/1/38, Pool #889995+	156,120
304,144	5.00%, 1/1/39, Pool #971035+	314,642
700,000	6.00%, 10/14/39, Pool #53547 TBA	738,500

		11,997,202

Government National Mortgage Association (4.1%)
286,524	6.00%, 2/15/37, Pool #663819+	303,133
296,581	6.00%, 5/15/37, Pool #617539+	313,727
844,880	6.00%, 1/15/38, Pool #676665+	893,725
357,332	6.00%, 5/15/38, Pool #681341+	377,990
413,242	6.00%, 6/15/38, Pool #675493+	437,132
685,769	6.00%, 7/15/38, Pool #782369+	726,168
713,071	6.00%, 7/15/38, Pool #687727+	754,296
680,689	6.00%, 9/15/38, Pool #699104+	720,042
16,735	6.00%, 9/15/38, Pool #689875+	17,703
495,842	6.00%, 12/15/38, Pool #668679+	524,508
391,927	6.00%, 12/15/38, Pool #706464+	414,585

		5,483,009

Total U.S. Government Agency Mortgages (Cost $18,089,898)		18,531,840

U.S. Treasury Obligations (8.7%):
U.S. Treasury Bills (0.0%)
11,000	0.26%, 2/25/10(c)+	10,994
18,000	0.20%, 4/1/10(c)+	17,984

		28,978

U.S. Treasury Bonds (0.3%)
300,000	7.88%, 2/15/21+	418,219

U.S. Treasury Inflation Index Bond (0.3%)
100,000	2.00%, 1/15/26+	108,265
200,000	2.50%, 1/15/29+	215,589

		323,854

U.S. Treasury Inflation Index Notes (0.8%)
400,000	2.00%, 1/15/14+	482,800
100,000	1.63%, 1/15/15+	114,897
300,000	2.38%, 1/15/17+	340,884
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
U.S. Treasury Obligations, continued
U.S. Treasury Inflation Index Notes, continued

		$938,581

U.S. Treasury Notes (7.3%)
13,000	0.88%, 4/30/11+	13,035
11,000	0.88%, 5/31/11+	11,026
6,600,000	2.63%, 7/31/14+	6,710,345
200,000	2.38%, 8/31/14+	200,750
1,200,000	3.25%, 7/31/16+	1,228,125
200,000	3.00%, 8/31/16+	201,188
1,300,000	3.50%, 2/15/18+	1,327,726
		9,692,195

Total U.S. Treasury Obligations (Cost $11,206,758)		11,401,827

Repurchase Agreements (12.3%):
2,900,000	Barclays Capital, Inc., Dated 9/30/09, Settle Date 10/1/09, 0.09%, due 10/2/09, proceeds $2,900,007; fully collateralized by a General Electric Capital Corporation, 1.80%, 3/11/11, fair value at $2,979,558+	2,900,000
4,900,000	Deutsche Bank Securities, Inc., Dated 9/30/09, Settle Date 10/1/09, 0.08%, due 10/2/09, proceeds $4,900,011; fully collateralized by a FNMA, Discount Note, 4/1/10, fair value at $4,999,496	4,900,000
2,900,000	J.P. Morgan Securities, Inc., Dated 9/29/09, Settle Date 9/30/09, 0.03%, due 10/1/09, proceeds $2,900,002; fully collateralized by a FNMA, 7.13%, 6/15/10, fair value at $2,900,528	2,900,000
2,200,000	J.P. Morgan Securities, Inc., Dated 9/29/09, Settle Date 9/30/09, 0.03%, due 10/1/09, proceeds $2,200,002; fully collateralized by a U.S. Treasury Bill, Discount Note, 9/23/10, fair value at $2,244,896	2,200,000
3,300,000	J.P. Morgan Securities, Inc., Dated 9/29/09, Settle Date 9/30/09, 0.04%, due 10/1/09, proceeds $3,300,004; fully collateralized by a FNMA, 2.00%, 9/28/12, fair value at $3,376,215+	3,300,000

Total Repurchase Agreements (Cost $16,200,000)		16,200,000

Foreign Bonds (2.1%):
100,000	American International Group, Inc., 1.08%, 4/26/11, MTN(a)+	127,305
300,000	Barclays Bank plc, 14.00%, 12/15/49, Callable 6/15/19 @ 100+	618,389
300,000	Citigroup, Inc., 4.75%, 2/10/19, Callable 2/10/14 @ 100+	359,799
100,000	Lloyds TSB Bank pc, Series E, 0.95%, 6/9/11, MTN(a)+	146,638
1,440,000	Russian Federation, 7.50%, 3/31/30+	1,563,264

Total Foreign Bonds (Cost $2,336,024)		2,815,395

Investment Company (1.9%):
2,503,582	Dreyfus Treasury Prime Cash Management, 0.00%(c)	2,503,582

Total Investment Company (Cost $2,503,582)		2,503,582

Total Investment Securities (Cost $117,556,481)(d)—105.3%		138,565,962
Net other assets (liabilities) — (5.3)%		(6,951,470)

Net Assets — 100.0%		$131,614,492

Percentages indicated are based on net assets as of September 30, 2009.

*	Non-income producing security.

+	Investment securities are segregated as collateral. The aggregate fair value of these securities is $49,860,621.

ADR	American Depository Receipt.

AMT	Alternative Minimum Tax.

FNMA	Federal National Mortgage Association.

LLC	Limited Liability Company.

MTN	Medium Term Note.

PLC	Public Liability Company.

TBA	To be announced. Represents 0.6% of the net assets of the Fund.

(a)	Variable rate security. The rate presented represents the rate in effect at September 30, 2009. The date presented represents the final maturity date.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)	The rate presented represents the effective yield at September 30, 2009.

(d)	Cost for federal income tax purposes is $120,121,212. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$22,068,211
Unrealized depreciation	(3,623,461)

Net unrealized appreciation	$18,444,750

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2009:

Country	Percentage
United States	69.1%
Hong Kong	7.1%
United Kingdom	5.7%
Korea	2.9%
Netherlands	1.9%
Germany	1.6%
Japan	1.5%
France	1.3%
Russia	1.1%
Spain	1.1%
Switzerland	1.1%
Brazil	0.9%
Canada	0.6%
Luxembourg	0.6%
Mexico	0.6%
Ireland	0.5%
Indonesia	0.4%
Italy	0.4%
Philippines	0.3%
Colombia	0.2%
Panama	0.2%
Peru	0.2%
South Africa	0.2%
Australia	0.1%
Cayman Islands	0.1%
Chile	0.1%
Poland	0.1%
Puerto Rico	0.1%

Total	100.0%

As of September 30, 2009 the Fund’s open foreign currency exchange contracts were as follows:

				Unrealized
		Contract		Appreciation/
Long Contracts	Delivery Date	Amount	Fair Value	(Depreciation)
Receive 684,085 Brazilian Real in exchange for U.S. Dollars	10/2/09	$333,619	$386,205	$52,586
Receive 684,085 Brazilian Real in exchange for U.S. Dollars	10/22/09	376,409	384,932	8,523
Receive 24,278 Chinese Renminbi in exchange for U.S. Dollars	3/29/10	3,600	3,556	(44)
Receive 6,467,893 Chinese Renminbi in exchange for U.S. Dollars	6/7/10	956,436	948,127	(8,309)
Receive 409,698 Chinese Renminbi in exchange for U.S. Dollars	7/7/10	60,463	60,081	(382)
Receive 365,723 Chinese Renminbi in exchange for U.S. Dollars	6/15/11	55,000	53,813	(1,187)
Receive 334,050,000 Korean Won in exchange for U.S. Dollars	11/18/09	262,000	284,251	22,251

				$73,438

				Unrealized
		Contract		Appreciation/
Short Contracts	Delivery Date	Amount	Fair Value	(Depreciation)
Deliver 684,085 Brazilian Real in exchange for U.S. Dollars	10/2/09	$377,635	$386,205	$(8,570)
Deliver 565,000 British Sterling Pounds in exchange for U.S. Dollars	10/28/09	932,566	902,694	29,872
Deliver 412,000 European Euros in exchange for U.S. Dollars	10/8/09	607,056	602,837	4,219
Deliver 432,886 Mexican Nuevo Pesos in exchange for U.S. Dollars	11/27/09	31,665	31,822	(157)

				$25,364

Futures Contracts
As of September 30, 2009 the Fund’s open futures contracts were as follows:

				Unrealized
		Expiration	Number of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)
Euro Euribor June Futures	Long	6/10	2	$5,210
Euro BOBL December Futures	Long	12/09	6	4,145
Euro Bund December Futures	Long	12/09	3	2,223
90-Day British Sterling Pound June Futures	Long	6/10	15	17,894
90-Day British Sterling Pound December Futures	Long	12/09	2	21,329
90-Day Eurodollar March Futures	Long	3/10	5	10,313
90-Day Eurodollar June Futures	Long	6/10	7	8,100
90-Day Eurodollar September Futures	Long	9/10	35	37,813
90-Day Eurodollar December Futures	Long	12/09	13	14,137
U.S. Treasury 5-Year Note December Futures	Long	12/09	16	30,961
U.S. Treasury 2-Year Note December Futures	Long	12/09	2	2,125
U.S. Treasury 10-Year Note December Futures	Long	12/09	18	34,625

				$188,875

Interest Rate Swaps at September 30, 2009:

						Unrealized
	Floating Rate	(Pay)/Receive	Fixed	Expiration	Notional	Appreciation/
Counterparty	Index	Floating Rate	Rate	Date	Amount	(Depreciation)
Barclays Bank PLC	6-Month EUR LIBOR	Pay	4.00%	9/19/17	$100,000	$15,544
UBS AG	Brazil Cetip Interbank Deposit Rate	Pay	13.85	1/2/12	500,000	21,852
Goldman Sachs Group	6-Month GBP LIBOR	Pay	5.00	3/18/14	100,000	15,178
Morgan Stanley Capital Services Inc.	3-Month USD LIBOR	Pay	3.00	12/16/11	3,100,000	19,861
Morgan Stanley Capital Services Inc.	3-Month USD LIBOR	Pay	4.00	12/16/19	1,200,000	65,403
Goldman Sachs Group	6-Month EUR EURIBOR	Pay	4.50	3/18/24	500,000	86,242
Goldman Sachs Group	6-Month GBP LIBOR	Pay	4.50	9/17/11	600,000	63,655
Deutsche Bank Group	6-Month GBP LIBOR	Pay	5.00	3/18/11	100,000	9,971
Morgan Stanley Capital Services Inc.	3-Month USD LIBOR	Pay	5.00	12/17/18	536,000	68,667
Royal Bank of Scotland	6-Month GBP LIBOR	Pay	5.00	3/18/14	200,000	30,938
Citibank	6-Month GBP LIBOR	Pay	5.00	3/18/11	200,000	19,613
Royal Bank of Scotland PLC	3-Month USD LIBOR	Pay	3.00	12/16/10	3,400,000	26,900
Credit Suisse International	3-Month USD LIBOR	Pay	3.00	12/16/10	6,200,000	49,342
Barclays Bank PLC	MXIB TIIE Index	Pay	8.66	1/31/19	6,300,000	(15,605)

						$477,561

Credit Default Swaps agreements outstanding on September 30, 2009:
Credit Default Swaps on Corporate Issues:

							Unrealized	Implied
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Market	Appreciation/	Credit
Counterparty	Reference Entity	Protection(1)	Fixed Rate	Date	Amount(2)	Value	(Depreciation)	Spread(3)
Goldman Sachs	RRI Energy, Inc.	Sell	5.00%	6/20/14	$100,000	$(10,269)	$5,578	8.09%
Barclays Bank	Sungard Data	Sell	5.00	9/20/14	100,000	(6,410)	3,436	6.73%
Deutsche Bank Group	CIT Group, Inc.	Sell	5.00	9/20/14	100,000	(36,988)	(5,865)	27.86%
Credit Suisse	El Paso Corp.	Sell	5.00	9/20/14	100,000	(3,465)	4,132	5.89%
Credit Suisse	El Paso Corp.	Sell	5.00	9/20/14	100,000	(3,465)	4,188	5.89%
Morgan Stanley	British Telecom PLC	Buy	(1.36)	3/20/18	100,000	1,792	1,754	1.62%
Barclays Bank	Fosters Financial Corp.	Buy	(2.14)	12/20/14	200,000	(16,106)	(16,237)	1.31%

					$800,000	$(74,911)	$(3,014)

Credit Default Swaps on Credit Indices:

							Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Market	Appreciation/
Counterparty	Reference Entity	Protection(1)	Fixed Rate	Date	Amount(2)	Value(4)	(Depreciation)
Deutsche Bank Group	CDX IG9 Future	Sell	1.29%	12/20/12	$200,000	$5,665	$5,744
Goldman Sachs	CDX IG13 Future	Sell	1.00	12/20/14	3,300,000	(1,583)	(8,753)
Goldman Sachs	CDX IG7 Future	Sell	0.65	12/20/16	97,200	(3,976)	3,741
Credit Suisse	Market ABX.HE.AA Index	Sell	0.15	8/25/37	98,319	(95,018)	(26,194)
Merrill Lynch	CDX Hy-9 Future	Sell	3.75	12/20/12	430,000	(27,360)	(11,133)
Bank of America	HY-8 Future	Sell	2.75	6/20/12	301,020	(18,449)	(12,010)
Goldman Sachs	CDX HY-11 Future	Sell	5.00	12/20/13	522,000	(28,727)	70,597

					$4,948,539	$(169,448)	$21,992

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the related defaulted reference entities and take delivery of the reference entities or (ii) pay a net amount equal to the notional amount of the related defaulted reference entities less their recovery value. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the related defaulted reference entities and deliver the reference entities or (ii) receive a net amount equal to the notional amount of the related defaulted reference entities less their recovery value.

(2)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The market value of credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk for the credit derivative as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Written Swap Options outstanding on September 30, 2009:

		Pay/Receive
		Floating	Exercise	Expiration	Number of	Premiums		Unrealized
Description	Counterparty	Index	Rate	Date	Contracts	Received	Fair Value	Gain/Loss
Call—OTC 5-Year Interest Rate Swap	BNP Paribas	Rec—3-month USD-LIBOR	3.42%	11/23/09	(100)	$21,071	$(1,571)	$19,500
Put—OTC 10-Year Interest Rate Swap	Morgan Stanley Capital Services Inc.	Rec—3-month USD-LIBOR	4.35	11/23/09	(220)	15,257	(4,127)	11,130

						$(36,328)	$(5,698)	$30,630

Written options outstanding on September 30, 2009:

			Number of	Premiums		Unrealized
Security Description	Exercise Price	Expiration Date	Contracts	Received	Fair Value	Gain/Loss
Put — CBOT U.S. 10YR Treasury Note September Future	115	11/20/09	$(1)	$560	$(391)	$201
Call — CBOT U.S. 10YR Treasury Note December Future	119	11/20/09	(1)	685	(1,016)	(331)

				$1,245	$(1,407)	$(130)

Securities Sold Short (-0.6)%

	Coupon	Expiration	Par	Premiums	Fair	Unrealized
Security Description	Rate	Date	Amount	Received	Value	Gain/Loss
Federal National Mortgage Association — October TBA	5.50%	10/14/39	$(100,000)	$104,109	$(104,594)	$(484)
Federal National Mortgage Association — October TBA	6.00%	10/14/39	(600,000)	735,738	(738,500)	(2,762)

				$839,848	$(843,094)	$(3,246)

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.1%):
Aerospace & Defense (0.6%):
6,364	American Science & Engineering, Inc.	$433,007

Airline (1.7%):
758,000	Cathay Pacific Airways, Ltd.*	1,194,382

Auto Components (2.9%):
753,646	GKN plc*	1,371,974
49,277	Superior Industries International, Inc.	699,733

		2,071,707

Automobiles (1.8%):
13,784	DaimlerChrysler AG, ADR	693,473
20,152	Honda Motor Co., Ltd., ADR	610,807

		1,304,280

Biotechnology (2.1%):
15,100	Amgen, Inc.*	909,473
19,702	Myriad Genetics, Inc.*	539,835
4,961	Myriad Pharmaceuticals, Inc.*	29,071

		1,478,379

Capital Markets (5.0%):
16,606	Credit Suisse Group, ADR	924,124
13,779	Deutsche Bank AG, ADR	1,057,814
17,716	Stifel Financial Corp.*	972,609
34,843	UBS AG, ADR*	637,975

		3,592,522

Chemicals (3.6%):
30,463	E.I. du Pont de Nemours & Co.	979,081
17,037	Eastman Chemical Co.	912,161
23,456	Sensient Technologies Corp.	651,373

		2,542,615

Commercial Banks (11.2%):
71,345	Allied Irish Banks PLC, ADR*	672,070
55,374	Banco Santander SA, ADR	894,290
44,398	Barclays PLC, ADR*	1,049,569
52,543	First Bancorp	160,256
15,156	First Financial Bankshares, Inc.	749,616
9,635	First Financial Corp.	295,216
49,018	FNB Corp.	348,518
13,964	Home Bancshares, Inc.	306,091
72,517	Huntington Bancshares, Inc.	341,555
23,618	KB Financial Group, Inc., ADR*	1,215,618
43,947	Lloyds TSB Group PLC, ADR	293,126
56,274	Regions Financial Corp.	349,462
26,909	Royal Bank of Scotland Group PLC, ADR*	456,646
18,596	SunTrust Banks, Inc.	419,340
40,957	Umpqua Holdings Corp.	434,144

		7,985,517

Commercial Services & Supplies (2.0%):
33,632	Navigant Consulting, Inc.*	454,032
44,768	R.R. Donnelley & Sons Co.	951,768

		1,405,800

Containers & Packaging (0.5%):
7,797	Rock-Tenn Co., Class A	367,317

Diversified Consumer Services (3.3%):
10,984	Apollo Group, Inc., Class A*	809,191
8,071	ITT Educational Services, Inc.*	891,119
2,978	Strayer Education, Inc.	648,251

		2,348,561

Diversified Financial Services (2.6%):
48,626	Bank of America Corp.	822,752
56,699	ING Group NV, ADR*	1,010,943

		1,833,695

Diversified Telecommunication Services (3.1%):
363,723	BT Group plc	756,478
30,984	Deutsche Telekom AG, ADR	423,241
19,020	Nippon Telegraph & Telephone Corp., ADR	438,031
32,457	Telecom Italia SPA, ADR	568,971

		2,186,721

Electric Utilities (1.9%):
47,388	Korea Electric Power Corp., ADR*	722,193
19,088	Pinnacle West Capital Corp.	626,468

		1,348,661

Electronic Equipment Instruments & Components (0.4%):
9,638	Hitachi, Ltd., ADR*	294,730

Food & Staples Retailing (1.2%):
2,634	Nash Finch Co.	72,014
4,772	Spartan Stores, Inc.	67,428
14,889	Wal-Mart Stores, Inc.	730,901

		870,343

Food Products (1.1%):
20,092	Flowers Foods, Inc.	528,218
6,513	TreeHouse Foods, Inc.*	232,319

		760,537

Gas Utilities (2.6%):
16,943	Laclede Group, Inc. (The)	544,887
54,137	Piedmont Natural Gas Co., Inc.	1,296,040

		1,840,927

Health Care Equipment & Supplies (0.8%):
11,999	CryoLife, Inc.*	95,632
4,694	Greatbatch, Inc.*	105,474
12,316	STERIS Corp.	375,022

		576,128

Health Care Providers & Services (0.7%):
20,479	Gentiva Health Services, Inc.*	512,180

Health Care Technology (0.2%):
4,016	Computer Programs & Systems, Inc.	166,303

Hotels, Restaurants & Leisure (2.8%):
279,355	Ladbrokes plc	837,644
14,579	McDonald’s Corp.	832,024
6,114	Panera Bread Co., Class A*	336,270

		2,005,938

Household Durables (0.9%):
22,145	Sony Corp., ADR	646,634

Industrial Conglomerates (5.9%):
1,058,000	Citic Pacific, Ltd.	2,761,098
46,344	General Electric Co.	760,968
36,142	Textron, Inc.	685,975

		4,208,041

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Insurance (2.1%):
97,023	AEGON NV, ADR*	$820,815
25,829	Axa, ADR	698,674

		1,519,489

IT Services (3.5%):
744,593	Logica plc	1,549,609
19,939	ManTech International Corp., Class A*	940,323

		2,489,932

Life Sciences Tools & Services (0.7%):
28,894	Luminex Corp.*	491,198

Machinery (1.1%):
40,196	Briggs & Stratton Corp.	780,204

Media (2.4%):
1,529,905	ITV plc	1,080,724
77,618	New York Times Co., Class A	630,258

		1,710,982

Metals & Mining (5.8%):
71,595	Alcoa, Inc.	939,326
17,668	ArcelorMittal, ADR, Class A	656,190
28,231	Compass Minerals International, Inc.	1,739,594
7,582	POSCO, ADR	788,073

		4,123,183

Multi-Utilities (2.7%):
47,569	NiSource, Inc.	660,733
16,575	SCANA Corp.	578,468
17,443	Veolia Environnement, ADR	671,381

		1,910,582

Multiline Retail (2.4%):
19,391	Dollar Tree, Inc.*	943,954
29,218	Family Dollar Stores, Inc.	771,355

		1,715,309

Oil, Gas & Consumable Fuels (3.2%):
8,045	Clayton Williams Energy, Inc.*	242,315
25,508	Goodrich Petroleum Corp.*	658,362
23,087	Repsol YPF SA, ADR	627,043
21,216	Suncor Energy, Inc.	733,225

		2,260,945

Paper & Forest Products (1.5%):
48,471	MeadWestvaco Corp.	1,081,388

Pharmaceuticals (1.8%):
46,690	Pfizer, Inc.	772,719
54,435	ViroPharma, Inc.*	523,665

		1,296,384

Real Estate Management & Development (5.7%):
1,023,000	New World Development Co., Ltd.	2,185,464
1,072,000	Sino Land Co., Ltd.	1,907,721

		4,093,185

Specialty Retail (2.5%):
7,762	AutoZone, Inc.*	1,134,960
9,183	Buckle, Inc. (The)	313,507
7,478	Tractor Supply Co.*	362,085

		1,810,552

Thrifts & Mortgage Finance (1.4%):
36,097	First Niagara Financial Group, Inc.	445,076
33,677	Washington Federal, Inc.	567,794

		1,012,870

Tobacco (1.0%):
17,257	Universal Corp.	721,688

Transportation Infrastructure (2.4%):
1,187,000	Cosco Pacific, Ltd.	1,692,086

Total Common Stocks (Cost $61,231,457)		70,684,902

Total Investment Securities (Cost $61,231,457)(a)—99.1%		70,684,902
Net other assets (liabilities) — 0.9%		643,192

Net Assets — 100.0%		$71,328,094

Percentages indicated are based on net assets as of September 30, 2009.

ADR	American Depository Receipt

PLC	Public Liability Company

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $65,230,061. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$13,704,598
Unrealized depreciation	(8,249,757)

Net unrealized appreciation	$5,454,841

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2009:

Country	Percentage
United States	53.2%
Hong Kong	13.8%
United Kingdom	9.8%
Korea	3.9%
Netherlands	3.2%
Germany	3.1%
Japan	2.8%
Spain	2.2%
Switzerland	2.2%
France	1.9%
Canada	1.0%
Ireland	1.0%
Luxembourg	0.9%
Italy	0.8%
Puerto Rico	0.2%

Total	100.0%

As of September 30, 2009 the Fund’s open foreign currency exchange contracts were as follows:

				Unrealized
		Contract		Appreciation/
Short Contracts	Delivery Date	Amount	Fair Value	(Depreciation)
Deliver 25,072 British Sterling Pounds in exchange for U.S. Dollars	10/5/09	$40,292	$40,061	$231
Deliver 523,916 Hong Kong Dollars in exchange for U.S. Dollars	10/5/09	67,604	67,606	(2)

				$229

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Asset Backed Securities (0.1%):
$96,703	SLM Student Loan Trust, Series 2008-9, Class A, 2.00%, 4/25/23(a)+	$100,424

Total Asset Backed Securities (Cost $96,332)		100,424

Common Stocks (80.7%):
Aerospace & Defense (0.5%):
6,639	American Science & Engineering, Inc.	451,718

Airline (1.4%):
791,000	Cathay Pacific Airways, Ltd.*	1,246,380

Auto Components (2.4%):
784,621	GKN plc*	1,428,362
51,414	Superior Industries International, Inc.	730,079

		2,158,441

Automobiles (1.5%):
14,382	DaimlerChrysler AG, ADR	723,558
21,026	Honda Motor Co., Ltd., ADR	637,298

		1,360,856

Biotechnology (1.7%):
15,755	Amgen, Inc.*	948,923
20,557	Myriad Genetics, Inc.*	563,262
5,138	Myriad Pharmaceuticals, Inc.*	30,109

		1,542,294

Capital Markets (4.1%):
17,326	Credit Suisse Group, ADR	964,192
14,378	Deutsche Bank AG, ADR	1,103,799
18,484	Stifel Financial Corp.*	1,014,772
36,355	UBS AG, ADR*	665,660

		3,748,423

Chemicals (2.9%):
31,784	E.I. du Pont de Nemours & Co.	1,021,538
17,775	Eastman Chemical Co.	951,673
24,474	Sensient Technologies Corp.	679,643

		2,652,854

Commercial Banks (9.1%):
74,439	Allied Irish Banks PLC, ADR*	701,215
57,775	Banco Santander SA, ADR	933,066
46,323	Barclays PLC, ADR*	1,095,076
54,821	First Bancorp	167,204
15,814	First Financial Bankshares, Inc.	782,160
10,052	First Financial Corp.	307,993
51,145	FNB Corp.	363,641
14,569	Home Bancshares, Inc.	319,353
75,662	Huntington Bancshares, Inc.	356,368
24,642	KB Financial Group, Inc., ADR*	1,268,324
45,853	Lloyds TSB Group PLC, ADR	305,840
58,714	Regions Financial Corp.	364,614
28,076	Royal Bank of Scotland Group PLC, ADR*	476,450
19,402	SunTrust Banks, Inc.	437,515
42,732	Umpqua Holdings Corp.	452,959

		8,331,778

Commercial Services & Supplies (1.6%):
35,091	Navigant Consulting, Inc.*	473,729
46,709	R.R. Donnelley & Sons Co.	993,033

		1,466,762

Containers & Packaging (0.4%):
8,135	Rock-Tenn Co., Class A	383,240

Diversified Consumer Services (2.7%):
11,460	Apollo Group, Inc., Class A*	844,258
8,422	ITT Educational Services, Inc.*	929,873
3,107	Strayer Education, Inc.	676,332

		2,450,463

Diversified Financial Services (2.1%):
50,736	Bank of America Corp.	858,453
59,157	ING Groep NV, ADR*	1,054,769

		1,913,222

Diversified Telecommunication Services (2.5%):
379,496	BT Group plc	789,283
32,328	Deutsche Telekom AG, ADR	441,601
19,844	Nippon Telegraph & Telephone Corp., ADR	457,007
33,865	Telecom Italia SPA, ADR	593,653

		2,281,544

Electric Utilities (1.5%):
49,443	Korea Electric Power Corp., ADR*	753,511
19,916	Pinnacle West Capital Corp.	653,643

		1,407,154

Electronic Equipment Instruments & Components (0.3%):
10,055	Hitachi, Ltd., ADR*	307,482

Food & Staples Retailing (1.0%):
2,748	Nash Finch Co.	75,131
4,978	Spartan Stores, Inc.	70,339
15,535	Wal-Mart Stores, Inc.	762,613

		908,083

Food Products (0.9%):
20,963	Flowers Foods, Inc.	551,117
6,796	TreeHouse Foods, Inc.*	242,414

		793,531

Gas Utilities (2.1%):
17,677	Laclede Group, Inc. (The)	568,492
56,485	Piedmont Natural Gas Co., Inc.	1,352,251

		1,920,743

Health Care Equipment & Supplies (0.7%):
12,519	CryoLife, Inc.*	99,776
4,898	Greatbatch, Inc.*	110,058
12,851	STERIS Corp.	391,313

		601,147

Health Care Providers & Services (0.6%):
21,368	Gentiva Health Services, Inc.*	534,414

Health Care Technology (0.2%):
4,191	Computer Programs & Systems, Inc.	173,549

Hotels, Restaurants & Leisure (2.3%):
291,470	Ladbrokes plc	873,970
15,211	McDonald’s Corp.	868,092
6,379	Panera Bread Co., Class A*	350,845

		2,092,907

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Household Durables (0.7%):
23,105	Sony Corp., ADR	$674,666

Industrial Conglomerates (4.8%):
1,104,000	Citic Pacific, Ltd.	2,881,145
48,354	General Electric Co.	793,973
37,710	Textron, Inc.	715,736

		4,390,854

Insurance (1.7%):
101,231	AEGON NV, ADR*	856,414
26,949	Axa, ADR	728,971

		1,585,385

IT Services (2.8%):
776,884	Logica plc	1,616,811
20,804	ManTech International Corp., Class A*	981,117

		2,597,928

Life Sciences Tools & Services (0.6%):
30,147	Luminex Corp.*	512,499

Machinery (0.9%):
41,939	Briggs & Stratton Corp.	814,036

Media (1.9%):
1,596,255	ITV plc	1,127,594
80,985	New York Times Co., Class A	657,598

		1,785,192

Metals & Mining (4.7%):
74,699	Alcoa, Inc.	980,051
18,435	ArcelorMittal, ADR, Class A	684,676
29,456	Compass Minerals International, Inc.	1,815,079
7,911	POSCO, ADR	822,269

		4,302,075

Multi-Utilities (2.2%):
49,632	NiSource, Inc.	689,388
17,295	SCANA Corp.	603,596
18,200	Veolia Environnement, ADR	700,518

		1,993,502

Multiline Retail (2.0%):
20,232	Dollar Tree, Inc.*	984,894
30,485	Family Dollar Stores, Inc.	804,804

		1,789,698

Oil, Gas & Consumable Fuels (2.6%):
8,394	Clayton Williams Energy, Inc.*	252,827
26,614	Goodrich Petroleum Corp.*	686,907
24,088	Repsol YPF SA, ADR	654,230
22,135	Suncor Energy, Inc.	764,986

		2,358,950

Paper & Forest Products (1.2%):
50,572	MeadWestvaco Corp.	1,128,261

Pharmaceuticals (1.5%):
48,715	Pfizer, Inc.	806,233
56,795	ViroPharma, Inc.*	546,368

		1,352,601

Real Estate Management & Development (4.7%):
1,068,000	New World Development Co., Ltd.	2,281,599
1,116,000	Sino Land Co., Ltd.	1,986,023

		4,267,622

Specialty Retail (2.1%):
8,098	AutoZone, Inc.*	1,184,090
9,582	Buckle, Inc. (The)	327,129
7,804	Tractor Supply Co.*	377,870

		1,889,089

Thrifts & Mortgage Finance (1.1%):
37,661	First Niagara Financial Group, Inc.	464,360
35,138	Washington Federal, Inc.	592,427

		1,056,787

Tobacco (0.8%):
18,005	Universal Corp.	752,969

Transportation Infrastructure (1.9%):
1,236,000	Cosco Pacific, Ltd.	1,761,936

Total Common Stocks (Cost $63,723,018)		73,741,035

Preferred Stocks (0.1%):
100	Wells Fargo & Co., Series L, Class A+	89,300

Total Preferred Stocks
(Cost $59,855)		89,300

Corporate Bonds (3.3%):
Beverages (0.1%):
$100,000	Fosters Financial Corp., 4.88%, 10/1/14(b)+	103,599

Biotechnology (0.1%):
100,000	Amgen, Inc., 5.70%, 2/1/19+	109,927

Commercial Banks (0.3%):
100,000	Bank of America Corp., Series L, 0.67%, 6/22/12, MTN(a)+	100,918
100,000	Citigroup Funding, Inc., 1.52%, 5/7/10(a)+	100,080
20,000	Wells Fargo Co., 5.25%, 10/23/12+	21,339

		222,337

Commercial Services & Supplies (0.0%):
35,000	First Data Corp., 9.88%, 9/24/15, Callable 9/30/11 @ 104.94+	32,331

Diversified Consumer Services (0.3%):
100,000	Ford Motor Credit Co. LLC, 7.25%, 10/25/11	97,121
20,000	General Electric Capital Corp., 5.25%, 10/19/12	21,145
100,000	National Rural Utilities, 4.75%, 3/1/14	106,023

		224,289

Diversified Financial Services (1.8%):
100,000	American International Group, Inc., 8.25%, 8/15/18+	84,983
200,000	Bank of America Corp., Series L, 7.38%, 5/15/14, MTN+	222,533
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Corporate Bonds, continued
Diversified Financial Services, continued
$100,000	Citigroup Capital XXI, 8.30%, 12/21/57, Callable 12/21/37 @ 100+	$88,875
100,000	Citigroup, Inc., 6.13%, 11/21/17+	99,285
100,000	General Electric Capital Corp., Series A, 6.88%, 1/10/39, MTN+	104,733
100,000	GMAC LLC, 7.25%, 3/2/11+	96,106
100,000	Goldman Sachs Group, Inc., 5.95%, 1/18/18+	103,747
100,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18+	105,191
200,000	JPMorgan Chase & Co., 4.65%, 6/1/14+	208,597
100,000	JPMorgan Chase & Co., Series 1, 7.88%, 4/29/49, Callable 4/30/18 @ 100+	96,017
25,000	JPMorgan Chase & Co., Inc., 6.40%, 10/2/17+	27,197
200,000	Merrill Lynch & Co., Series E, 1.13%, 5/30/14, MTN(a)+	262,621
100,000	Morgan Stanley, Series F, 6.63%, 4/1/18, MTN+	105,742

		1,605,627

Diversified Telecommunication Services (0.1%):
100,000	AT&T, Inc., 6.30%, 1/15/38+	104,764

Electric Utilities (0.1%):
100,000	Southern Cal Edison, 5.00%, 1/15/14+	107,470

Electronic Equipment Instruments & Components (0.1%):
70,000	General Electric Co., 5.25%, 12/6/17+	71,838

Insurance (0.1%):
100,000	American International Group, 5.85%, 1/16/18, MTN+	72,401
100,000	American International Group, 8.18%, 5/15/58+	60,000

		132,401

Media (0.1%):
100,000	Time Warner Cable, Inc., 5.40%, 7/2/12+	106,852

Pharmaceuticals (0.1%):
100,000	Amgen, Inc., 5.85%, 6/1/17+	109,986

Tobacco (0.1%):
100,000	Altria Group, Inc., 9.25%, 8/6/19+	122,196

Total Corporate Bonds (Cost $2,800,714)		3,053,617

Foreign Bonds (0.7%):
100,000	Citigroup, Inc., 4.75%, 2/10/19, Callable 2/10/14 @ 100+	119,933
480,000	Russian Federation, 7.50%, 3/31/30+	521,088

Total Foreign Bonds (Cost $540,997)		641,021

Yankee Dollar (3.2%):
100,000	Barclays Bank plc, 7.43%, 9/29/49(a)(b)+	87,500
300,000	Brazilian Government International Bond, 8.88%, 10/14/19+	389,250
100,000	British Telecom plc, 5.95%, 1/15/18+	101,299
100,000	Colombia Government International Bond, 7.38%, 1/27/17+	114,600
100,000	Indonesia Government International Bond, 6.88%, 1/17/18+	107,000
200,000	ING Bank NV, 2.63%, 2/9/12(b)+	202,143
300,000	Macquarie Bank, Ltd., Series B, 4.10%, 12/17/13, MTN(b)+	316,215
100,000	Panama Government International Bond, 7.25%, 3/15/15+	114,250
100,000	Peru Government International Bond, 7.35%, 7/21/25+	116,750
25,000	Petrobras International Finance Co., 7.88%, 3/15/19+	28,844
100,000	Petroleos Mexicanos, 8.00%, 5/3/19+	114,200
100,000	Philippine Government International Bond, 7.75%, 1/14/31+	113,625
30,000	Poland Government International Bond, 6.38%, 7/15/19+	33,702
200,000	Rogers Communications, 6.75%, 3/15/15+	224,802
400,000	Royal Bank of Scotland plc (The), 2.63%, 5/11/12(b)+	405,943
100,000	South Africa Government International Bond, 6.88%, 5/27/19+	111,500
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

Shares or
Principal		Fair
Amount		Value
$20,000	United Mexican States, 6.75%, 9/27/34, MTN+	$22,000
40,000	United Mexican States, 5.63%, 1/15/17+	41,520
40,000	United Mexican States, 8.30%, 8/15/31, MTN+	51,200
200,000	United Mexican States, Series E, 5.95%, 3/19/19, MTN+	210,000

Total Yankee Dollar (Cost $2,714,567)		2,906,343

Municipal Bonds (0.1%):
Illinois (0.1%):
100,000	Chicago Illinois Transit Authority Sales & Transfer Tax Receipts Revenue, Series B, 6.90%, 12/1/40+	111,960

Total Municipal Bonds (Cost $100,000)		111,960

U.S. Government Agencies (0.7%):
Federal Home Loan Mortgage Corporation (0.7%)
100,000	0.66%, 4/1/11(a)+	100,134
500,000	0.39%, 5/4/11(a)+	500,267

Total U.S. Government Agencies (Cost $589,794)		600,401

U.S. Government Agency Mortgages (8.0%):
Federal Home Loan Mortgage Corporation (0.9%)
781,083	5.50%, 9/1/38, Pool #G04764+	818,670
Federal National Mortgage Association (7.1%)
363,815	5.00%, 3/1/37, Pool # 899096+	376,393
561,019	5.00%, 4/1/37, Pool #915284+	580,415
430,426	6.00%, 7/1/37, Pool #944544+	455,067
402,580	5.50%, 8/1/37, Pool #995024+	423,045
360,427	5.00%, 10/1/37, Pool #888712+	372,888
446,838	5.50%, 1/1/38, Pool #968411+	468,296
261,145	5.00%, 2/1/38, Pool #961588+	270,159
371,662	5.50%, 2/1/38, Pool #995021+	389,799
963,537	5.00%, 4/1/38, Pool # 974383+	996,795
938,544	5.50%, 6/1/38, Pool # 985731+	983,174
355,113	5.50%, 9/1/38, Pool #889995+	372,165
749,746	5.00%, 1/1/39, Pool # 934241+	775,625

		6,463,821

Total U.S. Government Agency Mortgages (Cost $7,083,592)		7,282,491

U.S. Treasury Obligations (0.8%):
U.S. Treasury Bonds (0.1%)
100,000	4.25%, 5/15/39+	103,453
U.S. Treasury Inflation Index Notes (0.1%)
100,000	2.00%, 1/15/14+	120,700
U.S. Treasury Notes (0.6%)
400,000	3.50%, 2/15/18+	408,531
100,000	4.50%, 2/15/36+	107,406

		515,937

Total U.S. Treasury Obligations (Cost $727,950)		740,090

Repurchase Agreements (0.9%):
$400,000	Barclays Capital, Inc., Dated 9/29/09, Settle Date 9/30/09, 0.02%, due 10/1/09, proceeds $400,000; fully collateralized by U.S. Treasury Inflation Index Note, 2.00%, 7/15/14, fair value at $412,047+	400,000
400,000	Deutsche Bank Securities, Inc., Dated 9/30/09, Settle Date 10/1/09, 0.08%, due 10/2/09, proceeds $2,700,006; fully collateralized by FNMA, Discount Note, 4/1/10, fair value at $408,632	400,000

Total Repurchase Agreements (Cost $800,000)		800,000

Investment Company (0.7%):
651,224	Dreyfus Treasury Prime Cash Management, 0.00%(c)	651,224

Total Investment Company (Cost $651,224)		651,224

Total Investment Securities (Cost $79,888,043)(d)—99.3%		90,717,906
Net other assets (liabilities) — 0.7%		639,224

Net Assets — 100.0%		$91,357,130

Percentages indicated are based on net assets as of September 30, 2009.

*	Non-income producing security.

+	Investment securities are segregated as collateral, the aggregate fair value of these securities is $12,141,709.

ADR	American Depository Receipt

FNMA	Federal National Mortgage Association

LLC	Limited Liability Company

MTN	Medium Term Note

PLC	Public Liability Company

(a)	Variable rate security. The rate presented represents the rate in effect at September 30, 2009. The date presented represents the final maturity date.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)	The rate presented represents the effective yield at September 30, 2009.

(d)	Cost for federal income tax purposes is $81,409,492. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$15,019,152
Unrealized depreciation	(5,710,738)

Net unrealized appreciation	$9,308,414

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2009:

Country	Percentage
United States	59.2%
Hong Kong	11.2%
United Kingdom	8.5%
Korea	3.1%
Netherlands	2.6%
Germany	2.5%
Japan	2.3%
Switzerland	1.8%
Spain	1.7%
France	1.6%
Canada	0.8%
Ireland	0.8%
Luxembourg	0.8%
Italy	0.7%
Russia	0.6%
Brazil	0.4%
Australia	0.3%
Mexico	0.3%
Puerto Rico	0.2%
Colombia	0.1%
Indonesia	0.1%
Panama	0.1%
Peru	0.1%
Philippines	0.1%
South Africa	0.1%
Cayman Islands	0.0%
Poland	0.0%

Total	100.0%

As of September 30, 2009 the Fund’s open foreign currency exchange contracts were as follows:

				Unrealized
		Contract		Appreciation/
Long Contracts	Delivery Date	Amount	Fair Value	(Depreciation)
Receive 221,483 Brazilian Real in exchange for U.S. Dollars	10/2/09	$108,014	$125,040	$17,026
Receive 221,483 Brazilian Real in exchange for U.S. Dollars	10/22/09	121,868	124,627	2,759
Receive 2,251,032 Chinese Renminbi in exchange for U.S. Dollars	6/7/10	332,543	329,978	(2,565)
Receive 66,495 Chinese Renminbi in exchange for U.S. Dollars	6/15/11	10,000	9,784	(216)
Receive 4,000 European Euros in exchange for U.S. Dollars	10/8/09	5,888	5,853	(35)
Receive 2,000 European Euros in exchange for U.S. Dollars	10/23/09	2,927	2,926	(1)
Receive 108,375,000 Korean Won in exchange for U.S. Dollars	11/18/09	85,000	92,219	7,219

				$24,187

				Unrealized
		Contract		Appreciation/
Short Contracts	Delivery Date	Amount	Fair Value	(Depreciation)
Deliver 221,483 Brazilian Real in exchange for U.S. Dollars	10/2/09	$122,265	$125,040	$(2,775)
Deliver 104,000 British Sterling Pounds in exchange for U.S. Dollars	10/28/09	171,658	166,159	5,499
Deliver 25,058 British Sterling Pounds in exchange for U.S. Dollars	10/28/09	40,270	40,039	231
Deliver 33,720 Chinese Renminbi in exchange for U.S. Dollars	3/29/10	5,000	4,939	61
Deliver 205,000 European Euros in exchange for U.S. Dollars	10/8/09	302,070	299,955	2,115
Deliver 2,000 European Euros in exchange for U.S. Dollars	10/23/09	2,934	2,926	8
Deliver 523,916 Hong Kong Dollars in exchange for U.S. Dollars	10/5/09	67,604	67,606	(2)

				$5,137

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)
Futures Contracts
As of September 30, 2009 the Fund’s open future contracts were as follows:

		Expiration	Number of	Unrealized Appreciation/
Description	Type	Date	Contracts	(Depreciation)
Euro Euribor June Futures	Long	6/10	3	$6,373
90-Day Euribor September Futures	Long	9/10	3	4,048
Euro Bund December Futures	Long	12/09	2	1,482
90-Day British Sterling Pound June Futures	Long	6/10	4	4,668
90-Day British Sterling Pound December Futures	Long	12/09	2	21,329
90-Day British Sterling Pound September Futures	Long	9/10	3	4,146
90-Day Eurodollar June Futures	Long	6/10	2	2,150
90-Day Eurodollar September Futures	Long	9/10	8	14,363
90-Day Eurodollar December Futures	Long	12/10	4	5,338
U.S. Treasury 2-Year Note December Futures	Long	12/09	1	1,062
U.S. Treasury 10-Year Note December Futures	Long	12/09	7	15,531

				$80,490

Interest Rate Swaps at September 30, 2009:

						Unrealized
		Pay/Receive				Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Depreciation
Morgan Stanley Capital Services Inc.	Brazil Cetip Interbank Deposit Rate	Pay	12.54%	1/2/12	$200,000	$(6,617)
Barclays Bank PLC	6-Month EUR LIBOR	Pay	4.00	9/19/17	100,000	15,544
Goldman Sachs Group	6-Month GBP LIBOR	Pay	5.00	3/18/14	100,000	15,178
Morgan Stanley Capital Services Inc.	3-Month USD LIBOR	Pay	4.00	12/16/19	400,000	20,600
Goldman Sachs Group	6-Month EUR EURIBOR	Pay	4.50	3/18/24	200,000	34,497
Goldman Sachs Group	6-Month GBP LIBOR	Pay	4.50	9/17/11	700,000	74,264
Deutsche Bank Group	6-Month GBP LIBOR	Pay	5.00	3/18/11	100,000	9,971
Royal Bank of Scotland	6-Month GBP LIBOR	Pay	5.00	3/18/14	100,000	15,469
Citibank	6-Month GBP LIBOR	Pay	5.00	3/18/11	100,000	9,806
Credit Suisse	3-Month USD LIBOR	Pay	3.00	12/16/10	3,000,000	23,876

						$212,588

Credit Default Swaps at September 30, 2009:
Credit Default Swaps on Corporate Issues:

							Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Market	Appreciation/	Implied Credit
Counterparty	Reference Entity	Protection(1)	Fixed Rate	Date	Amount(2)	Value	(Depreciation)	Spread(3)
Credit Suisse	El Paso Corp.	Sell	5.00%	9/20/14	$100,000	$(3,465)	$4,188	5.89%
Morgan Stanley	British Telecom PLC	Buy	(1.46)	3/20/18	100,000	1,792	1,754	1.62%
Barclays Bank	UBS AG	Buy	(2.35)	3/20/14	100,000	(9,207)	(9,312)	0.86%
Barclays Bank	Gazprom SP	Sell	0.83	6/20/17	75,000	(10,018)	(9,840)	3.00%
Deutsche Bank Group	Fosters Financial Corporation	Buy	(2.14)	12/20/14	100,000	(8,054)	(8,118)	0.50%

					$475,000	$(28,952)	$(21,328)

Credit Default Swaps on Credit Indices:

							Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Market	Appreciation/
Counterparty	Reference Entity	Protection(1)	Fixed Rate	Date	Amount(2)	Value(4)	(Depreciation)
Deutsche Bank Group	CDX IG9 Future	Sell	1.29%	12/20/12	$100,000	$2,833	$2,872
Royal Bank of Scotland	CDX Hy-10 Future	Sell	5.00	6/20/13	174,000	(5,676)	6,431
Morgan Stanley	CDX IG9 Future	Sell	1.34	12/20/12	300,000	8,975	9,098
Merrill Lynch	CDX Hy-9 Future	Sell	3.75	12/20/12	430,000	(27,360)	7,456
Barclays Bank	CDX Hy-10 Future	Sell	5.00	6/20/13	174,000	(5,676)	5,996
Credit Suisse	CDX Hy-10 Future	Sell	5.00	6/20/13	174,000	(5,676)	5,927
Deutsche Bank Group	CDX IG12 Future	Buy	(1.00)	6/20/14	200,000	877	(5,768)
Bank of America	HY-8 Future	Sell	2.75	6/20/12	417,600	(25,594)	(12,537)
Goldman Sachs	CDX IG13 Future	Sell	1.00	12/20/14	1,500,000	(719)	(3,979)

					$3,469,600	$(58,016)	$15,496

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the related defaulted reference entities and take delivery of the reference entities or (ii) pay a net amount equal to the notional amount of the related defaulted reference entities less their recovery value. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the related defaulted reference entities and deliver the reference entities or (ii) receive a net amount equal to the notional amount of the related defaulted reference entities less their recovery value.

(2)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The market value of credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk for the credit derivative as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Securities Sold Short (-0.3)%

	Coupon	Expiration	Par	Premiums		Unrealized
Security Description	Rate	Date	Amount	Received	Fair Value	Gain/Loss
Federal National Mortgage Association — October TBA	5.50%	10/14/39	$(300,000)	$312,328	$(313,781)	$(1,453)

				$312,328	$(313,781)	$(1,453)

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (68.9%):
Aerospace & Defense (0.4%):
4,314	American Science & Engineering, Inc.	$293,525

Airline (1.2%):
514,000	Cathay Pacific Airways, Ltd. *	809,911

Auto Components (2.0%):
509,602	GKN plc*	927,704
33,407	Superior Industries International, Inc.	474,379

		1,402,083

Automobiles (1.3%):
9,344	DaimlerChrysler AG, ADR	470,097
13,662	Honda Motor Co., Ltd., ADR	414,095

		884,192

Biotechnology (1.4%):
10,237	Amgen, Inc. *	616,574
13,356	Myriad Genetics, Inc. *	365,954
3,339	Myriad Pharmaceuticals, Inc. *	19,567

		1,002,095

Capital Markets (3.5%):
11,258	Credit Suisse Group, SP ADR	626,508
9,342	Deutsche Bank AG, ADR	717,185
12,010	Stifel Financial Corp.*	659,349
23,622	UBS AG *	432,519

		2,435,561

Chemicals (2.5%):
20,653	E.I. du Pont de Nemours & Co.	663,787
11,550	Eastman Chemical Co.	618,387
15,902	Sensient Technologies Corp.	441,599

		1,723,773

Commercial Banks (7.8%):
48,368	Allied Irish Banks PLC, ADR*	455,627
37,541	Banco Santander SA, ADR	606,287
30,099	Barclays PLC, ADR*	711,540
35,622	First Bancorp	108,647
10,275	First Financial Bankshares, Inc.	508,201
6,532	First Financial Corp.	200,140
33,232	FNB Corp.	236,279
9,466	Home Bancshares, Inc.	207,495
49,163	Huntington Bancshares, Inc.	231,558
16,012	KB Financial Group, Inc., ADR*	824,138
29,794	Lloyds TSB Group PLC, ADR	198,726
38,151	Regions Financial Corp.	236,918
18,243	Royal Bank of Scotland Group PLC, ADR*	309,584
12,608	SunTrust Banks, Inc.	284,310
27,766	Umpqua Holdings Corp.	294,320

		5,413,770

Commercial Services & Supplies (1.4%):
22,801	Navigant Consulting, Inc.*	307,814
30,351	R.R. Donnelley & Sons Co.	645,262

		953,076

Containers & Packaging (0.3%):
5,286	Rock-Tenn Co., Class A	249,023

Diversified Consumer Services (2.3%):
7,447	Apollo Group, Inc., Class A*	548,620
5,472	ITT Educational Services, Inc.*	604,164
2,019	Strayer Education, Inc.	439,496

		1,592,280

Diversified Financial Services (1.8%):
32,967	Bank of America Corp.	557,802
38,439	ING Groep NV, ADR*	685,367

		1,243,169

Diversified Telecommunication Services (2.1%):
246,586	BT Group plc	512,854
21,005	Deutsche Telekom AG, ADR	286,928
12,894	Nippon Telegraph & Telephone Corp., ADR	296,949
22,005	Telecom Italia SpA, ADR	385,748

		1,482,479

Electric Utilities (1.3%):
32,127	Korea Electric Power Corp., ADR*	489,616
12,942	Pinnacle West Capital Corp.	424,756

		914,372

Electronic Equipment Instruments & Components (0.3%):
6,534	Hitachi, Ltd., ADR*	199,810

Food & Staples Retailing (0.8%):
1,785	Nash Finch Co.	48,802
3,235	Spartan Stores, Inc.	45,711
10,095	Wal-Mart Stores, Inc.	495,563

		590,076

Food Products (0.7%):
13,621	Flowers Foods, Inc.	358,096
4,416	TreeHouse Foods, Inc.*	157,519

		515,615

Gas Utilities (1.8%):
11,487	Laclede Group, Inc. (The)	369,422
36,702	Piedmont Natural Gas Co., Inc.	878,646

		1,248,068

Health Care Equipment & Supplies (0.6%):
8,135	CryoLife, Inc.*	64,836
3,182	Greatbatch, Inc.*	71,500
8,350	STERIS Corp.	254,257

		390,593

Health Care Providers & Services (0.5%):
13,884	Gentiva Health Services, Inc. *	347,239

Health Care Technology (0.2%):
2,723	Computer Programs & Systems, Inc.	112,759

Hotels, Restaurants & Leisure (1.9%):
189,390	Ladbrokes plc	567,884
9,884	McDonald’s Corp.	564,080
4,145	Panera Bread Co., Class A*	227,975

		1,359,939

Household Durables (0.6%):
15,012	Sony Corp., ADR	438,350

Industrial Conglomerates (4.1%):
717,000	Citic Pacific, Ltd.	1,871,178
31,419	General Electric Co.	515,900
24,502	Textron, Inc.	465,048

		2,852,126

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued
Insurance (1.5%):
65,777	AEGON NV *	$556,473
17,510	Axa, ADR	473,646

		1,030,119

IT Services (2.4%):
504,797	LogicaCMG plc	1,050,558
13,518	ManTech International Corp., Class A*	637,509

		1,688,067

Life Sciences Tools & Services (0.5%):
19,589	Luminex Corp. *	333,013

Machinery (0.8%):
27,250	Briggs & Stratton Corp.	528,923

Media (1.7%):
1,037,201	ITV plc	732,678
52,622	New York Times Co., Class A	427,291

		1,159,969

Metals & Mining (4.0%):
48,538	Alcoa, Inc.	636,818
11,979	ArcelorMittal, ADR, Class A	444,900
19,139	Compass Minerals International, Inc.	1,179,345
5,139	POSCO, ADR	534,148

		2,795,211

Multi-Utilities (1.9%):
32,249	NiSource, Inc.	447,939
11,237	SCANA Corp.	392,171
11,825	Veolia Environnement, ADR	455,144

		1,295,254

Multiline Retail (1.7%):
13,147	Dollar Tree, Inc.*	639,996
19,808	Family Dollar Stores, Inc.	522,931

		1,162,927

Oil, Gas & Consumable Fuels (2.2%):
5,453	Clayton Williams Energy, Inc.*	164,245
17,293	Goodrich Petroleum Corp.*	446,332
15,652	Repsol YPF SA, ADR	425,108
14,383	Suncor Energy, Inc.	497,077

		1,532,762

Paper & Forest Products (1.0%):
32,860	MeadWestvaco Corp.	733,107

Pharmaceuticals (1.3%):
31,653	Pfizer, Inc.	523,857
36,904	ViroPharma, Inc.*	355,017

		878,874

Real Estate Management & Development (4.0%):
694,000	New World Development Co., Ltd.	1,482,612
727,000	Sino Land Co., Ltd.	1,293,762

		2,776,374

Specialty Retail (1.8%):
5,261	AutoZone, Inc.*	769,263
6,225	Buckle, Inc. (The)	212,522
5,070	Tractor Supply Co.*	245,489

		1,227,274

Thrifts & Mortgage Finance (1.0%):
24,472	First Niagara Financial Group, Inc.	301,740
22,832	Washington Federal, Inc.	384,947

		686,687

Tobacco (0.7%):
11,699	Universal Corp.	489,252

Transportation Infrastructure (1.6%):
804,000	Cosco Pacific, Ltd.	1,146,114

Total Common Stocks (Cost $39,565,167)		47,917,811

U.S. Government Agency Mortgages (15.5%):
Federal National Mortgage Association (11.1%)
$291,051	5.00%, 3/1/37, Pool #8990096+	301,114
82,241	5.50%, 5/1/37, Pool #937284+	86,191
402,580	5.50%, 8/1/37, Pool #995024+	423,045
71,673	5.50%, 1/1/38, Pool #968411+	75,115
371,662	5.50%, 2/1/38, Pool #995021+	389,799
496,561	5.00%, 3/1/38, Pool #929182+	513,700
457,409	5.50%, 4/1/38, Pool #933830+	479,160
696,367	5.50%, 9/1/38, Pool #889995+	729,807
408,195	6.00%, 10/1/38, Pool #889983+	431,565
518,467	5.50%, 1/1/39, Pool #AA0190+	543,121
146,793	5.50%, 4/1/39, Pool #AA5321+	153,750
1,500,000	5.00%, 10/14/39, Pool #22445 TBA	1,549,218
2,000,000	5.50%, 10/14/39, Pool #44421 TBA	2,091,876

		7,767,461

Government National Mortgage Association (4.4%)
317,391	6.00%, 11/15/37 Pool #679844+	335,789
323,897	6.00%, 7/15/38, Pool #782365+	342,978
723,755	6.50%, 8/15/38, Pool #691588+	769,578
44,277	6.50%, 8/15/38, Pool #696529+	47,081
39,443	6.50%, 8/15/38 Pool #696539+	41,940
572,438	6.00%, 10/15/38, Pool #701197+	605,532
26,281	6.00%, 10/15/38, Pool #699307+	27,801
814,085	6.00%, 11/15/38, Pool #702232+	861,150

		3,031,849

Total U.S. Government Agency Mortgages (Cost $10,547,053)		10,799,310

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

Shares or
Principal		Fair
Amount		Value
U.S. Government Agencies (1.7%):
Federal Home Loan Mortgage Corporation (1.7%)
$1,100,000	0.15%, 1/20/10(a)+	$1,099,661
100,000	0.39%, 5/4/11+	100,053

		1,199,714

Total U.S. Government Agencies (Cost $1,197,803)		1,199,714

U.S. Treasury Obligations (2.1%):
U.S. Treasury Bills (0.1%)
85,000	0.26%, 2/25/10(a)+	84,952
1,000	0.22%, 3/4/10(a)+	999
16,000	0.19%, 4/1/10(a)+	15,986

		101,937

U.S. Treasury Bonds (0.3%)
200,000	4.25%, 5/15/39	206,906
U.S. Treasury Inflation Index Notes (0.4%)
100,000	2.00%, 1/15/14+	120,700
100,000	1.63%, 1/15/15+	114,897

		235,597

U.S. Treasury Notes (1.3%)
400,000	2.63%, 7/31/14+	406,688
300,000	2.38%, 8/31/14+	301,125
100,000	3.00%, 8/31/16+	100,594
100,000	3.50%, 2/15/18+	102,133

		910,540

Total U.S. Treasury Obligations (Cost $1,435,165)		1,454,980

Yankee Dollars (6.1%):
Commercial Banks (2.3%):
250,000	Barclays Bank plc, 6.05%, 12/4/17(b)+	251,592
100,000	Barclays Bank plc, 7.43%, 9/29/49(b)(c)+	87,500
200,000	Danske Bank A/S, 0.76%, 5/24/12(b)(c)+	199,246
100,000	Deutsche Bank AG London, 4.88%, 5/20/13+	106,517
100,000	Export-Import Bank of Korea, 8.13%, 1/21/14+	114,548
100,000	Lloyds TSB Bank plc, 2.80%, 4/2/12(b)+	102,492
100,000	Royal Bank of Scotland Group plc, 6.99%, 10/29/49(b)+	52,000
600,000	Royal Bank of Scotland Group plc, 2.63%, 5/11/12(b)+	608,914
100,000	UBS AG Stamford CT, 5.88%, 12/20/17+	102,367

		1,625,176

Diversified Financial Services (0.7%):
200,000	Leaseplan Corp. NV, 3.00%, 5/7/12(b) +	203,700
300,000	Macquarie Bank, Ltd., Series B, 4.10%, 12/17/13, MTN(b)+	316,215

		519,915

Media (0.2%):
100,000	Rogers Communications, 6.75%, 3/15/15+	112,401

Oil, Gas & Consumable Fuels (0.4%):
25,000	Petrobras International Finance Co., 7.88%, 3/15/19+	28,844
200,000	Petroleos Mexicanos, 8.00%, 5/3/19+	228,400

		257,244

Sovereign Bonds (2.5%):
400,000	Brazilian Government International Bond, 8.88%, 10/14/19+	519,000
100,000	Colombia Government International Bond, 7.38%, 1/27/17+	114,600
100,000	Indonesia Government International Bond, 11.63%, 3/4/19(b)+	140,750
100,000	Panama Government International Bond, 7.25%, 3/15/15+	114,250
100,000	Peru Government International Bond, 7.35%, 7/21/25+	116,750
100,000	Philippine Government International Bond, 8.25%, 1/15/14+	115,250
100,000	Philippine Government International Bond, 7.75%, 1/14/31+	113,625
40,000	Poland Government International Bond, 6.38%, 7/15/19	44,937
100,000	South Africa Government International Bond, 6.88%, 5/27/19+	111,500
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

Shares or
Principal		Fair
Amount		Value
40,000	United Mexican States, 5.63%, 1/15/17+	$41,520
40,000	United Mexican States, 8.30%, 8/15/31+	51,200
20,000	United Mexican States, 6.75%, 9/27/34+	22,000
200,000	United Mexican States, Series E, 5.95%, 3/19/19, MTN+	210,000

		1,715,382

Total Yankee Dollars (Cost $4,003,093)		4,230,118

Preferred Stocks (0.3%):
Diversified Financial Services (0.3%):
200	Wells Fargo & Co., Series L, Class A+	178,600

Total Preferred Stocks (Cost $129,360)		178,600

Corporate Bonds (3.7%):
Biotechnology (0.2%):
$100,000	Amgen, Inc., 5.70%, 2/1/19+	109,927

Commercial Banks (0.5%):
100,000	Bank of America Corp., Series L, 0.67%, 6/22/12, MTN(c)+	100,918
25,000	Bank of America Corp., 5.75%, 12/1/17+	24,954
100,000	Citigroup Funding, Inc., 1.52%, 5/7/10(c)+	100,081
100,000	Wells Fargo Co., 0.67%, 8/1/13, MTN(c)+	95,545
10,000	Wells Fargo Co., 5.25%, 10/23/12+	10,669

		332,167

Commercial Services & Supplies (0.0%):
25,000	First Data Corp., 9.88%, 9/24/15, Callable 9/30/11 @ 104.94+	23,094

Diversified Consumer Services (0.1%):
100,000	Ford Motor Credit Co. LLC, 7.25%, 10/25/11+	97,121
10,000	General Electric Capital Corp., 5.25%, 10/19/12+	10,572

		107,693

Diversified Financial Services (2.4%):
200,000	American International Group, Inc., 8.25%, 8/15/18+	169,966
100,000	Citigroup Capital XXI, 8.30%, 12/21/57, Callable 12/21/37 @ 100+	88,875
100,000	Citigroup, Inc., 6.13%, 11/21/17+	99,285
200,000	General Electric Capital Corp., Series A, 6.88%, 1/10/39, MTN+	209,466
100,000	GMAC LLC, 7.25%, 3/2/11+	96,106
100,000	Goldman Sachs Group, Inc., 0.74%, 3/22/16(c)+	94,312
100,000	Goldman Sachs Group, Inc., 5.95%, 1/18/18+	103,747
100,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18+	105,191
100,000	JPMorgan Chase & Co., Series 1, 7.88%, 4/29/49, Callable 4/30/18 @ 100+	96,017
200,000	Merrill Lynch & Co., Series E, 1.13%, 5/30/14, MTN(c)+	262,621
100,000	Merrill Lynch & Co., 6.88%, 4/25/18+	105,170
200,000	Morgan Stanley, Series F, 6.63%, 4/1/18, MTN+	211,484

		1,642,240

Electronic Equipment Instruments & Components (0.1%):
100,000	General Electric Co., 5.25%, 12/6/17+	102,625

Insurance (0.2%):
100,000	American International Group, 5.45%, 5/18/17, MTN+	72,489
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Corporate Bonds, continued
Insurance, continued
$100,000	American International Group, 8.18%, 5/15/58(b)+	$60,000

		132,489

Tobacco (0.2%):
100,000	Altria Group, Inc., 9.25%, 8/6/19+	122,196

Total Corporate Bonds (Cost $2,316,430)		2,572,431

Municipal Bonds (0.2%):
Illinois (0.2%):
100,000	Chicago Illinois Transit Authority Sales & Transfer Tax Receipts Revenue, Series B, 6.90%, 12/1/40+	111,960

Total Municipal Bonds (Cost $100,000)		111,960

Foreign Bonds (1.2%):
Diversified Financial Services (0.3%):
200,000	Citigroup, Inc., 4.75%, 2/10/19, Callable 2/10/14 @ 100+	239,866
Sovereign Bonds (0.9%):
576,000	Russian Federation, 7.50%, 3/31/30+	625,306

Total Foreign Bonds (Cost $705,770)		865,172

Investment Company (1.0%):
674,705	Dreyfus Treasury Prime Cash Management, 0.00%(a)+	674,705

Total Investment Company (Cost $674,705)		674,705

Repurchase Agreements (8.1%):
600,000	Barclays Capital, Inc., Dated 9/29/09, Settle Date 9/30/09, 0.02%, due 10/1/09, proceeds $600,000; fully collateralized by a U.S. Treasury Inflation Index Note, 2.00%, 7/15/14, fair value at $617,476	600,000
1,100,000	Barclays Capital, Inc., Dated 9/30/09, Settle Date 10/1/09, 0.09%, due 10/2/09, proceeds $1,100,003; fully collateralized by a General Electric Capital Corporation, 1.80%, 3/11/11, fair value at $1,130,875	1,100,000
1,600,000	Deutsche Bank Securities, Inc., Dated 9/30/09, Settle Date 10/1/09, 0.08%, due 10/2/09, proceeds $1,600,004; fully collateralized by a FNMA, Discount Note, 4/1/10, fair value at $1,632,529	1,600,000
1,100,000	J.P. Morgan Securities, Inc., Dated 9/29/09, Settle Date 9/30/09, 0.03%, due 10/1/09, proceeds $1,100,001; fully collateralized by a FNMA, 7.13%, 6/15/10, fair value at $1,099,875+	1,100,000
1,100,000	J.P. Morgan Securities, Inc., Dated 9/29/09, Settle Date 9/30/09, 0.04%, due 10/1/09, proceeds $1,100,001; fully collateralized by a FNMA, 2.00%, 9/28/12, fair value at $1,125,405+	1,100,000
100,000	J.P. Morgan Securities, Inc., Dated 9/30/09, Settle Date 10/1/09, 0.08%, due 10/2/09, proceeds $100,000; fully collateralized by a U.S. Treasury Bill, Discount Note, 12/31/09, fair value at $101,969	100,000

Total Repurchase Agreements (Cost $5,600,000)		5,600,000

Total Investment Securities (Cost $66,274,546)(d)—108.8%		75,604,801
Net other assets (liabilities) — (8.8)%		(6,091,009)

Net Assets — 100.0%		$69,513,792

Percentages indicated are based on net assets as of September 30, 2009.

*	Non-income producing security.

+	Investment securities are segregated as collateral, the aggregate fair value of these securities is $20,560,965.

ADR	American Depository Receipt

FNMA	Federal National Mortgage Association

LLC	Limited Liability Company.

MTN	Medium Term Note.

PLC	Public Liability Company.

TBA	To be announced. Represents 5.2% of the Fund’s net assets.

(a)	The rate presented represents the effective yield at September 30, 2009.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)	Variable rate security. The rate presented represents the rate in effect at September 30, 2009. The date presented represents the final maturity date.

(d)	Cost for federal income tax purposes is $67,350,395. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$11,374,502
Unrealized depreciation	(3,120,096)

Net unrealized appreciation	$8,254,406

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2009:

Country	Percentage
United States	65.2%
Hong Kong	8.7%
United Kingdom	7.3%
Korea	2.6%
Netherlands	2.1%
Germany	1.9%
Japan	1.8%
Spain	1.4%
Switzerland	1.4%
France	1.2%
Russia	0.8%
Brazil	0.7%
Canada	0.7%
Ireland	0.6%
Luxembourg	0.6%
Italy	0.5%
Australia	0.4%
Mexico	0.4%
Denmark	0.3%
Philippines	0.3%
Colombia	0.2%
Indonesia	0.2%
Panama	0.2%
Peru	0.2%
Poland	0.1%
Puerto Rico	0.1%
South Africa	0.1%
Cayman Islands	0.0%

Total	100.0%

As of September 30, 2009 the Fund’s open foreign currency exchange contracts were as follows:

				Unrealized
	Delivery	Contract		Appreciation/
Long Contracts	Date	Amount	Fair Value	(Depreciation)
Receive 261,050 Brazilian Real in exchange for U.S. Dollars	10/2/09	$127,310	$147,377	$20,067
Receive 261,050 Brazilian Real in exchange for U.S. Dollars	10/22/09	143,639	146,891	3,252
Receive 2,843,205 Chinese Renminbi in exchange for U.S. Dollars	6/7/10	420,303	416,784	(3,519)
Receive 86,444 Chinese Renminbi in exchange for U.S. Dollars	6/15/11	13,000	12,719	(281)
Receive 137,700,000 Korean Won in exchange for U.S. Dollars	11/18/09	108,000	117,175	9,175

				$28,694

				Unrealized
		Contract		Appreciation/
Short Contracts	Delivery Date	Amount	Fair Value	(Depreciation)
Deliver 261,050 Brazilian Real in exchange for U.S. Dollars	10/2/09	$144,107	$147,378	$(3,271)
Deliver 116,000 British Sterling Pounds in exchange for U.S. Dollars	10/28/09	191,465	185,332	6,133
Deliver 20,232 Chinese Renminbi in exchange for U.S. Dollars	3/29/10	3,000	2,963	37
Deliver 295,000 European Euros in exchange for U.S. Dollars	10/8/09	434,674	431,643	3,031
Deliver 32,000 Japanese Yen in exchange for U.S. Dollars	10/20/09	351	357	(6)
Deliver 144,295 Mexican Nuevo Peso in exchange for U.S. Dollars	11/27/09	10,555	10,607	(52)

				$5,872

Futures Contracts
As of September 30, 2009 the Fund’s open future contracts were as follows:

				Unrealized
			Number of	Appreciation/
Description	Type	Expiration Date	Contracts	(Depreciation)
Euro Euribor June Futures	Long	6/10	4	$8,996
90-Day Euribor September Futures	Long	9/10	4	5,795
Euro Bund December Futures	Long	12/09	2	1,482
90-Day British Sterling Pound March Futures	Long	3/10	2	17,117
90-Day British Sterling Pound June Futures	Long	6/10	2	2,389
90-Day British Sterling Pound September Futures	Long	9/10	4	4,900
90-Day British Sterling Pound December Futures	Long	12/09	4	42,658
90-Day Eurodollar June Futures	Long	6/10	3	3,225
90-Day Eurodollar September Futures	Long	9/10	10	15,613
U.S. Treasury 10-Year Note December Futures	Long	12/09	12	26,625

				$128,800

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)
Interest Rate Swaps at September 30, 2009:

						Unealized
		Pay/Receive				Appreciation/
Counterparty	Floating Rate Index	Floating Rate	Fixed Rate	Expiration Date	Notional Amount	(Depreciation)
Morgan Stanley Capital Services, Inc.	Brazil Cetip Interbank Deposit Rate	Pay	12.54%	1/2/12	$300,000	$6,594
Barclays Bank PLC	6-Month EUR LIBOR	Pay	4.00	9/19/17	100,000	15,544
Goldman Sachs Group	6-Month GBP LIBOR	Pay	5.00	3/18/14	100,000	15,178
Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Pay	4.00	12/16/09	700,000	36,350
Royal Bank of Scotland	3-Month USD LIBOR	Pay	4.00	12/16/09	100,000	6,156
Goldman Sachs Group	6-Month EUR LIBOR	Pay	4.50	3/18/14	300,000	51,745
Goldman Sachs Group	6-Month GBP LIBOR	Pay	4.50	9/17/11	600,000	63,655
Deutsche Bank Group	6-Month GBP LIBOR	Pay	5.00	3/18/11	100,000	9,971
Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Pay	5.00	12/17/18	282,000	36,127
Royal Bank of Scotland	6-Month GBP LIBOR	Pay	5.00	3/18/14	100,000	15,469
Citibank	6-Month GBP LIBOR	Pay	5.00	3/18/11	100,000	9,806
Credit Suisse	3-Month USD LIBOR	Pay	3.00	12/16/10	8,100,000	64,463
Barclays Bank PLC	Mexico Interbank	Pay	8.66	1/31/19	2,100,000	(5,201)

						$325,857

Credit Default Swaps at September 30, 2009:
Credit Default Swaps on Corporate Issues:

							Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Market	Appreciation/	Implied Credit
Counterparty	Reference Entity	Protection(1)	Fixed Rate	Date	Amount(2)	Value	(Depreciation)	Spread(3)
Credit Suisse	El Paso Corp.	Sell	5.00%	9/20/14	$100,000	$(3,465)	$4,174	5.89%
Barclays Bank	UBS AG	Buy	(2.40)	3/20/14	100,000	(9,516)	(9,623)	0.86%
Barclays Bank	Gazprom SP	Sell	0.83	6/20/17	80,000	(10,686)	(10,496)	3.00%

					$280,000	$(23,667)	$(15,945)

Credit Default Swaps on Credit Indices:

							Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Market	Appreciation/
Counterparty	Reference Entity	Protection(1)	Fixed Rate	Date	Amount(2)	Value(4)	(Depreciation)
Deutsche Bank Group	CDX EM10 Future	Sell	3.35%	12/20/13	$1,l00,000	$8,806	$116,462
Deutsche Bank Group	CDX IG9 Future	Sell	1.29	12/20/12	100,000	2,833	2,872
Royal Bank of Scotland	CDX Hy-10 Future	Sell	5.00	6/20/13	174,000	(5,676)	6,431
Goldman Sachs	CDX IG13 Future	Sell	1.00	12/20/14	2,000,000	(959)	(5,305)
Merrill Lynch	CDX Hy-9 Future	Sell	3.75	12/20/12	602,000	(38,303)	(15,586)
Barclays Bank	CDX Hy-10 Future	Sell	5.00	6/20/13	348,000	(11,352)	11,993
Credit Suisse	CDX Hy-10 Future	Sell	5.00	6/20/13	174,000	(5,676)	5,927
Deutsche Bank Group	CDX IG-12 Future	Buy	(1.00)	6/20/14	200,000	877	(5,771)
Bank of America	HY-8 Future	Sell	2.75	6/20/12	269,700	(16,530)	(8,916)
Goldman Sachs	CDX IG10 Future	Buy	(1.50)	6/20/18	97,600	(812)	41

					$5,065,300	$(66,792)	108,148

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the related defaulted reference entities and take delivery of the reference entities or (ii) pay a net amount equal to the notional amount of the related defaulted reference entities less their recovery value. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the related defaulted reference entities and deliver the reference entities or (ii) receive a net amount equal to the notional amount of the related defaulted reference entities less their recovery value.

(2)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The market value of credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk for the credit derivative as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Securities Sold Short (-0.9)%

	Coupon	Expiration	Par	Premiums		Unrealized
Security Description	Rate	Date	Amount	Received	Fair Value	Gain/Loss
Federal National Mortgage Association — October TBA	5.50%	10/14/39	$(600,000)	$624,656	$(627,563)	$(2,907)

				$624,656	$(627,563)	$(2,907)

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.1%):
Aerospace & Defense (1.6%):
6,960	Cubic Corp.	$274,711
6,560	Curtiss-Wright Corp.	223,893
16,220	DynCorp International, Inc., Class A*	291,960

		790,564

Air Freight & Logistics (1.0%):
14,840	Atlas Air Worldwide Holdings, Inc.*	474,435

Airlines (1.9%):
12,750	Alaska Air Group, Inc.*	341,572
17,780	SkyWest, Inc.	294,792
34,080	UAL Corp.*	314,218

		950,582

Auto Components (0.2%):
11,899	Exide Technologies*	94,835

Automobiles (0.8%):
12,920	Thor Industries, Inc.	399,874

Biotechnology (4.0%):
39,210	Alkermes, Inc.*	360,340
26,020	Amylin Pharmaceuticals, Inc.*	356,214
16,660	Cubist Pharmaceuticals, Inc.*	336,532
12,040	Genomic Health, Inc.*	263,194
14,730	Martek Biosciences Corp.*	332,751
28,040	Momenta Pharmaceuticals, Inc.*	297,504

		1,946,535

Capital Markets (3.6%):
18,130	Cohen & Steers, Inc.	435,120
43,000	GFI Group, Inc.	310,890
13,770	Knight Capital Group, Inc., Class A*	299,498
7,010	Piper Jaffray Cos., Inc.*	334,517
6,800	Stifel Financial Corp.*	373,320

		1,753,345

Chemicals (1.8%):
12,080	Arch Chemicals, Inc.	362,279
5,750	Koppers Holdings, Inc.	170,488
11,350	OM Group, Inc.*	344,926

		877,693

Commercial Banks (1.2%):
7,110	Hancock Holding Co.	267,123
13,980	PrivateBancorp, Inc.	341,951

		609,074

Commercial Services & Supplies (5.1%):
9,600	Athenahealth, Inc.*	368,352
4,840	HMS Holdings Corp.*	185,033
31,220	Korn/Ferry International*	455,500
6,370	Mine Safety Appliances Co.	175,239
33,010	MPS Group, Inc.*	347,265
12,460	TeleTech Holdings, Inc.*	212,567
9,060	Tetra Tech, Inc.*	240,362
25,020	Ticketmaster Entertainment, Inc.*	292,484
15,170	Trueblue, Inc.*	213,442

		2,490,244

Communications Equipment (2.3%):
9,500	Arris Group, Inc.*	123,595
17,650	Avocent Corp.*	357,766
6,970	Comtech Telecommunications Corp.*	231,543
8,520	Neutral Tandem, Inc.*	193,915
8,860	Starent Networks Corp.*	225,221

		1,132,040

Computers & Peripherals (1.2%):
18,480	Avid Technology, Inc.*	260,383
28,670	Netezza Corp.*	322,251

		582,634

Containers & Packaging (0.6%):
5,870	Rock-Tenn Co., Class A	276,536

Diversified Consumer Services (0.7%):
18,750	Corinthian Colleges, Inc.*	348,000

Diversified Telecommunication Services (0.5%):
30,210	Premiere Global Services, Inc.*	251,045

Electrical Equipment (1.3%):
11,500	Baldor Electric Co.	314,410
26,530	Polypore International, Inc.*	342,502

		656,912

Electronic Equipment Instruments & Components (3.7%):
12,130	American Superconductor Corp.*	406,840
20,500	AVX Corp.	244,565
10,340	Bally Technologies, Inc*	396,746
44,810	Celestica, Inc.*	424,799
15,710	Rofin-Sinar Technologies, Inc.*	360,701

		1,833,651

Food & Staples Retailing (1.3%):
12,960	Cal-Maine Foods, Inc.	346,939
12,260	United Natural Foods, Inc.*	293,259

		640,198

Food Products (1.5%):
22,130	Del Monte Foods Co.	256,265
32,600	Zhongpin, Inc.*	479,872

		736,137

Health Care Equipment & Supplies (6.4%):
24,370	Align Technology, Inc.*	346,541
31,290	Cepheid, Inc.*	413,654
10,850	Cooper Companies, Inc.	322,571
12,910	Cyberonics, Inc.*	205,785
5,810	Haemonetics Corp.*	326,057
11,590	Masimo Corp.*	303,658
11,980	Meridian Bioscience, Inc.	299,620
12,500	Sirona Dental Systems, Inc.*	371,875
10,800	STERIS Corp.	328,860
6,480	Thoratec Corp.*	196,150

		3,114,771

Health Care Providers & Services (5.5%):
8,430	Amedisys, Inc.*	367,801
19,390	Brookdale Senior Living, Inc.	351,541
11,290	Catalyst Health Solutions, Inc.*	329,103
5,700	Chemed Corp.	250,173
16,150	HealthSouth Corp.*	252,586
11,240	Healthways, Inc.*	172,197
16,740	Kindred Healthcare, Inc.*	271,690
17,670	PSS World Medical, Inc.*	385,736
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Health Care Providers & Services, continued
12,410	Psychiatric Solutions, Inc.*	$332,092

		2,712,919

Health Care Technology (0.7%):
14,420	MedAssets, Inc.*	325,459

Hotels, Restaurants & Leisure (2.1%):
5,701	Panera Bread Co., Class A*	313,555
8,260	Scientific Games Corp.*	130,756
26,190	Texas Roadhouse, Inc., Class A*	278,138
6,930	WMS Industries, Inc.*	308,800

		1,031,249

Industrial Conglomerate (0.5%):
3,720	Ameron International Corp.	260,326

Insurance (0.7%):
17,790	Assured Guaranty, Ltd.	345,482

Internet Software & Services (4.9%):
20,140	AsiaInfo Holdings, Inc.*	402,196
46,490	Dice Holdings, Inc.*	304,974
6,230	MercadoLibre, Inc.*	239,606
112,140	Move, Inc.*	302,778
25,780	NIC, Inc.	229,184
20,000	Rackspace Hosting, Inc.*	341,200
29,670	ValueClick, Inc.*	391,347
3,710	VistaPrint NV*	188,283

		2,399,568

IT Services (4.5%):
18,320	Acxiom Corp.*	173,307
30,320	Convergys Corp.*	301,381
12,240	NeuStar, Inc., Class A*	276,624
19,340	SRA International, Inc., Class A*	417,550
12,680	SYNNEX Corp.*	386,486
129,180	Unisys Corp.*	344,911
8,530	WebMD Health Corp., Class A*	282,514

		2,182,773

Life Sciences Tools & Services (1.7%):
21,390	Bruker Corp.*	228,231
21,840	Luminex Corp.*	371,280
18,680	PAREXEL International Corp.*	253,861

		853,372

Machinery (2.9%):
26,350	Actuant Corp., Class A	423,181
30,800	Colfax Corp.*	327,404
32,030	Federal Signal Corp.	230,296
18,490	Robbins & Myers, Inc.	434,145

		1,415,026

Media (0.5%):
40,510	Mediacom Communications Corp., Class A*	233,338

Metals & Mining (1.4%):
23,570	Allied Nevada Gold Corp.*	230,750
23,950	Gammon Gold, Inc.*	203,815
10,290	RTI International Metals, Inc.*	256,324

		690,889

Oil, Gas & Consumable Fuels (4.4%):
8,530	Alliance Resource Partners LP	309,298
9,340	Brigham Exploration Co.*	84,807
81,410	Denison Mines Corp.*	151,423
5,000	Genesis Energy LP	80,450
11,860	NuStar GP Holdings LLC	294,128
8,270	Overseas Shipholding Group, Inc.	309,050
16,680	Penn Virginia Corp.	382,139
21,350	Rosetta Resources, Inc.*	313,631
19,750	RPC, Inc.	206,980

		2,131,906

Pharmaceuticals (3.9%):
11,560	Auxilium Pharmaceuticals, Inc.*	395,467
16,320	Medicis Pharmaceutical Corp., Class A	348,432
38,820	PDL BioPharma, Inc	305,902
19,240	PharMerica Corp.*	357,287
51,670	ViroPharma, Inc.*	497,065

		1,904,153

Real Estate Investment Trusts (REITs) (0.6%):
22,950	DuPont Fabros Technology, Inc.*	305,924

Road & Rail (0.5%):*
7,740	Genesee & Wyoming, Inc., Class A	234,677

Semiconductors & Semiconductor Equipment (7.0%):
60,780	Amkor Technology, Inc.*	418,167
8,900	Atheros Communications*	236,117
71,940	Cirrus Logic, Inc.*	399,986
37,780	Fairchild Semiconductor International, Inc.*	386,489
13,230	FEI Co.*	326,120
81,910	Himax Technologies, Inc., ADR	272,760
17,040	Monolithic Power Systems, Inc.*	399,588
20,930	Semtech Corp.*	356,019
21,190	Skyworks Solutions, Inc.*	280,556
15,130	Standard Microsystems Corp.*	351,167

		3,426,969

Software (6.4%):
8,600	Advent Software, Inc.*	346,150
15,920	Blackbaud, Inc.	369,344
6,310	Blackboard, Inc.*	238,392
11,580	Informatica Corp.*	261,476
9,730	Jack Henry & Associates, Inc.	228,363
12,490	Net 1 UEPS Technologies, Inc.*	261,790
5,870	Quality Systems, Inc.	361,416
8,840	Solera Holdings, Inc.	275,013
12,510	SuccessFactors, Inc.*	176,016
27,190	Take-Two Interactive Software, Inc.*	304,800
34,200	TIBCO Software, Inc.*	324,558

		3,147,318

Specialty Retail (4.0%):
20,550	AnnTaylor Stores Corp.*	326,540
16,850	Children’s Place Retail Stores, Inc.*	504,826
7,910	Citi Trends, Inc.*	225,198
13,670	Jo-Ann Stores, Inc.*	366,766
5,990	Jos. A. Bank Clothiers, Inc.*	268,172
5,220	Tractor Supply Co.*	252,752

		1,944,254

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods (3.5%):
5,180	Deckers Outdoor Corp.*	$439,523
20,340	Jones Apparel Group, Inc.	364,696
10,930	Steven Madden, Ltd.*	402,333
5,680	Warnaco Group, Inc. (The)*	249,125
11,250	Wolverine World Wide, Inc.	279,450

		1,735,127

Thrifts & Mortgage Finance (0.6%):
38,680	MGIC Investment Corp.*	286,619

Tobacco (0.6%):
20,223	Vector Group, Ltd.	315,067

Wireless Telecommunication Services (1.5%):
28,280	Global Crossing, Ltd.*	404,404
17,490	Syniverse Holdings, Inc.*	306,075

		710,479

Total Common Stocks (Cost $38,452,719)		48,551,999

Investment Company (1.1%):
552,479	Dreyfus Treasury Prime Cash Management, 0.00% (a)	552,479

Total Investment Company (Cost $552,479)		552,479

Total Investment Securities (Cost $39,005,198)(b)—100.2%		49,104,478
Net other assets (liabilities) — (0.2)%		(118,462)

Net Assets — 100.0%		$48,986,016

Percentages indicated are based on net assets as of September 30, 2009.

LLC	Limited Liability Company

LP	Limited Partnership

*	Non-income producing security.

(a)	The rate presented represents the effective yield at September 30, 2009.

(b)	Cost for federal income tax purposes is $39,361,760. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$10,405,763
Unrealized depreciation	(663,045)

Net unrealized appreciation	$9,742,718

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2009:

Country	Percentage
United States	95.4%
Bermuda	1.9%
Canada	1.3%
Taiwan	0.6%
Argentina	0.5%
South Africa	0.3%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.1%):
Beverages (1.9%):
90,700	Coca-Cola Co. (The)	$4,870,590
95,036	Dr Pepper Snapple Group, Inc.*	2,732,285

		7,602,875

Capital Markets (2.9%):
286,800	Bank of New York Mellon Corp.	8,314,332
17,800	Goldman Sachs Group, Inc.	3,281,430

		11,595,762

Chemicals (0.9%):
113,832	E.I. du Pont de Nemours & Co.	3,658,560

Commercial Banks (2.6%):
88,300	PNC Financial Services Group, Inc.	4,290,497
114,500	U.S. Bancorp	2,502,970
118,600	Wells Fargo & Co.	3,342,148

		10,135,615

Communications Equipment (1.5%):
248,800	Cisco Systems, Inc.*	5,856,752

Computers & Peripherals (4.2%):
541,545	Dell, Inc.*	8,263,977
101,600	Hewlett-Packard Co.	4,796,536
31,100	International Business Machines Corp.	3,719,871

		16,780,384

Diversified Financial Services (4.8%):
378,187	Bank of America Corp.	6,398,924
285,098	JPMorgan Chase & Co.	12,492,994

		18,891,918

Diversified Telecommunication Services (3.4%):
198,300	AT&T, Inc.	5,356,083
272,000	Verizon Communications, Inc.	8,233,440

		13,589,523

Electrical Equipment (0.6%):
57,200	Emerson Electric Co.	2,292,576

Electronic Equipment Instruments & Components (0.2%):
24,340	Cognex Corp.	398,689
62,875	Flextronics International, Ltd.*	469,048

		867,737

Energy Equipment & Services (1.4%):
206,000	Halliburton Co.	5,586,720

Food & Staples Retailing (3.2%):
139,400	CVS Caremark Corp.	4,982,156
152,600	Wal-Mart Stores, Inc.	7,491,134

		12,473,290

Food Products (4.9%):
91,348	Cadbury PLC, ADR	4,677,931
285,445	Kraft Foods, Inc., Class A	7,498,640
243,400	Unilever NV, New York Shares	7,024,524

		19,201,095

Health Care Equipment & Supplies (1.2%):
432,700	Boston Scientific Corp.*	4,582,293

Health Care Providers & Services (2.5%):
205,814	Cardinal Health, Inc.	5,515,815
78,400	UnitedHealth Group, Inc.	1,963,136
48,500	WellPoint, Inc.*	2,296,960

		9,775,911

Household Products (0.4%):
26,300	Procter & Gamble Co. (The)	1,523,296

Industrial Conglomerates (1.7%):
321,164	General Electric Co.	5,273,513
43,200	Honeywell International, Inc.	1,604,880

		6,878,393

Insurance (10.9%):
39,500	AFLAC, Inc.	1,688,230
1,190	Berkshire Hathaway, Inc., Class B*	3,954,370
401,560	Chubb Corp. (The)	20,242,640
133,400	MetLife, Inc.	5,078,538
66,750	Torchmark Corp.	2,898,952
183,300	Travelers Cos., Inc. (The)	9,023,859

		42,886,589

Internet Software & Services (3.7%):
532,500	eBay, Inc.*	12,572,325
106,900	Yahoo!, Inc.*	1,903,889

		14,476,214

IT Services (0.8%):
52,300	Accenture plc, Class A	1,949,221
64,829	Western Union Co.	1,226,565

		3,175,786

Machinery (0.4%):
50,700	Ingersoll-Rand plc	1,554,969

Media (13.7%):
927,244	Comcast Corp., Class A	15,661,151
127,980	Liberty Media Corp. — Entertainment, Series A*	3,981,458
463,400	News Corp., Class B	6,482,966
100,546	Time Warner Cable, Inc.*	4,332,527
249,366	Time Warner, Inc.	7,176,754
590,700	Viacom, Inc., Class B*	16,563,228

		54,198,084

Metals & Mining (1.4%):
427,200	Alcoa, Inc.	5,604,864

Multiline Retail (2.0%):
93,400	J.C. Penney Co., Inc.	3,152,250
184,443	Macy’s, Inc.	3,373,462
31,800	Target Corp.	1,484,424

		8,010,136

Oil, Gas & Consumable Fuels (4.4%):
50,200	BP PLC, ADR	2,672,146
83,300	Chevron Corp.	5,866,819
61,300	ConocoPhillips	2,768,308
52,000	Royal Dutch Shell PLC, ADR	2,973,880
50,000	Total SA, ADR	2,963,000

		17,244,153

Paper & Forest Products (3.1%):
558,415	International Paper Co.	12,413,565

Pharmaceuticals (11.2%):
54,200	Abbott Laboratories	2,681,274
391,100	Bristol-Myers Squibb Co.	8,807,572
123,400	Eli Lilly & Co.	4,075,902
45,100	GlaxoSmithKline PLC, ADR	1,781,901
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
471,321	Pfizer, Inc.	$7,800,363
72,300	Roche Holding AG, ADR	2,935,380
352,100	Schering Plough Corp.	9,946,825
130,600	Wyeth	6,344,548

		44,373,765

Semiconductors & Semiconductor Equipment (2.4%):
274,600	Intel Corp.	5,373,922
113,000	KLA-Tencor Corp.	4,052,180

		9,426,102

Software (0.3%):
50,855	Microsoft Corp.	1,316,636

Specialty Retail (1.7%):
132,541	Home Depot, Inc.	3,530,892
146,900	Lowe’s Cos., Inc.	3,076,086

		6,606,978

Tobacco (1.8%):
164,500	Altria Group, Inc.	2,929,745
84,700	Philip Morris International, Inc.	4,128,278

		7,058,023

Total Common Stocks (Cost $366,717,803)		379,638,564

Investment Company (4.0%):
15,933,842	Dreyfus Treasury Prime Cash Management, 0.00% (a)	15,933,842

Total Investment Company (Cost $15,933,842)		15,933,842

Total Investment Securities (Cost $382,651,645)(b)—100.1%		395,572,406
Net other assets (liabilities) — (0.1)%		(392,239)

Net Assets — 100.0%		$395,180,167

Percentages indicated are based on net assets as of September 30, 2009.

*	Non-income producing security.

ADR	American Depository Receipt

PLC	Public Liability Company

(a)	The rate presented represents the effective yield at September 30, 2009.

(b)	Cost for federal income tax purposes is $401,852,197. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$39,415,975
Unrealized depreciation	(45,695,766)

Net unrealized depreciation	$(6,279,791)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2009:

Country	Percentage
United States	92.7%
United Kingdom	3.1%
Netherlands	1.8%
Ireland	0.9%
France	0.7%
Switzerland	0.7%
Singapore	0.1%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (66.8%):
Aerospace & Defense (0.8%):
16,800	General Dynamics Corp.	$1,085,280
17,260	Raytheon Co.	827,962

		1,913,242

Air Freight & Logistics (0.5%):
14,900	FedEx Corp.	1,120,778

Auto Components (0.3%):
23,500	Autoliv, Inc.	789,600

Automobiles (0.4%):
40,722	Harley-Davidson, Inc.	936,606

Beverages (0.4%):
15,670	Coca-Cola Co. (The)	841,479

Capital Markets (1.5%):
139,906	Charles Schwab Corp.	2,679,200
12,300	State Street Corp.	646,980

		3,326,180

Chemicals (0.7%):
63,300	Dow Chemical Co. (The)	1,650,231

Commercial Banks (3.3%):
41,700	BB&T Corp.	1,135,908
15,100	Comerica, Inc.	448,017
85,000	Fifth Third Bancorp	861,050
31,846	First Horizon National Corp.*	421,328
61,323	PNC Financial Services Group, Inc.	2,979,685
32,700	U.S. Bancorp	714,822
31,200	Wells Fargo & Co.	879,216

		7,440,026

Commercial Services & Supplies (1.7%):
27,200	Avery Dennison Corp.	979,472
29,200	Cintas Corp.	885,052
21,184	Manpower, Inc.	1,201,345
32,800	Robert Half International, Inc.	820,656

		3,886,525

Communications Equipment (1.2%):
113,810	Cisco Systems, Inc.*	2,679,087

Computers & Peripherals (1.3%):
62,906	Hewlett-Packard Co.	2,969,792

Diversified Financial Services (5.7%):
177,700	Bank of America Corp.	3,006,684
320,300	Citigroup, Inc.	1,550,252
193,803	JPMorgan Chase & Co.	8,492,447

		13,049,383

Diversified Telecommunication Services (1.0%):
75,696	Verizon Communications, Inc.	2,291,318

Electric Utilities (2.9%):
103,794	American Electric Power Co., Inc.	3,216,576
11,900	Edison International	399,602
17,311	Entergy Corp.	1,382,457
37,060	FirstEnergy Corp.	1,694,383

		6,693,018

Electronic Equipment Instruments & Components (0.9%):
70,100	Agilent Technologies, Inc.*	1,950,883

Energy Equipment & Services (1.2%):
34,190	Schlumberger, Ltd.	2,037,724
20,400	Smith International, Inc.	585,480

		2,623,204

Food & Staples Retailing (1.0%):
60,900	Walgreen Co.	2,281,923

Food Products (1.3%):
27,500	Cadbury PLC, ADR	1,408,275
53,560	Unilever NV, New York Shares	1,545,742

		2,954,017

Health Care Equipment & Supplies (1.7%):
131,820	Boston Scientific Corp.*	1,395,974
16,155	CareFusion Corp.*	352,179
50,370	Covidien plc	2,179,006

		3,927,159

Health Care Providers & Services (0.4%):
32,310	Cardinal Health, Inc.	865,908

Hotels, Restaurants & Leisure (0.5%):
55,540	Starbucks Corp.*	1,146,901

Household Durables (1.0%):
76,290	Sony Corp., ADR	2,227,668

Industrial Conglomerates (3.6%):
209,200	General Electric Co.	3,435,064
25,430	Siemens AG, ADR	2,363,973
69,040	Tyco International, Ltd.	2,380,499

		8,179,536

Insurance (4.9%):
45,062	Chubb Corp. (The)	2,271,575
229,255	Marsh & McLennan Cos., Inc.	5,669,476
10,300	Transatlantic Holdings, Inc.	516,751
52,329	Travelers Cos., Inc. (The)	2,576,157

		11,033,959

Internet Software & Services (1.7%):
162,300	eBay, Inc.*	3,831,903

Machinery (1.7%):
55,200	Dover Corp.	2,139,552
52,875	Ingersoll-Rand plc	1,621,676

		3,761,228

Media (5.1%):
151,184	Comcast Corp., Class A	2,553,498
37,795	Time Warner Cable, Inc.*	1,628,587
119,671	Time Warner, Inc.	3,444,131
144,228	Viacom, Inc., Class B*	4,044,153

		11,670,369

Metals & Mining (1.0%):
18,500	Freeport-McMoRan Copper & Gold, Inc., Class B	1,269,285
24,540	Newmont Mining Corp.	1,080,251

		2,349,536

Multiline Retail (0.7%):
82,910	Macy’s, Inc.	1,516,424

Oil, Gas & Consumable Fuels (8.3%):
57,600	Anadarko Petroleum Corp.	3,613,248
31,830	BP PLC, ADR	1,694,311
17,990	ConocoPhillips	812,428
25,450	Devon Energy Corp.	1,713,549
33,940	Exxon Mobil Corp.	2,328,623
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
20,930	Hess Corp.	$1,118,918
51,470	Occidental Petroleum Corp.	4,035,248
55,480	Royal Dutch Shell PLC, ADR	3,172,901
20,800	Valero Energy Corp.	403,312

		18,892,538

Personal Products (0.7%):
45,130	Estee Lauder Co., Inc. (The), Class A	1,673,420

Pharmaceuticals (5.2%):
26,300	Abbott Laboratories	1,301,061
34,810	Bayer AG, ADR	2,422,776
119,410	Bristol-Myers Squibb Co.	2,689,113
95,200	Pfizer, Inc.	1,575,560
49,980	Roche Holding AG, ADR	2,029,188
65,226	Schering Plough Corp.	1,842,635

		11,860,333

Semiconductors & Semiconductor Equipment (1.4%):
94,151	Intel Corp.	1,842,535
37,190	Lam Research Corp.*	1,270,411

		3,112,946

Software (0.2%):*
23,526	Symantec Corp.	387,473

Specialty Retail (2.0%):
61,100	Gap, Inc. (The)	1,307,540
124,380	Home Depot, Inc.	3,313,483

		4,621,023

Wireless Telecommunication Services (0.6%):
61,000	Vodafone Group PLC, ADR	1,372,500

Total Common Stocks (Cost $125,361,494)		151,828,116

Convertible Bonds (10.2%):
Auto Components (0.3%):
$633,000	BorgWarner, Inc., 3.50%, 4/15/12	770,677

Biotechnology (0.2%):
559,000	Amylin Pharmaceuticals, Inc., 3.00%, 6/15/14	429,033

Capital Markets (0.0%):
73,000	Janus Capital Group, Inc., 3.25%, 7/15/14	91,524

Commercial Services & Supplies (1.1%):
339,000	Interpublic Group of Cos., Inc. (The), 4.25%, 3/15/23, Callable 3/15/12 @ 100	333,491
500,000	Omnicom Group, Inc., 0.09%, 7/31/32, Callable 8/2/10 @ 100(a)	470,625
1,499,000	Sandisk Corp., 1.00%, 5/15/13	1,165,473
512,000	Xilinx, Inc., 3.13%, 3/15/37	449,920

		2,419,509

Communications Equipment (0.1%):
273,000	JDS Uniphase Corp., 1.00%, 5/15/26, Callable 5/20/13 @ 100	229,320

Computers & Peripherals (0.1%):
306,000	NetApp, Inc., 1.75%, 6/1/13	331,245

Diversified Telecommunication Services (0.8%):
878,000	L-3 Communication Corp., 3.00%, 8/1/35	899,950
960,000	Lucent Technologies Corp., 2.75%, 6/15/25	801,600

		1,701,550

Electric Utilities (0.0%):
38,000	PG&E Corp., 9.50%, 6/30/10	103,218

Electronic Equipment Instruments & Components (0.3%):
400,000	JDS Uniphase, 1.00%, 5/15/26	336,000
460,000	Linear Technology Corp., 3.00%, 5/1/27	443,900

		779,900

Health Care Equipment & Supplies (1.4%):
580,000	Allergan, Inc., 1.50%, 4/1/26	651,050
525,000	Invitrogen Corp., 1.50%, 2/15/24	573,562
171,000	Invitrogen Corp., 3.25%, 6/15/25	196,864
923,000	LifePoint Hospitals, Inc., 3.50%, 5/15/14	783,396
887,000	Medtronic, Inc., 1.50%, 4/15/11	882,565

		3,087,437

Hotels, Restaurants & Leisure (0.4%):
716,000	International Game Technology, Inc., 3.25%, 5/1/14	938,855

Industrial Conglomerate (0.1%):
166,000	Textron, Inc., Series TXT, 4.50%, 5/1/13	270,788

IT Services (1.2%):
1,235,000	3M Co., 5.54%, 11/21/32, Callable 5/14/09 @ 84.89	1,060,556
856,000	Cadence Design Systems, Inc., 1.38%, 12/15/11	780,030
580,000	Cadence Design Systems, Inc., 1.50%, 12/15/13	464,725
347,000	Symantec Corp., 0.75%, 6/15/11	366,085

		2,671,396

Life Sciences Tools & Services (0.4%):
925,000	Millipore Corp., 3.75%, 6/1/26, Callable 12/1/11 @ 100	962,000

Machinery (0.2%):
468,000	Allied Waste Technologies, 4.25%, 4/15/34	465,075

Media (0.6%):
468,000	Interpublic Group of Cos., Inc., 4.75%, 3/15/23	460,980
275,000	Interpublic Group of Cos., Inc., 4.75%, 3/15/23, Callable 3/15/13 @ 100	270,875
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

Principal		Fair
Amount		Value
Convertible Bonds, continued
Media, continued
$545,700	Liberty Media Corp., 3.13%, 3/30/23	$540,243

		1,272,098

Metals & Mining (0.2%):
75,000	Alcoa, Inc., 5.25%, 3/15/14	165,000
100,000	ArcelorMittal, 5.00%, 5/15/14	144,375
79,000	United States Steel Corp., 4.00%, 5/15/14	125,610

		434,985

Pharmaceuticals (2.0%):
1,234,000	Amgen, Inc., 0.38%, 2/1/13	1,247,882
800,000	Amgen, Inc., 0.38%, 2/1/13	809,000
578,000	King Pharmaceutical, Inc., 1.25%, 4/1/26, Callable 4/1/13 @ 100	496,358
1,126,000	Mylan, Inc., 1.25%, 3/15/12	1,102,072
1,179,000	Omnicare, Inc., 3.25%, 12/15/35	904,883

		4,560,195

Semiconductors & Semiconductor Equipment (0.5%):
277,000	Linear Technology Corp., Series A, 3.00%, 5/1/27, Callable 5/1/14 @ 100	267,305
483,000	ON Semiconductor Corp., 2.63%, 12/15/26, Callable 12/20/13 @ 100	519,225
354,000	Xilinx, Inc., 3.13%, 3/15/37	311,077

		1,097,607

Software (0.2%):
336,000	Symantec Corp., 1.00%, 6/15/13	358,680

Textiles, Apparel & Luxury Goods (0.1%):
326,000	Iconix Brand Group, Inc., 1.88%, 6/30/12	284,435

Total Convertible Bonds (Cost $22,288,066)		23,259,527

Corporate Bonds (6.8%):
Aerospace & Defense (0.1%):
55,000	Boeing Co., 6.00%, 3/15/19	61,694
20,000	Boeing Co., 4.88%, 2/15/20	20,631
75,000	Boeing Co., 6.88%, 3/15/39	92,507

		174,832

Automobiles (0.0%):
55,000	Daimler Finance LLC, 7.30%, 1/15/12	59,334
10,000	DaimlerChrysler NA Holdings Corp., 8.50%, 1/18/31	11,833

		71,167

Beverages (0.0%):
65,000	Anheuser-Busch InBev NV Worldwide, 7.20%, 1/15/14	73,180
20,000	Anheuser-Busch InBev NV Worldwide, Inc., 5.38%, 11/15/14	21,340

		94,520

Biotechnology (0.1%):
35,000	Amgen, Inc., 5.70%, 2/1/19	38,474
55,000	Biogen Idec, Inc., 6.88%, 3/1/18	60,381
20,000	Monsanto Co., 5.13%, 4/15/18	21,226

		120,081

Capital Markets (0.0%):
40,000	Goldman Sachs Group, Inc., 3.63%, 8/1/12, MTN	41,064

Chemicals (0.0%):
50,000	E.I. du Pont de Nemours & Co., 6.00%, 7/15/18	55,924

Commercial Banks (0.9%):
295,000	Bank of America Corp., 5.75%, 12/1/17	294,462
55,000	Bank of America Corp., 5.65%, 5/1/18	54,306
55,000	BB&T Corp., 6.85%, 4/30/19, MTN	61,523
1,050,000	Citigroup Funding, Inc., 2.25%, 12/10/12	1,064,137
85,000	Citigroup, Inc., 6.13%, 5/15/18	83,695
105,000	HBOS plc, 6.75%, 5/21/18	93,621
20,000	National City Corp., 4.00%, 2/1/11	20,150
50,000	PNC Funding Corp., 6.70%, 6/10/19	55,335
310,000	Wells Fargo & Co., 5.63%, 12/11/17	325,621

		2,052,850

Commercial Services & Supplies (0.0%):
70,000	Archer Daniels Midland Co., 5.45%, 3/15/18	75,854

Communications Equipment (0.0%):
55,000	Cisco Systems, Inc., 4.95%, 2/15/19	57,815
20,000	Cisco Systems, Inc., 5.90%, 2/15/39	21,649

		79,464

Computers & Peripherals (0.1%):
45,000	Hewlett-Packard Co., 4.75%, 6/2/14	48,297
30,000	Hewlett-Packard Co., 5.50%, 3/1/18	32,781
100,000	IBM Corp., 8.00%, 10/15/38	139,211

		220,289

Consumer Finance (0.1%):
20,000	American Express Co., 8.13%, 5/20/19	23,654
140,000	Capital One Financial Corp., 6.75%, 9/15/17	148,580

		172,234

Diversified Consumer Services (1.3%):
215,000	AIG SunAmerica Global Finance Vi, 6.30%, 5/10/11	211,954
105,000	American Express Credit Co., Series C, 7.30%, 8/20/13, MTN	116,444
40,000	American Express Credit Co., Series D, 5.13%, 8/25/14	41,377
100,000	Farmers Exchange Capital, 7.05%, 7/15/28	89,528
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Diversified Consumer Services, continued
$80,000	FBG Finance, Ltd., 5.13%, 6/15/15	$83,420
10,000	Fedex Corp., 7.25%, 2/15/11	10,581
400,000	General Electric Capital Corp., Series G, 2.20%, 6/8/12	406,183
1,200,000	General Electric Capital Corp., Series G, 2.63%, 12/28/12, MTN	1,229,461
110,000	General Electric Capital Corp., Series G, 6.00%, 8/7/19, MTN	111,589
60,000	Household Finance Corp., 8.00%, 7/15/10	62,733
165,000	Household Finance Corp., 6.38%, 10/15/11	175,016
65,000	HSBC Finance Corp., 6.75%, 5/15/11	68,510
50,000	Platinum Underwriters Finance, Inc., 7.50%, 6/1/17	48,029
80,000	Prudential Financial, Inc., Series D, 4.75%, 9/17/15, MTN	79,439
35,000	Prudential Financial, Inc., 6.63%, 12/1/37	35,741
25,000	Telecom Italia Capital, 4.88%, 10/1/10	25,698
105,000	Telefonica Europe BV, 8.25%, 9/15/30	135,970
115,000	Xlliac Global Funding, 4.80%, 8/10/10	114,555

		3,046,228

Diversified Financial Services (0.9%):
55,000	Bank of America Corp., 7.63%, 6/1/19	61,973
10,000	Bear Stearns Co., Inc., 6.40%, 10/2/17	10,879
90,000	Bear Stearns Co., Inc., 7.25%, 2/1/18	102,784
30,000	Caterpillar Financial Services Corp., Series F, 4.90%, 8/15/13, MTN	31,730
135,000	Citigroup, Inc., 6.13%, 11/21/17	134,035
190,000	Citigroup, Inc., 8.50%, 5/22/19	214,479
45,000	Credit Suisse (USA), Inc., 5.13%, 8/15/15	47,507
110,000	E. ON International Finance BV, 5.80%, 4/30/18	118,378
180,000	General Electric Capital Corp., 5.63%, 5/1/18	179,136
200,000	GMAC, Inc., 2.20%, 12/19/12	202,135
290,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18	305,055
55,000	Goldman Sachs Group, Inc., 6.75%, 10/1/37	56,762
55,000	Harley-Davidson Funding Corp., 6.80%, 6/15/18	53,557
120,000	JPMorgan Chase & Co., 2.13%, 12/26/12	121,606
210,000	JPMorgan Chase & Co., 4.75%, 5/1/13	222,327
60,000	JPMorgan Chase & Co., 6.00%, 1/15/18	64,399
65,000	JPMorgan Chase & Co., 6.30%, 4/23/19	70,962
70,000	Merrill Lynch & Co., 6.88%, 4/25/18	73,619
55,000	Nisource Finance Corp., 6.80%, 1/15/19	56,310

		2,127,633

Diversified Telecommunication Services (0.3%):
70,000	AT&T Corp., 8.00%, 11/15/31	87,223
150,000	AT&T, Inc., 6.30%, 1/15/38	157,146
15,000	AT&T, Inc., 6.55%, 2/15/39	16,354
25,000	SBC Communications, Inc., 6.15%, 9/15/34	25,549
145,000	Verizon Communications, Inc., 5.50%, 2/15/18	152,025
65,000	Verizon Communications, Inc., 6.35%, 4/1/19	71,777
70,000	Verizon Communications, Inc., 8.95%, 3/1/39	95,898
10,000	Verizon Wireless Capital LLC, 5.55%, 2/1/14	10,807

		616,779

Electric Utilities (0.4%):
10,000	Consumers Energy Corp., 4.00%, 5/15/10	10,145
55,000	Detroit Edison Co., 6.13%, 10/1/10	57,800
30,000	Emerson Electric Co., 4.88%, 10/15/19	31,744
100,000	Enel Financial International SA, 5.13%, 10/7/19	99,560
150,000	Exelon Generation Co. LLC, 5.20%, 10/1/19	151,641
125,000	FirstEnergy Solutions Corp., 6.05%, 8/15/21	129,171
40,000	Ohio Power Co., 6.00%, 6/1/16	43,037
25,000	PacifiCorp, 5.50%, 1/15/19	27,156
45,000	PPL Energy Supply LLC, 6.30%, 7/15/13	48,315
35,000	PPL Energy Supply LLC, 6.50%, 5/1/18	37,714
105,000	Progress Energy, Inc., 7.05%, 3/15/19	122,256
55,000	Public Service Co. of Colorado, 6.50%, 8/1/38	66,092
35,000	Union Electric Co., 6.70%, 2/1/19	39,501
100,000	Virginia Electric & Power Co., 8.88%, 11/15/38	142,249

		1,006,381

Electrical Equipment (0.0%):
15,000	Emerson Electric Co., 5.00%, 4/15/19	15,958

Electronic Equipment Instruments & Components (0.2%):
45,000	Agilent Technologies, Inc., 5.50%, 9/14/15	46,289
30,000	Corning, Inc., 6.63%, 5/15/19	32,819
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Electronic Equipment Instruments & Components, continued
$315,000	General Electric Co., 5.25%, 12/6/17	$323,269

		402,377

Food & Staples Retailing (0.2%):
10,000	ConAgra Foods, Inc., 7.00%, 10/1/28	11,064
60,000	ConAgra Foods, Inc., 8.25%, 9/15/30	75,553
25,000	Delhaize America, Inc., 9.00%, 4/15/31	32,895
130,000	Kraft Foods, Inc., 6.13%, 8/23/18	137,890
5,000	Kraft Foods, Inc., 7.00%, 8/11/37	5,570
40,000	Kroger Co. (The), 5.00%, 4/15/13	42,195
20,000	Kroger Co. (The), 3.90%, 10/1/15	20,159
10,000	Kroger Co. (The), 6.40%, 8/15/17	11,065
20,000	Yum! Brands, Inc., 6.25%, 3/15/18	21,547
60,000	Yum! Brands, Inc., 5.30%, 9/15/19	60,270

		418,208

Food Products (0.1%):
30,000	Bunge Limited Finance Corp., 8.50%, 6/15/19	34,585
60,000	General Mills, Inc., 5.65%, 2/15/19	64,982
15,000	Kraft Foods, Inc., 6.88%, 2/1/38	16,513

		116,080

Gas Utilities (0.0%):
45,000	Texas East Transmission, 7.00%, 7/15/32	51,773

Health Care Equipment & Supplies (0.1%):
20,000	Baxter International, Inc., 5.38%, 6/1/18	21,674
321,000	Wright Medical Group, Inc., 2.63%, 12/1/14	270,844

		292,518

Health Care Providers & Services (0.1%):
110,000	Roche Holdings, Inc., 6.00%, 3/1/19	122,445
60,000	UnitedHealth Group, Inc., 6.00%, 2/15/18	63,051

		185,496

Household Products (0.0%):
25,000	Procter & Gamble Co., 4.70%, 2/15/19	26,128
10,000	Procter & Gamble Co., 5.55%, 3/5/37	10,769

		36,897

Insurance (0.3%):
60,000	ACE INA Holdings, Inc., 5.60%, 5/15/15	64,933
50,000	Allstate Corp. (The), 7.45%, 5/16/19	59,595
130,000	Berkshire Hathaway Finance Corp., 5.40%, 5/15/18	140,134
60,000	MetLife, Inc., 6.75%, 6/1/16	66,961
65,000	MetLife, Inc., Series A, 6.82%, 8/15/18	72,345
20,000	MetLife, Inc., 7.72%, 2/15/19	23,546
45,000	Principal Financial Group, Inc., 8.88%, 5/15/19	53,917
20,000	Prudential Financial, Inc., 7.38%, 6/15/19	22,320
55,000	Travelers Cos., Inc. (The), 5.80%, 5/15/18	60,940
15,000	Travelers Cos., Inc. (The), 5.90%, 6/2/19	16,808
35,000	WellPoint, Inc., 4.25%, 12/15/09	35,239
15,000	WellPoint, Inc., 7.00%, 2/15/19	17,051

		633,789

Machinery (0.0%):
20,000	Caterpillar, Inc., 6.05%, 8/15/36	21,891
55,000	Cooper Industries, Inc., 5.25%, 11/15/12	59,579

		81,470

Media (0.4%):
10,000	Comcast Corp., 6.50%, 1/15/17	10,976
125,000	Comcast Corp., 5.70%, 5/15/18	131,420
90,000	Cox Communications, Inc., 8.38%, 3/1/39	111,022
5,000	DIRECTV Holdings, 7.63%, 5/15/16, Callable 5/15/12 @ 103.81	5,350
80,000	DIRECTV Holdings, 5.88%, 10/1/19	79,500
90,000	News America, Inc., 7.85%, 3/1/39	105,357
55,000	Omnicom Group, Inc., 6.25%, 7/15/19	59,332
35,000	Time Warner Cable, Inc., 6.75%, 7/1/18	38,667
60,000	Time Warner Cable, Inc., 8.75%, 2/14/19	73,916
35,000	Time Warner Cable, Inc., 8.25%, 4/1/19	42,304
40,000	Time Warner, Inc., 5.88%, 11/15/16	42,416
55,000	Time Warner, Inc., 7.70%, 5/1/32	62,193
25,000	Viacom, Inc., 5.63%, 9/15/19	25,410
60,000	Viacom, Inc., 6.88%, 4/30/36	63,384

		851,247

Metals & Mining (0.1%):
105,000	Newmont Mining Corp., 5.13%, 10/1/19	104,954

Multiline Retail (0.1%):
55,000	Kohl’s Corp., 6.88%, 12/15/37	61,500
55,000	Wal-Mart Stores, Inc., 4.25%, 4/15/13	58,612
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Multiline Retail, continued
$45,000	Wal-Mart Stores, Inc., 4.13%, 2/1/19	$45,210

		165,322

Office Electronics (0.0%):
40,000	Xerox Corp., 6.35%, 5/15/18	41,584

Oil, Gas & Consumable Fuels (0.4%):
25,000	Centerpoint Energy, Inc., 7.88%, 4/1/13	28,151
30,000	Centerpoint Energy, Inc., 6.25%, 2/1/37	28,862
130,000	ConocoPhillips Co., 5.20%, 5/15/18	137,764
20,000	ConocoPhillips Co., 5.75%, 2/1/19	21,790
35,000	Enterprise Products Operating LP, 5.25%, 1/31/20	34,975
75,000	Enterprise Products Partners LP, 6.50%, 1/31/19	81,891
135,000	Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	141,226
50,000	Plains All American Pipeline, 8.75%, 5/1/19	60,020
60,000	Plains All American Pipeline, 6.70%, 5/15/36	62,754
65,000	Questar Market Resources, Inc., 6.80%, 4/1/18	66,637
45,000	Spectra Energy Capital Corp., 7.50%, 9/15/38	52,485
95,000	XTO Energy, Inc., 5.50%, 6/15/18	98,038
5,000	XTO Energy, Inc., 6.50%, 12/15/18	5,520

		820,113

Pharmaceuticals (0.3%):
60,000	Amgen, Inc., 5.85%, 6/1/17	65,992
85,000	GlaxoSmithKline, 5.65%, 5/15/18	93,117
60,000	Medco Health Solutions, Inc., 7.13%, 3/15/18	67,986
95,000	Merck & Co., Inc., 5.00%, 6/30/19	101,349
55,000	Novartis Capital Corp., 4.13%, 2/10/14	58,077
135,000	Pfizer, Inc., 6.20%, 3/15/19	152,164
10,000	Wyeth, 5.50%, 2/15/16	10,912
10,000	Wyeth, 5.45%, 4/1/17	10,836
20,000	Wyeth, 6.45%, 2/1/24	22,631

		583,064

Real Estate Investment Trusts (REITs) (0.0%):
55,000	Avalonbay Communities, Inc., 6.10%, 3/15/20, MTN	56,686
40,000	Simon Property Group LP, 6.75%, 5/15/14, Callable 2/15/14 @ 100	42,899

		99,585

Road & Rail (0.1%):
35,000	CSX Corp., 7.38%, 2/1/19	41,187
70,000	Norfolk Southern Corp., 5.75%, 1/15/16	76,485
70,000	Union Pacific Corp., 7.88%, 1/15/19	86,788
20,000	Union Pacific Corp., 6.13%, 2/15/20	22,361

		226,821

Semiconductors & Semiconductor Equipment (0.0%):
50,000	KLA Instruments Corp., 6.90%, 5/1/18	52,263

Software (0.0%):
25,000	Microsoft Corp., 4.20%, 6/1/19	25,739
15,000	Oracle Corp., 5.75%, 4/15/18	16,528

		42,267

Specialty Retail (0.1%):
98,135	CVS Pass-Through Trust, 6.04%, 12/10/28	94,597
19,946	CVS Pass-Through Trust, 8.35%, 7/10/31	21,243
70,000	Home Depot, Inc., 5.88%, 12/16/36	67,914

		183,754

Tobacco (0.1%):
55,000	Altria Group, Inc., 9.25%, 8/6/19	67,207
110,000	Philip Morris International, Inc., 5.65%, 5/16/18	117,086

		184,293

Total Corporate Bonds (Cost $14,819,451)		15,545,133

Preferred Stocks (1.7%):
Commercial Services & Supplies (0.5%):
17,650	Archer Daniels	704,235
14,665	Avery Dennison	560,936

		1,265,171

Diversified Financial Services (0.2%):
5,108	KeyCorp, Series A	442,762

Health Care Providers & Services (0.1%):
310	HealthSouth Corp.	225,525

Multi-Utilities (0.5%):
49,145	Centerpoint Energy, Inc.	1,130,335

Pharmaceuticals (0.4%):
18,000	El Paso Energy Capital Trust I	601,740
8,000	Omnicare Capital Trust II	277,500

		879,240

Total Preferred Stocks (Cost $4,294,325)		3,943,033

U.S. Government Agency Mortgages (0.6%):
Federal Home Loan Mortgage Corporation (0.5%)
$450,000	3.00%, 7/28/14	458,750
19	11.00%, 9/1/15, Pool #170141	21
30	10.00%, 9/1/17, Pool #555283	32
38	10.50%, 11/1/17, Pool #360016	44
500,000	4.88%, 6/13/18	545,079

		1,003,926

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

Shares or
Principal		Fair
Amount		Value

Federal National Mortgage Association (0.1%)
$185,000	6.63%, 11/15/30	$238,782
Total U.S. Government Agency Mortgages (Cost $1,209,381)		1,242,708

U.S. Treasury Obligations (6.4%):
U.S. Treasury Bonds (0.8%)
550,000	5.25%, 2/15/29	638,430
120,000	4.38%, 2/15/38	126,413
800,000	3.50%, 2/15/39	724,750
150,000	4.25%, 5/15/39	155,180

		1,644,773

U.S. Treasury Notes (5.6%)
1,500,000	0.88%, 2/28/11	1,505,742
2,900,000	0.88%, 3/31/11	2,909,741
700,000	4.75%, 3/31/11	742,793
2,370,000	4.63%, 2/29/12	2,566,452
500,000	1.38%, 4/15/12	502,187
570,000	1.75%, 8/15/12	575,878
250,000	4.38%, 8/15/12	271,426
180,000	4.13%, 8/31/12	194,133
1,680,000	2.75%, 10/31/13	1,733,812
1,350,000	1.75%, 3/31/14	1,328,378
200,000	2.63%, 6/30/14	203,562
350,000	2.38%, 9/30/14	350,903

		12,885,007

Total U.S. Treasury Obligations (Cost $14,453,590)		14,529,780

Asset Backed Securities (0.1%):
38,791	BAE Systems 2001 Asset Trust, 6.66%, 9/15/13	38,498
66,771	Capital Auto Receivables Asset Trust, 4.98%, 5/15/11	67,768
3,169	Capital One Auto Finance Trust, 5.07%, 7/15/11	3,174
22,155	Harley-Davidson Motorcycle Trust, 4.07%, 2/15/12	22,429
35,409	Harley-Davidson Motorcycle Trust, 4.41%, 6/15/12	36,110
Total Asset Backed Securities (Cost $166,287)		167,979

Yankee Dollars (1.3%):
Beverages (0.0%):
30,000	Diageo Capital plc, 7.38%, 1/15/14	34,767
40,000	Diageo Capital plc, 5.75%, 10/23/17	43,903

		78,670

Building Products (0.0%):
30,000	Holcim U.S. Finance SARL & CIE SCS, 6.00%, 12/30/19	30,365

Capital Markets (0.1%):
30,000	Brookfield Asset Management, Inc., 7.13%, 6/15/12	30,294
25,000	Brookfield Asset Management, Inc., 5.80%, 4/25/17	21,505
130,000	Deutsche Bank AG, 3.88%, 8/18/14	131,604

		183,403

Chemicals (0.0%):
50,000	Potash Corp. of Saskatchewan, Inc., 6.50%, 5/15/19	56,034
15,000	Potash Corp. of Saskatchewan, Inc., 4.88%, 3/30/20	14,983
15,000	Potash Corp. of Saskatchewan, Inc., 5.88%, 12/1/36	15,403

		86,420

Commercial Banks (0.2%):
175,000	Barclays Bank plc, 6.75%, 5/22/19	195,726
75,000	KFW, 4.88%, 6/17/19	81,556
100,000	Royal Bank of Scotland plc, 4.88%, 8/25/14, MTN	101,537
60,000	UBS AG Stamford CT, 5.88%, 12/20/17	61,420
70,000	Westpac Banking Corp., 4.20%, 2/27/15	71,147

		511,386

Diversified Consumer Services (0.1%):
105,000	Nationwide Building Society, 4.25%, 2/1/10	105,097

Diversified Financial Services (0.2%):
75,000	BP Capital Markets plc, 4.75%, 3/10/19	78,853
65,000	Credit Suisse Group, 6.00%, 2/15/18	68,052
100,000	Credit Suisse NY, 5.30%, 8/13/19	102,535
45,000	Deutsche Telekom International Finance, 8.75%, 6/15/30	58,276
60,000	Devon Financing Corp., 7.88%, 9/30/31	74,319
100,000	Iberdrola Finance Ireland, Ltd., 3.80%, 9/11/14	101,392
30,000	Rio Tinto Finance (USA) Ltd., 6.50%, 7/15/18	32,260
10,000	Rio Tinto Finance (USA) Ltd., 9.00%, 5/1/19	12,276

		527,963

Diversified Telecommunication Services (0.1%):
75,000	Deutsche Telekom International Finance BV, 6.00%, 7/8/19	80,376
40,000	France Telecom SA, 8.50%, 3/1/31	55,307
80,000	Telecom Italia Capital, 7.00%, 6/4/18	88,407
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Yankee Dollars, continued
Diversified Telecommunication Services, continued
$55,000	Telecom Italia Capital SA, 7.18%, 6/18/19	$61,372

		285,462

Electric Utilities (0.1%):
80,000	Electricite de France, 6.50%, 1/26/19	91,665

Electronic Equipment Instruments & Components (0.1%):
50,000	LG Electronics, Inc., 5.00%, 6/17/10	50,456
70,000	Philips Electronics NV, 5.75%, 3/11/18	75,324

		125,780

Energy Equipment & Services (0.0%):
55,000	Weatherford International, Ltd., 6.00%, 3/15/18	56,986

Food & Staples Retailing (0.0%):
40,000	Delhaize Group, 5.88%, 2/1/14	43,079

Media (0.1%):
45,000	Vivendi, 6.63%, 4/4/18	48,371
100,000	WPP Finance, 8.00%, 9/15/14	109,695

		158,066

Metals & Mining (0.1%):
170,000	ArcelorMittal, 9.85%, 6/1/19	201,077
55,000	Vale Overseas, Ltd., 5.63%, 9/15/19	55,945

		257,022

Oil, Gas & Consumable Fuels (0.1%):
60,000	EnCana Corp., 5.90%, 12/1/17	64,077
10,000	EnCana Corp., 6.50%, 5/15/19	11,101
55,000	Transocean, Inc., 6.00%, 3/15/18	58,753

		133,931

Pharmaceuticals (0.0%):
30,000	AstraZeneca plc, 6.45%, 9/15/37	35,299

Sovereign Bond (0.1%):
95,000	Republic of Italy, 6.88%, 9/27/23	114,158

Tobacco (0.0%):
40,000	BAT International Finance plc, 9.50%, 11/15/18	51,881

Total Yankee Dollars (Cost $2,679,918)		2,876,633

Investment Company (6.2%):
14,157,636	Dreyfus Treasury Prime Cash Management, 0.00%(a)	14,157,636

Total Investment Company (Cost $14,157,636)		14,157,636

Total Investment Securities (Cost $199,430,148)(b)—100.1%		227,550,545
Net other assets (liabilities) — (0.1)%		(237,706)

Net Assets — 100.0%		$227,312,839

Percentages indicated are based on net assets as of September 30, 2009.

*	Non-income producing security.

ADR	American Depository Receipt.

LLC	Limited Liability Company.

LP	Limited Partnership.

PLC	Public Liability Company.

(a)	The rate presented represents the effective yield at September 30, 2009.

(b)	Cost for federal income tax purposes is $202,880,826. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$30,119,443
Unrealized depreciation	(5,449,724)

Net unrealized appreciation	$24,669,719

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2009:

Country	Percentage
United States	87.3%
United Kingdom	3.7%
Germany	2.1%
Switzerland	2.0%
Netherlands	1.8%
Ireland	1.7%
Japan	1.0%
Luxembourg	0.2%
France	0.1%
Italy	0.1%
Australia	0.0%
Belgium	0.0%
Canada	0.0%
Cayman Islands	0.0%
Korea	0.0%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.3%):
Beverages (7.3%):
99,142	Brown-Forman Corp., Class B	$4,780,627
817,200	C&C Group plc	3,474,769
350,842	Diageo plc	5,388,610
117,500	Dr Pepper Snapple Group, Inc.*	3,378,125

		17,022,131

Chemicals (1.9%):
101,523	Scotts Co., Class A	4,360,413

Commercial Services & Supplies (4.1%):
1,125,137	Experian plc	9,465,735

Diversified Consumer Services (3.4%):
149,144	Career Education Corp.*	3,636,131
151,014	Weight Watchers International, Inc.	4,143,824

		7,779,955

Diversified Financial Services (2.0%):
228,345	Moody’s Corp.	4,671,939

Food Products (20.4%):
799,695	Cadbury plc	10,261,019
134,434	Groupe Danone	8,131,954
142,865	Kellogg Co.	7,033,244
274,191	Nestle SA, Registered Shares	11,700,310
353,238	Unilever plc	10,088,636

		47,215,163

Hotels, Restaurants & Leisure (2.6%):
298,071	Starbucks Corp.*	6,155,166

Household Durables (2.1%):
111,845	Fortune Brands, Inc.	4,807,098

Household Products (8.9%):
251,000	Kao Corp.	6,188,693
125,721	Procter & Gamble Co. (The)	7,281,760
145,313	Reckitt Benckiser Group plc	7,100,559

		20,571,012

Internet Software & Services (3.4%):
335,785	eBay, Inc.*	7,927,884

Machinery (3.0%):
189,884	Kone OYJ, B Shares	6,988,930

Media (9.1%):
214,078	McGraw-Hill Cos., Inc. (The)	5,381,921
614,427	Reed Elsevier NV	6,938,770
412,701	Wolters Kluwer NV	8,831,131

		21,151,822

Pharmaceuticals (3.6%):
165,945	Novartis AG, Registered Shares	8,332,932

Tobacco (25.5%):
650,382	British American Tobacco plc	20,437,112
487,584	Imperial Tobacco Group plc	14,086,349
251,931	Philip Morris International, Inc.	12,279,117
606,149	Swedish Match AB, Class B	12,207,274

		59,009,852

Total Common Stocks (Cost $206,487,376)		225,460,032

Investment Company (1.7%):
3,960,780	Dreyfus Treasury Prime Cash Management, 0.00%(a)	3,960,780

Total Investment Company (Cost $3,960,780)		3,960,780

Total Investment Securities (Cost $210,448,156)(b)—99.0%		229,420,812
Net other assets (liabilities) — 1.0%		2,309,690

Net Assets — 100.0%		$231,730,502

Percentages indicated are based on net assets as of September 30, 2009.

*	Non-income producing security.

(a)	The rate presented represents the effective yield at September 30, 2009.

(b)	Cost for federal income tax purposes is $214,055,605. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

PLC	Public Liability Company

Unrealized appreciation	$39,537,009
Unrealized depreciation	(24,171,802)

Net unrealized appreciation	$15,365,207

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2009:

Country	Percentage
United States	34.9%
United Kingdom	29.4%
Switzerland	8.7%
Sweden	5.3%
Netherlands	6.9%
Japan	2.7%
Ireland	5.6%
France	3.5%
Finland	3.0%

Total	100.0%

As of September 30, 2009 the Fund’s open foreign currency exchange contracts were as follows:

				Unrealized
		Contract		Appreciation/
Short Contracts	Delivery Date	Amount	Fair Value	(Depreciation)
Receive 153,000 British Sterling Pounds in exchange for U.S. Dollars	12/1/09	$28,866,092	$28,120,337	$745,755

				$745,755

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.9%):
Diversified Financial Services (1.3%):
61,462	HCP, Inc.	$1,766,418

Diversified REITs (11.6%):
161,870	British Land Co. plc	1,229,979
1,850	Fonciere des Regions	215,514
1,643	Gecina SA	196,203
2,395,280	GPT Group	1,441,370
31,135	Liberty Property Trust	1,012,822
67,101	Mirvac Group	98,999
5,392	PS Business Parks, Inc.	276,717
19,797	Shaftesbury plc	113,338
560,870	Stockland Trust Group	2,009,016
22,171	Unibail	4,611,480
35,286	Ventas, Inc.	1,358,511
47,908	Vornado Realty Trust	3,085,770
3,506	Wereldhave NV	345,357

		15,995,076

Health Care Providers & Services (0.5%):
17,824	Assisted Living Concepts, Inc., Class A*	369,313
19,005	Capital Senior Living Corp.*	115,931
4,421	Care Investment Trust, Inc.	33,909
14,400	Extendicare Real Estate Investment Trust	113,004

		632,157

Industrial Conglomerate (0.1%):
156,000	Poly Hong Kong Investment, Ltd.	180,686

Industrial REITs (1.8%):
25,428	AMB Property Corp.	583,573
46,040	DCT Industrial Trust, Inc.	235,264
46,974	Prologis European Properties	292,812
224,354	SEGRO plc	1,318,947

		2,430,596

Office REITs (6.7%):
34,639	Boston Properties, Inc.	2,270,586
204,000	Capitacommerical Trust	149,700
365	Cofinimmo SA	51,179
428,851	Commonwealth Property Office Fund	358,176
19,642	Derwent Valley Holdings plc	383,001
11,330	Duke Realty Corp.	136,073
42,503	Great Portland Estates plc	179,773
12,027	ICADE	1,288,568
124	Japan Real Estate Investment Corp.	1,011,815
10,600	Kilroy Realty Corp.	294,044
32,194	Mack-Cali Realty Corp.	1,040,832
159	Nippon Building Fund, Inc.	1,416,173
5,440	Societe Immobiliere de Locationpour l’Industrie et le Commerce	701,792

		9,281,712

Real Estate Investment Trusts (REITs) (1.5%):
2,377	Befimmo SCA Sicafi	215,747
11,390	Colony Financial, Inc.*	222,674
14,680	Cousins Properties, Inc.	121,550
10,860	CreXus Investment Corp.*	155,298
4,650	Digital Realty Trust, Inc.	212,552
23,710	Kite Realty Group Trust	98,871
3,960	LTC Properties, Inc.	95,198
8,818	Mercialys SA	350,293
6,650	Nationwide Health Properties, Inc.	206,084
17,400	Starwood Property Trust, Inc.*	352,350

		2,030,617

Real Estate Management & Development (40.7%):
54,000	Agile Property Holdings, Ltd.	63,020
160,000	Allgreen Properties, Ltd.	126,928
16,233	Alstria Office AG	186,910
435,402	Beni Stabili SpA	375,420
2,485,087	BGP Holdings plc*	0
48,536	Big Yellow Group plc*	291,005
208,759	Brookfield Properties Corp.	2,350,626
7,518	CA Immobilien Anlagen AG*	97,420
310,071	Capital & Regional plc	163,608
879,000	Capitaland, Ltd.	2,301,818
18,238	Castellum AB	176,883
1,387,120	China Overseas Land & Investment, Ltd.	2,971,653
1,005,000	China Resources Land, Ltd.	2,186,599
16,142	Citycon Oyj	68,538
18,634	Conwert Immobilien Invest AG*	256,674
2,034	Deutsche Euroshop AG	71,407
42,475	Development Securities plc*	229,743
98,620	Forest City Enterprises, Inc., Class A	1,318,549
279,600	Glorious Property Holdings, Ltd.*	158,745
30,379	Grainger Trust plc	144,502
765,700	Guangzhou R&F Properties Co., Ltd.	1,334,485
578,000	Hang Lung Properties, Ltd.	2,111,550
227,300	Henderson Land Development Co., Ltd.	1,489,607
902,500	Hongkong Land Holdings, Ltd.	3,902,367
84,853	Hufvudstaden AB	682,077
313,242	Hysan Development Co., Ltd.	779,464
544,303	Kerry Properties, Ltd.	2,892,132
418,000	Mitsubishi Estate Co., Ltd.	6,534,845
357,000	Mitsui Fudosan Co., Ltd.	5,984,865
44,538	Morgans Hotel Group*	241,396
902	NTT Urban Development Corp.	823,250
19,964	PSP Swiss Property AG	1,156,372
91,326	Quintain Estates & Development plc*	307,936
190,000	Shimao Property Holdings, Ltd.	319,797
146,000	Sino Land Co., Ltd.	259,820
128,500	Sino-Ocean Land Holdings, Ltd.	115,339
68,349	Sponda Oyj*	271,248
58,213	ST Modwen Properties plc*	206,611
198,000	Sumitomo Realty & Development Co.	3,587,015
576,800	Sun Hung Kai Properties, Ltd.	8,454,318
20,500	Swire Pacific, Ltd., Class A	240,043
22,000	Tokyo Tatemono Co., Ltd.	106,538
100,012	Unite Group plc	420,867
235,000	Wing Tai Holdings, Ltd.	277,901

		56,039,891

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Residential REITs (7.4%):
42,818	AvalonBay Communities, Inc.	3,114,153
25,255	Camden Property Trust	$1,017,776
24,148	Equity Lifestyle Properties, Inc.	1,033,293
144,021	Equity Residential Properties Trust	4,421,445
160	Essex Property Trust, Inc.	12,733
34,565	Post Properties, Inc.	622,170

		10,221,570

Retail REITs (20.2%):
29,496	Acadia Realty Trust	444,505
66,800	BR Malls Participacoes SA*	788,944
325,000	CapitaMall Trust	424,264
530,959	CFS Retail Property Trust	938,081
15,981	Corio NV	1,102,479
14,721	Eurocommercial Properties NV	583,472
24,753	Federal Realty Investment Trust	1,519,092
180,555	Hammerson plc	1,139,372
15,497	Klepierre	614,765
147,474	Land Securities Group plc	1,473,588
96,690	Liberty International plc	741,914
55,291	Regency Centers Corp.	2,048,532
34,770	RioCan	584,697
74,494	Simon Property Group, Inc.	5,172,109
68,917	Starwood Hotels & Resorts Worldwide, Inc.	2,276,328
193,000	Suntec	144,462
7,465	Taubman Centers, Inc.	269,337
3,855	Vastned Retail NV	248,342
597,164	Westfield Group	7,269,646

		27,783,929

Specialized REITs (6.1%):
32,325	DiamondRock Hospitality Co.*	261,832
49,196	Healthcare Realty Trust, Inc.	1,039,511
160,610	Host Hotels & Resorts, Inc.	1,890,380
3,195	LaSalle Hotel Properties	62,814
25,800	NRDC Aquisition Corp.*	266,772
36,918	Public Storage, Inc.	2,777,710
189,342	Safestore Holdings, Ltd.	457,303
74,414	Senior Housing Properties Trust	1,422,052
8,597	Sovran Self Storage, Inc.	261,607

		8,439,981

Total Common Stocks (Cost $123,836,099)		134,802,633

Rights (0.3%):
Real Estate Management & Development (0.3%):
18,184	Unite Group plc	3,777

Total Rights (Cost $0)		3,777

Investment Company (1.4%):
1,920,006	Dreyfus Treasury Prime Cash Management, 0.00%(a)	1,920,006

Total Investment Company (Cost $1,920,006)		1,920,006

Total Investment Securities (Cost $125,756,105)(b)—99.3%		136,726,416
Net other assets (liabilities) — 0.7%		996,954

Net Assets — 100.0%		$137,723,370

Percentages indicated are based on net assets as of September 30, 2009.

*	Non-income producing security.

PLC	Public Liability Company

REIT	Real Estate Investment Trust

(a)	The rate represents the effective yield at September 30, 2009.

(b)	Cost for federal income tax purposes is $144,032,929. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$18,717,687
Unrealized depreciation	(26,024,200)

Net unrealized depreciation	$(7,306,513)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2009:

Country	Percentage
United States	34.8%
Hong Kong	17.0%
Japan	14.2%
Australia	8.9%
United Kingdom	6.4%
France	5.8%
Bermuda	2.9%
Singapore	2.5%
Canada	2.2%
Netherlands	1.7%
Switzerland	0.8%
Brazil	0.6%
Sweden	0.6%
Austria	0.3%
Italy	0.3%
Belgium	0.2%
China	0.2%
Finland	0.2%
Germany	0.2%
Luxembourg	0.2%

Total	100.0%

As of September 30, 2009 the Fund’s open foreign currency exchange contracts were as follows:

				Unrealized
		Contract		Appreciation/
Long Contracts	Delivery Date	Amount	Fair Value	(Depreciation)
Receive 4,291 British Sterling Pounds in exchange for U.S. Dollars	10/1/09	$6,842	$6,856	$14
Receive 45,460 British Sterling Pounds in exchange for U.S. Dollars	10/2/09	72,180	72,641	461
Receive 85,650 British Sterling Pounds in exchange for U.S. Dollars	10/5/09	136,411	136,857	446
Receive 33,767 European Euros in exchange for U.S. Dollars	10/1/09	49,449	49,409	(40)
Receive 1,242,653 Hong Kong Dollars in exchange for U.S. Dollars	10/2/09	160,338	160,346	8
Receive 12,647,312 Japanese Yen in exchange for U.S. Dollars	10/1/09	140,432	140,917	485

				$1,374

				Unrealized
		Contract		Appreciation/
Short Contracts	Delivery Date	Amount	Fair Value	(Depreciation)
Deliver 35,828 Australia Dollars in exchange for U.S. Dollars	10/1/09	$31,267	$31,600	$(333)
Deliver 4,662 British Sterling Pounds in exchange for U.S. Dollars	10/1/09	6,842	6,821	21
Deliver 396 European Euros in exchange for U.S. Dollars	10/2/09	636	632	4
Deliver 49,354 European Euros in exchange for U.S. Dollars	10/2/09	72,180	72,214	(34)
Deliver 93,360 European Euros in exchange for U.S. Dollars	10/5/09	136,411	136,604	(193)
Deliver 72,740 Singapore Dollars in exchange for U.S. Dollars	10/1/09	51,251	51,659	(408)

				$(943)

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (95.7%):
Aerospace & Defense (1.2%):
20,000	General Dynamics Corp.	$1,292,000
19,260	Raytheon Co.	923,902

		2,215,902

Air Freight & Logistics (0.7%):
17,500	FedEx Corp.	1,316,350

Auto Components (0.5%):
27,000	Autoliv, Inc.	907,200

Automobiles (0.6%):
48,290	Harley-Davidson, Inc.	1,110,670

Beverages (0.5%):
17,660	Coca-Cola Co. (The)	948,342

Capital Markets (2.0%):
156,760	Charles Schwab Corp.	3,001,954
14,100	State Street Corp.	741,660

		3,743,614

Chemicals (1.0%):
70,900	Dow Chemical Co. (The)	1,848,363

Commercial Banks (4.6%):
47,900	BB&T Corp.	1,304,796
17,300	Comerica, Inc.	513,291
97,900	Fifth Third Bancorp	991,727
37,116	First Horizon National Corp.*	491,044
70,470	PNC Financial Services Group, Inc.	3,424,137
37,600	U.S. Bancorp	821,936
35,800	Wells Fargo & Co.	1,008,844

		8,555,775

Commercial Services & Supplies (2.4%):
30,600	Avery Dennison Corp.	1,101,906
32,800	Cintas Corp.	994,168
23,701	Manpower, Inc.	1,344,084
36,800	Robert Half International, Inc.	920,736

		4,360,894

Communications Equipment (1.6%):
127,800	Cisco Systems, Inc.*	3,008,412

Computers & Peripherals (1.9%):
74,590	Hewlett-Packard Co.	3,521,394

Diversified Financial Services (8.4%):
198,600	Bank of America Corp.	3,360,312
358,100	Citigroup, Inc.	1,733,204
237,896	JPMorgan Chase & Co.	10,424,603

		15,518,119

Diversified Telecommunication Services (1.4%):
86,960	Verizon Communications, Inc.	2,632,279

Electric Utilities (4.3%):
123,074	American Electric Power Co., Inc.	3,814,063
13,900	Edison International	466,762
20,519	Entergy Corp.	1,638,648
43,950	FirstEnergy Corp.	2,009,394

		7,928,867

Electronic Equipment Instruments & Components (1.2%):
78,700	Agilent Technologies, Inc.*	2,190,221

Energy Equipment & Services (1.7%):
40,520	Schlumberger, Ltd.	2,414,992
23,700	Smith International, Inc.	680,190

		3,095,182

Food & Staples Retailing (1.4%):
69,800	Walgreen Co.	2,615,406

Food Products (1.9%):
31,512	Cadbury plc, ADR	1,613,729
62,480	Unilever NV, New York Shares	1,803,173

		3,416,902

Health Care Equipment & Supplies (2.5%):
153,580	Boston Scientific Corp.*	1,626,412
19,355	CareFusion Corp.*	421,939
59,755	Covidien plc	2,585,002

		4,633,353

Health Care Providers & Services (0.6%):
38,710	Cardinal Health, Inc.	1,037,428

Hotels, Restaurants & Leisure (0.7%):
64,620	Starbucks Corp.*	1,334,403

Household Durables (1.4%):
90,470	Sony Corp., SP ADR	2,641,724

Industrial Conglomerates (5.1%):
235,700	General Electric Co.	3,870,194
28,600	Siemens AG, ADR	2,658,656
81,865	Tyco International, Ltd.	2,822,705

		9,351,555

Insurance (6.9%):
51,950	Chubb Corp. (The)	2,618,800
265,440	Marsh & McLennan Cos., Inc.	6,564,331
12,200	Transatlantic Holdings, Inc.	612,074
60,228	Travelers Cos., Inc. (The)	2,965,024

		12,760,229

Internet Software & Services (2.3%):
181,930	eBay, Inc.*	4,295,367

Machinery (2.4%):
63,700	Dover Corp.	2,469,012
60,740	Ingersoll-Rand plc	1,862,896

		4,331,908

Media (7.4%):
168,970	Comcast Corp., Class A	2,853,903
44,811	Time Warner Cable, Inc.*	1,930,906
137,430	Time Warner, Inc.	3,955,235
170,990	Viacom, Inc., Class B*	4,794,560

		13,534,604

Metals & Mining (1.5%):
20,800	Freeport-McMoRan Copper & Gold, Inc., Class B	1,427,088
28,610	Newmont Mining Corp.	1,259,412

		2,686,500

Multiline Retail (0.9%):
95,260	Macy’s, Inc.	1,742,305

Oil, Gas & Consumable Fuels (12.0%):
68,270	Anadarko Petroleum Corp.	4,282,577
36,930	BP plc, SP ADR	1,965,784
21,368	ConocoPhillips	964,979
30,170	Devon Energy Corp.	2,031,346
40,182	Exxon Mobil Corp.	2,756,887
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
24,873	Hess Corp.	$1,329,711
57,520	Occidental Petroleum Corp.	4,509,568
65,780	Royal Dutch Shell plc, ADR	3,761,958
23,300	Valero Energy Corp.	451,787

		22,054,597

Personal Products (1.1%):
53,500	Estee Lauder Co., Inc. (The), Class A	1,983,780

Pharmaceuticals (7.5%):
30,340	Abbott Laboratories	1,500,920
41,220	Bayer AG, ADR	2,868,912
141,610	Bristol-Myers Squibb Co.	3,189,057
106,500	Pfizer, Inc.	1,762,575
55,960	Roche Holding AG, ADR	2,271,976
76,470	Schering Plough Corp.	2,160,278

		13,753,718

Semiconductors & Semiconductor Equipment (2.0%):
111,690	Intel Corp.	2,185,773
43,962	Lam Research Corp.*	1,501,742

		3,687,515

Software (0.3%):
27,829	Symantec Corp.*	458,344

Specialty Retail (3.0%):
71,000	Gap, Inc. (The)	1,519,400
147,410	Home Depot, Inc.	3,927,002

		5,446,402

Wireless Telecommunication Services (0.8%):
68,100	Vodafone Group plc, ADR	1,532,250

Total Common Stocks (Cost $154,666,146)		176,199,874

Investment Company (4.3%):
7,908,133	Dreyfus Treasury Prime Cash Management, 0.00% (a)	7,908,133

Total Investment Company (Cost $7,908,133)		7,908,133

Total Investment Securities (Cost $162,574,279)(b)—100.0%		184,108,007
Net other assets (liabilities) — 0.0%		(21,327)

Net Assets — 100.0%		$184,086,680

Percentages indicated are based on net assets as of September 30, 2009.

*	Non-income producing security.

ADR	American Depository Receipt

PLC	Public Liability Company

(a)	The rate presented represents the effective yield at September 30, 2009.

(b)	Cost for federal income tax purposes is $164,079,448. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$28,620,077
Unrealized depreciation	(8,591,518)

Net unrealized appreciation	$20,028,559

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2009:

Country	Percentage
United States	83.3%
United Kingdom	4.8%
Germany	3.0%
Switzerland	2.8%
Ireland	2.4%
Netherlands	2.3%
Japan	1.4%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Schedule of Portfolio Investments
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks (95.2%):
Air Freight & Logistics (4.2%):
108,561	C.H. Robinson Worldwide, Inc.	$6,269,398
225,219	Expeditors International of Washington, Inc.	7,916,448

		14,185,846

Capital Markets (2.6%):
199,604	Calamos Asset Management, Inc., Class A	2,606,828
129,679	Morningstar, Inc.*	6,297,212

		8,904,040

Chemicals (3.8%):
149,991	Intrepid Potash, Inc.*	3,538,288
266,577	Nalco Holding Co.	5,462,163
190,757	Rockwood Holdings, Inc.*	3,923,871

		12,924,322

Commercial Services & Supplies (2.8%):
108,576	Corporate Executive Board Co.	2,703,543
402,790	Groupe Aeroplan, Inc.	3,725,356
163,888	Monster Worldwide, Inc.*	2,864,762

		9,293,661

Computers & Peripherals (2.1%):
401,709	Palm, Inc.*	7,001,788

Construction & Engineering (2.3%):
111,601	Aecom Technology Corp.*	3,028,851
150,683	Gafisa SA, ADR	4,574,736

		7,603,587

Construction Materials (2.9%):
81,983	Martin Marietta Materials, Inc.	7,548,175
51,312	Texas Industries, Inc.	2,155,104

		9,703,279

Distributors (3.5%):
2,940,121	Li & Fung, Ltd.	11,785,115

Diversified Consumer Services (2.9%):
74,272	New Oriental Education & Technology Group, Inc., ADR*	5,975,183
17,424	Strayer Education, Inc.	3,792,856

		9,768,039

Diversified Financial Services (8.2%):
56,702	Greenhill & Co., Inc.	5,079,365
52,151	Intercontinental Exchange, Inc.*	5,068,556
312,019	Leucadia National Corp.*	7,713,110
84,672	Moody’s Corp.	1,732,389
30,438	MSCI, Inc., Class A*	901,573
464,942	Redecard SA	7,189,500

		27,684,493

Electronic Equipment Instruments & Components (1.5%):
613,300	BYD Co, Ltd., Class H*	5,002,937

Health Care Equipment & Supplies (4.4%):
122,321	Gen-Probe, Inc.*	5,068,982
16,800	Intuitive Surgical, Inc.*	4,405,800
162,545	Ironwood Pharmaceuticals, Inc.(a)(b)	1,950,540
99,615	Mindray Medical International, Ltd., ADR	3,251,434

		14,676,756

Hotels, Restaurants & Leisure (9.3%):
189,076	Ctrip.com International, Ltd., ADR*	11,115,778
273,717	Las Vegas Sands Corp.*	4,609,394
251,240	Starbucks Corp.*	5,188,106
147,281	Wynn Resorts, Ltd.*	10,440,750

		31,354,028

Household Durables (2.0%):
43,046	Mohawk Industries, Inc.*	2,052,864
7,585	NVR, Inc.*	4,834,451

		6,887,315

Internet & Catalog Retail (3.8%):
49,536	Netflix, Inc.*	2,287,077
63,665	Priceline.com, Inc.*	10,556,930

		12,844,007

Internet Software & Services (8.4%):
258,633	Akamai Technologies, Inc.*	5,089,897
2,905,000	Alibaba.com, Ltd. (c)	6,701,261
32,649	Baidu, Inc., ADR*	12,767,392
42,217	Equinix, Inc.*	3,883,964

		28,442,514

Life Sciences Tools & Services (5.4%):
271,256	Illumina, Inc.*	11,528,380
109,076	Techne Corp.	6,822,704

		18,351,084

Media (1.1%):
136,791	Discovery Communications, Inc., Class C*	3,560,670

Multiline Retail (0.8%):
40,264	Sears Holdings Corp.*	2,629,642

Oil, Gas & Consumable Fuels (8.4%):
182,838	Covanta Holding Corp.*	3,108,246
107,055	Petrohawk Energy Corp.*	2,591,801
188,821	Range Resources Corp.	9,320,205
274,871	Ultra Petroleum Corp.*	13,457,684

		28,477,936

Pharmaceuticals (1.2%):
72,391	Allergan, Inc.	4,108,913

Real Estate Management & Development (1.2%):
171,657	Brookfield Asset Management, Inc., Class A	3,898,330

Software (9.5%):
187,910	Autodesk, Inc.*	4,472,258
91,669	IHS, Inc., Class A*	4,687,036
67,711	Rovi Corp.*	2,275,090
163,685	Salesforce.com, Inc.*	9,318,587
267,100	Tencent Holdings, Ltd.	4,322,562
248,684	Teradata Corp.*	6,843,784

		31,919,317

Specialty Retail (1.1%):
111,929	Abercrombie & Fitch Co., Class A	3,680,226

Wireless Telecommunication Services (1.8%):
32,506	Millicom International Cellular SA*	2,364,487
120,644	NII Holdings, Inc.*	3,616,907

		5,981,394

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2009
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Total Common Stocks (Cost $306,566,493)		$320,669,239

Investment Company (4.6%):
15,665,557	Dreyfus Treasury Prime Cash Management, 0.00%(d)	15,665,557

Total Investment Company (Cost $15,665,557)		15,665,557

Total Investment Securities (Cost $322,232,050)(e)—99.8%		336,334,796
Net other assets (liabilities) — 0.2%		639,418

Net Assets — 100.0%		$336,974,214

Percentages indicated are based on net assets as of September 30, 2009.

*	Non-income producing security.

ADR	American Depository Receipt

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2009, these securities represent 0.6% of the net assets of the Fund.

(b)	Security was fair valued as of September 30, 2009. Represents 0.6% of the net assets of the Fund.

(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(d)	The rate presented represents the effective yield at September 30, 2009.

(e)	Cost for federal income tax purposes is $326,057,344. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$55,491,685
Unrealized depreciation	(45,214,233)

Net unrealized appreciation	$10,277,452

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2009:

Country	Percentage
United States	71.3%
Cayman Islands	8.9%
Canada	6.3%
Hong Kong	4.8%
Brazil	3.5%
China	3.0%
Switzerland	1.5%
Luxembourg	0.7%

Total	100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2009 (Unaudited)
1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 38 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL BlackRock Capital Appreciation Fund
•	AZL BlackRock Growth Fund
•	AZL Columbia Mid Cap Value Fund
•	AZL Columbia Small Cap Value Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Equity Growth Fund
•	AZL Enhanced Bond Index Fund

•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL International Index Fund
•	AZL Jennison 20/20 Fund
•	AZL JPMorgan Large Cap Equity Fund
•	AZL JPMorgan U.S. Equity Fund
•	AZL Mid Cap Index Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL NFJ International Value Fund
•	AZL OCC Opportunity Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund

•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.
The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. The Funds except the AZL Schroder Emerging Markets Equity Fund and AZL S&P 500 Index Fund offer a single class of shares of the Funds’. The AZL Schroder Emerging Markets Equity Fund and AZL S&P 500 Index Fund each offer Class 1 and Class 2 shares of the Funds’.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedules of portfolio investments (“Schedules”). The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Security Valuation
The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in other investment companies are valued at their published net asset value.
Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.
Exchange traded options and futures contracts are valued at the last sales price as of the close of the primary exchange. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the New York Stock Exchange (“NYSE”). Non-exchange traded derivatives, such as certain options and swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes.
Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE (generally 4:00 pm EST). The Funds utilize a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities.
Investment Transactions and Investment Income
Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period.
Real Estate Investment Trusts
The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities.
Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.
Mortgage Dollar Roll Transactions
The AZL PIMCO Fundamental IndexPLUS Total Return Fund and AZL Van Kampen Equity and Income Fund may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, a Fund sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Funds will not be entitled to receive any interest or principal paid on the securities sold. The Funds are compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Funds may also be compensated by receipt of a commitment fee.
Repurchase Agreements
Under the terms of a repurchase agreement, the Funds (except for the AZL Schroder Emerging Markets Equity Fund and AZL Turner Quantitative Small Cap Growth Fund) would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers which a Sub-adviser deems creditworthy, subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price would generally equal the price paid by the Funds plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligations or become insolvent, the Funds holding the obligation would suffer a loss to the extent that the proceeds from the sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Funds were delayed pending court action. Additionally, there is no controlling legal precedent confirming that the Funds would be entitled, as against the claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Trustees believes that, under the regular procedures normally in effect for the custody of a Funds’ securities subject to repurchase agreements, and under federal laws, a court of competent jurisdiction would rule in favor of the Fund if presented with the question. Securities subject to repurchase agreements will be held by the Funds’ Custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.
Loan Participations and Assignments
The AZL PIMCO Fundamental IndexPLUS Total Return Fund, AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund and AZL TargetPLUS Moderate Fund (collectively, the “PLUS Funds”) may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The PLUS Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as an agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in loan participations, the PLUS Funds have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The PLUS Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the PLUS Funds may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the PLUS Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
Short Sales
The PLUS Funds may engage in short sales. The PLUS Funds may also incur dividend expense if the issuer of a security that has been sold short declares a dividend. The PLUS Funds are exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. Short sales involve elements of market risk and exposure to loss. This risk is potentially unlimited, as the Funds that sells a security short without hedging will be exposed to any market value increase in the security sold short.
Securities Lending
To generate additional income, each Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At September 30, 2009, the Funds had no amounts outstanding related to securities lending.
Derivative Instruments
All open derivative positions at period end are reflected on the Funds’ Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposures related to each instrument type.
Foreign Currency Exchange Contracts
The Funds may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency.
Futures Contracts
The Funds (except for the AZL First Trust Target Double Play Fund, AZL Money Market Fund, AZL TargetPLUS Equity Fund and AZL Turner Quantitative Small Cap Growth Fund) may enter into futures contracts. The Funds may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Options Contracts
The PLUS Funds may write call and put options on instruments in which it may invest. Writing put options tends to increase the PLUS Funds’ exposure to the underlying instrument. Writing call options tends to decrease the PLUS Funds’ exposure to the underlying instrument. When the PLUS Funds write a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. The PLUS Funds as writers of an option have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the PLUS Funds may not be able to enter into a closing transaction because of an illiquid market.
The PLUS Funds may also purchase put and call options. Purchasing call options tends to increase the PLUS Funds’ exposure to the underlying instrument. Purchasing put options tends to decrease the PLUS Funds’ exposure to the underlying instrument. The PLUS Funds pay a premium which is recorded as the cost basis in the investment which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchased options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds received on the underlying instrument to determine the realized gain or loss.
The writing or purchasing of options subjects the PLUS Funds to equity price risk related to stock options and interest rate risk on bond, time deposit, and interest rate options.
Transactions in options written during the quarter ended September 30, 2009 for the AZL PIMCO Fundamental Index Total Return Fund were as follows:

	Number of	Premiums
Options Transactions	Contracts	Received
Options outstanding at June 30, 2009	(108)	$(5,030)
Options written	(314)	(34,717)
Options exercised	—	—
Options bought back	—	—
Options expired	108	5,030

Options outstanding at September 30, 2009	(314)	$(34,717)

Transactions in options written during the quarter ended September 30, 2009 for the AZL TargetPLUS Balanced Fund were as follows:

	Number of	Premiums
Options Transactions	Contracts	Received
Options outstanding at June 30, 2009	(214)	$(44,311)
Options written	(323)	(23,562)
Options exercised	—	—
Options bought back	101	19,904
Options expired	114	10,396

Options outstanding at September 30, 2009	(322)	$(37,573)

Transactions in options written during the quarter ended September 30, 2009 for the AZL TargetPLUS Growth Fund were as follows:

	Number of	Premiums
Options Transactions	Contracts	Received
Options outstanding at June 30, 2009	(60)	$(240)
Options written
Options exercised
Options bought back
Options expired	60	240

Options outstanding at September 30, 2009	—	$—

Transactions in options written during the quarter ended September 30, 2009 for the AZL TargetPLUS Moderate Fund were as follows:

	Number of	Premiums
Options Transactions	Contracts	Received
Options outstanding at June 30, 2009	(60)	$(240)
Options written
Options exercised
Options bought back
Options expired	60	240

Options outstanding at September 30, 2009	—	$—

Swap Agreements
The PLUS Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The PLUS Funds may enter into swap agreements to manage its exposure to market, interest rate and credit risk. The value of swap agreements are equal to the PLUS Funds’ obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.
Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the PLUS Funds will receive a payment from or make a payment to the counterparty.
Credit default swap (CDS) agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified amount in the event of a default by a third party reference entity. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. As a seller, the PLUS Funds would effectively add leverage to its portfolio because, in addition to its total net assets, the PLUS Funds would be subject to investment exposure on the notional amount of the swap. When entering into or closing a CDS position, a cash flow to account for market premiums or discounts (as compared to par value) is exchanged. The seller typically receives a pre-determined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the notional amount of the referenced debt obligation to the counterparty in exchange for the defaulted obligation, or the seller would be required to pay a net settlement amount to the counterparty equal to the notional amount of the referenced debt obligation less the recovery value of the defaulted obligation. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Credit default swap agreements on corporate issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specified referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The PLUS Funds use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the PLUS Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.
Credit default swap agreements on credit indices involve a party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms, including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The PLUS Funds use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds. Purchasing credit default swaps on indices is less expensive than buying many credit default swaps to hedge a portfolio. Credit default swaps on indices protect investors owning bonds against default and can also be used to speculate on changes in credit quality.
Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily.
Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as a realized gain or loss. Net periodic payments received or paid by the PLUS Funds are included as part of realized gains (losses). Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. The notional amounts reflect the extent of the total investment exposure each PLUS Fund has under the swap agreement. The PLUS Funds bear the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Schedule of Portfolio Investments.
The PLUS Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as over-the-counter swap contracts, entered into by the PLUS Funds and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
3. Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid.
At September 30, 2009, the AZL Davis NY Venture Fund held restricted illiquid securities representing 0.7% of the net assets of the Fund, all of which have been deemed illiquid. The restricted illiquid securities held as of September 30, 2009 are identified below:

	Acquisition	Acquisition		Fair
Security	Date	Cost	Principal Amount	Value
Harley-Davidson, Inc., 15.00%, 2/1/14	2/2/09	$3,000,000	$3,000,000	$3,653,994
At September 30, 2009, the AZL Oppenheimer International Growth Fund held restricted illiquid securities representing 0.0% of the net assets of the Fund, all of which have been deemed illiquid. The restricted illiquid securities held as of September 30, 2009 are identified below:

	Acquisition	Acquisition		Fair
Security	Date	Cost	Shares	Value
Art Advanced Research Technologies, Inc.	4/3/07	$450,225	957,913	$71,593
At September 30, 2009, the AZL PIMCO Fundamental IndexPLUS Total Return Fund held restricted illiquid securities representing 3.0% of the net assets of the Fund, all of which have been deemed illiquid. The restricted illiquid securities held as of September 30, 2009 are identified below:

	Acquisition	Acquisition	Principal Amount	Fair
Security	Date	Cost	or Shares	Value
Bank of Scotland plc, 4.88%, 4/15/11, MTN	9/2/09	$609,090	$600,000	$622,710
DG Funding Trust	4/3/07	450,225	34	289,425
At September 30, 2009, the AZL Van Kampen Mid Cap Growth Fund held restricted illiquid securities representing 0.6% of the net assets of the Fund, all of which have been deemed illiquid. The restricted illiquid securities held as of September 30, 2009 are identified below:

	Acquisition	Acquisition		Fair
Security	Date	Cost	Shares	Value
Ironwood Pharmaceuticals, Inc.	9/11/08	$1,950,540	162,545	$1,950,540
4. Investment Valuation Summary
The valuation techniques, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
* Level 1—quoted prices in active markets for identical assets
* Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
* Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities of sufficient credit quality maturing in sixty days or less are generally valued at amortized cost, which approximates fair value. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Schedule of Portfolio Investments includes additional information regarding the investments for the Funds. The following is a summary of the valuation inputs used as of September 30, 2009 in valuing the Funds’ investments based upon three levels defined above:
AZL AIM International Equity Fund

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Foreign(a):
Aerospace & Defense	$1,203,512	$8,145,684	$9,349,196
Air Freight & Logistics	2,257,084	—	2,257,084
Communications Equipment	1,172,077	—	1,172,077
Construction Materials	1,523,752	—	1,523,752
Diversified Telecommunication Services	3,028,979	6,449,626	9,478,605
Food & Staples Retailing	5,091,656	1,722,577	6,814,233
Household Products	5,392,277	—	5,392,277
Industrial Conglomerates	3,217,319	3,293,937	6,511,256
IT Services	4,595,300	1,165,839	5,761,139
Machinery	2,216,113	1,533,466	3,749,579
Media	2,493,551	6,319,555	8,813,106
Metals & Mining	4,245,172	—	4,245,172
Oil, Gas & Consumable Fuels	17,463,976	3,480,624	20,944,600
Pharmaceuticals	13,164,475	17,344,119	30,508,594
Road & Rail	1,752,839	—	1,752,839
Semiconductors & Semiconductor Equipment	2,689,639	—	2,689,639
Software	1,132,396	—	1,132,396
Wireless Telecommunication Services	8,533,451	—	8,533,451
All Other Common Stocks — Foreign+	—	82,633,066	82,633,066
Rights	—	90,089	90,089
Investment Companies	12,830,044	—	12,830,044

Total Investment Securities	94,003,612	132,178,582	226,182,194

Other Financial Instruments*	—	601	601

Total Investments	$94,003,612	$132,179,183	$226,182,795

AZL BlackRock Capital Appreciation Fund

	LEVEL 1	LEVEL 2	TOTAL

Investment Securities:
Common Stocks — Domestic	$214,506,939	$—	$214,506,939
Common Stocks — Foreign(a)	14,772,145	—	14,772,145
Investment Companies	3,746,628	—	3,746,628

Total Investment Securities	$233,025,712	$—	$233,025,712

AZL BlackRock Growth Fund

	LEVEL 1	LEVEL 2	TOTAL

Investment Securities:
Common Stocks — Domestic	$140,078,713	$—	$140,078,713
Common Stocks — Foreign(a)	9,626,447	—	9,626,447

Total Investment Securities	$149,705,160	$—	$149,705,160

AZL Columbia Mid Cap Value Fund

	LEVEL 1	LEVEL 2	TOTAL

Investment Securities:
Common Stocks — Domestic	$71,847,685	$—	$71,847,685
Common Stocks — Foreign(a)	6,695,345	—	6,695,345
Convertible Preferred Stocks	432,600	—	432,600
Convertible Bonds	—	152,486	152,486
Investment Companies	1,217,753	—	1,217,753

Total Investment Securities	$80,193,383	$152,486	$80,345,869

AZL Columbia Small Cap Value Fund

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$80,222,338	$—	$80,222,338
Common Stocks — Foreign(a)	3,029,819	—	3,029,819
Investment Companies	345,123	—	345,123

Total Investment Securities	$83,597,280	$—	$83,597,280

AZL Columbia Technology Fund

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$63,990,649	$—	$63,990,649
Common Stocks — Foreign(a):
Communications Equipment	2,605,984	411,215	3,017,199
All Other Common Stocks — Foreign+	10,407,501	—	10,407,501
Investment Companies	870,840	—	870,840

Total Investment Securities	$77,874,974	$411,215	$78,286,189

AZL Davis NY Venture Fund

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$434,025,607	$—	$434,025,607
Common Stocks — Foreign(a):
Beverages	7,409,545	6,722,867	14,132,412
Capital Markets	—	7,341,971	7,341,971
Household Durables	1,192,584	806,259	1,998,843
Industrial Conglomerates	3,951,408	4,927,303	8,878,711
Insurance	3,824,177	287,868	4,112,045
Marine	—	4,184,167	4,184,167
Media	2,147,145	1,082,431	3,229,576
Metals & Mining	—	4,398,742	4,398,742
Oil, Gas & Consumable Fuels	15,682,504	3,331,190	19,013,694
Real Estate Management & Development	1,703,250	3,392,232	5,095,482
Transportation Infrastructure	95,997	1,236,789	1,332,786
All Other Common Stocks — Foreign+	17,615,119	—	17,615,119
Corporate Bonds	—	3,653,994	3,653,994
Convertible Bonds	—	740,460	740,460
Investment Companies	13,560,164	—	13,560,164

Total Investment Securities	$501,207,500	$42,106,273	$543,313,773

AZL Dreyfus Equity Growth Fund

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$141,792,666	$—	$141,792,666
Common Stocks — Foreign(a)	6,199,117	—	6,199,117
Investment Companies	364,673	—	364,673

Total Investment Securities	$148,356,456	$—	$148,356,456

AZL Enhanced Bond Index Fund

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Asset Backed Securities	$—	$1,561,965	$1,561,965
Collateralized Mortgage Obligations	—	1,321,210	1,321,210
Corporate Bonds	—	5,163,090	5,163,090
Yankee Dollars	—	902,492	902,492
Municipal Bonds	—	229,706	229,706
U.S. Government Agency	—	137,166	137,166
U.S. Government Agency Mortgages	—	11,069,102	11,069,102
US. Treasury Obligations	—	7,415,571	7,415,571
Securities Sold Short	—	(422,000)	(422,000)
Investment Companies	7,039,353	—	7,039,353

Total Investment Securities	7,039,353	27,378,302	34,417,655

Other Financial Instruments*	(25,824)	—	(25,824)

Total Investments	$7,013,529	$27,378,302	$34,391,831

AZL First Trust Target Double Play Fund

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$61,243,762	$—	$61,243,762
Common Stocks — Foreign(a)	413,269	—	413,269
Investment Companies	57,079	—	57,079

Total Investment Securities	$61,714,110	$—	$61,714,110

AZL Franklin Small Cap Value Fund

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$169,932,103	$—	$169,932,103
Common Stocks — Foreign(a)	10,567,815	—	10,567,815
Investment Companies	9,046,694	—	9,046,694

Total Investment Securities	$189,546,612	$—	$189,546,612

International Index Fund

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Foreign(a):
Aerospace & Defense	$119,028	$435,690	$554,718
Air Freight & Logistics	91,290	249,334	340,624
Automobiles	421,546	2,322,713	2,744,259
Beverages	75,057	1,461,800	1,536,857
Chemicals	35,376	2,431,176	2,466,552
Commercial Banks	707,607	11,858,520	12,566,127
Communications Equipment	462,508	355,289	817,797
Construction Materials	331,323	295,008	626,331
Diversified Telecommunication Services	1,149,226	2,307,699	3,456,925
Electric Utilities	835,151	2,240,740	3,075,891
Electrical Equipment	130,482	1,159,993	1,290,475
Energy Equipment Services	74,008	372,418	446,426
Food & Staple Retailing	707,354	1,247,760	1,955,114
Food Products	67,035	2,914,762	2,981,797
Health Care Equipment & Supplies	82,164	507,150	589,314
Household Durables	368,501	438,800	807,301
Household Products	290,078	222,369	512,447
Industrial Conglomerates	68,575	1,235,119	1,303,694
Machinery	434,917	1,301,221	1,736,138
Media	402,839	813,595	1,216,434
Metals & Mining	941,911	3,567,943	4,509,854
Multi-Utilities	463,908	1,032,238	1,496,146
Office Electronics	368,096	158,532	526,628
Oil, Gas & Consumable Fuels	2,444,156	3,990,013	6,434,169
Personal Products	52,260	248,241	300,501
Pharmaceuticals	1,904,670	3,955,167	5,859,837
Real Estate Investment Trusts (REITS)	42,335	1,052,505	1,094,840
Software	364,056	398,847	762,903
Wireless Telecommunications Services	1,005,365	570,193	1,575,558
All Other Common Stocks — Foreign+	—	20,990,355	20,990,355
Rights	—	15,559	15,559
Warrants	—	606	606
Exchange Traded Funds	302,765	—	302,765
Investment Companies	1,071,471	—	1,071,471

Total Investment Securities	15,815,058	70,151,355	85,966,413

Other Financial Instruments*	(4,893)	23,875	18,982

Total Investments	$15,810,165	$70,175,230	$85,985,395

AZL Jennison 20/20 Focus Fund

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$255,084,052	$—	$255,084,052
Common Stocks — Foreign(a)	69,193,693	—	69,193,693
Investment Companies	10,733,945	—	10,733,945

Total Investment Securities	$335,011,690	$—	$335,011,690

AZL JPMorgan Large Cap Equity Fund

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$63,493,095	$—	$63,493,095
Common Stocks — Foreign(a)	2,002,277	—	2,002,277
U.S. Treasury Obligations	—	40,761	40,761
Investment Companies	375,246	—	375,246

Total Investment Securities	$65,870,618	$40,761	$65,911,379

AZL JPMorgan U.S. Equity Fund

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$204,771,338	$—	$204,771,338
Common Stocks — Foreign(a)	6,496,997	—	6,496,997
U.S. Treasury Obligations	—	382,134	382,134
Investment Companies	2,611,920	—	2,611,920

Total Investment Securities	213,880,255	382,134	214,262,389

Other Financial Instruments*	24,534	—	24,534

Total Investments	$213,904,789	$382,134	$214,286,923

AZL Mid Cap Index Fund

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$40,045,146	$—	$40,045,146
Common Stocks — Foreign(a)	248,980	—	248,980
Investment Companies	514,871	—	514,871

Total Investment Securities	40,808,997	—	40,808,997

Other Financial Instruments*	8,425	—	8,425

Total Investments	$40,817,422	$—	$40,817,422

AZL Money Market Fund

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Certificates of Deposit	$—	$356,775,506	$356,775,506
Commercial Paper	—	446,688,412	446,688,412
Corporate Bonds	—	45,885,000	45,885,000
U.S. Government Agency Mortgages	—	70,598,714	70,598,714
U.S. Treasury Obligations	—	71,854,876	71,854,876

Total Investment Securities	$—	$991,802,508	$991,802,508

AZL NACM International Fund

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Foreign(a):
Automobiles	63,687	198,567	$262,254
Diversified Telecommunications Services	198,938	265,304	464,242
Electric Utilities	99,186	332,534	431,720
Machinery	111,435	142,959	254,394
Media	182,310	89,877	272,187
Metals & Mining	107,836	442,266	550,102
Office Electronics	32,008	—	32,008
Oil, Gas & Consumable Fuels	244,952	551,594	796,546
Pharmaceuticals	195,535	516,588	712,123
Wireless Telecommunication Services	74,593	90,016	164,609
All Other Common Stocks — Foreign+	—	5,960,163	5,960,163
Rights	—	5,704	5,704
Investment Companies	91,576	—	91,576

Total Investment Securities	1,402,056	8,595,572	9,997,628

Other Financial Instruments*	—	(26)	(26)

Total Investments	$1,402,056	$8,595,546	$9,997,602

NFJ International Value Fund

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Foreign(a):
Multiline Retail	$—	$634,095	$634,095
All Other Common Stocks — Foreign+	67,537,577	—	67,537,577
Investment Companies	1,894,688	—	1,894,688

Total Investment Securities	$69,432,265	$634,095	$70,066,360

AZL OCC Opportunity Fund

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$128,626,632	$—	$128,626,632
Common Stocks — Foreign(a)	19,682,405	—	19,682,405
Investment Companies	2,264,487	—	2,264,487

Total Investment Securities	$150,573,524	$—	$150,573,524

Oppenheimer Global Fund

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investment Securities:
Common Stocks — Domestic	$39,661,413	$—	$—	$39,661,413
Common Stocks — Foreign(a):
Aerospace & Defense	1,046,064	1,626,251	—	2,672,315
Air Freight & Logistics	1,280,611	—	—	1,280,611
Beverages	3,805,762	763,561	—	4,569,323
Energy Equipment & Services	1,656,887	1,775,502	—	3,432,389
Food & Staples Retailing	1,501,308	521,749	—	2,023,057
Hotels, Restaurants & Leisure	2,050,048	212,905	—	2,262,953
Household Products	1,289,176	—	—	1,289,176
Insurance	1,333,944	1,393,330	—	2,727,274
Machinery	589,772	—	—	589,772
Media	1,490,918	610,809	—	2,101,727
Oil, Gas & Consumable Fuels	2,864,121	—	—	2,864,121
Pharmaceuticals	3,154,603	2,139,362	—	5,293,965
Software	2,365,287	3,377,381	—	5,742,668
Wireless Telecommunication Services	1,972,648	1,603,398	—	3,576,046
All Other Common Stocks — Foreign+	—	48,460,084	—	48,460,084
Rights	—	—	9,083	9,083
Convertible Bonds	—	131,169	—	131,169
Investment Companies	1,198,629	—	—	1,198,629

Total Investment Securities	$67,261,191	$62,615,501	$9,083	$129,885,775

Oppenheimer International Growth Fund

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$306,035	$—	$306,035
Common Stocks — Foreign(a):
Aerospace & Defense	1,094,112	650,275	1,744,387
Automobiles	1,200,162	1,478,967	2,679,129
Commercial Banks	686,368	—	686,368
Commercial Services & Supplies	1,492,805	6,868,370	8,361,175
Energy Equipment & Services	487,565	2,270,386	2,757,951
Food & Staples Retailing	850,300	—	850,300
Health Care Equipment & Supplies	1,194,506	9,177,873	10,372,379
Hotels, Restaurants & Leisure	1,015,040	999,351	2,014,391
Household Products	851,600	—	851,600
Marine	394,380	—	394,380
Media	1,531,245	950,497	2,481,742
Metals & Mining	1,911,532	3,291,144	5,202,676
Office Electronics	1,438,376	—	1,438,376
Oil, Gas & Consumable Fuels	4,353,072	914,795	5,267,867
Pharmaceuticals	2,151,646	4,590,110	6,741,756
Software	1,111,522	9,954,091	11,065,613
Wireless Telecommunication Services	605,375	742,626	1,348,001
All Other Common Stocks — Foreign+	—	77,023,677	83,931,163
Warrants	—	57,541	57,541
Investment Companies	5,865,677	—	5,865,677

Total Investment Securities	$28,541,318	$118,969,703	$147,511,021

AZL PIMCO Fundamental IndexPLUS Total Return Fund

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Asset Backed Securities	$—	$562,653	$562,653
Collateralized Mortgage Obligations	—	1,840,965	1,840,965
Corporate Bonds	—	2,767,484	2,767,484
Yankee Dollars	—	3,771,308	3,771,308
Preferred Stocks	—	339,015	339,015
Municipal Bonds	—	104,467	104,467
U.S. Government Agency Mortgages	—	13,151,653	13,151,653
U.S. Treasury Obligations	—	12,606,488	12,606,488
Repurchase Agreements	—	1,600,000	1,600,000
Foreign Bonds	—	987,862	987,862
Written Options	—	(13,463)	(13,463)
Securities Sold Short	—	(2,091,877)	(2,091,877)
Investment Companies	448,737	—	448,737

Total Investment Securities	448,737	35,626,555	36,075,292

Other Financial Instruments*	379,498	(989,687)	(610,189)

Total Investments	$828,235	$34,636,868	$35,465,103

AZL S&P 500 Index Fund

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$459,459,401	$—	$459,459,401
Common Stocks — Foreign(a)	5,335,068	—	5,335,068
U.S. Treasury Obligations	—	1,849,676	1,849,676
Investment Companies	5,150,703	—	5,150,703

Total Investment Securities	469,945,172	1,849,676	471,794,848

Other Financial Instruments*	131,443	—	131,443

Total Investments	$470,076,615	$1,849,676	$471,926,291

AZL Schroder Emerging Markets Equity Fund

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Foreign(a):
Capital Markets	$1,627,477	$866,834	$2,494,311
Chemicals	935,207	7,125,309	8,060,516
Commercial Banks	12,765,818	46,202,259	58,968,077
Diversified Financial Services	1,745,841	16,091,584	17,837,425
Diversified Telecommunications Services	1,296,510	6,910,997	8,207,507
Electric Utilities	3,142,700	4,510,507	7,653,207
Energy Equipment & Services	1,540,447	—	1,540,447
Food & Staples Retailing	4,530,360	324,196	4,854,556
Food Products	1,472,780	5,413,773	6,886,553
Household Durables	1,493,173	808,375	2,301,548
Internet & Catalog	956,906	—	956,906
IT Services	964,951	—	964,951
Metals & Mining	16,226,132	20,596,728	36,822,860
Oil, Gas & Consumable Fuels	34,707,653	31,243,078	65,950,731
Pharmaceuticals	6,837,027	—	6,837,027
Road & Rail	1,134,173	—	1,134,173
Semiconductors & Semiconductor Equipment	2,474,691	22,594,289	25,068,980
Wireless Telecommunications Services	6,491,982	15,976,785	22,468,767
All Other Common Stocks — Foreign+	—	100,214,681	100,214,681
Warrants	—	846,466	846,466

Total Investment Securities	$100,343,828	$279,725,861	$380,069,689

AZL Schroder International Small Cap Fund

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$293,347	$—	$293,347
Common Stocks — Foreign(a)	—	22,702,985	22,702,985
Investment Companies	1,917,148	—	1,917,148

Total Investment Securities	$2,210,495	$22,702,985	$24,913,480

AZL Small Cap Stock Index Fund

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$174,920,542	$—	$174,920,542
Common Stocks — Foreign(a)	370,806	—	370,806
U.S. Treasury Obligations	—	149,974	149,974
Investment Companies	756,980	—	756,980

Total Investment Securities	176,048,328	149,974	176,198,302

Other Financial Instruments*	7,614	—	7,614

Total Investments	$176,055,942	$149,974	$176,205,916

AZL TargetPLUS Balanced Fund

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Asset Backed Securities	$—	$200,848	$200,848
Common Stocks — Domestic	38,112,420	—	38,112,420
Common Stocks — Foreign(a):
Airlines	—	1,211,714	1,211,714
Auto Components	—	1,383,488	1,383,488
Diversified Telecommunication Services	1,450,431	767,160	2,217,591
Hotels, Restaurants & Leisure	—	849,476	849,476
Industrial Conglomerates	—	2,800,243	2,800,243
IT Services	—	1,571,496	1,571,496
Media	—	1,095,990	1,095,990
Real Estate Management & Development	—	4,152,281	4,152,281
Transportation	—	1,712,043	1,712,043
All Other Common Stocks — Foreign+	16,659,547	—	16,659,547
Corporate Bonds	—	5,543,490	5,543,490
Yankee Dollar	—	8,453,111	8,453,111
Preferred Stock	178,600	—	178,600
Municipal Bonds	—	370,809	370,809
U.S. Government Agencies	—	600,171	600,171
U.S. Government Agency Mortgages	—	18,531,840	18,531,840
U.S. Treasury Obligations	—	11,401,827	11,401,827
Repurchase Agreements	—	16,200,000	16,200,000
Foreign Bonds	—	2,815,395	2,815,395
Written Options	—	(7,105)	(7,105)
Securities Sold Short	—	(843,094)	(843,094)
Investment Companies	2,503,582	—	2,503,582

Total Investment Securities	58,904,580	78,811,183	137,715,763

Other Financial Instruments*	188,875	595,341	784,216

Total Investments	$59,093,455	$79,406,524	$138,499,979

AZL TargetPLUS Equity Fund

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$37,581,810	$—	$37,581,810
Common Stocks — Foreign(a):
Airlines	—	1,194,382	1,194,382
Auto Components	—	1,371,973	1,371,973
Diversified Telecommunication Services	1,430,243	756,478	2,186,721
Hotels, Restaurants & Leisure	—	837,644	837,644
Industrial Conglomerates	—	2,761,097	2,761,097
IT Services	—	1,549,609	1,549,609
Media	—	1,080,724	1,080,724
Real Estate Management & Development	—	4,093,186	4,093,186
Transportation	—	1,692,086	1,692,086
All Other Common Stocks — Foreign+	16,335,670	—	16,335,670

Total Investment Securities	55,347,723	15,337,179	70,684,902

Other Financial Instruments*	—	229	229

Total Investments	$55,347,723	$15,337,408	$70,685,131

AZL TargetPLUS Growth Fund

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Asset Backed Securities	$—	$100,424	$100,424
Common Stocks — Domestic	39,211,496	—	39,211,496
Common Stocks — Foreign(a):
Airlines	—	1,246,380	1,246,380
Auto Components	—	1,428,362	1,428,362
Diversified Telecommunication Services	1,492,261	789,283	2,281,544
Hotels, Restaurants & Leisure	—	873,971	873,971
Industrial Conglomerates	—	2,881,145	2,881,145
IT Services	—	1,616,811	1,616,811
Media	—	1,127,594	1,127,594
Real Estate Management & Development	—	4,267,622	4,267,622
Transportation	—	1,761,936	1,761,936
All Other Common Stocks — Foreign+	17,044,174	—	17,044,174
Corporate Bonds	—	3,053,617	3,053,617
Yankee Dollar	—	2,906,343	2,906,343
Preferred Stock	89,300	—	89,300
Municipal Bonds	—	111,960	111,960
U.S. Government Agencies	—	600,401	600,401
U.S. Government Agency Mortgages	—	7,282,491	7,282,491
U.S. Treasury Obligations	—	740,090	740,090
Repurchase Agreements	—	800,000	800,000
Foreign Bonds	—	641,021	641,021
Securities Sold Short	—	(313,781)	(313,781)
Investment Companies	651,224	—	651,224

Total Investment Securities	58,488,455	31,915,670	90,404,125

Other Financial Instruments*	80,490	236,080	316,570

Total Investments	$58,568,945	$32,151,750	$90,720,695

AZL TargetPLUS Moderate Fund

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$25,478,339	$—	$25,478,339
Common Stocks — Foreign(a):
Airlines	—	809,911	809,911
Auto Components	—	927,704	927,704
Diversified Telecommunications Services	969,625	512,854	1,482,479
Hotels, Restaurants & Leisure	—	567,885	567,885
Industrial Conglomerates	—	1,871,179	1,871,179
IT Services	—	1,050,558	1,050,558
Media	—	732,678	732,678
Real Estate Management & Development	—	2,776,373	2,776,373
Transportation Infrastructure	—	1,146,114	1,146,114
All Other Common Stocks — Foreign+	11,074,591	—	11,074,591
Corporate Bonds	—	2,572,431	2,572,431
Yankee Dollar	—	4,230,118	4,230,118
Preferred Stock	178,600	—	178,600
Municipal Bonds	—	111,960	111,960
U.S. Government Agencies	—	1,199,714	1,199,714
U.S. Government Agency Mortgages	—	10,799,310	10,799,310
U.S. Treasury Obligations	—	1,454,980	1,454,980
Repurchase Agreements	—	5,600,000	5,600,000
Foreign Bonds	—	865,172	865,172
Securities Sold Short	—	(627,563)	(627,563)
Investment Companies	674,705	—	674,705

Total Investment Securities	38,375,860	36,601,378	74,977,238

Other Financial Instruments*	128,800	452,626	581,426

Total Investments	$38,504,660	$37,054,004	$75,558,664

AZL Turner Quantitative Small Cap Growth Fund

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$46,561,034	$—	$46,561,034
Common Stocks — Foreign(a)	1,990,965	—	1,990,965
Investment Companies	552,479	—	552,479

Total Investment Securities	$49,104,478	$—	$49,104,478

AZL Van Kampen Comstock Fund

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$350,636,564	$—	$350,636,564
Common Stocks — Foreign(a)	29,002,000	—	29,002,000
Investment Companies	15,933,842	—	15,933,842

Total Investment Securities	$395,572,406	$—	$395,572,406

AZL Van Kampen Equity and Income Fund

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$125,371,877	$—	$125,371,877
Common Stocks — Foreign(a)	26,456,239	—	26,456,239
Convertible Bonds	—	23,259,527	23,259,527
Corporate Bonds	—	15,545,133	15,545,133
Preferred Stocks	3,943,033	—	3,943,033
U.S. Government Agency Mortgages	—	1,242,708	1,242,708
U.S. Treasury Obligations	—	14,529,780	14,529,780
Asset Backed Securities	—	167,979	167,979
Yankee Dollar	—	2,876,633	2,876,633
Investment Companies	14,157,636	—	14,157,636

Total Investment Securities	$169,928,785	$57,621,760	$227,550,545

AZL Van Kampen Global Franchise Fund

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$75,837,249	$—	$75,837,249
Common Stocks — Foreign(a):
Household Products	7,100,559	6,188,693	13,289,252
Machinery	6,988,930	—	6,988,930
All Other Common Stocks — Foreign+	—	129,344,601	129,344,601
Investment Companies	3,960,780	—	3,960,780

Total Investment Securities	93,887,518	135,533,294	229,420,812

Other Financial Instruments*	—	745,755	745,755

Total Investments	$93,887,518	$136,279,049	$230,166,567

AZL Van Kampen Global Real Estate Fund

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investment Securities:
Common Stocks — Domestic	$45,538,437	$—	$—	$45,538,437
Common Stocks — Foreign(a):				—
Health Care Providers & Services	113,004	—	—	113,004
Office REITs	1,011,815	4,528,362	—	5,540,177
Real Estate Management & Development	2,350,627	52,129,320	—	54,479,947
Retail REITs	1,373,641	14,680,385	—	16,054,026
All Other Common Stocks — Foreign+		13,077,042	—	13,077,042
Rights	—	—	3,777	3,777
Investment Companies	1,920,006	—	—	1,920,006

Total Investment Securities	52,307,530	84,415,109	3,777	136,726,416

Other Financial Instruments*	—	431	—	431

Total Investments	$52,307,530	$84,415,540	$3,777	$136,726,847

AZL Van Kampen Growth and Income Fund

	LEVEL 1	LEVEL 2	TOTAL
Investment Securities:
Common Stocks — Domestic	$145,396,117	$—	$145,396,117
Common Stocks — Foreign(a)	30,803,757	—	30,803,757
Investment Companies	7,908,133	—	7,908,133

Total Investment Securities	$184,108,007	$—	$184,108,007

AZL Van Kampen Mid Cap Growth Fund

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investment Securities:
Common Stocks — Domestic
Health Care Equipment & Supplies	$12,726,216	$—	$1,950,540	$14,676,756
All Other Common Stocks — Domestic+	209,860,729	—	—	209,860,729
Common Stocks — Foreign(a):
Distributors	—	11,785,115	—	11,785,115
Electronic Equipment Instruments & Components	—	5,002,937	—	5,002,937
Internet Software & Services	21,741,253	6,701,261	—	28,442,514
Software	27,596,755	4,322,562	—	31,919,317
All Other Common Stocks — Foreign+	18,981,871	—	—	18,981,871
Investment Companies	15,665,557	—	—	15,665,557

Total Investment Securities	$306,572,381	$27,811,875	$1,950,540	$336,334,796

*	Other financial instruments would include any derivative instruments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)	Based on the domicile of the security issuer.

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investment	Other Financial
AZL Oppenheimer Global Fund	Securities (Rights)**	Instruments
Balance as of June 30, 2009	$—	$—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	—	—
Net purchases (sales)	9,083	—
Transfers in (out) of Level3	—	—

Balance as of September 30, 2009	$9,083	$—

** Communications Equipment

	Investment	Other Financial
AZL Van Kampen Global Real Estate Fund	Securities (Rights)**	Instruments
Balance as of June 30, 2009	$—	$—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	—	—
Net purchases (sales)	3,777	—
Transfers in (out) of Level3	—	—

Balance as of September 30, 2009	$3,777	$—

** Real Estate Management & Development

	Investment	Other Financial
AZL Van Kampen Mid Cap Growth Fund	Securities (Common Stock)**	Instruments
Balance as of June 30, 2009	$1,950,540	$—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	—	—
Net purchases (sales)	—	—
Transfers in (out) of Level3	—	—

Balance as of September 30, 2009	$1,950,540	$—

** Health Care Equipment & Supplies

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Allianz Variable Insurance Products Trust

By (Signature and Title)*		/s/ Jeffrey Kletti
Jeffrey Kletti, President

Date	November 24, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Jeffrey Kletti
Jeffrey Kletti, President

Date	November 24, 2009

By (Signature and Title)*		/s/ Gregory R. Seward
Gregory R. Seward, Treasurer

Date	November 24, 2009

*	Print the name and title of each signing officer under his or her signature.